1933 Act File No. 33-11905
                                                    1940 Act File No. 811-5010


                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933.....

Pre-Effective Amendment No.       ..........................      _____

Post-Effective Amendment No.  41  ..........................        X

                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 42  ..........................................        X

                             THE HUNTINGTON FUNDS

              (Exact name of Registrant as Specified in Charter)

                             41 South High Street
                              Columbus, OH 43287
                   (Address of Principal Executive Offices)

                                1-800-544-8347
                       (Registrant's Telephone Number)

                                Ronald J. Corn
                         The Huntington National Bank
                             41 South High Street
                             Columbus, Ohio 43287
                   (Name and address of agent for service)
              (Notices should be sent to the Agent for Service)

                                  Copies to:
                                Alan G. Priest
                                 Ropes & Gray
                             One Franklin Square
                     1301 K Street, N.W., Suite 800 East
                            Washington, D.C. 20005

It is proposed that this filing will become effective:

  _ immediately upon filing pursuant to paragraph (b)
    on                   pursuant to paragraph (b)
    60 days after filing pursuant to paragraph (a)(i) on May 1, 2003 pursuant to paragraph (a)(i)
  _ 75 days after filing pursuant to paragraph (a)(ii) on _________________ pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.




                                      INVESTOR GUIDE

                                   INVESTMENT A SHARES
                                   INVESTMENT B SHARES



                                       MAY 1, 2003





                              INVESTMENT A SHARES PROSPECTUS
                              INVESTMENT B SHARES PROSPECTUS

                                    Money Market Funds
                               Huntington Money Market Fund
                                Huntington Ohio Municipal
                                    Money Market Fund
                          Huntington Florida Tax-Free Money Fund
                                 Huntington U.S. Treasury
                                     Money Market Fund

                                       Equity Funds
                                  Huntington Growth Fund
                              Huntington Income Equity Fund
                             Huntington Rotating Markets Fund
                             Huntington Dividend Capture Fund
                           Huntington International Equity Fund
                             Huntington Mid Corp America Fund
                               Huntington New Economy Fund
                             Huntington Situs Small Cap Fund

                                       Income Funds
                           Huntington Mortgage Securities Fund
                              Huntington Ohio Tax-Free Fund
                            Huntington Michigan Tax-Free Fund
                         Huntington Fixed Income Securities Fund
                            Huntington Intermediate Government
                                       Income Fund
                        Huntington Short/Intermediate Fixed Income
                                      Securities Fund


                                       MAY 1, 2003


                            [GRAPHIC OMITTED][GRAPHIC OMITTED]


     The Securities and Exchange Commission has not approved or disapproved of these securities or determined whether this Prospectus is accurate or complete. Any representation to the contrary is unlawful.


Huntington Funds

Table of Contents

     How to Read This Prospectus The Huntington Funds (Trust) is a mutual fund family that offers different classes of Shares in separate investment portfolios (Funds). The Funds have various investment goals and strategies. This Prospectus gives you important information about the Investment A Shares and Investment B Shares of the Funds, that you should know before investing. The Funds also offer Trust Shares and Interfund Shares, which are offered in separate Prospectuses.

     Please read this Prospectus and keep it for future reference. The Prospectus is arranged into different sections so that you can easily review the important information you should know about investing in the Funds.

                              Introduction
-----------------------------------------------------------------------------
                               XX
                              Fund Summary, Investment Strategy and Risks
------------------------------------------------------------------------------
                                    Money Market Funds
                               XX   Money Market Fund
                               XX   Ohio Municipal Money Market Fund
                               XX   Florida Tax-Free Money Fund
                               XX   U.S. Treasury Money Market Fund
                                    Equity Funds
                               XX   Growth Fund
                               XX   Income Equity Fund
                               XX   Rotating Markets Fund
                               XX   Dividend Capture Fund
                               XX   International Equity Fund
                               XX   Mid Corp America Fund
                               XX   New Economy Fund
                               XX   Situs Small Cap Fund
                                    Income Funds
                               XX   Mortgage Securities Fund
                               XX   Ohio Tax-Free Fund
                               XX   Michigan Tax-Free Fund
                               XX   Fixed Income Securities Fund
                               XX   Intermediate Government Income Fund
                           XX   Short/Intermediate Fixed Income Securities Fund
                              Shareholder Information
-------------------------------------------------------------------------------
                               XX   Distribution of the Funds
                               XX   Distribution Plan (12b-1 Fees)
                               XX   Sales Charges
                               XX   Contingent Deferred Sales Charges
                               XX   Purchasing Shares
                               XX   Exchanging Shares
                               XX   Redeeming Shares
                              More About the Huntington Funds
-----------------------------------------------------------------------------
                               XX   Management of the Trust
                               XX   Dividends and Distributions
                               XX   Tax Consequences
                               XX   Financial Highlights
                               XX   Additional Investment Strategies
                               XX   Investment Practices
                               XX   Glossary of Investment Risks



     For more information about the Huntington Funds, please see the back cover of this Prospectus


     This Prospectus does not constitute an offering by a Fund or by the Distributor in any jurisdiction in which such offering may not lawfully be made.



Introduction

     Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities such as stocks and bonds. Before you look at specific Funds, you should know a few basics about investing in mutual funds.

     The value of your investment in a mutual fund is based on the market prices of the securities the mutual fund holds. These prices change daily due to economic trends and other developments that generally affect securities markets, as well as those that affect particular firms and other types of issuers. These price movements, also called volatility, vary depending on the types of securities a mutual fund owns and the markets where these securities trade.

     As with other investments, you could lose money on your investment in a mutual fund. Your investment in the Funds is not a deposit or an obligation of The Huntington National Bank, its affiliates or any bank. It is not insured by the FDIC or any other government agency.

     Each Fund has its own investment goal and strategies for reaching that goal. There is no guarantee that a Fund will achieve its goal. Before investing, make sure that the Fund's goal matches your own. Each Fund's investment goal is fundamental and may be changed only by a vote of a majority of the Fund's outstanding shares. Unless otherwise noted, each Fund's investment strategies are not fundamental and may be changed by the Trust's Board of Trustees.

     The portfolio manager invests each Fund's assets in a way that he or she believes will help the Fund achieve its goal. A manager's judgments about the securities markets, economy and companies, and his or her investment selection, may cause a Fund to underperform other funds with similar objectives.

Fund Summary, Investment Strategy and Risks
                                    Money Market Fund


Fund Summary
Investment Goal         To seek to maximize current income while preserving capital and maintaining liquidity by investing in a portfolio of high quality money market instruments
Investment Focus        High-quality, short-term debt securities
Principal Investment Strategy       Maximize current income while preserving capital
Share Price Volatility  Low
Investment Strategy     The Fund seeks to maximize current income while preserving capital and maintaining liquidity by investing in a portfolio of high quality money market instruments.
                        Huntington Asset Advisors, Inc. (Adviser) strives to maintain a
                        $1.00 net asset value per share for the Money Market Fund by investing in commercial paper and other short-term money market instruments, which may include municipal securities, that are either rated in the highest rating category by a Nationally
                        Recognized Statistical Rating Organization or unrated and deemed to be of comparable quality by the Adviser. In managing the portfolio, the Adviser determines an appropriate maturity range for the Fund (currently between 25 and 60 days) and each
                        individual security held and endeavors to diversify the portfolio across market sectors. The Adviser employs a top-down analysis of economic and market factors to select Fund investments. In addition, the Adviser analyzes cash flows, maturities,
                        settlements, tax payments, yields and credit quality and monitors new issue calendars for potential purchases.
                        For a more complete description of the securities in which the
                        Fund can invest, please see "Investment Practices."
Investor Profile        Short-term or risk averse investors seeking our typically
                        highest-yielding money market fund
What are the main risks       Loss of money is a risk of investing in the Fund. In
                              addition, your
of investing in this Fund?    investment in the Fund may be subject to the following
                              principal risks:
                           Interest-Rate Risk:  The possibility that the value of the
                           Fund's investments will decline due to an increase in interest rates, or that the Fund's yield will decrease due to a decline in interest rates.
                           Credit Risk:  The possibility that an issuer cannot make
                           timely interest and principal payments on its securities. In general, the lower a security's credit rating, the higher its credit risk.
                           For more information about risks, please see the "Glossary of
                           Investment Risks."
An investment in the Fund is not a deposit or an obligation of The Huntington National
Bank, its affiliates or any bank, and it is not insured or guaranteed by the Federal
Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


Fund Summary, Investment Strategy and Risks
                                    Money Market Fund
                                        continued

Performance Information

     The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how it will perform in the future.

     This bar chart shows changes in the performance of the Fund's Investment A Shares from year to year.*

Performance Bar Chart and Table (TO COME)
                                                    Best Quarter:       %
                                                    Worst Quarter:      %





*      The performance information shown above is based on a calendar year.

     This table shows the Fund's average annual total returns for periods ended December 31, 2002. These returns reflect applicable sales charges and assume that Investment B shareholders redeem all of their fund shares at the end of the period indicated.

                                             Average Annual Total Returns
                                                      (for the periods ended
                                                      December 31, 2002)
                                                      (TO COME)

                                           1 Year      5 Years Since Inception

Money Market Fund--Investment A Shares
Returns before taxes                                    %            %      %*
Money Market Fund--Investment B Shares(1)
(with applicable Contingent Deferred Sales Charge)
Returns before taxes                                    %            %     %*

(1) Prior to 5/1/00 (the inception date for Investment B Shares), performance for Investment B Shares is based on the performance of Investment A Shares, adjusted for the Investment B Shares 12b-1 fees and CDSC.

*      Since 5/1/91.

Fund Summary, Investment Strategy and Risks
                                    Money Market Fund
                                        continued

Yield

     The income a fund generates is commonly referred to as its "yield." For money market funds, yield is a more useful indication than total return of how a portfolio is performing. As a result, advertisements and other communications about the Huntington Money Market Fund will typically mention the portfolio's yield. There are various types of yield, including current or 7-day yield and effective yield. All mutual funds must use the same formulas to calculate each of these yields.

     The formula for effective yield assumes that investors take advantage of compounding by reinvesting their dividends; current or seven-day yield does not make the same assumption. As a result, a portfolio's effective yield typically will be slightly higher than its current or seven-day yield. Both types of yield will tend to fluctuate daily due to such factors as a fund's interest-rate exposure as well as the type and credit quality of its portfolio holdings.

To obtain current yield information for the Fund, please call 1-800-253-0412.

Fees and Expenses

     The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

Shareholder Fees                                      Investment A Investment B
(fees paid directly from your investment)                Shares        Shares

Maximum Sales Charge (Load) Imposed on Purchase
(as a percentage of offering price)                          0%            0%
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)                         0%         5.00%
Redemption Fee
(as a percentage of amount redeemed, if applicable)*         0%           0%

Annual Fund Operating Expenses                         Investment A Investment B
(expenses deducted from the Fund's assets)               Shares**       Shares

Investment Advisory Fees                                   0.28%           0.28%
Distribution (12b-1) Fee                                   0.25%           0.75%
Shareholder Service Fee                                    0.25%           0.25%
Other Expenses                                             0.53%           0.28%
Total Annual Fund Operating Expenses                       1.06%**         1.56%

*      Does not include any wire transfer fees, if applicable.
**     Expense information has been restated to reflect current fees.



Fund Summary, Investment Strategy and Risks
                                    Money Market Fund
                                        continued

Example

     This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                1 Year      3 Years     5 Years    10 Years

Investment A Shares              $108           $337       $585        $1,294
Investment B Shares
If you do not sell your shares:  $159           $493       $850        $1,722
If you sell your shares at the
 end of the period:              $659           $793     $1,050        $1,722


Fund Summary, Investment Strategy and Risks
                             Ohio Municipal Money Market Fund

Fund Summary
Investment Goal         To seek to provide income exempt from both federal regular income tax and Ohio personal income taxes while preserving capital and maintaining liquidity
Investment Focus        Ohio tax-free money market securities
Principal Investment Strategy       Invests in high-quality, short-term Ohio tax-free
                        securities
Share Price Volatility  Low
Investment Strategy     The Fund seeks to provide income exempt from both federal regular income tax and Ohio personal income taxes while preserving capital and maintaining liquidity.
                        The Adviser strives to maintain a $1.00 net asset value per share for the Fund by investing substantially all of the Fund's assets in short-term Ohio tax-exempt securities which are either rated in the highest rating category by a Nationally Recognized
                        Statistical Rating Organization or unrated and deemed to be of comparable quality by the Adviser. In managing the portfolio, the
                        Adviser determines an appropriate maturity range for the Fund
                        (currently between 35 and 80 days) and each individual security held and endeavors to diversify the portfolio's holdings within
                        Ohio as much as possible. In addition, the Adviser analyzes cash flows, maturities, settlements, tax payments, yields and credit quality and monitors new issue calendars for potential purchases.
                        For temporary defensive or liquidity purposes, the Fund may invest in securities the interest on which is subject to federal income tax or Ohio personal income taxes.
                        Ohio tax-exempt securities are debt obligations which (i) are issued by or on behalf of the state of Ohio or its respective authorities, agencies, instrumentalities and political
                        subdivisions, and (ii) produce interest which, in the opinion of bond counsel at the time of issuance, is exempt from federal income tax and Ohio personal income taxes.
                        For more information about the Fund's investment strategies and a more complete description of the securities in which the Fund can invest, please see "Additional Investment Strategies" and
                        "Investment Practices."

Fund Summary, Investment Strategy and Risks
                             Ohio Municipal Money Market Fund
                                        continued

Investor Profile        Ohio residents seeking income exempt from federal and Ohio state personal income taxes
What are the main risks       Loss of money is a risk of investing in the Fund. In
                        addition, your
of investing in this Fund?    investment in the Fund may be subject to the following
                        principal risks:
                           State Specific Risk:  By concentrating its investments in
                           Ohio, the Fund may be more vulnerable to unfavorable
                           developments in that state than funds that are more
                           geographically diversified. The economy of Ohio is largely concentrated in agriculture, motor vehicles and equipment, steel, rubber products and household appliances, and therefore tends to be more cyclical than some other states and the
                           nation as a whole.
                           Diversification Risk:  As a non-diversified fund, the Fund may invest a greater percentage of its assets in the securities of a single issuer than do other mutual funds, and therefore Fund performance can be significantly affected by the performance of one or a small number of issuers.
                           Interest-Rate Risk:  The possibility that the Fund's
                           investments will decline in value due to an increase in
                           interest rates, or that the Fund's yield will decrease due to a decline in interest rates.
                           Credit Risk:  The possibility that an issuer cannot make
                           timely interest and principal payments on its obligations. The lower a security's rating, the greater its credit risk.
                           For more information about risks, please see the "Glossary of
                           Investments Risks."
An investment in the Fund is not a deposit or an obligation of The Huntington National
Bank, its affiliates or any bank, and it is not insured or guaranteed by the Federal
Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


Fund Summary, Investment Strategy and Risks
                             Ohio Municipal Money Market Fund
                                        continued

Performance Information

     The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how it will perform in the future.

     This bar chart shows changes in the performance of the Fund's Investment A Shares from year to year.*

Performance Bar Chart and Table  (TO COME)

                                         Best Quarter                %
                                         Worst Quarter               %

*      The performance information shown above is based on a calendar year.

     This table shows the Fund's average annual total returns for periods ended December 31, 2002.

                                           Average Annual Total Returns
                                           (for the periods ended
                                           December 31, 2002)
                                           (TO COME)
                                                              Since Class
                                         1 Year      5 Years    Inception

Ohio Municipal Money Market Fund--Investment A Shares
Returns before taxes                     %            %         %*

*      Since 5/1/91.

Yield

     The income a fund generates is commonly referred to as its "yield." For money market funds, yield is a more useful indication than total return of how a portfolio is performing. As a result, advertisements and other communications about the Fund will typically mention the portfolio's yield. There are various types of yield, including current or 7-day yield and effective yield. All mutual funds must use the same formulas to calculate each of these yields.

     The formula for effective yield assumes that investors take advantage of compounding by reinvesting their dividends; current or seven-day yield does not make the same assumption. As a result, a portfolio's effective yield typically will be slightly higher than its current or seven-day yield. Both types of yield will tend to fluctuate daily due to such factors as a fund's interest-rate exposure as well as the type and credit quality of its portfolio holdings.

To obtain current yield information for the Fund, please call 1-800-253-0412.


Fund Summary, Investment Strategy and Risks
                             Ohio Municipal Money Market Fund
                                        continued

Fees and Expenses

     The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

Shareholder Fees                                              Investment A
(fees paid directly from your investment)                        Shares

Maximum Sales Charge (Load) Imposed on Purchase
(as a percentage of offering price)                                0%
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)                               0%
Redemption Fee
(as a percentage of amount redeemed, if applicable)*               0%

Annual Fund Operating Expenses                                Investment A
(expenses deducted from the Fund's assets)**                     Shares

Investment Advisory Fees                                        0.30%
Distribution (12b-1) Fee                                        0.25%
Shareholder Service Fee                                         0.25%
Other Expenses                                                  0.55%
Total Annual Fund Operating Expenses**                          1.10%

*      Does not include any wire transfer fees, if applicable.
**     Expense information has been restated to reflect current fees.

Example

     This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                  1 Year      3 Years     5 Years    10 Years

Investment A Shares                 $112        $350        $606       $1,340


Fund Summary, Investment Strategy and Risks
                                   Florida Tax-Free Money Fund



Fund Summary
Investment Goal         To seek to provide the highest level of interest income exempt from federal income tax, consistent with liquidity and stability of principal
Investment Focus        Florida tax-free money market securities
Principal Investment Strategy       Invests in high-quality, short-term Florida tax-free
                        securities
Share Price Volatility  Low
Investment Strategy     The Fund seeks to provide the highest level of interest income exempt from federal income tax, consistent with liquidity and stability of principal.
                        The Adviser strives to maintain a $1.00 net asset value per share for the Florida Tax-Free Money Fund by investing substantially all of the Fund's assets in short-term Florida tax-exempt
                        securities which are either rated in the highest rating category by a Nationally Recognized Statistical Rating Organization or
                        unrated and deemed to be of comparable quality by the Adviser.
                        In managing the portfolio, the Adviser determines an appropriate maturity range for the Fund (currently between 35 and 80 days)
                        and each individual security held and endeavors to diversify the portfolio's holdings within Florida as much as possible. In addition, the Adviser analyzes cash flows, maturities,
                        settlements, tax payments, yields and credit quality and monitors new issue calendars for potential purchases.
                        As part of the Adviser's strategy to take advantage of the exemption from Florida's intangible tax in any year, the Adviser may engage, on an annual basis, in significant portfolio
                        restructuring to sell non-exempt assets. Transaction costs involved in such restructuring may adversely affect the Fund's performance and possibly offset any gains achieved by investing in the assets sold.
                        For temporary defensive or liquidity purposes, the Fund may invest in securities the interest on which is subject to federal income tax.
                        Florida tax-exempt securities are debt obligations which (i) are issued by or on behalf of the state of Florida or its respective authorities, agencies, instrumentalities and political
                        subdivisions, and (ii) produce interest which, in the opinion of bond counsel at the time of issuance, is exempt from federal income tax and the value of which is exempt from the Florida intangible personal property tax.
                        For more information about the Fund's investment strategies and a more complete description of the securities in which the Fund can invest, please see "Additional Investment Strategies" and
                        "Investment Practices."

Fund Summary, Investment Strategy and Risks
                               Florida Tax-Free Money Fund
                                        Continued

Investor Profile        Florida residents seeking income exempt from federal personal income tax and Florida intangible personal property tax
What are the main risks Loss of money is a risk of investing in the Fund. In addition, your
of investing in this Fund?    investment in the Fund may be subject to the following
                        principal risks:
                           State Specific Risk:  By concentrating its investments in
                           Florida, the Fund may be more vulnerable to unfavorable
                           developments in that state than funds that are more
                           geographically diversified. The economy of Florida is largely concentrated in agriculture, tourism and construction and is adversely affected by severe weather conditions. It is also impacted by changes in the economies of Central and South
                           America.
                           Diversification Risk:  As a non-diversified fund, the Fund may invest a greater percentage of its assets in the securities of a single issuer than do other mutual funds, and therefore Fund performance can be significantly affected by the performance of one or a small number of issuers.
                           Interest-Rate Risk:  The possibility that the Fund's
                           investments will decline in value due to an increase in
                           interest rates, or that the Fund's yield will decrease due to a decline in interest rates.
                           Credit Risk:  The possibility that an issuer cannot make
                           timely interest and principal payments on its obligations. The lower a security's rating, the greater its credit risk.
                           For more information about risks, please see the "Glossary of
                           Investments Risks."
An investment in the Fund is not a deposit or an obligation of The Huntington National
Bank, its affiliates or any bank, and it is not insured or guaranteed by the Federal
Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


Fund Summary, Investment Strategy and Risks
                               Florida Tax-Free Money Fund
                                        continued

Performance Information

     The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how it will perform in the future.

     This bar chart shows the performance of the Fund's Investment A Shares for its first full calendar year of operations.*

Performance Bar Chart and Table  (TO COME)

                                                Best Quarter                 %
                                              Worst Quarter                  %




*      The performance information shown above is based on a calendar year.

     This table shows the Fund's average annual total returns for periods ended December 31, 2002.

                                                   Average Annual Total Returns
                                                      (for the periods ended
                                                      December 31, 2002)
                                                      (TO COME)
                                                                    Since Class
                                                    1 Year           Inception

Florida Tax-Free Money Fund--Investment A Shares
Returns before taxes                                    %                  %*

*     Since 1/28/99.

Yield

     The income a fund generates is commonly referred to as its "yield." For money market funds, yield is a more useful indication than total return of how a portfolio is performing. As a result, advertisements and other communications about the Fund will typically mention the portfolio's yield. There are various types of yield, including current or 7-day yield and effective yield. All mutual funds must use the same formulas to calculate each of these yields.

     The formula for effective yield assumes that investors take advantage of compounding by reinvesting their dividends; current or seven-day yield does not make the same assumption. As a result, a portfolio's effective yield typically will be slightly higher than its current or seven-day yield. Both types of yield will tend to fluctuate daily due to such factors as a fund's interest-rate exposure as well as the type and credit quality of its portfolio holdings.

To obtain current yield information for the Fund, please call 1-800-253-0412.

Fund Summary, Investment Strategy and Risks
                               Florida Tax-Free Money Fund
                                        continued

Fees and Expenses

     The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

Shareholder Fees                                           Investment A
(fees paid directly from your investment)                     Shares

Maximum Sales Charge (Load) Imposed on Purchase
(as a percentage of offering price)                              0%
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)                             0%
Redemption Fee
(as a percentage of amount redeemed, if applicable)*             0%

Annual Fund Operating Expenses                             Investment A
(expenses deducted from the Fund's assets)**                  Shares

Investment Advisory Fees                                      0.30%
Distribution (12b-1) Fee                                      0.25%
Shareholder Service Fee                                       0.25%
Other Expenses                                                0.68%
Total Annual Fund Operating Expenses**                        1.23%

*      Does not include any wire transfer fees, if applicable.
**     Expense information has been restated to reflect current fees.

Example

     This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                           1 Year      3 Years     5 Years    10 Years

Investment A Shares        $125        $390      $676         $1,489

Fund Summary, Investment Strategy and Risks
                                      U.S. Treasury Money Market Fund


Fund Summary

Investment Goal         To seek to maximize current income while preserving capital and maintaining liquidity by investing exclusively in obligations issued by the U.S. government and backed by its full faith and credit and in repurchase agreements with respect to such
                        obligations
Investment Focus        U.S. Treasury obligations
Principal Investment Strategy Invests exclusively in U.S. government obligations and repurchase agreements on such obligations
Share Price Volatility  Low
Investment Strategy     The Fund seeks to maximize current income while preserving capital and maintaining liquidity by investing exclusively in obligations issued by the U.S. government and backed by its full faith and credit and in repurchase agreements with respect to such obligations.
                        The Adviser strives to maintain a $1.00 net asset value per share for the Fund by investing substantially all of the Fund's assets in short-term obligations of the U.S. government. In managing the portfolio, the Adviser determines an appropriate maturity range for the Fund (currently between 25 and 60 days) and each
                        individual security held. In addition, the Adviser analyzes cash flows, maturities, settlements, tax payments and yields and opposite direction; and monitors new issue calendars for
                        potential purchases.
                        Because the Fund refers to U.S. Treasury obligations in its name, it will notify shareholders at least 60 days in advance of any changes in its investment policies that would enable the Fund to normally invest less than 80% of its net assets in U.S. Treasury obligations.
                        For more information about the Fund's investment strategies and a more complete description of the securities in which the Fund can invest, please see "Additional Investment Strategies" and
                        "Investment Practices."
Investor Profile        Highly risk averse investors seeking current income from a money market fund that invests primarily in U.S. Treasury obligations
What are the main risks       Loss of money is a risk of investing in the Fund. In
                        addition, your
of investing in this Fund?    investment in the Fund may be subject to the following
                        principal risks:
                           Interest-Rate Risk:  The possibility that the value of the
                           Fund's investments will decline due to an increase in interest rates, or that the Fund's yield will decrease due to a decline in interest rates.
                           For more information about risks, please see the "Glossary of
                           Investments Risks."
An investment in the Fund is not a deposit or an obligation of The Huntington National
Bank, its affiliates or any bank, and it is not insured or guaranteed by the Federal
Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


Fund Summary, Investment Strategy and Risks
                             U.S. Treasury Money Market Fund
                                        continued

Performance Information

     The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how it will perform in the future.

     This bar chart shows changes in the performance of the Fund's Investment A Shares from year to year.*

Performance Bar Chart and Table  (TO COME)

                                               Best Quarter:                %
                                                      Quarter:               %

*      The performance information shown above is based on a calendar year.

     This table shows the Fund's average annual total returns for periods ended December 31, 2002.

                                            Average Annual Total Returns
                                            (for the periods ended
                                            December 31, 2002)
                                           (TO COME)
                                                             Since Class
                                         1 Year     5 Years  Inception

U.S. Treasury Money Market Fund--
  Investment A Shares
Returns before taxes                         %            %         %*

*      Since 10/19/93.

Yield

     The income a fund generates is commonly referred to as its "yield." For money market funds, yield is a more useful indication than total return of how a portfolio is performing. As a result, advertisements and other communications about the Fund will typically mention the portfolio's yield. There are various types of yield, including current or 7-day yield and effective yield. All mutual funds must use the same formulas to calculate each of these yields.

     The formula for effective yield assumes that investors take advantage of compounding by reinvesting their dividends; current or seven-day yield does not make the same assumption. As a result, a portfolio's effective yield typically will be slightly higher than its current or seven-day yield. Both types of yield will tend to fluctuate daily due to such factors as a fund's interest-rate exposure as well as the type and credit quality of its portfolio holdings.

To obtain current yield information for the Fund, please call 1-800-253-0412.


Fund Summary, Investment Strategy and Risks
                             U.S. Treasury Money Market Fund
                                        continued

Fees and Expenses

     The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

Shareholder Fees                                            Investment A
(fees paid directly from your investment)                       Shares

Maximum Sales Charge (Load) Imposed on Purchase
(as a percentage of offering price)                                0%
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)                               0%
Redemption Fee
(as a percentage of amount redeemed, if applicable)*               0%

Annual Fund Operating Expenses                              Investment A
(expenses deducted from the Fund's assets)**                   Shares

Investment Advisory Fees                                         0.20%
Distribution (12b-1) Fee                                         0.25%
Shareholder Service Fee                                          0.25%
Other Expenses                                                   0.53%
Total Annual Fund Operating Expenses**                           0.98%

*      Does not include any wire transfer fees, if applicable.
**     Expense information has been restated to reflect current fees.

Example

     This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                             1 Year      3 Years     5 Years    10 Years

Investment A Shares           $100        $312        $542       $1,201


Fund Summary, Investment Strategy and Risks
                                       Growth Fund

Fund Summary

Investment Goal         To seek to achieve long-term capital appreciation primarily through investing in equity securities
Investment Focus        Common stocks of medium to large companies
Principal Investment Strategy       Invests in companies offering above-average growth
                        potential
Share Price Volatility  Moderate to High
Investment Strategy     The Fund seeks to achieve long-term capital appreciation
                        primarily through investing in equity securities.
                        The Adviser intends to invest in common stock and other equity securities, such as preferred stock, of medium or large companies which it believes offer opportunities for growth. The Adviser occasionally invests in established companies which present growth opportunities and it believes have temporarily depressed prices.
                        In selecting investments, the Adviser reviews historical
                        earnings, revenue and cash flow to identify the best companies in each industry and to evaluate the growth potential of these companies. On an ongoing basis, the Adviser also monitors the
                        Fund's existing positions to determine the benefits of retention.
                        For more information about the Fund's investment strategies and a more complete description of the securities in which the Fund can invest, please see "Additional Investment Strategies" and
                        "Investment Practices."
Investor Profile        Long-term investors seeking capital appreciation
What are the main risks       Loss of money is a risk of investing in the Fund. In
                        addition, your
of investing in this Fund?    investment in the Fund may be subject to the following
                        principal risks:
                           Market Risk:  The possibility that the Fund's stock holdings will decline in price because of a general decline in the
                           stock market. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.
                           Investment Style Risk:  The possibility that the kind of
                           stocks on which this Fund focuses -- those of medium to large
                           U.S. growth companies -- will underperform other types of stock investments or the market as a whole.
                           The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you pay.
                           For more information about risks, please see the "Glossary of
                           Investment Risks."


Fund Summary, Investment Strategy and Risks
                                       Growth Fund
                                        continued

Performance Information

     The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

     This bar chart shows changes in the performance of the Fund's Investment A Shares from year to year. If sales charges had been reflected, the Fund's returns would be less than those shown below.*

Performance Bar Chart and Table  (TO COME)

                                                   Best Quarter:    %
                                                   Worst Quarter:   %









*      The performance information above is based on a calendar year.

     This table compares the Fund's average annual total returns for periods ended December 31, 2002 to those of the S&P 500 Index. These returns reflect applicable sales charges and assume that Investment B shareholders redeem all of their fund shares at the end of the period indicated.

                                         Average Annual Total Returns
                                         (for the periods ended
                                         December 31, 2002)
                                         (TO COME)
                                                                        Since
                                                    1 Year  5 Years   Inception

Growth Fund--Investment A Shares
(with a 5.75% sales charge)
Returns before taxes                                    %        %         %*
Returns after taxes on distributions(1)                 %        %         %*
Returns after taxes on distributions
And sales of Class A Shares(1)                          %        %         %*
Growth Fund--Investment B Shares**
(with applicable Contingent Deferred Sales Charge)
Returns before taxes                                    %        %        %**
Returns after taxes on distributions(1)                 %        %        %**
Returns after taxes on distributions
and sales of Class B Shares(1)                          %        %        %**
S&P 500 Index(2)                                        %        %         %+

(1) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans. (2) The unmanaged S&P 500 Index generally reflects the performance of large companies in the U.S. stock market. * Since 5/1/91. ** Prior to 5/1/00 (the inception date for Investment B Shares), performance for Investment B Shares is based on the performance of Investment A Shares, adjusted for the Investment B Shares 12b-1 fees and CDSC. + Since 5/31/91.

Fund Summary, Investment Strategy and Risks
                                       Growth Fund
                                        continued

Fees and Expenses

     The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

Shareholder Fees                                       Investment AInvestment B
(fees paid directly from your investment)                 Shares      Shares

Maximum Sales Charge (Load) Imposed on Purchase
(as a percentage of offering price)*                        5.75%         0%
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)**                         0%      5.00%
Redemption Fee
(as a percentage of amount redeemed, if applicable)***         0%         0%

Annual Fund Operating Expenses                          Investment AInvestment B
(expenses deducted from the Fund's assets)                 Shares+    Shares

Investment Advisory Fees                                    0.60%      0.60%
Distribution (12b-1) Fee                                    0.25%      0.75%
Shareholder Service Fee                                     0.25%      0.25%
Other Expenses                                              0.58%      0.33%
Total Annual Fund Operating Expenses                        1.43%      1.93%

*    This  sales  charge  varies  depending  upon  how  much  you  invest.   See
     "Distribution of the Funds--Sales Charges."

** If you sell Investment A Shares within one year of buying them and you purchased those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Contingent Deferred Sales Charge of 1.00%. See "Distribution of the Funds--Sales Charges."

***  Does not include any wire transfer fees, if applicable.

Example

     This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                 1 Year      3 Years     5 Years    10 Years

Investment A Shares                 $712       $1,001                $1,312
$2,190
Investment B Shares
If you do not sell your shares:     $196       $606                  $1,042
$2,140
If you sell your shares at the end of the period:      $696       $906
                     $1,242            $2,140


Fund Summary, Investment Strategy and Risks
                                    Income Equity Fund


Fund Summary

Investment Goal         To seek to achieve high current income and moderate appreciation of capital primarily through investment in income-producing equity securities
Investment Focus        Common and preferred stocks
Principal Investment Strategy       Attempts to identify stocks that pay high dividends
Share Price Volatility  Moderate
Investment Strategy     The Fund seeks to achieve high current income and moderate appreciation of capital primarily through investment in
                        income-producing equity securities.
                        The Adviser focuses primarily on equity securities and under normal circumstances invests at least 80% of its assets in equity securities, such as common stock and preferred stock, which have a history of increasing or paying high dividends. As an
                        additional income source, the Adviser also invests in investment grade corporate debt obligations, such as bonds, notes and debentures. The Fund may also invest up to 10% of its total assets in debt obligations rated below investment grade
                        (securities rated below BBB by Standard & Poor's or Baa by
                        Moody's). At least 65% of the Fund's total assets will be
                        invested in income-producing equity securities. The Adviser selects securities which it believes will maintain or increase the Fund's current income while maintaining a price/earnings ratio below the market.
                        In evaluating the current yield of a security, the Adviser considers dividend growth to be most important, followed by capital appreciation. The Adviser actively monitors market activity which impacts dividend decisions. In general, the Fund will sell a security when dividends are no longer expected to increase.
                        Because the Fund refers to equity securities in its name, it will notify shareholders at least 60 days in advance of any changes in its investment policies that would enable the Fund to normally invest less than 80% of its net assets in equity securities.
                        For more information about the Fund's investment strategies and a more complete description of the securities in which the Fund can invest, please see "Additional Investment Strategies" and
                        "Investment Practices."

Fund Summary, Investment Strategy and Risks
                                    Income Equity Fund
                                        continued

Investor Profile        Investors seeking capital appreciation potential with higher current income and lower volatility than the average stock fund
What are the main risks       Loss of money is a risk of investing in the Fund. In
                        addition, your
of investing in this Fund?    investment in the Fund may be subject to the following
                        principal risks:
                           Market Risk:  The possibility that the Fund's stock holdings will decline in price because of a broad stock market decline.
                           Stock markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.
                           Investment Style Risk:  The possibility that the securities on which this Fund focuses--the stocks of undervalued,
                           dividend-paying companies -- will underperform other kinds of investments or market averages.
                           Interest Rate Risk:  The possibility that the value of the
                           Fund's investments will decline due to an increase in interest rates or that the Fund's yield will decrease due to a decrease in interest rates.
                           Credit Risk:  The possibility that a bond issuer cannot make timely interest and principal payments on its bonds. The lower a bond's rating, the greater its credit risk.
                           The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you pay. For more
                           information about risks, please see the "Glossary of
                           Investment Risks."

Fund Summary, Investment Strategy and Risks
                                    Income Equity Fund
                                        continued


Performance Information

     The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

     This bar chart shows changes in the performance of the Fund's Investment A Shares from year to year. If sales charges had been reflected, the Fund's returns would be less than those shown below. *

Performance Bar Chart and Table  (TO COME)

                                                      Best Quarter       %
                                                      Worst Quarter      %





*      The performance information above is based on a calendar year.

     This table compares the Fund's average annual total returns for periods ended December 31, 2002, to those of the S&P 500 Index. These returns reflect applicable sales charges and assume that Investment B shareholders redeem all of their fund shares at the end of the period indicated.

                                     Average Annual Total Returns
                                     (for the periods ended
                                     December 31, 2002)
                                     (TO COME)
                                                                        Since
                                       1 Year   5 Years    10 Years   Inception

Income Equity Fund--Investment A Shares*
(with a 5.75% sales charge)
Returns before taxes                                %            %         %*
Returns after taxes on distributions(1)             %            %         %*
Returns after taxes on distributions
And sales of Class A Shares(1)                      %            %         %*
Income Equity Fund--Investment B Shares***
(with applicable Contingent
Deferred Sales Charge)
Returns before taxes                                %            %        %**
Returns after taxes on distributions(1)             %            %        %**
Returns after taxes on distributions
and sales of Class B Shares(1)                      %            %        %**
S&P 500 Index(2)                           %        %           %          %+

(1) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributios. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans. (2) The unmanaged S&P 500 Index generally represents the performance of large companies in the U.S. stock market. * Prior to 5/14/97 (the inception date for Investment A Shares), performance for Investment A Shares is based on the performance of Trust Shares, adjusted for the Investment A Shares sales charge and 12b-1 fees. ** Since 7/3/89. *** Prior to 5/1/00 (the inception date for Investment B Shares), performance for Investment B Shares is based on the performance of Investment A Shares (and Trust Shares), adjusted for the Investment B Shares 12b-1 fees and CDSC. + Since 7/31/89.

Fund Summary, Investment Strategy and Risks
                                    Income Equity Fund
                                        continued

Fees and Expenses

     The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

Shareholder Fees                                       Investment A Investment B
(fees paid directly from your investment)                 Shares       Shares

Maximum Sales Charge (Load) Imposed on Purchase
(as a percentage of offering price)*                        5.75%           0%
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)**                         0%         5.00%
Redemption Fee
(as a percentage of amount redeemed, if applicable)***         0%           0%

Annual Fund Operating Expenses                          Investment AInvestment B
(expenses deducted from the Fund's assets)                 Shares+     Shares

Investment Advisory Fees                                   0.60%        0.60%
Distribution (12b-1) Fee                                   0.25%        0.75%
Shareholder Service Fee                                    0.25%        0.25%
Other Expenses                                             0.58%        0.33%
Total Annual Fund Operating Expenses                       1.43%+       1.93%

*    This  sales  charge  varies  depending  upon  how  much  you  invest.   See
     "Distribution of the Funds--Sales Charges."

** If you sell Investment A Shares within one year of buying them and you purchased those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Contingent Deferred Sales Charge of 1.00%. See "Distribution of the Funds--Sales Charges."

***  Does not include any wire transfer fees, if applicable.

+    Expense information has been restated to reflect current fees.

Example

     This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                1 Year      3 Years     5 Years    10 Years

Investment A Shares             $712         $1,001      $1,312      $2,190
Investment B Shares
If you do not sell your shares: $196         $606        $1,042      $2,124
If you sell your shares at the end of the period:   $696   $906      $1,242
$2,124


Fund Summary, Investment Strategy and Risks
                                  Rotating Markets Fund

Fund Summary

Investment Goal         To seek capital appreciation.
Investment Focus        Common stocks and index-based securities
Principal Investment Strategy       Attempts to rotate investments to the equity market
                        segment that offers the greatest potential for capital
                        appreciation given current economic conditions
Share Price Volatility  Moderate to High
Investment Strategy     The Huntington Rotating Markets Fund seeks to rotate investments among equity market segments (small-cap, mid-cap, large-cap and international) as determined by the Fund's Adviser to offer the greatest potential for capital appreciation in a given market environment.
                        The Fund will pursue its objective, under normal market
                        conditions, by investing (either directly or through the
                        ownership of index-based securities, as described below)
                        substantially all of its assets in the stocks that comprise the market segment selected by the Adviser.  The Adviser will rotate among the small-cap, mid-cap, large-cap and international market segments.  To determine which market segment offers the greatest potential for capital appreciation, the Adviser will use top-down analysis to evaluate broad economic trends, anticipate shifts in the business cycle, and determine which sectors or industries may benefit the most over the next 12 months.  The Adviser will continuously monitor the market environment and may rotate the market segment when the Adviser determines that another market segment is more favorable given the current market environment.



Fund Summary, Investment Strategy and Risks
                                  Rotating Markets Fund
                                        Continued

                        Index-based securities are exchange-traded securities that represent ownership in a long-term investment trust that holds a portfolio of common stocks designed to track the price
                        performance and dividend yield of an index, such as the Russell
                        2000 Index, S&P 500 Index, or the NASDAQ-100 Index.

                        The equity  market  segments  that the Fund's  Adviser will rotate its  investments  include the  small-cap,  mid-cap,  large-cap and
                        international  market  segments.   The  small-cap  market  segment
                        includes  companies  whose  market  capitalization  at the time of purchase are within the market  capitalization  range of companies in a  recognized  independent  index  such  as  the  Russell  2000
                        Index.  As of June 30,  2002,  the Russell  2000 Index  statistics
                        were  as  follows:   the   average   market   capitalization   was
                        approximately  $490 million and the median  market  capitalization was  approximately  $395  million.  The  Russell  2000 Index has a total market  capitalization  range of approximately  $128 million to  $1.3 billion.  The mid-cap market segment  includes  companies whose  market  capitalization  at the time of purchase  are within the  market  capitalization  range of  companies  in a  recognized independent  index such as the Russell  Midcap  Index.  As of June
                        30, 2002,  the Russell  Midcap Index  statistics  were as follows:
                        the  average  market   capitalization  was  approximately  $   3.6
                        billion and the median  market  capitalization  was  approximately
                        $2.8  billion.  The  Russell  Midcap  Index  has  a  total  market capitalization  range  of  approximately  $1.3  billion  to $ 10.8 billion.  The large-cap  market segment  includes  companies whose market  capitalization  at the time of  purchase  are  within  the
                        market   capitalization   range  of   companies  in  a  recognized
                        independent  index  such as the S&P 500 Index.  As of January  31,
                        2003, the S&P 500 Index  statistics  were as follows:  the average market  capitalization  was  approximately  $73.6  billion and the median market  capitalization was approximately $6.7 billion.  The
                        S&P  500  Index  has  a  total  market   capitalization  range  of
                        approximately  $258 million to $253.7 billion.  The  international market segment  comprises  companies that are based throughout the world, including the United States.

                        For a more complete description of the securities in which the
                        Fund can invest, please see "Investment Practices."
Investor Profile        Long-term investors seeking capital appreciation.
What are the main risks Loss of money is a risk of investing in the Fund. In addition, your
of investing in this Fund?    investment in the Fund may be subject to the following
                        principal risks:
What are the main risks of investing in this Fund?    Loss of money is a risk of
                        investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

                           Market Risk:  The possibility that the Fund's stock holdings will decline in price because of a broad stock market decline.
                           Stock markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

                           Investment Style Risk:  The possibility that the securities on which this Fund focuses -- the stocks of the broad-based equity index selected by the Adviser -- will underperform other kinds of investments or market averages.


Fund Summary, Investment Strategy and Risks
                                  Rotating Markets Fund
                                        continued
                           Small-Cap Company Risk:  Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company's financial well-being may, for example, depend heavily on new products and/or a few products or services.  Small companies often have less
                           experienced management.  In addition, investors may have
                           limited flexibility to buy or sell small company stocks, as compared to those of larger firms.  Small-cap stocks tend to be less liquid and more volatile than large cap stocks.

                           Foreign Investment Risk:  Compared with investing in the
                           United States, investing in foreign markets involves a greater degree and variety of risk. Investors in foreign markets may face delayed settlements, currency controls and adverse
                           economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar's value versus other currencies may erode or reverse gains from
                           investments denominated in foreign currencies or widen losses.
                           For instance, foreign governments may limit or prevent
                           investors from transferring their capital out of a country.
                           This may affect the value of your investment in the country that adopts such currency controls. Exchange rate fluctuations also may impair an issuer's ability to repay U.S. dollar
                           denominated debt, thereby increasing credit risk of such debt.
                           Finally, the value of foreign securities may be affected by incomplete or inaccurate financial information about their issuers, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are greater in the emerging markets than in the developed markets of Europe and Japan.

                           Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that
                           shareholders pay.
                           The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you pay.

                           For more information about the Fund's investment strategies and risks, please see "Additional Investment Strategy" and the
                           "Glossary of Investment Risks."


Fund Summary, Investment Strategy and Risks
                                  Rotating Markets Fund
                                        continued
Performance Information

     The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

     This bar chart shows changes in the performance of the Fund's Investment A Shares from year to year. If sales charges had been reflected, the Fund's returns would be less than those shown below. *

Performance Bar Chart and Table  (TO COME)

                                                      Best Quarter       %
                                                      Worst Quarter      %





*      The performance information above is based on a calendar year.

     This table compares the Fund's average annual total returns for periods ended December 31, 2002, to those of the S&P 500 Index. These returns reflect applicable sales charges and assume that Investment B shareholders redeem all of their Fund Shares at the end of the period indicated.


                                                  verage Annual Total Returns
                                                  for the periods ended
                                                  ecember 31, 2002)
                                                  TO COME)

                                                     Since
                                       1 Year      Inception

Rotating Markets Fund--Investment A Shares
(with a 1.50% sales charge)%
Returns before taxes                       %          %**
Returns after taxes on distributions(1)             %          %
Returns after taxes on distributions
And sales of Class A Shares(1)             %            %
S&P 500(2)                                %            %+

(1) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributios. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

(2) The unmanaged S&P 500 Index generally represents the performance of large companies in the U.S. stock market.

**  Since 5/1/01.
+    Since 5/31/01.


Fund Summary, Investment Strategy and Risks
                                  Rotating Markets Fund
                                        continued
Fees and Expenses

     The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

Shareholder Fees                                           Investment A
(fees paid directly from your investment)                     Shares

Maximum Sales Charge (Load) Imposed on Purchase
(as a percentage of offering price)*                            1.50%
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)**                             0%
Redemption Fee
(as a percentage of amount redeemed, if applicable)***             0%

Annual Fund Operating Expenses                                Investment A
(expenses deducted from the Fund's assets)                     Shares

Investment Advisory Fees                                        0.50%
Distribution (12b-1) Fee                                        0.25%
Shareholder Service (12b-1) Fee                                 0.25%
Other Expenses                                                  1.02%
Total Annual Fund Operating Expenses                            1.77%

*    This  sales  charge  varies  depending  upon  how  much  you  invest.   See
     "Distribution of the Funds--Sales Charges."

** If you sell Investment A Shares within one year of buying them and you purchased those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Contingent Deferred Sales Charge of 1.00%. See "Distribution of the Funds--Sales Charges."

***  Does not include any wire transfer fees, if applicable.

Example

     This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                    1 Year     3 Years   5 Years   10 Years

Investment A Shares
                                    $327        $699     $1,095     $2,203



Fund Summary, Investment Strategy and Risks
                                  Dividend Capture Fund

Fund Summary

Investment Goal         To seek total return on investment, with dividend income as an important component of that return
Investment Focus        U.S. common stocks and covered option positions relative to those stocks
Principal Investment Strategy       Attempts to identify stocks that pay dividends and
                        hedge against adverse market swings
Share Price Volatility  Moderate
Investment Strategy     The Fund seeks total return on investment, with dividend income as an important component of that return.
                        To pursue its primary goal, the Fund invests at least 65% of its assets in dividend-paying stocks that the Adviser believes are undervalued or out-of-favor. The Adviser intends to invest in common stock, preferred stock, and REITs (real estate investment trusts) which pay high dividends. The Fund may invest in
                        convertible bonds and other types of hybrid securities
                        (securities that contain aspects of both stocks and bonds). As an additional income source, the Adviser will frequently purchase stocks in a short period prior to the ex-dividend date (the interval between the announcement and the payments of the next dividend).
                        The companies in which the Fund invests are generally mature, middle and large-capitalization U.S. corporations. In-depth fundamental research (both quantitative and qualitative) confirms the value characteristics of individual stocks and evaluates the company's future prospects. Quantitative analysis is used to identify stocks that they believe are undervalued relative to the market and to the security's historic valuations. Factors
                        considered will include fundamental factors such as earnings growth, cash flow, and credit quality to identify the best companies. The Adviser then uses a qualitative stock selection model based on earnings expectations and supplemental valuation measures to narrow the list of stocks to the most attractive. The
                        Fund may, under varying market conditions, employ various
                        strategies which involve put and/or call option contracts.
                        The Adviser typically begins to pare down a position when the stock has declared an ex-dividend date or is at a valuation level that, in the Adviser's opinion, leaves little for investor gain.
                        The Adviser may eliminate a stock from the Fund's portfolio if its long-term fundamentals become unfavorable.

Fund Summary, Investment Strategy and Risks
                                  Dividend Capture Fund
                                        continued

                        The Fund actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its
                        shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases the Fund's trading costs and may have an adverse impact on the
                        Fund's performance.
                        The Fund may, from time to time, take temporary defensive
                        positions that are inconsistent with the Fund's principal
                        investment strategies in attempting to respond to adverse market, economic, political or other conditions. In these and in other cases, the Fund may not achieve its investment objective.
                        For a more complete description of the securities in which the
                        Fund can invest, please see "Investment Practices."
Investor Profile        Investors seeking capital appreciation with the potential for higher current income than the average stock fund
What are the main risks       Loss of money is a risk of investing in the Fund. In
                        addition, your
of investing in this Fund?    investment in the Fund may be subject to the following
                        principal risks:
                           Market Risk:  The possibility that the Fund's stock holdings will decline in price because of a broad stock market decline.
                           Stock markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.
                           Investment Style Risk:  The possibility that the securities on which this Fund focuses -- the stocks of undervalued,
                           dividend-paying companies -- will underperform other kinds of investments or market averages.
                           Basis Risk:  Financial instruments such as options or futures contacts derive their value from an underlying asset such as shares in common stock and price volatility. This relationship between derivative instruments and underlying securities is known as the basis. Basis risk arises when derivative
                           instruments and underlying securities do not fluctuate to the same degree as expected based on historical trends or models.
                           For more information about risks, please see the "Glossary of
                           Investment Risks."

Fund Summary, Investment Strategy and Risks
                                  Dividend Capture Fund
                                        continued
Performance Information

     The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

     This bar chart shows changes in the performance of the Fund's Investment A Shares from year to year. If sales charges had been reflected, the Fund's returns would be less than those shown below. *

Performance Bar Chart and Table  (TO COME)

                                         Best Quarter                 %
                                         Worst Quarter                %




*      The performance information above is based on a calendar year.

     This table compares the Fund's average annual total returns for periods ended December 31, 2002, to those of the S&P 500 Index. These returns reflect applicable sales charges and assume that Investment B shareholders redeem all of their Fund Shares at the end of the period indicated.

                                           Average Annual Total Returns
                                           (for the periods ended
                                           December 31, 2002)
                                           (TO COME)

                                                     Since
                                       1 Year      Inception

Dividend Capture Fund--Investment A Shares
(with a 5.75% sales charge)
Returns before taxes                       %          %**
Returns after taxes on distributions(1)             %          %**
Returns after taxes on distributions
And sales of Class A Shares(1)             %          %**
Dividend Capture Fund--Investment B Shares***
(with applicable Contingent
Deferred Sales Charge)                     %          %**
S&P 500 Index(2)                           %           %+

(1) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributios. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

(2) The unmanaged S&P 500 Index generally represents the performance of large companies in the U.S. stock market.

**     Since 3/1/01.
+      Since 3/31/01.

Fund Summary, Investment Strategy and Risks
                                  Dividend Capture Fund
                                        continued

Fees and Expenses

     The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

Shareholder Fees                                            Investment AInvestment B
(fees paid directly from your investment)                      Shares      Shares

Maximum Sales Charge (Load) Imposed on Purchase
(as a percentage of offering price)*                             5.75%         0%
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)**                              0%      5.00%
Redemption Fee
(as a percentage of amount redeemed, if applicable)***              0%         0%

Annual Fund Operating Expenses                               Investment AInvestment B
(expenses deducted from the Fund's assets)                      Shares     Shares

Investment Advisory Fees                                         0.75%      0.75%
Distribution (12b-1) Fee                                         0.25%      0.75%
Shareholder Service Fee                                          0.25%      0.25%
Other Expenses                                                   0.91%      0.66%
Total Annual Fund Operating Expenses                             1.91%      2.41%


*    This  sales  charge  varies  depending  upon  how  much  you  invest.   See
     "Distribution of the Funds--Sales Charges."

** If you sell Investment A Shares within one year of buying them and you purchased those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Contingent Deferred Sales Charge of 1.00%. See "Distribution of the Funds--Sales Charges."

***  Does not include any wire transfer fees, if applicable.

Example

     This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                       1 Year      3 Years     5 Years    10 Years

Investment A Shares                    $758         $1,141      $1,547      $2,679
Investment B Shares
If you do not sell your shares:        $244         $751        $1,285      $2,623
If you sell your shares at the end of the period:   $744        $1,051      $1,485
$2,623


Fund Summary, Investment Strategy and Risks
                       International Equity Fund



Fund Summary

Investment Goal         To seek total return
Investment Focus        Equity securities of companies based outside the U.S.
Principal Investment Strategy Attempts to identify equity securities of companies based outside the U.S. with the best potential for superior long-term investment returns
Share Price Volatility  High
Investment Strategy     The Fund's investment objective is to obtain a total return on its assets. The Fund's total return will consist of two
                        components: (1) changes in the market value of its portfolio securities (both realized and unrealized appreciation); and (2)
                        income received from its portfolio securities. The Fund expects that changes in market value will comprise the largest component of its total return. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this
                        Prospectus. This investment objective may be changed by the
                        Fund's Trustees without shareholder approval.
                        The Fund pursues its investment objective by investing at least
                        80% of its assets in equity securities, 65% of which will be invested in companies based outside the U.S. The Adviser manages the Fund based on the view that international equity markets are inefficient at pricing securities and that careful security selection offers the best potential for superior long-term investment returns. The Adviser uses a "bottom-up" approach to stock selection and evaluates industry and country exposure to be consistent with a top-down approch.  The Adviser attempts to purchase securities with value characteristics consistent with an overall assessment of the economic environment in which the underlying company operates.
                        The Adviser ranks the relative valuation and recent price
                        performance of a universe of companies.  The Adviser then
                        evaluates the most attractively valued portion of this universe using such factors as a company's price-to-earnings ratio, enterprise value, organic growth rates versus growth through acquisition, product niche and management quality.  The Adviser also reviews the company's financial statements and forecasts of earnings. Based on this information, the Adviser evaluates the sustainability of the company's current growth trends and
                        potential catalysts for increased valuation, based on the
                        company's potential to add economic value to the enterprise.

Fund Summary, Investment Strategy and Risks
                                International Equity Fund
                                        continued

                        The Adviser frequently identifies benchmarks for certain
                        securities such as return on invested capital and market implied growth rates, price-to-earnings ratios or stock prices. When those benchmarks are achieved, the Adviser will often consider selling all or a portion of the Fund's holdings to lock in profit. Holdings will also be sold if they fail to meet
                        performance expectations or better investment opportunities are identified.
                        With respect to the Fund's investments in developed markets, companies may be grouped together in broad categories called business sectors. The Adviser may emphasize certain business sectors in the portfolio that exhibit stronger growth potential or higher profit margins. The Fund will not invest more than 20%
                        of its assets in companies located in emerging markets. In selecting emerging markets countries in which to invest, the
                        Adviser reviews the country's economic outlook, its interest and inflation rates, and the political and foreign exchange risk of investing in a particular country. The Adviser then analyzes companies located in particular emerging market countries.
                        The Fund may temporarily depart from its principal investment strategies by investing its assets in cash, cash items, and shorter-term, higher quality debt securities and similar
                        obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.
                        Because the Fund refers to equity securities of international companies in its name, it will notify shareholders at least 60 days in advance of any changes in its investment policies that would enable the Fund to normally invest less than 80% of its net assets in equity securities of international companies.
                        For a more complete description of the securities in which the
                        Fund can invest, please see "Investment Practices."
Investor Profile        Investors who want total return, are willing to accept the increased risks of international investing for the possibility of higher returns, and want exposure to a diversified portfolio of international stocks
What are the main risks Loss of money is a risk of investing in the Fund. In addition, your
of investing in this Fund?    investment in the Fund may be subject to the following
                        principal risks:
                           Market Risk:  The possibility that the Fund's stock holdings may decline in price because of a broad stock market decline.
                           Markets generally move in cycles, with periods of rising
                           prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.
                           Investment Style Risk:  The possibility that the securities on which this Fund focuses -- the stocks of foreign companies --
                           may underperform other kinds of investments or the market as a whole.

Fund Summary, Investment Strategy and Risks
                                International Equity Fund
                                        Continued

                           Currency Risks:  Exchange rates for currencies fluctuate
                           daily. Foreign securities are normally denominated and traded in foreign currencies. As a result, the value of the Fund's foreign investments and the value of its Shares may be
                           affected favorably or unfavorably by changes in currency
                           exchange rates relative to the U.S. dollar. The combination of currency risk and market risks tends to make securities traded in foreign markets more volatile than securities traded
                           exclusively in the U.S. Additionally, the Fund makes
                           significant investments in securities denominated in the Euro, the single currency of the European Monetary Union (EMU).
                           Therefore, the exchange rate between the Euro and the U.S.
                           dollar will have a significant impact on the value of the
                           Fund's investments.
                           Foreign Investment Risk:  Investing in foreign markets
                           involves greater risk than investing in the United States.
                           Foreign securities may be affected by such factors as
                           fluctuations in currency exchange rates, incomplete or
                           inaccurate financial information on companies, social
                           upheavals and political actions ranging from tax code changes to governmental collapse. Emerging market securities may be even more susceptible to these risks.
                           Custodial Services and Related Investment Costs:  Custodial
                           services and other costs relating to investment in
                           international securities markets are generally more expensive than in the U.S. Such markets have settlement and clearance procedures that differ from those in the U.S. In certain
                           markets there have been times when settlements have been
                           unable to keep pace with the volume of securities
                           transactions, making it difficult to conduct such
                           transactions. The inability of the Fund to make intended
                           securities purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. The
                           inability to dispose of a portfolio security caused by
                           settlement problems could result either in losses to the Fund due to a subsequent decline in value of the portfolio security or could result in possible liability to the Fund. In
                           addition, security settlement and clearance procedures in some emerging countries may not fully protect the Fund against loss or theft of its assets.
                           For more information about risks, please see the "Glossary of
                           Investment Risks."

Fund Summary, Investment Strategy and Risks
                                International Equity Fund
                                        Continued


Performance Information

     The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

     This bar chart shows changes in the performance of the Fund's Investment A Shares from year to year. If sales charges had been reflected, the Fund's returns would be less than those shown below. *

Performance Bar Chart and Table  (TO COME)

                                           Best Quarter                 %
                                           Worst Quarter                %





*      The performance information above is based on a calendar year.

     This table compares the Fund's average annual total returns for periods ended December 31, 2002, to those of the MSCI-EAFE. These returns reflect applicable sales charges and assume that Investment B shareholders redeem all of their Fund Shares at the end of the period indicated. Average Annual Total Returns (for the periods ended December 31, 2002) (TO COME) Since 1 Year 5 Years 10 Years Inception

International Equity Fund--Investment A Shares
(with a 5.75% sales charge)
Returns before taxes                       %            %         %         %**
Returns after taxes on distributions(1)             %        %          %   %**
Returns after taxes on distributions
And sales of Class A Shares(1)             %            %        %         %**
International Equity Fund--Investment B Shares***
(with applicable Contingent
Deferred Sales Charge)
Returns before taxes                       %            %        %         %**
Returns after taxes on distributions(1)             %       %          %   %**
Returns after taxes on distributions
And sales of Class A Shares(1)             %            %        %         %**
MSCI-EAFE(2)                               %            %         %          %+

(1) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributios. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

(2) The MSCI-EAFE is an unmanaged market capitalization-weighted equity index comprising 20 of the 48 countries in the Morgan Stanley Capital International (MSCI) universe and representing the developed world outside of North America.

**   Since 3/1/01.

+    Since 3/31/01.


Fund Summary, Investment Strategy and Risks
                                International Equity Fund
                                        Continued
Fees and Expenses

     The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

Shareholder Fees                                            Investment AInvestment B
(fees paid directly from your investment)                      Shares      Shares

Maximum Sales Charge (Load) Imposed on Purchase
(as a percentage of offering price)*                             5.75%         0%
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)**                              0%      5.00%
Redemption Fee
(as a percentage of amount redeemed, if applicable)***              0%         0%

Annual Fund Operating Expenses                               Investment AInvestment B
(expenses deducted from the Fund's assets)                      Shares     Shares

Investment Advisory Fees                                         1.00%      1.00%
Distribution (12b-1) Fee                                         0.25%      0.75%
Shareholder Service Fee                                          0.25%      0.25%
Other Expenses                                                   0.84%      0.59%
Total Annual Fund Operating Expenses                             2.09%      2.59%


*    This  sales  charge  varies  depending  upon  how  much  you  invest.   See
     "Distribution of the Funds--Sales Charges."

** If you sell Investment A Shares within one year of buying them and you purchased those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Contingent Deferred Sales Charge of 1.00%. See "Distribution of the Funds--Sales Charges."

***  Does not include any wire transfer fees, if applicable.

Example

     This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                       1 Year      3 Years  5 Years    10 Years

Investment A Shares                    $775         $1,192   $1,634      $2,857
Investment B Shares
If you do not sell your shares:        $262         $805     $1,375      $2,793
If you sell your shares at the end of the period:   $762     $1,105      $1,575
$2,793



Fund Summary, Investment Strategy and Risks
                                  Mid Corp America Fund


Fund Summary

Investment Goal         To seek long-term capital appreciation by investing primarily in equity securities of companies that are either included in the
                        Russell 3000 Index or have market capitalizations within the range of such included companies
Investment Focus        Common stocks
Principal Investment Strategy       Attempts to identify companies with outstanding
                        growth characteristics
Share Price Volatility  Moderate to High
Investment Strategy     The Huntington Mid Corp America Fund seeks long-term capital appreciation by investing primarily in a diversified portfolio of securities consisting of common stocks and securities convertible into common stocks such as convertible bonds and convertible preferred stocks. To pursue this goal, the Fund invests primarily in common stocks of companies with market capitalizations at the time of purchase in the range of companies in the Russell 3000
                        Index. The Fund will mainly focus on the 2000 companies with market capitalization in the middle of the Russell 3000 Index and will normally not invest in the 500 companies with the smallest market capitalization or 500 companies with the largest market capitalization. The Russell 3000 Index represents the top 3,000
                        NASDAQ, NYSE, and AMEX U.S. domiciled stocks as ranked by their market capitalization. As of June 30, 2001, the Russell 3000
                        Index statistics were as follows: the average market
                        capitalization was approximately $4.6 billion and the median market capitalization was approximately $732 million. The index had a total market capitalization range of approximately $487 billion to $147 million.
                        In managing the Fund's portfolio, the Adviser emphasizes both growth and value in seeking small cap to mid cap companies with above-average growth potential or with temporarily depressed prices. As a result, the Fund will invest in a blend of both
                        "growth" and "value" stocks. Factors the Adviser typically considers in selecting individual securities include fundamental analysis, valuation techniques, and technical analysis.
                        Fundamental analysis will focus on qualitative aspects of the company's product, management, and competitive strategy.
                        Valuation techniques include quantitative screens to review historical earnings, revenue, and cash flow. Technical analysis will be deployed as it relates to the timing of trading the securities. This process will be utilized to identify the most attractive companies in each industry and to evaluate the growth potential of these companies. On an ongoing basis, the Adviser monitors the Fund's existing positions to determine benefits of retaining a particular security.


Fund Summary, Investment Strategy and Risks
                                  Mid Corp America Fund
                                        continued

                        The Adviser will apply a top down strategy, industries weighted relative to the benchmark and the market outlook. Portfolio optimization programs will be deployed to enhance risk/return potential.  These programs analyze and characterize the industry exposure of multi-industry companies in an attempt to balance the industry diversification of the portfolio to achieve certain risk/return models.
                        The Fund may employ option strategies which utilize puts and/or calls although these strategies are not the primary means by which the Adviser seeks to add value.
                        The Fund actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its
                        shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases the Fund's trading costs and may have an adverse impact on the
                        Fund's performance.
                        The Fund may, from time to time, take temporary defensive
                        positions that are inconsistent with the Fund's principal
                        investment strategies in attempting to respond to adverse market, economic, political or other conditions. In these and in other cases, the Fund may not achieve its investment objective.
                        The Fund may also invest in certain other equity securities in addition to those described above.
                        For a more complete description of the securities in which the
                        Fund can invest, please see "Investment Practices."
Investor Profile        Long-term investors seeking capital appreciation
What are the main risks       Loss of money is a risk of investing in the Fund. In
                        addition, your
of investing in this Fund?    investment in the Fund may be subject to the following
                        principal risks:
                           Market Risk:  The possibility that the Fund's stock holdings may decline in price because of a broad stock market decline.
                           Markets generally move in cycles, with periods of rising
                           prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.
                           Investment Style Risk:  The possibility that the market
                           segment on which this Fund focuses -- value and growth stocks of primarily small to mid cap companies -- will underperform other kinds of investments or market averages.
                           Small/Mid Cap Stock Risk:  To the extent that the Fund invests in small cap and mid cap stocks, it takes on additional risks.
                           Small cap and mid cap stocks tend to be less liquid and more volatile than large cap stocks. Smaller companies tend to
                           depend heavily on new products and/or a few products or
                           services and often have less experienced management.
                           For more information about risks, please see the "Glossary of
                           Investment Risks."


Fund Summary, Investment Strategy and Risks
                                  Mid Corp America Fund
                                        continued

Performance Information

     The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

     This bar chart shows changes in the performance of the Fund's Investment A Shares from year to year. If sales charges had been reflected, the Fund's returns would be less than those shown below. *

Performance Bar Chart and Table  (TO COME)

                                       Best Quarter                 %
                                       Worst Quarter                %





*      The performance information above is based on a calendar year.

     This table compares the Fund's average annual total returns for periods ended December 31, 2002, to those of the S&P 400 Index and the Russell Midcap Index. The Fund's benchmark index, which had formerly been the S&P 400, has now been changed to the Russell Midcap Index. These returns reflect applicable sales charges and assume that Investment B shareholders redeem all of their Fund Shares at the end of the period indicated.


                                                  Average Annual Total Returns
                                                  (for the periods ended
                                                  December 31, 2002)
                                                  (TO COME)
                                                     Since
                                       1 Year      Inception

Mid Corp America Fund--Investment A Shares
(with a 5.75% sales charge)
Returns before taxes                       %          %**
Returns after taxes on distributions(1)             %          %**
Returns after taxes on distributions
And sales of Class A Shares(1)             %          %**
Mid Corp America Fund--Investment B Shares***
(with applicable Contingent
Deferred Sales Charge)
Returns before taxes                       %          %**
Returns after taxes on distributions(1)             %          %**
Returns after taxes on distributions
And sales of Class A Shares(1)             %          %**
S&P 400 Index(2)                           %           %+
Russell Mid Cap Index(3)                   %          %++

(1) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

(2) The S&P 400 is an unmanaged capitalization-weighted index of common stocks representing all major industries in the mid-range of the U.S. stock market.

(3)  The Russell Midcap Index measures the 800 smallest companies in the Russell
     1000  Index,  which  represent   approximately  25%  of  th  etotal  market
     capitalization of the Russell 1000 Index.

**   Since .3/1/01

+    Since .3/31/01

++   Since .12/31/02



Fund Summary, Investment Strategy and Risks
                                  Mid Corp America Fund
                                        continued

Fees and Expenses

     The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

Shareholders Fees                                            Investment AInvestment B
(fees paid directly from your investment)                       Shares     Shares

Maximum Sales Charge (Load) Imposed on Purchase
(as a percentage of offering price)*                             5.75%         0%
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)**                             0%       5.00%
Redemption Fee
(as a percentage of amount redeemed, if applicable)***             0%          0%

Annual Fund Operating Expenses                            Investment A  Investment B
(expenses deducted from the Fund's assets)                   Shares        Shares

Investment Advisory Fees                                       0.75%        0.75%
Distribution (12b-1) Fee                                       0.25%        0.75%
Shareholder Service Fee                                        0.25%        0.25%
Other Expenses                                                 0.66%        0.41%
Total Annual Fund Operating Expenses                           1.66%        2.16%


*    This  sales  charge  varies  depending  upon  how  much  you  invest.   See
     "Distribution of the Funds--Sales Charges."

** If you sell Investment A Shares within one year of buying them and you purchased those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Contingent Deferred Sales Charge of 1.00%. See "Distribution of the Funds--Sales Charges."

***  Does not include any wire transfer fees, if applicable.

Example

     This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                       1 Year      3 Years     5 Years    10 Years

Investment A Shares                    $734         $1,068      $1,425      $2,427
Investment B Shares
If you do not sell your shares:        $219         $676        $1,159      $2,366
If you sell your shares at the end of the period:   $719        $976        $1,359
$2,366


Fund Summary, Investment Strategy and Risks
                                     New Economy Fund

Fund Summary

Investment Goal         To seek capital appreciation by investing primarily in equity securities of companies engaged in developing products,
                        processes, or services that provide technological or scientific advances and efficiencies
Investment Focus        Common stocks of companies engaged in advancing innovations in products, services or processes, generally or a scientific or technological nature.
Principal Investment Strategy Long-term capital appreciation
Share Price Volatility  High
Investment Strategy     The Fund seeks capital appreciation by investing primarily in a diversified portfolio of securities consisting of common stocks and securities convertible into common stocks such as convertible bonds and convertible preferred stocks.
                        Under normal market conditions, the Fund invests at least 65% of total assets in the equity securities of U.S. and, to a lesser extent, foreign technology and scientific companies.
                        "New economy" companies are those that are substantially engaged in developing products, processes, or services that provide technological or scientific advances. Those companies may be in any of a variety of industries, such as computer hardware, software, electronic components and systems, telecommunications,
                        Internet, media information services companies, biotechnology, robotics, and energy replacement. They also may include companies in more traditional industries, such as certain consumer products retailers, that have extensively used technological or scientific advances to develop new or to improve products or processes and make them more efficient.
                        The Fund generally takes a growth approach to selecting stocks, looking for companies that appear poised to grow because of new products, technology or management, as well as new companies that are in the developmental stage. Factors in identifying these companies may include the quality of management, financial strength, a strong position relative to competitors and a stock price that appears reasonable relative to its expected growth rate. The Fund may invest in companies of any size, including small, high growth companies. The Fund also may invest in
                        companies whose shares are being, or recently have been, offered to the public for the first time.
                        The Fund reserves the right to invest up to 35% of total assets in other securities, such as, corporate bonds and government securities.
                        The Fund actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its
                        shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases the Fund's trading costs and may have an adverse impact on the
                        Fund's performance.


Fund Summary, Investment Strategy and Risks
                                     New Economy Fund
                                        continued

                        The Fund may, from time to time, take temporary defensive
                        positions that are inconsistent with the Fund's principal
                        investment strategies in attempting to respond to adverse market, economic, political or other conditions. In these and in other cases, the Fund may not achieve its investment objective.
                        For a more complete description of the securities in which the
                        Fund can invest, please see "Investment Practices."
Investor Profile        Long-term investors seeking capital appreciation
What are the main risks       Loss of money is a risk of investing in the Fund. In
                        addition, your
of investing in this Fund?    investment in the Fund may be subject to the following
                        principal risks:
                           Market Risk:  The possibility that the Fund's stock holdings will decline in price because of a broad stock market decline.
                           Stock markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.
                           Investment Style Risk:  The possibility that the securities on which this Fund focuses -- the stocks of companies focusing on technological and scientific advancements -- will underperform other kinds of investments or market averages. The securities in which the Fund invests may be more vulnerable than most stocks to the obsolescence of existing technology, expired patents, short product cycles, price competition, market
                           saturation and new market entrants and may fluctuate in price more widely and rapidly than the market as a whole. These
                           securities may underperform other types of stocks or be
                           difficult to sell when the economy is not robust, during
                           market downturns, or when technology or scientific stocks are out of favor.
                           Growth Stock Risk:  The price of most growth stocks are based on future expectations. As a result, those stocks tend to be more sensitive than value stocks to negative earnings
                           surprises and changes in internal growth rates. Growth stocks in particular may underperform during periods when the market favors value stocks.
                           For more information about risks, please see the "Glossary of
                           Investment Risks."


Fund Summary, Investment Strategy and Risks
                                     New Economy Fund
                                        continued
Performance Information

     The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

     This bar chart shows changes in the performance of the Fund's Investment A Shares from year to year. If sales charges had been reflected, the Fund's returns would be less than those shown below. *

Performance Bar Chart and Table  (TO COME)

                                   Best Quarter                 %
                                   Worst Quarter                %





*      The performance information above is based on a calendar year.

     This table compares the Fund's average annual total returns for periods ended December 31, 2002, to those of the Russell 3000 Growth Index. These returns reflect applicable sales charges and assume that Investment B shareholders redeem all of their Fund Shares at the end of the period indicated.

                                              Average Annual Total Returns
                                              (for the periods ended
                                              December 31, 2002)
                                              (TO COME)
                                                     Since
                                       1 Year      Inception

New Economy Fund--Investment A Shares
(with a 5.75% sales charge)
Returns before taxes                       %          %**
Returns after taxes on distributions(1)             %          %**
Returns after taxes on distributions
And sales of Class A Shares(1)             %          %**
New Economy Fund--Investment B Shares***
(with applicable Contingent
Deferred Sales Charge)
Returns before taxes                       %          %**
Returns after taxes on distributions(1)             %          %**
Returns after taxes on distributions
And sales of Class A Shares(1)             %            %           %      %**
Russell 3000 Growth Index(2)               %            %           %       %+

(1) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

(2) The Russell 3000 Growth Index measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. The stocks in this index are also members of either the Russell 1000 Growth of the Russell 2000 Growth indices.

**   Since 3/1/01.

+    Since 3/31/01.



Fund Summary, Investment Strategy and Risks
                                     New Economy Fund
                                        continued
Performance Information

     A performance bar chart and table for the Fund will be provided after the Fund has been in operation for a full calendar year.

Fees and Expenses

     The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

Shareholder Fees                                           Investment A Investment B
(fees paid directly from your investment)                     Shares       Shares

Maximum Sales Charge (Load) Imposed on Purchase
(as a percentage of offering price)*                           5.75%            0%
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)**                            0%         5.00%
Redemption Fee
(as a percentage of amount redeemed, if applicable)***            0%            0%

*    This  sales  charge  varies  depending  upon  how  much  you  invest.   See
     "Distribution of the Funds--Sales Charges."

** If you sell Investment A Shares within one year of buying them and you purchased those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Contingent Deferred Sales Charge of 1.00%. See "Distribution of the Funds--Sales Charges."

***  Does not include any wire transfer fees, if applicable.

**** Expense information has been restated to reflect current fees.

Annual Fund Operating Expenses                 Investment A  Investment B
(expenses deducted from the Fund's assets)        Shares        Shares

Investment Advisory Fees                            0.85%        0.85%
Distribution (12b-1) Fee                            0.25%        0.75%
Shareholder Service Fee                             0.25%        0.25%
Other Expenses                                      1.09%        0.84%
Total Annual Fund Operating Expenses                2.19%        2.69%

Example

     This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                       1 Year      3 Years  5 Years    10 Years

Investment A Shares                      $784       $1,221   $1,682      $2,954
Investment B Shares
If you do not sell your shares:          $272        $835    $1,425      $2,897
If you sell your shares at the end of the period:     $772   $1,135      $1,625
$2,897



Fund Summary, Investment Strategy and Risks
                                   Situs Small Cap Fund
Fund Summary
Investment Goal         To seek long-term capital appreciation
Investment Focus        Diversified portfolio of equity securities of small
                        capitalization companies
Principal Investment Strategy Attempts to identify domestic and foreign companies whose geographic, political, and/or demographic situs positions them to outperform other companies
Share Price Volatility  Moderate to High
Investment Strategy     The Fund seeks long-term capital appreciation by investing primarily in equity securities of small capitalization companies.
                        Equity securities include common stocks, preferred stocks and securities convertible into common stocks such as convertible bonds and convertible preferred stocks which, if rated, will be investment grade at the time of investment.
                        Under normal market conditions, the Adviser invests at least 80%
                        of the Fund's assets in equity securities of small capitalization companies. Small capitalization companies are defined as those companies with a market capitalization, at the time of
                        investment, that is included in the S&P Small Cap 600 Index (as of ________, the smallest company in the index had a market capitalization of $XX million, the largest company had a market capitalization of $XXXX billion and the weighted average market capitalization was $XXX million). Up to 20% of the Fund's assets may be invested in equity securities of mid- to
                        large-capitalization companies. The Fund may also invest up to
                        20% of its assets in foreign securities, including ADRs, GDRs and
                        EDRs, as defined in the "Investment Practices" section.
                        In managing the Fund's portfolio, the Adviser emphasizes both growth and value in seeking small cap companies with
                        above-average growth potential or with temporarily depressed prices. As a result, the Fund invests in a blend of both "growth"
                        and "value" stocks. The Adviser utilizes a screening process that identifies companies based on situs, which is one or more
                        geographical locations that are positioned and likely to allow the companies to outperform those in other locations. Examples of situs advantages include favorable political, social or economic factors or population demographics, such as a state or country that is reducing taxes or experiencing beneficial demographic changes. For instance, the Fund may invest in a certain type of company located in a state that is reducing its business tax because the tax reduction may result in lower costs for the company and allow it to sell products more competitively at lower prices or realize a higher profit on sales. Similarly, if a state is experiencing a growing population, then certain types of financial services companies or real estate-related investments may benefit from the service needs and housing demands of this population growth.
                        The Adviser also employs fundamental analysis, valuation
                        techniques, and technical analysis. Fundamental analysis focuses on qualitative aspects of the company's product, management, and competitive strategy.Valuation techniques include quantitative screens to review historical earnings, revenue, and cash flow.
                        Technical analysis will be deployed as it relates to the timing of trading the securities.  This process is utilized to identify the most attractive companies and to evaluate the growth
                        potential of these companies. On an ongoing basis, the Adviser monitors the Fund's existing positions to determine benefits of retaining a particular security.


Fund Summary, Investment Strategy and Risks
                                   Situs Small Cap Fund
                                        Continued

                        The Adviser applies a top down strategy in stock selection to evaluate broad economic trends, anticipate shifts in the business cycle, and determine which sectors, industries or markets may provide relatively higher performance. The Adviser also uses portfolio optimization programs to enhance risk/return potential.
                        These programs analyze and characterize the industry exposure of multi-industry companies in an attempt to balance the industry diversification of the portfolio to achieve certain risk/return models. The Fund may employ option strategies which utilize puts and/or calls although these strategies are not the primary means by which the Adviser seeks to add value.
                        The Fund's foreign investments are generally in developed
                        countries. Companies in developed countries may be grouped together in broad categories called business sectors. The Adviser may emphasize certain business sectors in the portfolio that exhibit stronger growth potential or higher profit margins. The
                        Fund may choose to invest up to 20% of its assets in companies located in emerging markets. In selecting emerging market
                        countries, the Adviser reviews the country's economic outlook, its interest and inflation rates, and the political and foreign exchange risk of investing in a particular country. The Adviser then analyzes companies located in particular emerging market countries.
                        The Fund actively trades its portfolio securities in an attempt to achieve its investment goal. Active trading will cause the
                        Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its
                        shareholders, which are taxed at a higher rate than longer-term gains (losses).  Actively trading portfolio securities increases the Fund's trading costs and may have an adverse impact on the
                        Fund's performance.
                        The Fund may, from time to time, take temporary defensive
                        positions that are inconsistent with the Fund's principal
                        investment strategies in attempting to respond to adverse market, economic, political or other conditions. In these and in other cases, the Fund may not achieve its investment objective.
                        Because the Fund refers to equity securities of small
                        capitalization companies in its name, it will notify shareholders at least 60 days in advance of any changes in its investment policies that would enable the Fund to normally invest less than
                        80% of its net assets in equity securities of small
                        capitalization companies.
                        The Fund may also invest in certain other equity securities in addition to those described above, although none are anticipated to be principal investments.
                        For a more complete description of the securities in which the
                        Fund can invest, please see "Investment Practices."

Investor Profile        Long-term investors seeking capital appreciation
What are the main risks       Loss of money is a risk of investing in the Fund. In
                        addition, your
of investing in this Fund?    investment in the Fund may be subject to the following
                        principal risks:
                           Small Company Risk: Investing in smaller, lesser-known
                           companies involves greater risk than investing in those that are more established.  A small company's financial well-being may, for example, depend heavily on just a few products or services. In addition, investors may have limited flexibility to buy or sell small company stocks, as compared to those of larger firms.

Fund Summary, Investment Strategy and Risks
                                   Situs Small Cap Fund
                                        Continued

                           Market Risk: The possibility that the Fund's stock holdings may decline in price because of a broad stock market decline.
                           Markets generally move in cycles, with periods of rising
                           prices followed by periods of falling prices.  The value of your investment will tend to increase or decrease in response to these movements.
                           Investment Style Risk: The possibility that the market segment on which this Fund focuses--value and growth stocks of
                           primarily smaller companies in both domestic and foreign
                           markets--will underperform other kinds of investments or market averages.
                           Foreign Investment Risk: Investing in foreign markets involves greater risk than investing in the United States. Foreign
                           securities may be affected by such factors as fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political
                           actions ranging from tax code changes to governmental
                           collapse. Emerging market securities may be even more
                           susceptible to these risks.
                           For more information about risks, please see the "Glossary of
                           Investment Risks."


Fund Summary, Investment Strategy and Risks
                                   Situs Small Cap Fund
                                        Continued

Performance Information

     This section would normally include a bar chart and table showing how the Fund has performed and how performance has varied from year to year. A performance bar chart and table for the Fund will be provided after the Fund has been in operation for a full calendar year.

Fees and Expenses

     The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

Shareholders Fees                                            Investment AInvestment B
(fees paid directly from your investment)                       Shares     Shares

Maximum Sales Charge (Load) Imposed on Purchase
(as a percentage of offering price)*                             5.75%         0%
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)**                             0%       5.00%
Redemption Fee
(as a percentage of amount redeemed, if applicable)***             0%          0%

Annual Fund Operating Expenses                            Investment A  Investment B
(expenses deducted from the Fund's assets)                   Shares        Shares

Investment Advisory Fees                                       0.75%        0.75%
Distribution (12b-1) Fee                                       0.25%        0.75%
Shareholder Service Fee                                        0.25%        0.25%
Other Expenses(1)                                              1.15%        0.90%
Total Annual Fund Operating Expenses                           2.15%        2.65%


*    This  sales  charge  varies  depending  upon  how  much  you  invest.   See
     "Distribution of the Funds--Sales Charges."

** If you sell Investment A Shares within one year of buying them and you purchased those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Contingent Deferred Sales Charge of 1.00%. See "Distribution of the Funds--Sales Charges."

***Does not include any wire transfer fees, if applicable.

(1)  Other expenses are based on estimated amounts for the current fiscal year.

Example

     This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                       1 Year      3 Years     5 Years 10 Years

Investment A Shares                      $781        $1,209     $1,663   $2,915
Investment B Shares
If you do not sell your shares:          $268        $823       $1,405   $2,863
If you sell your shares at the end of the period:     $768       $1,123  $1,605
$2,863




Fund Summary, Investment Strategy and Risks
                                 Mortgage Securities Fund

Fund Summary

Investment Goal         To seek to achieve current income
Investment Focus        Mortgage-related securities, including mortgage REITs
Principal Investment Strategy       Invests in mortgage-related securities, including
                        mortgage Real Estate Investment Trusts (REITs)
Share Price Volatility  Moderate
Investment Strategy     The Fund seeks to achieve current income.
                        The Adviser invests, under normal circumstances, at least 80% of the Fund's assets in mortgage-related securities, including mortgage REITs. The Adviser especially focuses on securities which it expects to be less susceptible to prepayment of
                        principal. The Adviser endeavors to maintain a dollar-weighted average portfolio life for the Fund of between two and ten years.
                        The Fund may also invest up to 20% of its assets in equity REITs.
                        The Fund will indirectly bear its proportionate share of expenses incurred by REITs in which the Fund invests in addition to the expenses incurred directly by the Fund.
                        In making its investment decisions, the Adviser considers various economic factors, Federal Reserve policy, interest rate trends and spreads between different types of fixed income securities.
                        In managing the portfolio, the Adviser monitors the Fund's cash flow, maturities and interest payments and tracks a variety of other portfolio security statistics.
                        Mortgage-related securities are securities, including derivative mortgage securities such as collateralized mortgage obligations
                        (CMOs), whose income is generated by payments of principal and interest on pools of mortgage loans and mortgage REITs.
                        REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interest. REITs are generally classified as equity REITs,
                        mortgage REITs or a combination of equity and mortgage REITs.
                        Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling property that has appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code (Code).
                        For more information about the Fund's investment strategies and a more complete description of the securities in which the Fund can invest, please see "Additional Investment Strategies" and
                        "Investment Practices."

Fund Summary, Investment Strategy and Risks
                                 Mortgage Securities Fund
                                        continued

Investor Profile        Investors willing to accept the risk of a moderate amount of fluctuation in the value of their investment for the benefit of a higher total return potential
What are the main risks Loss of money is a risk of investing in the Fund. In addition, your
of investing in this Fund?    investment in the Fund may be subject to the following
                        principal risks:
                           Interest Rate Risk:  The possibility that the value of the
                           Fund's investments will decline due to an increase in interest rates or that the Fund's yield will decrease due to a decrease in interest rates.
                           Credit Risk:  The possibility that a bond issuer cannot make timely interest and principal payments on its bonds. The lower a bond's rating, the greater its credit risk.
                           Prepayment & Call Risk:  If a significant number of the
                           mortgages underlying a mortgage-backed bond are refinanced, the bond may be "prepaid." Call risk is the possibility that, during periods of declining interest rates, a bond issuer will
                           "call"--or repay--higher-yielding bonds before their stated
                           maturity date. In both cases, investors receive their
                           principal back and are typically forced to reinvest it in
                           bonds that pay lower interest rates, thus reducing income.
                           Rapid changes in prepayment and call rates can cause bond
                           prices and yields to be volatile.
                           Extension Risk:  As interest rates rise, mortgage-related
                           securities tend to mature later, thus effectively converting shorter-term securities into more volatile long-term
                           securities. This will also affect the Adviser's ability to manage the average life of the Fund.
                           Real Estate/REIT Risk:  The Fund's investments in REITs are subject to the same risks as direct investments in real
                           estate. Real estate values rise and fall in response to many factors, including local, regional and national economic
                           conditions, the demand for rental property, and interest
                           rates. In addition, REITs may have limited financial
                           resources, may trade less frequently and in limited volume and may be more volatile than other securities.
                           Prepayment/Call Risk and Extension Risk are more pronounced with respect to derivative mortgage securities and can result in reduced liquidity. The principal derivative mortgage
                           securities in which the Fund invests are CMOs.
                           The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you pay.
                           For more information about risks, please see the "Glossary of
                           Investment Risks."

Fund Summary, Investment Strategy and Risks
                                 Mortgage Securities Fund
                                        continued

Performance Information

     The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

     This bar chart shows changes in the performance of the Fund's Investment A Shares from year to year. If sales charges had been reflected, its returns would be less than those shown below.*

Performance Bar Chart and Table  (TO COME)

                                        Best Quarter               %
                                        Worst Quarter              %





*      The performance information above is based on a calendar year.

     This table compares the Fund's average annual total returns for periods ended December 31, 2002, to those of the Lehman Brothers Mortgage-Backed Securities Index. These returns reflect applicable sales charges and assume that Investment B shareholders redeem all of their Fund Shares at the end of the period indicated.

                                                      Average Annual Total Returns
                                                      (for the periods ended
                                                      December 31, 2002)
                                                      (TO COME)
                                                                         Since Class
                                                   1 Year      5 Years    Inception

Mortgage Securities Fund--Investment A Shares
(with a 4.75% sales charge)
Returns before taxes                                    %          %          %*
Returns after taxes on distributions(1)                 %          %         %*
Returns after taxes on distributions
And sales of Class A Shares(1)                          %           %          %*
Mortgage Securities Fund--Investment B Shares
(with applicable Contingent
Deferred Sales Charge)                                  %           %         %**
Returns before taxes                                    %           %         %**
Returns after taxes on distributions(1)                 %           %         %**
Returns after taxes on distributions
And sales of Class A Shares(1)                          %           %         %**
Lehman Brothers Mortgage-Backed Securities Index(2)     %           %         %+


(1) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributios. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

(2) The unmanaged Lehman Brothers Mortgage-Backed Securities Index is generally representative of the mortgage-backed securities market as a whole.

*      Since 6/2/92.
**     Since 5/1/03.
+      Since 6/30/92.

Fund Summary, Investment Strategy and Risks
                                 Mortgage Securities Fund
                                        continued

Fees and Expenses

     The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

Shareholders Fees                                            Investment AInvestment B
(fees paid directly from your investment)                       Shares     Shares

Maximum Sales Charge (Load) Imposed on Purchase
(as a percentage of offering price)*                             4.75%         0%
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)**                             0%       5.00%
Redemption Fee
(as a percentage of amount redeemed, if applicable)***             0%          0%

Annual Fund Operating Expenses                            Investment A  Investment B
(expenses deducted from the Fund's assets)                   Shares        Shares

Investment Advisory Fees                                       0.50%        0.50%
Distribution (12b-1) Fee                                       0.25%        0.75%
Shareholder Service Fee                                        0.25%        0.25%
Other Expenses                                                 0.69%        0.44%
Total Annual Fund Operating Expenses                           1.44%        1.94%


*    This  sales  charge  varies  depending  upon  how  much  you  invest.   See
     "Distribution of the Funds--Sales Charges."

** If you sell Investment A Shares within one year of buying them and you purchased those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Contingent Deferred Sales Charge of 1.00%. See "Distribution of the Funds--Sales Charges."

***  Does not include any wire transfer fees, if applicable.

+    Expense information has been restated to reflect current fees.

Example

     This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:


                                                  1 Year      3 Years     5 Years    10 Years

Investment A Shares                                $615      $909       $1,225       $2,117
Investment B Shares
If you do not sell your shares:                    $197      $609      $1,047        $2,135
If you sell your shares at the end of the period:  $697      $909      $1,247        $2,135



Fund Summary, Investment Strategy and Risks
                                    Ohio Tax-Free Fund

Fund Summary

Investment Goal         To seek to provide current income exempt from federal income tax and Ohio personal income taxes.
Investment Focus        Ohio municipal securities
Principal Investment Strategy       Invests primarily in investment-grade Ohio municipal
                        securities
Share Price Volatility  Low to Moderate
Investment Strategy     The Fund seeks to provide current income exempt from federal income tax and Ohio state income taxes.
                        The Adviser invests substantially all of the assets of the Ohio
                        Tax-Free Fund in Ohio tax-exempt securities. As a matter of fundamental policy, under normal circumstances, the Fund will invest its assets so that at least 80% of the income it
                        distributes will be exempt from federal income tax and Ohio state income tax. The securities selected by the Adviser are: (i) rated in one of the top four categories by a Nationally Recognized
                        Statistical Rating Organization; or (ii) not rated, but deemed by the Adviser to be of comparable quality. In addition, these securities will have remaining maturities of no more than 15 years and the Fund's anticipated duration will be between two and
                        10 years. The Adviser also establishes a desired yield level for new issues relative to U.S. Treasury securities.
                        In managing the portfolio, the Adviser attempts to diversify the
                        Fund's holdings within Ohio as much as possible. In selecting securities, the Adviser monitors economic activity and interest rate trends, reviews financial information relating to each issuer and looks for attractively priced issues.
                        For temporary defensive or liquidity purposes, the Fund may invest in securities the interest on which is subject to federal income tax or Ohio personal income taxes.
                        Ohio tax-exempt securities are debt obligations which (i) are issued by or on behalf of the state of Ohio or its respective authorities, agencies, instrumentalities and political
                        subdivisions, and (ii) produce interest which, in the opinion of bond counsel at the time of issuance, is exempt from federal income tax and Ohio personal income taxes.
                        For more information about the Fund's investment strategies and a more complete description of the securities in which the Fund can invest, please see "Additional Investment Strategies" and
                        "Investment Practices."

Fund Summary, Investment Strategy and Risks
                                    Ohio Tax-Free Fund
                                        continued

Investor Profile        Ohio residents seeking income exempt from federal and state income taxes
What are the main risks       Loss of money is a risk of investing in the Fund. In
                        addition, your
of investing in this Fund?    investment in the Fund may be subject to the following
                        principal risks:
                           State Specific Risk:  By concentrating its investments in
                           Ohio, the Fund may be more vulnerable to unfavorable
                           developments in that state than funds that are more
                           geographically diversified. The economy of Ohio is largely concentrated in agriculture, motor vehicles and equipment, steel, rubber products and household appliances, and therefore tends to be more cyclical than some other states and the
                           nation as a whole.
                           Diversification Risk:  As a non-diversified fund, the Fund may invest a greater percentage of its assets in the securities of a single issuer than do other mutual funds, therefore Fund performance can be significantly affected by the performance of one or a small number of issuers.
                           Interest Rate Risk:  The possibility that the value of the
                           Fund's investments will decline due to an increase in interest rates or that the Fund's yield will decrease due to a decrease in interest rates.
                           Credit Risk:  The possibility that a bond issuer cannot make timely interest and principal payments on its bonds. The lower a bond's rating, the greater its credit risk.
                           Prepayment & Call Risk:  If a significant number of the
                           mortgages underlying a mortgage-backed bond are refinanced, the bond may be "prepaid." Call risk is the possibility that, during periods of declining interest rates, a bond issuer will
                           "call" -- or repay -- higher-yielding bonds before their stated
                           maturity date. In both cases, investors receive their
                           principal back and are typically forced to reinvest it in
                           bonds that pay lower interest rates, thus reducing income.
                           Rapid changes in prepayment and call rates can cause bond
                           prices and yields to be volatile.
                           The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you pay.
                           For more information about risks, please see the "Glossary of
                           Investment Risks."


Fund Summary, Investment Strategy and Risks
                                    Ohio Tax-Free Fund
                                        continued

Performance Information

     The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

     This bar chart shows changes in the performance of the Fund's Investment A Shares from year to year. If sales charges had been reflected, its returns would be less than those shown below.*

Performance Bar Chart and Table  (TO COME)





Best Quarter           %
Worst Quarter          %

*     The performance information above is based on a calendar year.

     This table compares the Fund's average annual total returns for periods ended December 31, 2001, to those of the Lehman Brothers 7-Year Municipal Bond Index. These returns reflect applicable sales charges and assume that Investment B shareholders redeem all of their Fund Shares at the end of the period indicated.

Average Annual Total Returns
(for the periods ended
December 31, 2001)
(TO COME)

                                                                          Since Class
                                                      1 Year      5 Years  Inception

Ohio Tax-Free Fund--Investment A Shares
(with a 4.75% sales charge)                             %           %            %*
Returns before taxes                                    %           %            %*
Returns after taxes on distributions(1)                        %          %         %*
Returns after taxes on distributions
And sales of Class A Shares(1)                          %           %            %*
Ohio Tax-Free Fund --Investment B Shares
(with applicable Contingent
Deferred Sales Charge)                                  %           %           %**
Returns before taxes                                    %           %           %**
Returns after taxes on distributions(1)                        %          %         %**
Returns after taxes on distributions
And sales of Class A Shares(1)                          %           %           %**
Lehman Brothers 7-Year Municipal Bond Index(1)                 %          %         %+

(1) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributios. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

(2) The unmanaged Lehman Brothers 7-Year Municipal Bond Index comprises intermediate-term, investment grade bonds with maturities between 6 and 8 years.

*    Since 5/1/91.
**  Since 5/1/03.
+    Since 5/31/91.


Fund Summary, Investment Strategy and Risks
                                    Ohio Tax-Free Fund
                                        continued
Fees and Expenses

     The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.



Shareholders Fees                                            Investment AInvestment B
(fees paid directly from your investment)                       Shares     Shares

Maximum Sales Charge (Load) Imposed on Purchase
(as a percentage of offering price)*                             4.75%         0%
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)**                             0%       5.00%
Redemption Fee
(as a percentage of amount redeemed, if applicable)***             0%          0%

Annual Fund Operating Expenses                            Investment A  Investment B
(expenses deducted from the Fund's assets)                   Shares        Shares

Investment Advisory Fees                                       0.50%        0.50%
Distribution (12b-1) Fee                                       0.25%        0.75%
Shareholder Service Fee                                        0.25%        0.25%
Other Expenses                                                 0.67%        0.42%
Total Annual Fund Operating Expenses                           1.42%        1.92%

*    This  sales  charge  varies  depending  upon  how  much  you  invest.   See
     "Distribution of the Funds--Sales Charges."

** If you sell Investment A Shares within one year of buying them and you purchased those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Contingent Deferred Sales Charge of 1.00%. See "Distribution of the Funds--Sales Charges."

***  Does not include any wire transfer fees, if applicable.

+    Expense information has been restated to reflect current fees.

Example

     This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                 1 Year      3 Years     5 Years    10 Years

Investment A Shares                 $613      $903        $1,214     $2,096
Investment B Shares
If you do not sell your shares:     $195      $603        $1,037     $2,114
If you sell your shares at the
            end of the period:      $695     $903       $1,237   $2,114






Fund Summary, Investment Strategy and Risks
                                  Michigan Tax-Free Fund

Fund Summary
Investment Goal         To seek to provide investors with current income exempt from both federal and Michigan personal income taxes.
Investment Focus        Michigan municipal securities
Principal Investment Strategy Invests primarily in investment-grade Michigan municipal securities
Share Price Volatility  Low to Moderate
Investment Strategy     The Fund seeks to provide investors with current income exempt from both federal and Michigan state income taxes.
                        As a matter of fundamental policy, under normal circumstances, the Fund will invest its assets so that at least 80% of the income it distributes will be exempt from federal income tax and
                        Michigan state income tax. In addition, at least 80% of the
                        Fund's annual income will be exempt from the alternative minimum tax. The securities selected by the Adviser for investment will have remaining maturities of no more than 15 years and the Fund's anticipated duration will be between two and 10 years. The
                        Adviser also establishes a desired yield level for new issues relative to U.S. Treasury securities.
                        In managing the portfolio, the Adviser attempts to diversify the
                        Fund's holdings within Michigan as much as possible. In selecting securities, the Adviser monitors economic activity and interest rate trends, reviews financial information relating to each issuer and looks for attractively priced issues.
                        For temporary defensive or liquidity purposes, the Fund may invest in securities the interest on which is subject to federal income tax or Michigan personal income taxes.
                        Michigan tax-exempt securities are debt obligations which (i) are issued by or on behalf of the state of Michigan or its respective authorities, agencies, instrumentalities and political
                        subdivisions, and (ii) produce interest which, in the opinion of bond counsel at the time of issuance, is exempt from federal income tax and Michigan personal income taxes.
                        For more information about the Fund's investment strategies and a more complete description of the securities in which the Fund can invest, please see "Additional Investment Strategies" and
                        "Investment Practices."
Investor Profile        Michigan residents seeking income exempt from federal and state income taxes.
What are the main risks       Loss of money is a risk of investing in the Fund. In
                        addition, your
of investing in this Fund?    investment in the Fund may be subject to the following
                        principal risks:
                           State Specific Risk:  By concentrating its investments in
                           Michigan, the Fund may be more vulnerable to unfavorable
                           developments in that state than funds that are more
                           geographically diversified. The economy of Michigan is
                           principally dependent upon three sectors: manufacturing
                           (particularly durable goods, automotive products and office equipment), tourism and agriculture. It, therefore, tends to be more cyclical than some other states and the nation as a whole.
                           Diversification Risk:  As a non-diversified fund, the Fund may invest a greater percentage of its assets in the securities of a single issuer than do other mutual funds, therefore Fund performance can be significantly affected by the performance of one or a small number of issuers.
                           Interest Rate Risk:  The possibility that the value of the
                           Fund's investments will decline due to an increase in interest rates or that the Fund's yield will decrease due to a decrease in interest rates.
Fund Summary, Investment Strategy and Risks
                                  Michigan Tax-Free Fund
                                        continued


                           Credit Risk:  The possibility that a bond issuer cannot make timely interest and principal payments on its bonds. The lower a bond's rating, the greater its credit risk.
                           Prepayment & Call Risk:  If a significant number of the
                           mortgages underlying a mortgage-backed bond are refinanced, the bond may be "prepaid." Call risk is the possibility that, during periods of declining interest rates, a bond issuer will
                           "call" -- or repay -- higher-yielding bonds before their stated
                           maturity date. In both cases, investors receive their
                           principal back and are typically forced to reinvest it in
                           bonds that pay lower interest rates, thus reducing income.
                           Rapid changes in prepayment and call rates can cause bond
                           prices and yields to be volatile.
                           The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you pay.
                           For more information about risks, please see the "Glossary of
                           Investment Risks."

Fund Summary, Investment Strategy and Risks
                                  Michigan Tax-Free Fund
                                        continued


Performance Information

     The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

     This bar chart shows changes in the performance of the Fund's Investment A Shares from year to year. If sales charges had been reflected, its returns would be less than those shown below.*

Performance Bar Chart and Table  (TO COME)





Best Quarter                 %
Worst Quarter                %

*      The performance information above is based on a calendar year.

     This table compares the Fund's average annual total returns for periods ended December 31, 2002, to those of the Lehman Brothers 7-Year Municipal Bond Index. These returns reflect applicable sales charges and assume that Investment B shareholders redeem all of their Fund Shares at the end of the period indicated.

Average Annual Total Returns
(for the periods ended
December 31, 2002)
(TO COME)


                                                                           Since Class
                                             1 Year     5 Years  10 Years   Inception

Michigan Tax-Free Fund(1)--Investment A Shares
(with a 4.75% sales charge)
Returns before taxes                          %         %           %            %*
Returns after taxes on distributions(2)             %          %          %         %*
Returns after taxes on distributions
And sales of Class A Shares(2)                %         %           %             %*
Michigan Tax-Free Fund--Investment B Shares
(with applicable Contingent
Deferred Sales Charge)
Returns before taxes                          %         %           %           %**
Returns after taxes on distributions(2)             %          %          %         %**
Returns after taxes on distributions
And sales of Class A Shares(2)                %         %           %            %**
Lehman Brothers 5-year Municipal Bond Index (3)
Lehman Brothers 7-Year Municipal Bond Index(4)%         %           %           %+


(1) Performance data includes the performance of the FMB Michigan Tax-Free Bond Fund for the period prior to its consolidation with the Huntington Michigan Tax-Free Fund on 4/13/98.

(2) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributios. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

(3) The unmanaged Lehman Brothers 5-Year Municpal Bond Index is comprised of municipal bonds issued after January 1, 1991 with a minimum credit rating of Baa, been issued as part of a deal of at least $50 million, have a maturity value of at least $5 million and a maturity range of 1 to 5 years.

(4)  The unmanaged  Lehman Brothers 7-Year  Municipal Bond Index is comprised of
     intermediate-term,   investment  grade  tax-exempt  bonds  with  maturities
     between 6 and 8 years.

*    Since 12/2/91.
**  Since 5/1/03.
+    Since 12/31/91.

Fund Summary, Investment Strategy and Risks
                                  Michigan Tax-Free Fund
                                        continued

Fees and Expenses

     The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.



Shareholders Fees                                            Investment AInvestment B
(fees paid directly from your investment)                       Shares     Shares

Maximum Sales Charge (Load) Imposed on Purchase
(as a percentage of offering price)*                             4.75%         0%
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)**                             0%       5.00%
Redemption Fee
(as a percentage of amount redeemed, if applicable)***             0%          0%

Annual Fund Operating Expenses                            Investment A  Investment B
(expenses deducted from the Fund's assets)                   Shares        Shares

Investment Advisory Fees                                       0.50%        0.50%
Distribution (12b-1) Fee                                       0.25%        0.75%
Shareholder Service Fee                                        0.25%        0.25%
Other Expenses                                                 0.83%        0.58%
Total Annual Fund Operating Expenses                           1.58%        2.08%


*    This  sales  charge  varies  depending  upon  how  much  you  invest.   See
     "Distribution of the Funds--Sales Charges."

** If you sell Investment A Shares within one year of buying them and you purchased those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Contingent Deferred Sales Charge of 1.00%. See "Distribution of the Funds--Sales Charges."

*** Does not include any wire transfer fees, if applicable. + Expense information has been restated to reflect current fees.

Example

     This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:


                                       1 Year      3 Years     5 Years    10 Years

Investment A Shares                       $628      $950        $1,295     $2,264
Investment B Shares
If you do not sell your shares:           $211      $652        $1,119     $2,283
If you sell your shares at the end
           of the period:                 $711      $952        $1,319     $2,283


Fund Summary, Investment Strategy and Risks
                               Fixed Income Securities Fund
Fund Summary

Investment Goal         To seek to achieve high current income through investment in fixed income securities where the average maturity of the Fund will not exceed 10 years
Investment Focus        U.S. government obligations, corporate debt securities, mortgage backed securities
Principal Investment Strategy Focuses on investment-grade fixed income securities that produce a high level of income
Share Price Volatility  Moderate
Investment Strategy     The Fund seeks to achieve high current income through investment in fixed income securities where the average maturity of the Fund will not exceed 10 years.
                        The Adviser, under normal circumstances, invests at least 80% of the Fund's assets in fixed income securities, principally by investing in a combination of corporate debt, such as bonds, notes and debentures, and obligations issued or guaranteed by the
                        U.S. government, its agencies or instrumentalities. The selection of corporate debt obligations is limited to those: (i) rated in one of the top four categories by a Nationally Recognized
                        Statistical Rating Organization or (ii) not rated, but deemed by the Adviser to be of comparable quality. Securities will be investment grade at the time of purchase.  However, if a security is downgraded below investment grade after the time of purchase, the Adviser will reevaluate the security, but will not be
                        required to sell it.  Within these parameters, the Adviser focuses on securities which offer the highest level of income.
                        For all types of investments, the Adviser considers various economic factors, Federal Reserve policy, interest rate trends, spreads between different types of fixed income securities and the credit quality of existing holdings.
                        In managing the portfolio, the Adviser monitors the Fund's cash flow, maturities and interest payments and tracks a variety of other portfolio security statistics. The Adviser also follows closely new issue and secondary activity in the corporate debt market.
                        Because the Fund refers to fixed income securities in its name, it will notify shareholders at least 60 days in advance of any changes in its investment policies that would enable the Fund to normally invest less than 80% of its net assets in fixed income securities.
                        For more information about the Fund's investment strategies and a more complete description of the securities in which the Fund can invest, please see "Additional Investment Strategies" and
                        "Investment Practices."

Fund Summary, Investment Strategy and Risks
                               Fixed Income Securities Fund
                                        continued

Investor Profile        Investors willing to accept the risk of a moderate amount of fluctuation in the value of their investment for the benefit of a higher total return potential
What are the main risks       Loss of money is a risk of investing in the Fund. In
                        addition, your
of investing in this Fund?    investment in the Fund may be subject to the following
                        principal risks:
                           Interest Rate Risk:  The possibility that the value of the
                           Fund's investments will decline due to an increase in interest rates or that the Fund's yield will decrease due to a decrease in interest rates.
                           Credit Risk:  The possibility that a bond issuer cannot make timely interest and principal payments on its bonds. The lower a bond's rating, the greater its credit risk.
                           Prepayment & Call Risk:  If a significant number of the
                           mortgages underlying a mortgage-backed bond are refinanced, the bond may be "prepaid." Call risk is the possibility that, during periods of declining interest rates, a bond issuer will
                           "call" -- or repay -- higher-yielding bonds before their stated
                           maturity date. In both cases, investors receive their
                           principal back and are typically forced to reinvest it in
                           bonds that pay lower interest rates, thus reducing income.
                           Rapid changes in prepayment and call rates can cause bond
                           prices and yields to be volatile.
                           The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you pay.
                           For more information about risks, please see the "Glossary of
                           Investment Risks."

Fund Summary, Investment Strategy and Risks
                               Fixed Income Securities Fund
                                        continued


Performance Information

     The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

     This bar chart shows changes in the performance of the Fund's Investment A Shares from year to year. If sales charges had been reflected, its returns would be less than those shown below. *

Performance Bar Chart and Table  (TO COME)




Best Quarter:                       %
Worst Quarter:                      %

*      The performance information above is based on a calendar year.

     This table compares the Fund's average annual total returns for periods ended December 31, 2002, to those of the Lehman Brothers Intermediate U.S. Government/Credit Index. These returns reflect applicable sales charges and assume that Investment B shareholders redeem all of their fund shares at the end of the period indicated.

Average Annual Total Returns
(for the periods ended
December 31, 2002)
(TO COME)


                                                                            Since
                                          1 Year     5 Years  10 Years    Inception

Fixed Income Securities Fund--Investment A Shares
(with a 4.75% sales charge)
Returns before taxes                          %         %           %          %*
Returns after taxes on distributions(1)       %          %          %          %*
Returns after taxes on distributions
And sales of Class A Shares(1)                %         %           %          %*
Fixed Income Securities Fund--Investment B Shares**
(with applicable Contingent Deferred Sales Charge)
Returns before taxes                          %         %           %          %
Returns after taxes on distributions(1)       %          %          %          %
Returns after taxes on distributions
And sales of Class A Shares(1)                %         %           %          %
Lehman Brothers Government/Credit Bond Index(2) %       %           %          %+


(1) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributios. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

(2) The unmanaged Lehman Brothers Government/Credit Bond Index is comprised all bonds that are investment grade Baa or higher by Moody's or BBB or higher by S&P, if unrated by Moody's. Issues must have at least one year to maturity.

*    Since 5/1/91.

** Prior to 5/1/00 (the inception date for Investment B Shares), performance for Investment B Shares is based on the performance of Investment A Shares (and Trust Shares), adjusted for the Investment B Shares 12b-1 fees and CDSC.

+      Since 5/31/91.


Fund Summary, Investment Strategy and Risks
                               Fixed Income Securities Fund
                                        continued

Fees and Expenses

     The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

Shareholder Fee                                      Investment A    Investment B
(fees paid directly from your investment)               Shares          Shares

Maximum Sales Charge (Load) Imposed on Purchase
(as a percentage of offering price)*                     4.75%              0%
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)**                      0%           5.00%
Redemption Fee
(as a percentage of amount redeemed, if applicable)***      0%              0%

Annual Fund Operating Expenses                       Investment A    Investment B
(expenses deducted from the Fund's assets)              Shares          Shares

Investment Advisory Fees                                 0.50%           0.50%
Distribution (12b-1) Fee                                 0.25%           0.75%
Shareholder Service Fee                                  0.25%           0.25%
Other Expenses                                           0.58%           0.32%
Total Annual Fund Operating Expenses                     1.33%           1.82%

*    This  sales  charge  varies  depending  upon  how  much  you  invest.   See
     "Distribution of the Funds--Sales Charges."

** If you sell Investment A Shares within one year of buying them and you purchased those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Contingent Deferred Sales Charge of 1.00%. See "Distribution of the Funds--Sales Charges."

***  Does not include any wire transfer fees, if applicable.

Example

     This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                               1 Year   3 Years  5 Years   10 Years

Investment A Shares                             $604     $876   $1,169     $2,000
Investment B Shares
If you do not sell your shares:                 $185     $573     $985     $2,009
If you sell your shares at the end of the period:$685    $873   $1,185     $2,009





Fund Summary, Investment Strategy and Risks
                           Intermediate Government Income Fund

Fund Summary
Investment Goal         To seek to provide investors with a high level of current income
Investment Focus        U.S. government obligations, mortgage backed securities
Principal Investment Strategy Focuses on U.S. government obligations and mortgage-related securities with maturities between three and ten years that produce a high level of income
Share Price Volatility  Low to Moderate
Investment Strategy     The Fund seeks to provide investors with a high level of current income.
                        The Adviser invests primarily in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities
                        including mortgage-related securities. The Adviser, under normal circumstances, invests at least 80% of the Fund's assets in U.S.
                        government securities. The Fund will maintain a dollar-weighted average maturity of not less than three nor more than ten years.
                        Within this range, the Adviser focuses on securities which offer the highest level of income. In general, in order to reduce volatility during periods of interest rate fluctuation, the
                        Adviser invests in securities with a wide range of intermediate maturities. For all types of investments, the Adviser considers various economic factors, Federal Reserve policy, interest rate trends and spreads between different types of fixed income securities.
                        In managing the portfolio, the Adviser monitors the Fund's cash flow, maturities and interest payments and tracks a variety of other portfolio security statistics.
                        Mortgage-related securities are securities, including derivative mortgage securities such as CMOs, whose income is generated by payments of principal and interest on pools of mortgage loans.
                        Because the Fund refers to U.S. government securities in its name, it will notify shareholders at least 60 days in advance of any changes in its investment policies that would enable the Fund to normally invest less than 80% of its net assets in U.S.
                        government securities.
                        For more information about the Fund's investment strategies and a more complete description of the securities in which the Fund can invest, please see "Additional Investment Strategies" and
                        "Investment Practices."

Fund Summary, Investment Strategy and Risks

                           Intermediate Government Income Fund
                                        continued

Investor Profile        Investors willing to accept the risk of a low to moderate amount of fluctuation in the value of their investment for the benefit of a higher total return
What are the main risks of    Loss of money is a risk of investing in the Fund. In
                        addition, your
investing in this Fund? investment in the Fund may be subject to the following principal risks:
                           Interest Rate Risk:  The possibility that the value of the
                           Fund's investments will decline due to an increase in interest rates or that the Fund's yield will decrease due to a decrease in interest rates.
                           Prepayment & Call Risk:  If a significant number of the
                           mortgages underlying a mortgage-backed bond are refinanced, the bond may be "prepaid." Call risk is the possibility that, during periods of declining interest rates, a bond issuer will
                           "call" -- or repay -- higher-yielding bonds before their stated
                           maturity date. In both cases, investors receive their
                           principal back and are typically forced to reinvest it in
                           bonds that pay lower interest rates, thus reducing income.
                           Rapid changes in prepayment and call rates can cause bond
                           prices and yields to be volatile.
                           Reinvestment Risk:  As prepayment increases as a result of lower interest rates, the proceeds from maturing
                           mortgage-related securities will be reinvested at lower
                           interest rates, thus reducing income.
                           Extension Risk:  As interest rates rise, mortgage-related
                           securities tend to mature later, thus effectively converting shorter-term securities into more volatile long-term
                           securities. This will also affect the Adviser's ability to manage the average life of the Fund.
                           The above risks are more pronounced with respect to derivative mortgage securities and can result in reduced liquidity. The principal derivative mortgage securities in which the Fund invests are CMOs.
                           The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you pay.
                           For more information about risks, please see the "Glossary of
                           Investment Risks."

Fund Summary, Investment Strategy and Risks
                           Intermediate Government Income Fund
                                        continued


Performance Information

     The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

     This bar chart shows changes in the performance of the Fund's Investment A Shares from year to year. If sales charges had been reflected, its returns would be less than those shown below.*

Performance Bar Chart and Table  (TO COME)



Best Quarter                 %
Worst Quarter                %

*      The performance information above is based on a calendar year.

     This table compares the Fund's average annual total returns for periods ended December 31, 2002, to those of the Lehman Brothers Intermediate Government/Credit Index. These returns reflect applicable sales charges and assume that Investment B shareholders redeem all of their Fund Shares at the end of the period indicated.

Average Annual Total Returns
(for the periods ended
December 31, 2002)
(TO COME)


                                                                         Since Class
                                                  1 Year       5 Years    Inception

Intermediate Government Income Fund(1)--
Investment A Shares
(with a 4.75% sales charge)
Returns before taxes                                    %          %         %*
Returns after taxes on distributions(1)                 %          %         %*
Returns after taxes on distributions
And sales of Class A Shares(1)                          %          %         %*
Intermediate Government Income Fund--
Investment B Shares
(with applicable Contingent Deferred Sales Charge)
Returns before taxes                                    %          %         %**
Returns after taxes on distributions(1)                 %          %         %**
Returns after taxes on distributions
And sales of Class A Shares(1)                          %          %         %**
Lehman Brothers Intermediate Government/
Credit Index(3)                                         %          %          %+


(1) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributios. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

(2)  Performance   data  includes  the  performance  of  the  FMB   Intermediate
     Government Income Fund for the period prior to its consolidation with the Huntington Intermediate Government Income Fund on 4/13/98.

(3)  The  unmanaged  Lehman  Brothers  Intermediate  Government/Credit  Index is
     comprised  of  government  and  corporate   fixed-rate   debt  issues  with
     maturities between one and ten years.

*    Since 12/2/91.
**  Since 5/1/03.
+    Since 12/31/91.

Fund Summary, Investment Strategy and Risks
                           Intermediate Government Income Fund
                                        continued
Fees and Expenses

     The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

Shareholder Fee                                    Investment A    Investment B
(fees paid directly from your investment)               Shares          Shares

Maximum Sales Charge (Load) Imposed on Purchase
(as a percentage of offering price)*                     4.75%              0%
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)**                      0%           5.00%
Redemption Fee
(as a percentage of amount redeemed, if applicable)***      0%              0%

Annual Fund Operating Expenses                     Investment A    Investment B
(expenses deducted from the Fund's assets)              Shares+         Shares

Investment Advisory Fees                                 0.50%           0.50%
Distribution (12b-1) Fee                                 0.25%           0.75%
Shareholder Service Fee                                  0.25%           0.25%
Other Expenses                                           0.60%           0.35%
Total Annual Fund Operating Expenses                     1.35%           1.85%

*    This  sales  charge  varies  depending  upon  how  much  you  invest.   See
     "Distribution of the Funds--Sales Charges."

** If you sell Investment A Shares within one year of buying them and you purchased those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Contingent Deferred Sales Charge of 1.00%. See "Distribution of the Funds--Sales Charges."

***  Does not include any wire transfer fees, if applicable.

Example

     This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                               1 Year   3 Years  5 Years   10 Years

Investment A Shares                             $606     $882   $1,179     $2,022
Investment B Shares
If you do not sell your shares:                 $188     $582   $1,001     $2,039
If you sell your shares at the end of the period:$688    $882   $1,201     $2,039






Fund Summary, Investment Strategy and Risks
                           Short/Intermediate Fixed Income Securities Fund


Fund Summary
Investment Goal         To seek to achieve current income through investment in fixed income securities with a maximum maturity or average life for individual issues of 5 years or less at the time of purchase and a dollar-weighted average portfolio maturity of more than 2 but less than 5 years
Investment Focus        U.S. Government obligations and investment-grade corporate debt securities
Principal Investment Strategy Focuses on fixed income securities with maturities of less than 5 years that produce a high level of income.
Share Price Volatility  Low to Moderate
Investor Profile        Investors willing to accept the risk of a low to moderate amount fluctuation of their investment for the benefit of a higher total return
Investment Strategy     The Fund seeks to achieve current income through investment in fixed income securities with a maximum maturity or average life for individual issues of 5 years or less at the time of purchase and a dollar-weighted average portfolio maturity of more than 2 but less than 5 years.
                        The Adviser invests primarily in corporate debt and U.S.
                        Government securities. The selection of corporate debt
                        obligations is limited to those: (i) rated in one of the top four categories by a Nationally Recognized Statistical Rating
                        Organization or (ii) not rated, but deemed by the Adviser to be of comparable quality. Securities will be investment grade at the time of purchase.  However, if a security is downgraded below investment grade after the time of purchase, the Adviser will reevaluate the security, but will not be required to sell it.For all types of investments, the Adviser considers various economic factors, Federal Reserve policy, interest rate trends, spreads between different types of fixed income securities and the credit quality of existing holdings.
                        In managing the portfolio, the Adviser monitors the Fund's cash flow, maturities and interest payments and tracks a variety of other portfolio security statistics. The Adviser also follows closely new issue and secondary activity in the corporate debt market.
                        For more information about the Fund's investment strategies and a more complete description of the securities in which the Fund can invest, please see "Additional Investment Strategies" and
                        "Investment Practices."

Fund Summary, Investment Strategy and Risks
                           Short/Intermediate Fixed Income Securities Fund
                                        continued


What are the main risks of    Loss of money is a risk of investing in the Fund. In
                        addition, your
investing in this Fund? investment in the Fund may be subject to the following principal risks:
                           Interest Rate Risk:  The possibility that the value of the
                           Fund's investments will decline due to an increase in interest rates or that the Fund's yield will decrease due to a decrease in interest rates.
                           Credit Risk:  The possibility that a bond issuer cannot make timely interest and principal payments on its bonds. The lower a bond's rating, the greater its credit risk.
                           The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you pay.
                           For more information about risks, please see the "Glossary of
                           Investment Risks."

Fund Summary, Investment Strategy and Risks
                           Short/Intermediate Fixed Income Securities Fund
                                        continued


Performance Information

     The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. This bar chart shows changes in the performance of the Fund's Trust Shares from year to year. If sales charges had been reflected, its returns would be less than those shown below.*

Performance Bar Chart and Table  (TO COME)

*    The performance information above is based on a calendar year.

Best Quarter
Worst Quarter

     This table compares the Fund's average annual total returns for periods ended 12/31/02, to those of the Merrill Lynch 1-5 Year Government/Credit Index.

     Average  Annual Total Returns (for the periods ended December 31, 2002) (TO
COME)



                                                                           Since
                                                                           Class
                                           1 Year    5 Years    10 Years   Inception
Short/Intermediate Fixed Income Securities
Fund -- Investment A Shares
Returns before taxes                           %     %          %          %*
Returns after taxes on distributions(1)        %     %          %          %*
Returns after taxes on distributions and       %     %          %          %*
sales
Of Class A Shares(1)
Short/Intermediate Fixed Income Securities
Fund -- Investment B Shares
Returns before taxes                           %     %          %          %**
Returns after taxes on distributions(1)        %     %          %          %**
Returns after taxes on distributions and       %     %          %          %**
sales
Of Class A Shares(1)
Merrill Lynch 1-5 Year Government/Credit       %     %          %          %+
Index(2)


(1) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(K) plans.

(2) The unmanaged Merrill Lynch 1-5 Year Government/Credit Index is an index trading short-term U.S. government securities and short-term domestic investment-grade corporate bonds with maturities between 1 and 2.99 years.

* The performance for Investment A Shares is based on the performance of Trust Shares, adjusted for the sales charges, fees and expenses imposed on Investment A Shares.

** The performance for Investment B Shares is based on the performance of Trust Shares, adjusted for the sales charges, fees and expenses imposed on Investment B Shares.

+    Since 7/31/89.

Fund Summary, Investment Strategy and Risks
                     Short/Intermediate Fixed Income Securities Fund
                                        continued

Fees and Expenses

Fees and Expenses

     The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

Shareholder Fee                                    Investment A    Investment B
(fees paid directly from your investment)               Shares          Shares

Maximum Sales Charge (Load) Imposed on Purchase
(as a percentage of offering price)*                     4.75%              0%
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)**                      0%           5.00%
Redemption Fee
(as a percentage of amount redeemed, if applicable)***      0%              0%

Annual Fund Operating Expenses                     Investment A    Investment B
(expenses deducted from the Fund's assets)              Shares+         Shares

Investment Advisory Fees                                     %               %
Distribution (12b-1) Fee                                 0.25%           0.75%
Shareholder Service Fee                                  0.25%           0.25%
Other Expenses                                               %               %
Total Annual Fund Operating Expenses                         %               %

*    This  sales  charge  varies  depending  upon  how  much  you  invest.   See
     "Distribution of the Funds--Sales Charges."

** If you sell Investment A Shares within one year of buying them and you purchased those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Contingent Deferred Sales Charge of 1.00%. See "Distribution of the Funds--Sales Charges."

***  Does not include any wire transfer fees, if applicable.

Example

     This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                             1 Year   3 Years  5 Years 10 Years

Investment A Shares                                $        $        $        $
Investment B Shares
If you do not sell your shares:                    $        $        $        $
If you sell your shares at the end of the period:  $        $        $        $



Shareholder Information

     Before you invest, we encourage you to carefully read the Fund profiles included in this Prospectus and consider which Funds are appropriate for your particular financial situation, risk tolerance and goals. As always, your financial representative can provide you with valuable assistance in making this decision. He or she can also help you choose which of the Fund share classes we offer is right for you.

Choosing a Share Class

     The Trust offers different classes of Fund Shares, each of which has different expenses and other characteristics. Two classes of Fund Shares--Investment A and Investment B--are offered in this Prospectus. To choose the one that is best suited to your needs and goals, consider the amount of money you want to invest, how long you expect to invest it and whether you plan to make additional investments. The following are some of the main differences between Investment A and Investment B Shares:

Investment A

o    Front-end sales charges, as described below under "Sales Charges."

o    Distribution (12b-1) fees of 0.25% of a Fund's average daily net assets.

o A non-Rule 12b-1 shareholder servicing fee of 0.25% of a Fund's average daily net assets.

Investment B

o    No front-end sales charge.

o Distribution (12b-1) fees of 0.75% of a Fund's average daily net assets. A non Rule 12b-1 shareholder servicing fee of a Fund's average daily net assets.

o    A contingent deferred sales charge, as described below.

o Automatic conversion to Investment A Shares after eight years, thus reducing future annual expenses.

     For the actual past expenses of each share class, see the individual Fund profiles earlier in this Prospectus.

     Because 12b-1 fees are paid on an ongoing basis, Investment B shareholders could end up paying more expenses over the long term than if they had paid a sales charge on their initial investment.

     The Funds also offer Trust Shares and the Money Market Fund offers Interfund Shares, which have their own expense structures. Trust Shares are available only to fiduciary, advisory, agency and other similar clients of The Huntington National Bank and its affiliates or correspondent banks. Interfund Shares are available only for purchase by the Huntington Equity Funds and the Huntington Income Funds.

     For purchases of $1 million or greater, the sales charge for Investment A Shares is waived. As a result, if you are making an initial investment of $1 million or more, the lower operating expenses of Investment A Shares may make them a better choice for you than Investment B Shares.


                           Distribution of the Funds

     Edgewood Services, Inc., whose address is 5800 Corporate Drive, Pittsburgh, PA 15237, serves as the Distributor of the Funds offered by this Prospectus.

     In connection with the sale of Investment A Shares, the Distributor collects the applicable sales charge and, if the sale is made through a registered broker-dealer, generally pays the selling broker-dealer up to 90% of that amount. The Distributor retains any portion not paid to a broker-dealer. The Distributor also collects any applicable contingent deferred sales charges in connection with the redemption of Investment B Shares and retains the amounts collected. The Distributor uses these funds to pay banks, including The Huntington National Bank and its affiliates, for providing sales and/or administrative services on behalf of its customers who purchase Investment A Shares or Investment B Shares.

     The Distributor may, from time to time in its sole discretion, institute one or more promotional incentive programs for dealers, which will be paid for by the Distributor from any sales charge it receives or from any other source available to it. Under any such program, the Distributor may provide cash or non-cash compensation as recognition for past sales or encouragement for future sales that may include the following: merchandise, travel expenses, prizes, meals, and lodgings, and gifts that do not exceed $100 per year, per individual.


                           Distribution Plan (12b-1 Fees)

     Edgewood Services Inc. (Distributor), serves as the Funds' distributor and markets the Shares described in this Prospectus to institutions or to individuals, directly or through investment professionals. When the Distributor receives marketing fees and sales charges, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. and is not affiliated with the Adviser. Consistent with Rule 12b-1 under the Investment Company Act of 1940, the Trust has adopted a Distribution Plan which permits the Trust to pay brokers, dealers and other financial institutions distribution and/or administrative services fees (12b-1 fees) in connection with the sale and distribution of Investment A Shares and Investment B Shares and the provision of shareholder services to such classes of shareholders. Because these fees are paid out of a Fund's assets on an ongoing basis, over time they will increase the cost of your investment and may cost you more than other types of sales charges.

     For each of the Funds offered by this Prospectus, the maximum 12b-1 fee is 0.25% of the applicable Funds Investment A Shares average daily net assets and 0.75% of the applicable Fund's Investment B Shares average daily net assets. For Investment A Shares, fees are accrued daily, payable quarterly and calculated on an annual basis. For Investment B Shares, fees are accrued daily, payable monthly and calculated on an annual basis.

     Investment A Shares and Investment B Shares are also subject to a non-Rule 12b-1 shareholder servicing fee of 0.25% of the Fund's average daily net assets.

                           Sales Charges

     Purchases of Investment A Shares of any of the Funds are subject to front-end sales charges.

Investment A Shares Sales Charges and Quantity Discounts
  Equity Funds (except Rotating Markets Fund)
                        Sales Charge as a   Sales Charge as a
                        Percentage of       Percentage of
Amount of Transaction   Public Offering     Net Amount
                        Price               Invested
$0-$49,999               5.75%              6.10%
$50,000-$99,999          4.75%               4.99%
$100,000-$249,999        4.00%               4.17%
$250,000-$499,999        3.50%               3.63%
$500,000-$749,999        2.95%               3.04%
$750,000-$1,000,000      2.20%               2.25%
Over $1,000,000          0.00%*              0.00%*
  Rotating Markets Fund
                        Sales Charge as a   Sales Charge as a
                        Percentage of       Percentage of
Amount of Transaction   Public Offering     Net Amount
                        Price               Invested
Under $100,000           1.50%               1.52%
Over $100,000            0.00%*              0.00%*
  Income Funds
                        Sales Charge as     Sales Charge as a
                        a                   Percentage of
                        Percentage of
Amount of Transaction   Public Offering     Net Amount
                        Price               Invested
$0-$49,999               4.75%               4.99%
$50,000-$99,999          3.75%               3.90%
$100,000-$249,999        3.00%               3.09%
$250,000-$499,999        2.50%               2.56%
$500,000-$749,999       2.00%               2.04%
$750,000-$1,000,000     1.75%               1.78%
Over $1,000,000         0.00%*              0.00%*

  Money Market Funds
No Sales Charges Apply


--------------------------------------------------------------------------------

* Redemptions of these shares within one year of the date of purchase will be subject to a contingent deferred sales charge of 1.00%.

     Quantity discounts and other reductions may also apply in certain special situations described below. If you think you qualify, please call the Trust at
(800) 253-0412. The Distributor will reduce or eliminate the sales charge, as applicable, once it confirms your qualification.

No sales charges will apply to purchases of Investment A Shares made:

o    Through  the  automatic   reinvestment   of  dividends  and  capital  gains
     distributions

o By current Trustees and officers of the Trust, their spouses and immediate family members

o By current officers, directors and employees of Huntington Bancshares Incorporated (HBI) or its subsidiaries, their spouses and immediate family members

o By retired officers and employees of HBI or its subsidiaries and their spouses

o By participants in certain financial services programs offered by HBI subsidiaries

o By members of certain affinity groups which have entered into arrangements with the Adviser or the Distributor

o By investors who have sold shares of a Huntington Equity or Income Fund within the last 30 days (not available more than once)

     Reduced sales charges on Investment A Shares (based on the quantity discounts noted above) will apply to purchases made:

o By investors whose multiple investments over time in the same Fund total an amount subject to a quantity discount

o By investors whose investment in a Fund, plus investments by their spouse and children under 21 made at the same time, total an amount subject to a quantity discount

o By investors who sign a letter of intent to invest at least $100,000 in the Rotating Markets Fund, or $50,000 in the other Equity or Income Funds within a 13-month period

o By investors whose investments in multiple Funds at the same time total an amount subject to a quantity discount

o By trustees or fiduciaries whose investments on behalf of a single trust estate or fiduciary account total an amount subject to a quantity discount

     More information about these reductions is provided in the Statement of Additional Information.


                           Contingent Deferred Sales Charges

     Purchases of Investment B Shares are not subject to any front-end sales charges; however, we will assess a contingent deferred sales charge (CDSC) when you redeem Investment B Shares, based on the amount of time you have held those shares as follows:

Year of Redemption
(based on purchase date)   All Funds
Year 1                     5.00%
Year 2                     4.00%
Year 3                     3.00%
Year 4                     3.00%
Year 5                     2.00%
Year 6                     1.00%
Year 7 or later            0.00%

     For each redemption, we will first redeem shares which are not subject to CDSCs, if any, and then shares which you have held for the longest period of time. The applicable CDSC will then be charged on the lesser of current market value and the original cost of the Investment B Shares being redeemed.

No CDSC will apply to redemptions of shares:

o    Acquired through dividend or capital gains reinvestments

o    Redeemed  in  order  to  meet  Internal   Revenue  Code  minimum   required
     distributions from Individual Retirement Accounts (IRAs) redeemed following the death of the shareholder in whose name such shares are held

o Upon the death of the last surviving shareholder of the account. The beneficiary on an account with a Transfer on Death registration is deemed the last surviving shareholder of the account.

o Withdrawn under the Fund's systematic withdrawal plan but limited to 10% annually of the initial value of the account.

     Purchasing Shares You may purchase Investment A Shares or Investment B Shares of the Money Market Funds offered by this Prospectus on any business day when the Federal Reserve Bank, the New York Stock Exchange (NYSE) and the principal bond markets (as recommended by the Bond Market Association) are open, and as discussed below. You may purchase Investment A Shares or Investment B Shares of all other Funds offered by this Prospectus on any business day when both the Federal Reserve Bank and the NYSE are open. In connection with the sale of a Fund's Investment A Shares or Investment B Shares, the Distributor may from time to time offer certain items of nominal value to any shareholder.

What Shares Cost

  Money Market Funds

     The offering price of an Investment A Share is its net asset value (determined after the order is considered received), plus any applicable sales charge. The offering price of an Investment B Share is simply its net asset value (determined after the order is considered received). The Trust calculates the net asset value per share for each Money Market Fund offered in this Prospectus twice a day, as follows: at 10:30 a.m. Eastern Time for the Ohio Municipal Money Market Fund and the Florida Tax-Free Money Fund and at 1:00 p.m. Eastern Time for the Money Market Fund and the U.S. Treasury Money Market Fund and as of the close of regular trading (normally, 4:00 p.m. Eastern Time) on the NYSE for each Money Market Fund, on each day that the Exchange is open.

     In addition, the Money Market Funds reserve the right to allow the purchase, redemption, and exchange of shares on any other day on which regular trading in money market instruments is taking place. On any day that the bond markets close early, such as days in advance of holidays or in the event of any emergency, the Money Market Funds reserve the right to advance the time net asset value is determined and by which purchase, redemption, and exchange orders must be received on that day, to the time of such closing. Please call the Trust at (800) 253-0412, if you have any questions about purchasing shares. The Trust attempts to stabilize the net asset value per share for each of the Money Market Funds at $1.00 per share by valuing its portfolio securities using the amortized cost method. These valuation methods are more fully described in the Trust's Statement of Additional Information. Your order for purchase is priced at the next net asset value calculated after your order is received. With regard to investments in the Money Market Fund or the U.S. Treasury Money Market Fund, you will begin earning dividends on the day your order is received if the Trust receives payment in federal funds before 1:00 p.m. (Eastern Time). The applicable cut-off time for the Ohio Municipal Money Market Fund and the Florida Tax-Free Money Fund is 10:30 a.m. (Eastern Time). Investments in the money market funds made by check, ACH or SIP are considered received when the payment is converted to federal funds (normally the next business day). All Other Funds The offering price of an Investment A Share is its net asset value (determined after the order is considered received), plus any applicable sales charge. The offering price of an Investment B Share is simply its net asset value (determined after the order is considered received). The Trust calculates the net asset value per share for each Fund (other than the Money Market Funds) offered in this Prospectus as of the close of regular trading on the NYSE (normally, 4:00 p.m. Eastern Time) on each day that the NYSE is open. The Trust calculates net asset value for each of the Funds (other than the Money Market Funds) offered by this Prospectus by valuing securities held based on market value. These valuation methods are more fully described in the Trust's Statement of Additional Information. Your order for purchase is priced at the next net asset value calculated after your order is received. In order to purchase
Investment A Shares or Investment B Shares of a Fund (other than the Money Market Funds) on a particular day, the Trust must receive payment before 4:00 p.m. (Eastern Time) that day.

Additional Information

     Orders placed through an intermediary, such as your Huntington Personal Banker or The Huntington Investment Company, must be received and transmitted to the Trust before the applicable cut-off time in order for shares to be purchased that day. It is the intermediary's responsibility to transmit orders promptly, however, you should allow sufficient time for orderly processing and transmission. The Trust reserves the right to suspend the sale of shares of any of the Funds temporarily and the right to refuse any order to purchase shares of any of the Funds. If the Trust receives insufficient payment for a purchase, it will cancel the purchase and may charge you a fee. In addition, you will be liable for any losses incurred by the Trust in connection with the transaction.

Investment B Shares Conversion Feature

     Once you hold Investment B Shares for eight years, they will automatically convert tax-free into Investment A Shares of the same Fund. After the conversion, you will have the same dollar value investment, although you may have more or less shares due to differences in the net asset values of Investment A Shares and Investment B Shares. Investment A Shares carry lower distribution (12b-1) fees than Investment B Shares. Although Investment A Shares also carry a front-end sales charge, you will not incur any sales charges upon conversion.

How to Buy Investment A Shares or Investment B Shares
1.    Minimum investment requirements:
   o $1,000 for initial investments outside the Systematic Investment Program
   o $50 for initial investments through the Systematic Investment Program
   o $50 for subsequent investments
2.    Call
   o Huntington Funds at (800) 253-0412
   o The Huntington Investment Company at (800) 322-4600
   o Your Huntington Personal Banker
3.    Make payment
   o By check payable to the applicable Fund and Share class
    (e.g. Huntington Dividend Capture Fund-- Investment B Shares) to:
     Huntington Funds
     P.O. Box 6110
     Indianapolis, IN 46206-6110

     Note: Checks must be made payable to the Huntington Funds. Third party checks will not be accepted.

(The Trust will treat your order as having been received once the Trust receives your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Trust, or the Trust's transfer agent.)

      OR

   o By Federal funds wire to:
     Huntington National Bank NA
     ABA #044000024
     Huntington Funds
     Account #01892195216
     Shareholder Name
     Shareholder Account Number

     (The Trust will treat your order as having been received immediately upon receipt by the Trust's transfer agent)

      OR

o By check or Federal funds wire, through your Huntington Investment Representative, which is processed by National Financial Services LLC according to its policies and procedures

o    Through the Systematic Investment Program (Once you become a participant in
     the  Systematic   Investment   Program,   your  investments  will  be  made
     automatically at your requested intervals)

Other methods of acceptable payment are discussed in the Statement of Additional Information.

Systematic Investment Program

     You may invest on a regular basis in Investment A Shares or Investment B Shares of one or more Funds offered by this Prospectus through the Systematic Investment Program. To participate, you must open an account with the Trust by calling (800) 253-0412, The Huntington Investment Company, or your Personal Banker, request and complete an application, and invest at least $50 at periodic intervals.*

* Minimum investment requirements may be different for Huntington Investment Company accounts.

     Once you have signed up for the Systematic Investment Program, the Trust will automatically withdraw money from your bank account and invest it, subject to any applicable sales charges, in Investment A Shares or Investment B Shares of the Fund or Funds you specify. Purchases of Investment A Shares through the Systematic Investment Program will be assessed the applicable sales charge. Your participation in the Systematic Investment Program may be canceled if you do not maintain sufficient funds in your bank account to pay for your investment.


                           Exchanging Shares
  Money Market Funds

     On any business day when the Federal Reserve Bank, the NYSE, and the principal bond markets are open, you may exchange shares of any Fund for the same class of shares of any other Fund offering such shares and as discussed under "What Shares Cost -- Money Market Funds."

  All Other Funds

     On any business day when both the Federal Reserve Bank and the NYSE are open, you may exchange Shares of all other Funds for the same class of Shares of any other Huntington Fund offering such Shares.

  Additional Information

     In order to exchange shares of a Fund on a particular day, the Trust must receive your request before 4:00 p.m. (Eastern Time) that day. The information in this Prospectus refers only to the Funds offered herein. Please refer to the Prospectus that corresponds to the Fund you are exchanging.

     The Trust may terminate or modify the exchange privilege at any time. In the case of termination or material changes other than the elimination of applicable sales charges, you will be given 60 days' prior notice.

     An exchange is treated as a sale for federal income tax purposes and, depending on the circumstances, you may realize a short or long-term capital gain or loss. In addition, if you exchange shares of a Fund that imposes a sales charge into another Fund that imposes such a charge, there may be special tax consequences.

     The Statement of Additional Information contains more information about exchanges.

Exchanging Investment A Shares

     For Investment A Shares, the Trust makes exchanges at net asset value (determined after the order is considered received), plus any applicable sales charges.

  Exchange
  Out Of              Exchange Into           Sales Charge
  Any Money           Any Money Market        NO
  Market Fund         Fund
  Any Money           Any Equity or           YES--See
  Market Fund         Income Fund             "Sales
                                              Charges"
  Any Income or       Any Money Market,       NO
  Equity Fund         Equity
                      or Income Fund
Exchanging Investment B Shares

     For Investment B Shares, the Trust makes exchanges at net asset value (determined after the order is considered received) without any contingent deferred sales charge.

     Once you make an exchange, the Trust carries over the holding period of your exchanged Investment B Shares to your new Investment B Shares for purposes of calculating any CDSC upon redemption.

How to Exchange Shares

1.    Satisfy the minimum account balance requirements

o You must maintain the required minimum account balance in the Fund out of which you are exchanging shares.

2. Call (You must have completed the appropriate section on your account application)
   o Huntington Funds at (800) 253-0412
   o The Huntington Investment Company at (800) 322-4600
   o Your Huntington Personal Banker
     OR
  Write
   o Huntington Funds
     P.O. Box 6110
     Indianapolis, IN 46206-6110
3.    Provide the required information
   o Name of the Fund from which you wish to make the exchange (exchange OUT OF)
   o Specify the Investment A Shares or Investment B Shares class
   o Your account number
   o The name and address on your account
   o The dollar amount or number of shares to be exchanged
   o Name of the Fund into which you wish to make the exchange
     (exchange INTO)--(Make sure this Fund offers the applicable class of shares)
   o Your signature (for written requests)
     (For corporations, executors, administrators, trustees and guardians, and in certain other special circumstances, telephone exchanges will not be available and you will need a signature guarantee in order to make an exchange)

                           Redeeming Shares
  Money Market Funds

     You may redeem Investment A Shares or Investment B Shares of the Funds offered by this Prospectus on any business day when the Federal Reserve Bank, the NYSE and the principal bond markets are open, and, for the Money Market Funds, as discussed under "What Shares Cost -- Money Market Funds."

  All Other Funds

     You may redeem Investment A or Investment B Shares of all other Funds offered by this Prospectus on any business day when both the Federal Reserve Bank and the NYSE are open.

  Additional Information

     The price at which the Trust will redeem an Investment A Share will be its net asset value (determined after the order is considered received). The price at which the Trust will redeem an Investment B Share will be its net asset value (determined after the order is considered received), less any applicable contingent deferred sales charge (CDSC). All Funds offering Investment B Shares, including the Money Market Fund, are subject to CDSCs.

     The Trust calculates the net asset value per share for each Fund offered by this Prospectus as of the close of business of the NYSE (generally 4:00 p.m. Eastern Time). For each Money Market Fund, the Trust calculates net asset value twice a day. See "Purchasing Shares--What Shares Cost."

     In order to redeem Investment A or Investment B Shares on a particular day, the Trust must receive your request before 4:00 p.m. (Eastern Time) for each of the Funds offered through this Prospectus.

     For Money Market Fund shareholders who request redemptions prior to 1:00 p.m. (Eastern Time) for the Money Market Fund and the U.S. Treasury Money Market Fund and prior to 10:30 a.m. (Eastern Time) for the Ohio Municipal Money Market Fund and the Florida Tax-Free Money Fund, usually the proceeds will be wired on the same day or a check will be mailed on the following business day. For Money Market Fund shareholders who request redemptions after the cut-off times mentioned above and for shareholders of the Bond Funds or Equity Funds, usually proceeds will be wired or a check will be mailed the following business day after net asset value is next determined. Redemption requests made through The Huntington Investment Company or a Huntington Personal Banker will be promptly submitted to the Trust. Proceeds are wired to an account previously designated in writing by the shareholder at any domestic commercial bank which is a member of the Federal Reserve System. Proceeds to be paid by check are sent to the shareholder's address of record.

     To the extent permitted by federal securities laws, the Trust reserves the right to suspend the redemption of shares of any of the Funds temporarily under extraordinary market conditions such as market closures or suspension of trading by the Securities and Exchange Commission. The Trust also reserves the right to postpone payment for more than seven days where payment for shares to be redeemed has not yet cleared.

     The Trust may terminate or modify the methods of redemption at any time. In such case, you will be promptly notified.

Redemption of Accounts with Balances Under $1,000

     Due to the high cost of maintaining accounts with low balances, if your account balance in any one Fund falls below $1,000, the Trust may choose to redeem those shares, subject to any applicable CDSCs, and close that account without your consent. The Trust will not close any account which is held through a retirement plan or any account whose value falls below $1,000 as a result of changes in a Fund's net asset value. If the Trust plans to close your account, it will notify you and provide you with 30 days to add to your account balance.

How to Redeem Investment A Shares or Investment B Shares
1. Call (You must have completed the appropriate section on your account application)
   o Huntington Funds at (800) 253-0412;
   o The Huntington Investment Company at (800) 322-4600; or
   o Your Huntington Personal Banker
     OR
  Write
   o Huntington Funds
     P.O. Box 6110
     Indianapolis, IN 46206-6110
     OR
  Write a Check (Investment A Shares of the Money Market Funds Only)
   o In an amount of at least $250 from your applicable Money Market Fund checking account (You may not use a check to close an account.)
2.    Provide the required information
   o The name of the Fund from which you wish to redeem shares
   o Specify the Investment A Shares or Investment B Shares class
   o Your account number
   o The name and address on your account
   o Your bank's wire transfer information (for wire transfers)
   o The dollar amount or number of shares you wish to redeem
   o Your signature (for written requests)

     (If you request a redemption of over $50,000, request any redemption to be sent to an address other than the address on record with the Trust or request any redemption to be paid to a person or persons other than the shareholder(s) of record, you will need a signature guarantee in order to redeem)

     Note: Proceeds from the redemption of Shares purchased by check, ACH, or SIP will be delayed until the purchase has cleared, which may take up to ten business days.

Systematic Withdrawal Program

     You may choose to receive periodic payments from redemptions of Investment A Shares or Investment B Shares, subject to any applicable CDSCs, of one or more Funds you hold through the Systematic Withdrawal Program. To participate, you must have an account balance with the Trust of at least $10,000. Once you have signed up for the Systematic Withdrawal Program by calling the Trust, The
Huntington Investment Company or your Personal Banker, the Trust will automatically redeem shares from your account and electronically send the proceeds to the bank account you specify.


More About the Huntington Funds

Management of the Trust

     The Trustees of the Trust are responsible for generally overseeing the conduct of each Fund's business. Huntington Asset Advisors, Inc. (Adviser), whose address is Huntington Center, 41 South High Street, Columbus, Ohio 43287, serves as investment adviser to the Funds pursuant to investment advisory agreements with the Trust.

Investment Adviser

     Subject to the supervision of the Trustees, Adviser provides a continuous investment program for the Funds, including investment research and management with respect to all securities, instruments, cash and cash equivalents in the Funds.

     The Adviser, a separate, wholly owned subsidiary of The Huntington National Bank, is the investment advisor to the Huntington Funds. As of December 31, 2002, the Adviser had assets under management of $XXXX billion. The Adviser (and its predecessor) has served as investment adviser to the Funds since 1987.

     The Huntington National Bank is an indirect, wholly-owned subsidiary of HBI, a registered bank holding company with executive offices located at Huntington Center, 41 South High Street, Columbus, Ohio 43287. As of December 31, 2002, The Huntington National Bank had assets of $XXXX billion.

     The Adviser has designated the following Portfolio Managers:

     James J. Gibboney, Jr. serves as the Portfolio Manager of the Growth Fund. Mr. Gibboney joined the Adviser in 1989 and is a Vice President of The Huntington National Bank. Mr. Gibboney is a Chartered Financial Analyst. He received his M.B.A. from Xavier University.

     James M. Buskirk serves as the Portfolio Manager of the Income Equity Fund. Mr. Buskirk joined the Adviser in 1989 and is a Senior Vice President of The Huntington National Bank. Mr. Buskirk is a Chartered Financial Analyst. He received his M.B.A. from The University of Oregon.

     Paul Koscik serves as the Senior Portfolio Manager of the Rotating Markets Fund. Mr. Koscik joined the Adviser in 1984 and is a Vice President of The Huntington National Bank. Mr. Koscik is a Certified Financial Planner. He received his Bachelor's Degree and J.D. from the University of Akron.

     B. Randolph Bateman serves as Co-Portfolio Manager of the Dividend Capture Fund and as Portfolio Manager of the Situs Small Cap Fund. Mr. Bateman joined the Adviser in 2000 as Chief Investment Officer of The Huntington National Bank. Mr. Bateman served as Chief Investment Officer of Star Bank from 1988 through 2000. Mr. Bateman is a Chartered Financial Analyst. He received his Bachelor's Degree from North Carolina State University.

     Kirk Mentzer serves as Co-Portfolio Manager of the Dividend Capture Fund and as Portfolio Manager of the Fixed Income Securities Fund. Mr. Mentzer joined the Adviser in 2000 and is a Senior Vice President and the Director of Fixed Income Research for The Huntington National Bank. Mr. Mentzer served as Vice President of Firstar Investment Research & Management Co. from 1989 through 2000. He received his M.B.A. from Xavier University.

     Madelynn M. Matlock serves as the Portfolio Manager of the International Equity Fund. Ms. Matlock joined the Adviser in 2001 and is a Vice President and the Director of International Investments for The Huntington National Bank. Ms. Matlock served as Director of Research and Director of International Investment for Bartlett & Co. from 1981 through 2001. Ms. Matlock is a Chartered Financial Analyst. She received her Bachelor's and M.B.A. in Finance from the University of Cincinnati.

     Christopher M. Rowane serves as the Portfolio Manager of the Mid Corp America Fund. Mr. Rowane joined the Adviser in 2000 and is a Senior Vice President of The Huntington National Bank. Mr. Rowane served as Director of Portfolio Management for Firstar from 1993 through 2000. Mr. Rowane is a Chartered Financial Analyst. He received his Bachelor's Degree and M.B.A. from Gannon University.

     Dr. Bernard Shinkel serves as the Senior Portfolio Manager of the New Economy Fund. Dr. Shinkel joined the Adviser in 1997 and is a Vice President of The Huntington National Bank. He received his Master's in Taxation from Walsh College of Accountancy and Business. Dr. Shinkel received his Master's and Ph.D. in Management from Purdue University.

     William G. Doughty serves as the Portfolio Manager of the Money Market Fund, U.S. Treasury Money Market Fund, Mortgage Securities Fund, Intermediate Government Income Fund and Short/Intermediate Fixed Income Securities Fund. Mr. Doughty joined the Adviser in 1961 and is a Vice President of The Huntington National Bank. He received his M.B.A. from The University of Dayton.

     Kathy Stylarek serves as the Senior Portfolio Manager of the Ohio Municipal Money Market Fund, Florida Tax-Free Money Fund, Ohio Tax-Free Fund and Michigan Tax-Free Fund. Ms. Stylarek joined the Adviser in 2001 and is a Vice President of The Huntington National Bank. Ms. Stylarek served as Senior Trader at SunTrust Bank from 1997 through 2001. She received her Bachelor's Degree from the University of South Florida.

     The Huntington National Bank is also responsible for providing sub-administration, accounting and custodian services to the Trust. For Investment A Shares, Huntington also receives up to 0.25% of each Fund's average daily net assets under its Administrative Service Agreement.

     During the fiscal year ended December 31, 2002, the Trust paid the Adviser management fees as a percentage of average daily net assets as follows:

Money Market Fund
Ohio Municipal Money Market Fund
Florida Tax-Free Money Fund
Tiered                                          Annual Rate
      Up to $500 million                        0.30%
      On the next $500 million                        0.25%
      On $1 billion and more                    0.20%

All other Funds:
U.S. Treasury Money Market Fund                0.20%
Growth Fund                                    0.60%
Income Equity Fund                             0.60%
Mortgage Securities Fund                       0.50%
Ohio Tax-Free Fund                             0.50%
Michigan Tax-Free Fund                         0.50%
Fixed Income Securities Fund                   0.50%
Intermediate Government Income Fund
                                        0.50%
Rotating Markets Fund                          0.50%
Dividend Capture Fund                          0.75%
International Equity Fund                      1.00%
Mid Corp America Fund                          0.75%
New Economy Fund
                                               0.85%

     Under its Investment Advisory agreement, Huntington receives a fee of 0.75% of the average daily net assets of the Situs Small Cap Fund.




                                      Dividends and Distributions

     The Money Market Funds and all of the Income Funds, except the Mortgage Securities Fund, declare dividends on investment income daily and pay them monthly. The Mortgage Securities Fund declares and pays dividends monthly. These Funds also make distributions of net capital gains, if any, at least annually.

     Each of the other Funds offered by this Prospectus declares and pays dividends on investment income, if any, according to the following schedule:


--------------------------- Monthly
Dividend Capture Fund
--------------------------- Annually
Growth Fund
Income Equity Fund          Monthly
International Equity Fund   Annually
Mid Corp America Fund       Annually
New Economy Fund            Annually
Rotating Markets Fund       Annually
--------------------------- Annually
Situs Small Cap Fund

     The Funds also make distributions of net capital gains, if any, at least annually.

     If you purchase shares by check, ACH or SIP, you will begin earning dividends on the next business day after your order has been received by the Trust.

Distribution Options

     All dividends and distributions payable to a holder of Investment A Shares or Investment B Shares will be automatically reinvested in additional shares of the same class of the income-producing Fund, unless the shareholder makes an alternative election. Shareholders of any of the Funds offered by this Prospectus may choose to receive all distributions in cash. Shareholders of any of the Funds offered by this Prospectus may choose to reinvest capital gains distributions, but receive all other distributions in cash.


                                      Tax Consequences

     There are many important tax consequences associated with investment in the Funds offered by this Prospectus. The following is a brief summary of certain income tax consequences relating to an investment in the Funds, and shareholders are urged to consult their own tax advisors regarding the taxation of their investments under federal, state and local laws.

Federal Income Taxes

  Taxation of Shareholder Transactions

     An exchange of a Fund's shares for shares of another Fund will be treated as a sale of the Fund's shares and, as with all sales, exchanges or redemptions of Fund shares, any gain on the transaction will be subject to federal income tax.

  Taxation of Distributions

     Each of the Funds offered by this Prospectus intends to distribute substantially all of its net investment income (including net capital gains and tax-exempt interest income, if any) to its shareholders at least annually. Unless otherwise exempt or as discussed below, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions received. This applies whether dividends and other distributions are received in cash or as additional shares. Distributions representing long-term capital gains, if any, will be taxable to shareholders as long-term capital gains no matter how long a shareholder has held the shares. Distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund before a shareholder's investment (and thus were included in the price paid).

  Exempt-Interest Dividends

     If, at the end of each quarter of its taxable year, at least 50% of the value of a Fund's assets consists of obligations the interest on which is excludable from gross income, the Fund may pay "exempt-interest dividends" to its shareholders. Generally, exempt-interest dividends will be excluded from gross income for federal income tax purposes. However, exempt-interest dividends attributable to investments in certain "private activity" bonds will be treated as tax preference items in computing the alternative minimum tax. Also, a portion of all other exempt-interest dividends earned by a corporation may be subject to the alternative minimum tax. In certain limited instances, the portion of Social Security or Railroad Retirement benefits that may be subject to federal income taxation may be affected by the amount of tax-exempt interest income, including exempt-interest dividends, received by a shareholder.

  Avoid Withholding Tax

     Each Fund is required to withhold a portion of taxable dividends, capital gains distributions and proceeds of sales, exchanges, or redemptions paid to any shareholder who has not provided the Fund with his or her certified Taxpayer Identification Number (your Social Security Number for individual investors) in compliance with IRS rules. To avoid this withholding, make sure you provide your correct Tax Identification Number.

State Income Taxes

     In addition to the exemption from federal income taxes, the income dividends distributed by the Ohio Municipal Money Market Fund and the Ohio Tax-Free Fund are generally intended to be exempt from Ohio personal income taxes. Similarly, the income dividends distributed by the Michigan Tax-Free Fund are generally intended to be exempt from Michigan city and state personal income taxes and the Michigan single business tax. For any portion of these Funds not invested in tax-exempt securities, distributions of income dividends may be subject to state taxation.

     With respect to the Florida Tax-Free Money Fund, the State of Florida does not currently impose an income tax on individuals, but does impose such a tax on corporations. Consequently, the income dividends distributed by the Florida Tax-Free Money Fund will not be subject to Florida taxation for individuals, but may be taxable to corporate shareholders (including limited liability company shareholders that are taxed as corporations for federal income tax purposes).

     The Florida Tax-Free Money Fund is also intended to exempt its shareholders from Florida's intangible personal property tax. If on the last business day of any year, the Florida Tax-Free Money Fund consists solely of notes, bonds and other obligations issued by the State of Florida or its municipalities, counties and other taxing districts, or by the U.S. government, its agencies and certain U.S. territories and possessions (such as Guam, Puerto Rico and the Virgin Islands) the Fund's shares will be exempt from the Florida intangible tax payable in the following year.

     In order to take advantage of the exemption from the intangible tax in any year, the Florida Tax-Free Money Fund may need to sell non-exempt assets held in its portfolio during the year and reinvest the proceeds in exempt assets on or before the last business day of the calendar year. Transaction costs involved in restructuring a fund in this manner would likely reduce investment return and might exceed any increased investment return the Fund achieved by investing in non-exempt assets during the year.

Financial Highlights

     The financial highlights tables that follow are intended to help you understand each Fund's financial performance for the fiscal years ended December
31. Certain information reflects financial results for a single Fund unit. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the funds' financial statements, which have been audited by KPMG LLP, independent auditors, whose report along with the Funds' financial statements, is included in the Funds Annual Report, which is available upon request.


                        Additional Investment Strategies
Fundamental Investment Policies
The following are fundamental policies of the indicated Fund:

Ohio Municipal Money Market Fund

o under normal circumstances, at least 80% of the income distributed will be exempt from federal regular income tax and the personal income taxes imposed by the State of Ohio and Ohio municipalities.

Florida Tax-Free Money Fund

o under normal circumstances, at least 80% of the income distributed will be exempt from federal regular income tax. Growth Fund

o    at least 65% of total assets invested in equity  securities.  Ohio Tax-Free
     Fund

o under normal circumstances, at least 80% of the income distributed will be exempt from federal income tax and Ohio state income tax.

o no investment in securities which generate income treated as a preference item for federal alternative minimum tax purposes.

Michigan Tax-Free Fund

o under normal circumstances, at least 80% of the income distributed will be exempt from federal income tax and Michigan state income tax.

Additional Investment Information Regarding Index-Based Securities

     To the extent the Fund invests in index-based securities an investor will bear not only a proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the issuer of the index-based security. In addition, an investor will bear his proportionate share of expenses, if any, related to the distribution of the Fund's shares, and he/she may also indirectly bear transaction fees paid by the Fund incurred in the purchase of index-based securities. Finally, an investor should recognize that, as a result of the Fund's ability to invest in index-based securities, he/she may receive taxable capital gains distributions to a greater extent than would be the case if he/she invested directly in the securities comprising the index.


                                      Investment Practices

     The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. The following table describes the securities and techniques the Funds use, as well as the main risks they pose. Equity securities are subject mainly to market risk. Fixed-income securities are subject primarily to market, credit and prepayment risk. Following the table is a more complete discussion of risk. You may also consult the Statement of Additional Information for more details about these and other securities in which the Funds may invest.

              Fund Name                               Fund Code
              Money Market Fund                            1
              Ohio Municipal Money Market Fund             2
              Florida Tax-Free Money Fund                  3
              U.S. Treasury Money Market Fund              4
              Growth Fund                                  5
              Income Equity Fund                           6
              Rotating Markets Fund                        7
              Dividend Capture Fund                        8
              International Equity Fund                    9
              Mid Corp America Fund                        10
              New Economy Fund                             11
              Situs Small Cap Fund                         12
              Mortgage Securities Fund                     13
              Ohio Tax-Free Fund                           14
              Michigan Tax-Free Fund                       15
              Fixed Income Securities Fund                 16
              Intermediate Government Income Fund          17
              Short/Intermediate Fixed Income              18
              Securities Fund



Instrument                                            Fund Code    Risk Type

American Depository Receipts (ADRs):  ADRs are          5-12         Market
foreign Shares

of a company held by a U.S. bank that issues a                     Political
receipt evidencing

ownership. ADRs pay dividends in U.S. dollars.                      Foreign
Generally, ADRs                                                    Investment

Are designed for trading in the U.S. securities markets.


Asset-Backed Securities:  Securities backed by       1,3,11,13,14 Pre-payment
company

receivables, home equity loans, truck and auto                       Market
loans, leases,

credit card receivables and other securities backed                  Credit
by other

types of receivables or assets.                                    Regulatory


Bankers' Acceptances:  Bills of exchange or time        1-18         Credit
drafts drawn

on and accepted by a commercial bank. They                         Liquidity
generally have

maturities of six months or less.                                    Market


Bonds: Bonds or fixed income securities pay          1-4,6,8-18      Market
interest, dividends or

distributions at a specified rate.The rate may be a                  Credit
fixed percentage

of the principal or adjusted periodically. In                      Liquidity
addition, the issuer

of a bond or a fixed income security must repay the               Pre-payment
principal amount of

the security, normally within a specified time.
Bonds or fixed

income securities provide more regular income than equity securities.

However, the returns on bonds or fixed income securities are limited and normally do not increase with the issuer's earnings.

This limits the potential appreciation of bonds or fixed income securities as a compared to equity securities.


Call and Put Options:  A call option gives the          5-12       Management
buyer the

right to buy, and obligates the seller of the                      Liquidity
option to sell,

a security at a specified price. A put option gives                  Credit
the

buyer the right to sell, and obligates the seller                    Market
of the

option to buy, a security at a specified price. The                 Leverage
Funds

will sell only covered call and secured put options, and

may buy bonds' existing option contraction known as

"closing transactions."


Certificates of Deposit:  Negotiable instruments        1-18         Market
with a

stated maturity.                                                     Credit

                                                                   Liquidity


Commercial Paper:  Secured and unsecured short-term     1-18         Credit
promissory

notes issued by corporations and other entities.                   Liquidity
Their

maturities generally vary from a few days to nine                    Market
months.


Common Stock:  Shares of ownership of a company.        5-13         Market


Convertible Securities:  Bonds or preferred stock      5-12,16       Market
that

convert to common stock.                                             Credit


Demand Notes:  Securities that are subject to puts      1-18         Market
and

standby commitments to purchase the securities at a                Liquidity
fixed

price (usually with accrued interest) within a fixed               Management

period of time following demand by a Fund.


Derivatives:  Instruments whose value is derived        5-18       Management
from an

underlying contract, index or security, or any                       Market
combination

thereof, including futures, options (e.g., put and                   Credit
calls),

options on futures, swap agreements, and some                      Liquidity

mortgage-backed securities.                                         Leverage


European Depositary Receipts (EDRs): EDRs, which are    9,12         Market

sometimes referred to as Continental Depositary                    Political
Receipts, are

securities, typically issued by a non-U.S.                          Foreign
financial institution,                                             Investment

that evidence ownership interests in a security or a pool of securities issued by either a U.S. or foreign issuer. Generally,

EDRs are designed for trading in European securities markets.


Foreign Securities:  Stocks issued by foreign        5-12,16,18      Market
companies

including ADRs, EDRs and Global Depository Receipts                Political
(GDRs),

as well as Commercial paper of foreign issuers and                  Foreign
                                                                   Investment

obligations of foreign governments, companies,                     Liquidity
banks,

overseas branches of U.S. banks or supranational entities.


Forward Foreign Currency Contracts:  An obligation   5,6,9-12,16,18Management
to

purchase or sell a specific amount of a currency at                Liquidity
a

fixed future date and price set by the parties                       Credit
involved

at the time the contract is negotiated.                              Market

                                                                   Political

                                                                    Leverage

                                                                    Foreign
                                                                   Investment


Foreign Exchange Contracts:  Spot currency trades       9,12       Management
whereby

one currency is exchanged for another. The Fund may                Liquidity
also

enter into derivative contracts in which a foreign                   Credit
currency

is an underlying contract.                                           Market

                                                                   Political

                                                                    Leverage

                                                                    Foreign
                                                                   Investment


Futures and Related Options:  A contract providing      5-18       Management
for the

future sale and purchase of a specific amount of a                   Market
specific

security, class of securities, or index at a                         Credit
specified time

in the future and at a specified price. The                        Liquidity
aggregate value

of options on securities (long puts and calls) will                 Leverage
not

exceed 10% of a Fund's net assets at the time it purchases

the options. Each Fund will limit obligations under futures,

options on futures, and options on securities to no more

than 25% of the Fund's assets.


Global Depositary Receipts (GDRs): GDRs are             9,12         Market
securities,

typically issued globally by a non-U.S. financial                  Political
institution,

that evidence ownership interests in a security or                  Foreign
a pool of                                                          Investment

securities issued by either a U.S. or foreign issuer. Generally,

GDRs are designed for trading in non-U.S.
securities markets.


Illiquid Securities:  Securities that ordinarily        1-18       Liquidity
cannot be

sold within seven business days at the value the                     Market
Fund has

estimated for them. Each Fund, except the Florida
Tax-Free

Money Market Fund, may invest up to 10% of its total assets

in illiquid securities (15% in the case of the Rotating Markets Fund,

Dividend Capture Fund, International Equity Fund,
Mid Corp

America Fund, New Economy Fund, Situs Small Cap
Fund and

Intermediate Government Income Fund). The Florida
Tax-Free

Money Market Fund may invest up to 10% of its net assets in

illiquid securities.


Index-Based Securities:  Index-based securities         5-12         Market
such as iShares

Russell 2000 Index Fund, Standard & Poor's
Depository

Receipts ("SPDRs") and NASDAQ-100 Index Tracking
Stock

("NASDAQ 100s"), represent ownership in an investment

portfolio of common stocks designed to track the price,

performance and dividend yield of an index, such as the

Russell 2000 Index or the NASDAQ-100

Index. Index-based securities entitle a holder to receive

proportionate quarterly cash distributions corresponding

to the dividends that accrue to the index stocks in the

underlying portfolio, less expenses.


Investment Company Securities:  Shares of               1-18         Market
registered investment

companies. These may include Huntington Money
Market Funds

and other registered investment companies for which Huntington,

its sub-advisers, or any of their affiliates serves as investment adviser,

administrator or distributor. Except for the Rotating Markets Fund, each of the Funds may invest up to 5% of its assets in the Shares of any one registered investment company. Such Funds may not, however, own more than 3% of the securities of any one registered investment company or invest more than 10% of its assets in the Shares of other registered investment companies. The Rotating Markets Fund may invest all of its assets in the Shares of any one investment company or investment companies. The Rotating Markets Fund, however, may not own more than

3% of the securities of any one investment company.
If the Rotating Markets

Fund owns more than 1% of the shares of an investment company, that portion that exceeds 1% may be considered illiquid and would be subject to the limitation on investing in illiquid securities. As a shareholder of an investment company, a Fund will indirectly bear investment management fees of that investment company, which are in addition to the management fees the fund pays its own adviser.


Investment Grade Securities:  Securities rated BBB     6,8-18        Market
or higher

by Standard & Poor's; Baa or better by Moody's;                      Credit
similarly

rated by other nationally recognized statistical rating organizations;

or, if not rated, determined to be of comparably high

quality by the Adviser.


Limited Liability Companies:  Entities such as          9,12         Market
limited

partnerships, limited liability companies, business                 Foreign
trusts and                                                         Investment

companies organized outside the United States may issue

securities comparable to common or preferred stock.


Money Market Instruments:  Investment-grade, U.S.       1-18         Market

dollar-denominated debt securities with remaining                    Credit
maturities

of one year or less. These may include short-term
U.S.

government obligations, commercial paper and other

short-term corporate obligations, repurchase agreements

collateralized with U.S. government securities, certificates of deposit, bankers' acceptances, and other financial

institution obligations. These securities may carry fixed

or variable interest rates.


Mortgage-Backed Securities:  Bonds backed by real    6,8,13,16,18 Pre-payment
estate

loans and pools of loans. These include                              Market
collateralized mortgage

obligations (CMOs) and real estate mortgage                          Credit
investment

conduits (REMICs).                                                 Regulatory


Mortgage Dollar Rolls:  A transaction in which a         13       Pre-payment
Fund sells

security for delivery in a current month and                         Market
simultaneously

contracts with the same party to repurchase similar                Regulatory
but not

identical securities on a specified future date.


Municipal Securities:  Securities issued by a state  1-3,6,13-18     Market
or

political subdivision to obtain funds for various                    Credit
public

purposes. Municipal securities include private                     Political
activity bonds

and industrial development bonds, as well as                          Tax
general obligation

bonds, tax anticipation notes, bond anticipation                   Regulatory
notes,

revenue anticipation notes, project notes, other short-term

tax-exempt obligations, municipal leases, and obligations

of municipal housing authorities (single family

revenue bonds).

There are two general types of municipal bonds:

General-Obligation Bonds, which are secured by the taxing

power of the issuer and Revenue Bonds, which take many shapes and forms but are generally backed by revenue from a specific project or tax. These include, but are not limited to,

certificates of participation (COPs); utility and sales tax

revenues; tax increment or tax allocations; housing and special tax, including assessment district and community facilities

district (Mello-Roos) issues which are secured by taxes on

specific real estate parcels; hospital revenue; and industrial development bonds that are secured by the financial resources of a private company.


Obligations of Supranational Agencies:  Securities      9,12         Credit
issued by

supranational agencies that are chartered to                        Foreign
promote economic                                                   Investment

development and are supported by various governments and

government agencies.


Options on Currencies:  A Fund may buy put options   5-7,9,16,17   Management
and sell

covered call options on foreign currencies (traded                 Liquidity
on U.S. and

foreign exchanges or over-the-counter markets). A                    Credit
covered call

option means the Fund will own an equal amount of                    Market
the underlying

foreign currency. Currency options help a Fund                     Political
manage its

exposure to changes in the value of the U.S. dollar                 Leverage
relative

to other currencies. If a Fund sells a put option                   Foreign
on a foreign                                                       Investment

currency, it will establish a segregated account with its

Custodian consisting of cash, U.S. government securities

or other liquid high-grade bonds in an amount equal to the

amount the Fund would be required to pay if the put is exercised.


Preferred Stocks:  Equity securities that generally     5-12         Market
pay

dividends at a specified rate and take precedence over common stock in the payment of dividends or in the event of

liquidation. Preferred stock generally does not carry

voting rights.


Real Estate Investment (REITs):  Pooled investment      5-18       Liquidity
vehicles

which invest primarily in income producing real                    Management
estate or

real estate loans or interest.                                       Market

                                                                   Regulatory

                                                                      Tax

                                                                  Pre-payment

                                                                      Real
                                                                  Estate/REIT


Repurchase Agreements:  The purchase of a security      1-18         Market
and the

simultaneous commitment to return the security to                   Leverage
the seller

at an agreed upon price on an agreed upon date.
This is

treated as a loan.


Reverse Repurchase Agreements:  The sale of a           7-12         Market
security and

the simultaneous commitment to buy the security                     Leverage
back at an

agreed upon price on an agreed upon date. This is treated

as a borrowing by a Fund.


Restricted Securities:  Securities not registered       1-18       Liquidity
under the

Securities Act of 1933, such as privately placed                     Market
commercial

paper and Rule 144A securities.


Securities Lending:  Each Fund, except the Rotating     1-18         Market
Markets Fund,

Dividend Capture Fund, International Equity Fund,                  Liquidity
Mid Corp

America Fund, New Economy Fund and Situs Small Cap                  Leverage
Fund may

lend up to 20% of its total assets. The Rotating
Markets Fund,

Dividend Capture Fund, International Equity Fund,
Mid Corp

America Fund, New Economy Fund, and Situs Small Cap
Fund

may each lend up to 331/3% of their total assets.
Such loans must

be collateralized by cash, U.S. government obligations or

other high-quality debt obligations and marked to market daily.


Tax-Exempt Commercial Paper:  Commercial paper       2,3,6,13-18     Credit
issued by

governments and political sub-divisions.                           Liquidity

                                                                     Market

                                                                      Tax


Time Deposits:  Non-negotiable receipts issued by a     1-18       Liquidity
bank

in exchange for a deposit of money.                                  Credit

                                                                     Market


Treasury Receipts:  Treasury receipts, Treasury        6,8-11        Market
investment

growth receipts, and certificates of accrual of

Treasury securities.


Unit Investment Trusts:  A type of investment           8-11         Market
vehicle,

registered with the Securities and Exchange
Commission under

the Investment Company Act of 1940, that purchases a fixed

portfolio of income-producing securities, such as corporate,

municipal, or government bonds, mortgage-backed securities,

or preferred stock. Unit holders receive an undivided interest in both the principal and the income portion of the portfolio in proportion to the amount of capital they invest.
The

portfolio of securities remains fixed until all the

securities mature and unit holders have recovered

their principal.


U.S. Government Agency Securities:  Securities          1-18         Market
issued by

agencies and instrumentalities of the U.S.                           Credit
government. These

include Ginnie Mae, Fannie Mae, and Freddie Mac.


U.S. Treasury Obligations:  Bills, notes, bonds,        1-18         Market
separately

traded registered interest and principal securities,

and coupons under bank entry safekeeping.


Variable and Floating Rate Instruments:                 1-18         Credit
Obligations with

interest rates that are reset daily, weekly,                       Liquidity
quarterly or on

some other schedule. Such instruments may be                         Market
payable to a

Fund on demand.


Warrants:  Securities that give the holder the          5-18         Market
right to buy

a proportionate amount of common stock at a                          Credit
specified price.

Warrants are typically issued with preferred stock and bonds.


When-Issued Securities and Forward Commitments:  A      1-18         Market
purchase of,

or contract to purchase, securities at a fixed                      Leverage
price for delivery

at a future date.                                                  Liquidity

                                                                     Credit


Yankee Bonds and Similar Debt Obligations:  U.S.      6,9,12,16      Market
dollar

denominated bonds issued by foreign corporations or                  Credit
governments.

Sovereign bonds are those issued by the government                  Foreign
of a                                                               Investment

foreign country. Supranational bonds are those issued by

supranational entities, such as the World Bank and European

Investment Bank. Canadian bonds are those issued by

Canadian provinces.


Zero-coupon Securities: Zero-coupon securities are   6,8,9,12,16-18  Credit
debt obligations

which are generally issued at a discount and                         Market
payable in full at

maturity, and which do not provide for current                    Zero Coupon
payments of interest

prior to maturity.                                                 Liquidity

                                                                  Pre-payment


                                      Glossary of Investment Risks

     This section discusses the risks associated with the securities and investment techniques listed above, as well as the risks mentioned under the heading "What are the main risks of investing in this Fund?" in each Fund profile. Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain types of investments and Funds are more susceptible to these risks than others.

     Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Generally speaking, the lower a security's credit rating, the higher its credit risk. If a security's credit rating is downgraded, its price tends to decline sharply, especially as it becomes more probable that the issuer will default.

     Currency Risks: Exchange rates for currencies fluctuate daily. Foreign securities are normally denominated and traded in foreign currencies. As a result, the value of the Fund's foreign investments and the value of its Shares may be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar.The combination of currency risk and market risks tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S.Additionally, the Fund makes significant investments in securities denominated in the Euro, the new single currency of the European Monetary Union (EMU).Therefore, the exchange rate between the Euro and the U.S. dollar will have a significant impact on the value of the Fund's investments.

     Foreign Custodial Services and Related Investment Costs: Custodial services and other costs relating to investment in international securities markets are generally more expensive than in the U.S. Such markets have settlement and clearance procedures that differ from those in the U.S. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions.The inability of the Fund to make intended securities purchases due to settlement problems could cause the Fund to miss attractive investment opportunities.The inability to dispose of a portfolio security caused by settlement problems could result either in losses to the Fund due to a subsequent decline in value of the portfolio security or could result in possible liability to the Fund. In addition, security settlement and clearance procedures in some emerging countries may not fully protect the Fund against loss or theft of its assets.

     Foreign Investment Risk. Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar's value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. For instance, foreign governments may limit or prevent investors from transferring their capital out of a country. This may affect the value of your investment in the country that adopts such currency controls. Exchange rate fluctuations also may impair an issuer's ability to repay U.S. dollar denominated debt, thereby increasing credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete or inaccurate financial information about their issuers, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are greater in the emerging markets than in the developed markets of Europe and Japan.

     Investment Style Risk. The risk that the particular type of investment on which a Fund focuses (such as small cap value stocks or large-cap growth stocks) may underperform other asset classes or the overall market. Individual market segments tend to go through cycles of performing better or worse than other types of securities. These periods may last as long as several years. Additionally, a particular market segment could fall out of favor with investors, causing a Fund that focuses on that market segment to underperform those that favor other kinds of securities.

     Leverage Risk. The risk associated with securities or investment practices that magnify small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

     Liquidity Risk. The risk that a security may be difficult or impossible to sell at the time and price the seller wishes. The seller may have to accept a lower price for the security, sell other securities instead, or forego a more attractive investment opportunity. All of this could hamper the management or performance of a Fund.

     Management Risk. The risk that a strategy used by a Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged.

     Market Risk. The risk that a security's market value may decline, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price the investor originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector or the market as a whole. For fixed-income securities, market risk is largely influenced by changes in interest rates. Rising interest rates typically cause the value of bonds to decrease, while falling rates typically cause the value of bonds to increase.

     Mid/Small Cap Stock Risk. To the extent that the Fund invests in small cap and mid cap stocks, it takes on additional risks. Small cap and mid cap stocks tend to be less liquid and more volatile than large cap stocks. Smaller companies tend to depend heavily on new products and/or a few products or services and often have less experienced management.

     Political Risk. The risk of investment losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

     Pre-payment & Call Risk. The risk that a security's principal will be repaid at an unexpected time. Pre-payment and call risk are related, but differ somewhat. Pre-payment risk is the chance that a large number of the mortgages underlying a mortgage-backed security will be refinanced sooner than the investor had expected. Call risk is the possibility that an issuer will "call"--or repay--a high-yielding bond before the bond's maturity date. In both cases, the investor is usually forced to reinvest the proceeds in a security with a lower yield. This turnover may result in taxable capital gains and, in addition, may lower a portfolio's income. If an investor paid a premium for the security, the prepayment may result in an unexpected capital loss.

     Pre-payment and call risk generally increase when interest rates decline, and can make a security's yield as well as its market price more volatile. Generally speaking, the longer a security's maturity, the greater the prepayment and call risk it poses.

     Real Estate/REIT Risk. The Fund's investments in REITs are subject to the same risks as direct investments in real estate. Real estate values rise and fall in response to many factors, including local, regional and national economic conditions, the demand for rental property, and interest rates. When economic growth is slowing, demand for property decreases and prices may fall. Rising interest rates, which drive up mortgage and financing costs, can inhibit construction, purchases, and sales of property. Property values could decrease because of overbuilding, extended vacancies, increase in property taxes and operating expenses, zoning laws, environmental regulations, clean-up of and liability for environmental hazards, uninsured casualty or condemnation losses, or a general decline in neighborhood values. The Fund's investment may decline in response to declines in property values or other adverse changes to the real estate market. In addition, REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

     Regulatory Risk. The risk that federal and state laws may restrict an investor from seeking recourse when an issuer has defaulted on the interest and/or principal payments it owes on its obligations. These laws include restrictions on foreclosures, redemption rights after foreclosure, Federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

     Small-Company Stock Risk. Investing in small companies is generally more risky than investing in large companies, for a variety of reasons. Many small companies are young and have limited track records. They also may have limited product lines, markets or financial resources. They may, in addition, be more vulnerable to adverse business or economic developments than larger companies. Stocks issued by small companies tend to be less liquid and more volatile than stocks of larger companies or the market averages in general. In addition, small companies may not be well-known to the investing public, may not have institutional ownership, and may have only cyclical, static or moderate growth prospects. If a fund concentrates on small companies, its performance may be more volatile than that of a fund that invests primarily in larger companies.

     Tax Risk. The risk that the issuer of a security will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences for the issuer and potential losses for its investors.

     Zero Coupon Risk. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities that pay interest periodically.


     More information about the Funds is available free upon request, including the following:

Annual and Semi-Annual Reports

     The Semi-Annual Report includes unaudited information about the performance of the Funds, portfolio holdings and other financial information. The Annual Report includes similar audited information as well as a letter from the Huntington Funds portfolio managers discussing recent market conditions, economic trends and investment strategies that significantly affected performance during the last fiscal year.

Statement of Additional Information

     Provides more detailed information about the Funds and its policies. A current Statement of Additional Information is on file with the Securities and Exchange Commission and is incorporated by reference into (considered a legal part of) this Prospectus.

HUNTINGTON ASSET ADVISORS, INC.,

     A wholly owned subsidiary of The Huntington National Bank, is the Adviser to the Huntington Funds.

EDGEWOOD SERVICES, INC.
is the Distributor and is not affiliated with The Huntington National Bank.

     For copies of Annual or Semi-Annual Reports, the Statement of Additional Information, other information or for any other inquiries:

Call (800) 253-0412
Write
Huntington Funds
P.O. Box 6110
Indianapolis, IN 46206-6110

Log on to the Internet
The Huntington Funds' website is at http://www.huntingtonfunds.com. The SEC's website, http://www.sec.gov, contains text-only versions of the Huntington Funds documents.

Contact the SEC

     Call (202) 942-8090 about visiting the SEC's Public Reference Room in Washington D.C. to review and copy information about the Funds.

     Alternatively, you may send your request to the SEC by e-mail at publicinfo@sec.gov or by mail with a duplicating fee to the SEC's Public Reference Section, 450 Fifth Street, NW, Washington, D.C. 20549-0102.

The Huntington Funds' Investment  Company Act registration number is 811-5010.
                                [Logo of Huntington Funds]
                  Huntington Funds Shareholder Services: 1-800-253-0412
           The Huntington Investment Company, Member NASD/SIPC: 1-800-322-4600
                 o  Not FDIC Insured o  No Bank Guarantee o  May Lose Value
                             1400076 SEC File No. 811-5010






                                INVESTOR GUIDE

                                 TRUST SHARES



                                 MAY 1, 2003




                           TRUST SHARES PROSPECTUS

                              Money Market Funds
                         Huntington Money Market Fund
                          Huntington Ohio Municipal
                              Money Market Fund
                    Huntington Florida Tax-Free Money Fund
                        Huntington U.S. Treasury Money
                                 Market Fund

                                 Equity Funds
                            Huntington Growth Fund
                        Huntington Income Equity Fund
                       Huntington Rotating Markets Fund
                       Huntington Dividend Capture Fund
                     Huntington International Equity Fund
                       Huntington Mid Corp America Fund
                         Huntington New Economy Fund
                       Huntington Situs Small Cap Fund

                                 Income Funds
                     Huntington Mortgage Securities Fund
                        Huntington Ohio Tax-Free Fund
                      Huntington Michigan Tax-Free Fund
                   Huntington Fixed Income Securities Fund
                      Huntington Intermediate Government
                                 Income Fund
          Huntington Short/Intermediate Fixed Income Securities Fund

                                 MAY 1, 2003

  The Securities and Exchange Commission has not approved or disapproved of these securities or determined whether this prospectus is accurate or complete. Any representation to the contrary is unlawful.

                      [GRAPHIC OMITTED][GRAPHIC OMITTED]

Huntington Funds

Table of Contents

How to Read This Prospectus
The Huntington Funds is a mutual fund family that offers different classes of Shares in separate investment portfolios (Funds). The Funds have various investment goals and strategies. This prospectus gives you important information about the Trust Shares of the Huntington Funds, that you should know before investing. The Funds also offer Investment A and B Shares and Interfund Shares, which are offered in separate prospectuses.

Please read this prospectus and keep it for future reference. The prospectus is arranged into different sections so that you can easily review the important information you should know about investing in the Huntington Funds.

                              Introduction
------------------------------------------------------------------------------
                               XX
                              Fund Summary, Investment Strategy and Risks
------------------------------------------------------------------------------
                                    Money Market Funds
                               XX   Money Market Fund
                               XX   Ohio Municipal Money Market Fund
                               XX   Florida Tax-Free Money Fund
                               XX   U.S. Treasury Money Market Fund
                                    Equity Funds
                               XX   Growth Fund
                               XX   Income Equity Fund
                               XX   Rotating Index Fund
                               XX   Dividend Capture Fund
                               XX   International Equity Fund
                               XX   Mid Corp America Fund
                               XX   New Economy Fund
                               XX   Situs Small Cap Fund
                                    Income Funds
                               XX   Mortgage Securities Fund
                               XX   Ohio Tax-Free Fund
                               XX   Michigan Tax-Free Fund
                               XX   Fixed Income Securities Fund
                               XX   Intermediate Government Income Fund
                               XX   Short/Intermediate Fixed Income
                              Securities Fund
                              Shareholder Information
------------------------------------------------------------------------------
                               XX   Distribution of the Funds
                               XX   Purchasing Shares
                               XX   Exchanging Shares
                               XX   Redeeming Shares
                              More About the Huntington Funds
------------------------------------------------------------------------------
                               XX   Management of the Trust
                               XX   Dividends and Distributions
                               XX   Tax Consequences
                               XX   Financial Highlights
                               XX   Additional Investment Strategies
                               XX   Investment Practices
                               XX   Glossary of Investment Risks

For more information about the Huntington Funds, please see the back cover of this Prospectus


This Prospectus does not constitute an offering by a Fund or by the Distributor in any jurisdiction in which such offering may not lawfully be made.


Introduction
Each Huntington Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities such as stocks and bonds. Before you look at specific Huntington Funds, you should know a few basics about investing in mutual funds.

The value of your investment in a mutual fund is based on the market prices of the securities the mutual fund holds. These prices change daily due to economic trends and other developments that generally affect securities markets, as well as those that affect particular firms and other types of issuers. These price movements, also called volatility, vary depending on the types of securities a mutual fund owns and the markets where these securities trade.

As with other investments, you could lose money on your investment in a mutual fund. Your investment in the Huntington Funds is not a deposit or an obligation of The Huntington National Bank, its affiliates or any bank. It is not insured by the FDIC or any other government agency.

Each Fund has its own investment goal and strategies for reaching that goal. There is no guarantee that a Fund will achieve its goal. Before investing, make sure that the Fund's goal matches your own. Each Fund's investment goal is fundamental and may be changed only by a vote of a majority of the Fund's outstanding shares. Unless otherwise noted, each Fund's investment strategies are not fundamental and may be changed by the Trust's Board of Trustees.

The portfolio manager invests each Fund's assets in a way that he or she believes will help the Fund achieve its goal. A manager's judgments about the securities markets, economy and companies, and his or her investment selection, may cause a Fund to underperform other funds with similar objectives.


Fund Summary, Investment Strategy and Risks
                              Money Market Fund

Fund Summary
Investment Goal         To seek to maximize current income while preserving
                        capital and maintaining liquidity by investing in a
                        portfolio of high quality money market instruments
Investment Focus        High-quality, short-term debt securities
Principal Investment Strategy Maximize current income while preserving capital Share Price Volatility Low
Investment Strategy     The Huntington Money Market Fund seeks to maximize
                        current income while preserving capital and
                        maintaining liquidity by investing in a portfolio of
                        high quality money market instruments.
                        The Adviser strives to maintain a $1.00 net asset
                        value per share for the Money Market Fund by
                        investing in commercial paper and other short-term
                        money market instruments, which may include municipal
                        securities, that are either rated in the highest
                        rating category by a Nationally Recognized
                        Statistical Rating Organization or unrated and deemed
                        to be of comparable quality by the Adviser. In
                        managing the portfolio, the Adviser determines an
                        appropriate maturity range for the Fund (currently
                        between 25 and 60 days) and each individual security
                        held and endeavors to diversify the portfolio across
                        market sectors. The Adviser employs a top-down
                        analysis of economic and market factors to select
                        Fund investments. In addition, the Adviser analyzes
                        cash flows, maturities, settlements, tax payments,
                        yields and credit quality and monitors new issue
                        calendars for potential purchases.
                        For a more complete description of the securities in
                        which the Fund can invest, please see "Investment
                        Practices."
Investor Profile        Short-term or risk averse investors seeking our
                        typically highest-yielding money market fund
What are the main risks Loss of money is a risk of investing in the Fund. In addition, your
of investing in this Fund?    investment in the Fund may be subject to the
                        following principal risks:
                           Interest-Rate Risk: The possibility that the value of the Fund's investments will decline due to an increase in interest rates, or that the Fund's yield will decrease due to a decline in interest rates.
                           Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its securities. In general, the lower a security's credit rating, the higher its credit risk.
                           For more information about risks, please see the "Glossary of Investment Risks."
An investment in the Fund is not a deposit or an obligation of The Huntington National Bank, its affiliates or any bank, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


Fund Summary, Investment Strategy and Risks
                              Money Market Fund
                                  continued
Performance Information
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how it will perform in the future.

This bar chart shows changes in the performance of the Fund's Trust Shares from year to year.*

Performance Bar Chart and Table  (TO COME)

*    The performance information shown above is based on a calendar year.

This table shows the Fund's average annual total returns for periods ended December 31, 2002.

Best Quarter         %
Worst Quarter        %
Average Annual Total Returns (for the periods ended December 31, 2002)  (TO
COME)

                                   1 Year    5 Years   10 Years  Since
                                                                 Inception*
Money Market Fund--Trust
Shares
Returns before taxes
o     Since 6/11/87.

Fund Summary, Investment Strategy and Risks
                              Money Market Fund
                                  continued
Yield
The income a fund generates is commonly referred to as its "yield." For money market funds, yield is a more useful indication than total return of how a portfolio is performing. As a result, advertisements and other communications about the Huntington Money Market Fund will typically mention the portfolio's yield. There are various types of yield, including current or 7-day yield and effective yield. All mutual funds must use the same formulas to calculate each of these yields.

The formula for effective yield assumes that investors take advantage of compounding by reinvesting their dividends; current or seven-day yield does not make the same assumption. As a result, a portfolio's effective yield typically will be slightly higher than its current or seven-day yield. Both types of yield will tend to fluctuate daily due to such factors as a fund's interest-rate exposure as well as the type and credit quality of its portfolio holdings.

To obtain current yield information for the Fund, please call 1-800-253-0412.

Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

Shareholder Fees                                          Trust
(fees paid directly from your investment)                Shares

Maximum Sales Charge (Load) Imposed on Purchase
(as a percentage of offering price)                          0%
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)                         0%
Redemption Fee
(as a percentage of amount redeemed, if applicable)*         0%

Annual Fund Operating Expenses                             Trust
(expenses deducted from the Fund's assets)               Shares**

Investment Advisory Fees                                   0.28%
Distribution and/or Service (12b-1) Fees                   0.00%
Other Expenses                                             0.53%
Total Annual Fund Operating Expenses                       0.81%**

*      Does not include any wire transfer fees, if applicable.
**     Expense information has been restated to reflect current fees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                    1 Year      3 Years     5 Years    10 Years

       Trust Shares                $   83        $  259      $  450    $ 1,002




Fund Summary, Investment Strategy and Risks
                       Ohio Municipal Money Market Fund


Fund Summary
Investment Goal         To seek to provide income exempt from both federal
                        regular income tax and Ohio personal income taxes
                        while preserving capital and maintaining liquidity
Investment Focus        Ohio tax-free money market securities
Principal Investment Strategy Attempts to invest in high-quality, short-term
                        Ohio tax-free securities
Share Price Volatility  Low
Investment Strategy     The Huntington Ohio Municipal Money Market Fund seeks
                        to provide income exempt from both federal regular income tax and Ohio personal income taxes while preserving capital and maintaining liquidity.
                        The Adviser strives to maintain a $1.00 net asset value per share for the Ohio Municipal Money Market
                        Fund by investing substantially all of the Fund's assets in short-term Ohio tax-exempt securities which are either rated in the highest rating category by a Nationally Recognized Statistical Rating Organization or unrated and deemed to be of comparable quality by the Adviser. In managing the portfolio, the Adviser determines an appropriate maturity range for the Fund
                        (currently between 35 and 80 days) and each individual security held and endeavors to diversify the portfolio's holdings within Ohio as much as possible. In addition, the Adviser analyzes cash flows, maturities, settlements, tax payments, yields and credit quality and monitors new issue calendars for potential purchases
                        For temporary defensive or liquidity purposes, the Fund may invest in securities the interest on which is subject to federal income tax or Ohio personal income taxes.
                        Ohio tax-exempt securities are debt obligations which
                        (i) are issued by or on behalf of the state of Ohio or its respective authorities, agencies, instrumentalities and political subdivisions, and
                        (ii) produce interest which, in the opinion of bond counsel at the time of issuance, is exempt from federal income tax and Ohio personal income taxes.
                        For more information about the Fund's investment strategies and a more complete description of the securities in which the Fund can invest, please see
                        "Additional Investment Strategies" and "Investment
                        Practices."

Fund Summary, Investment Strategy and Risks
                       Ohio Municipal Money Market Fund
                                  continued

Investor Profile        Ohio residents seeking income exempt from federal and
                        Ohio state personal income taxes
What are the main risks Loss of money is a risk of investing in the Fund. In addition, your
of investing in this Fund?    investment in the Fund may be subject to the
                        following principal risks:
                           State Specific Risk: By concentrating its investments in Ohio, the Fund may be more vulnerable to unfavorable developments in that state than funds that are more geographically diversified. The economy of Ohio is largely concentrated in agriculture, motor vehicles and equipment, steel, rubber products and household appliances, and therefore tends to be more cyclical than some other states and the nation as a whole.
                           Diversification Risk: As a non-diversified fund, the Fund may invest a greater percentage of its assets in the securities of a single issuer than do other mutual funds, therefore Fund performance can be significantly affected by the performance of one or a small number of issuers.
                           Interest-Rate Risk: The possibility that the Fund's investments will decline in value due to an increase in interest rates, or that the Fund's yield will decrease due to a decline in interest rates.
                           Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its obligations. The lower a security's rating, the greater its credit risk.
                           For more information about risks, please see the "Glossary of Investments Risks."

An investment in the Fund is not a deposit or an obligation of The Huntington National Bank, its affiliates or any bank, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


Fund Summary, Investment Strategy and Risks
                       Ohio Municipal Money Market Fund
                                  continued
Performance Information
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how it will perform in the future.


This bar chart shows changes in the performance of the Fund's Trust Shares from year to year.*

Performance Bar Chart and Table  (TO COME)

*    The performance information shown above is based on a calendar year.

This table shows the Fund's average annual total returns for periods ended December 31, 2002.

Best Quarter        %
Worst Quarter       %


Average Annual Total Returns (for the periods ended December 31, 2002) (TO
COME)

                                    1 Year   5 Years  10 Years  Since
                                                                Inception*
Ohio Municipal Money Market
Fund--Trust Shares
Returns before taxes
o     Since 6/10/87.

Fund Summary, Investment Strategy and Risks
                       Ohio Municipal Money Market Fund
                                  continued
Yield
The income a fund generates is commonly referred to as its "yield." For money market funds, yield is a more useful indication than total return of how a portfolio is performing. As a result, advertisements and other communications about the Huntington Ohio Municipal Money Market Fund will typically mention the portfolio's yield. There are various types of yield, including current or 7-day yield and effective yield. All mutual funds must use the same formulas to calculate each of these yields.
The formula for effective yield assumes that investors take advantage of compounding by reinvesting their dividends; current or seven-day yield does not make the same assumption. As a result, a portfolio's effective yield typically will be slightly higher than its current or seven-day yield. Both types of yield will tend to fluctuate daily due to such factors as a fund's interest-rate exposure as well as the type and credit quality of its portfolio holdings.
To obtain current yield information for the Fund, please call 1-800-253-0412. Fees and Expenses


The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

Shareholder Fees                                          Trust
(fees paid directly from your investment)                Shares

Maximum Sales Charge (Load) Imposed on Purchase
(as a percentage of offering price)                          0%
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)                         0%
Redemption Fee
(as a percentage of amount redeemed, if applicable)*         0%

Annual Fund Operating Expenses                             Trust
(expenses deducted from the Fund's assets)               Shares**

Investment Advisory Fees                                   0.30%
Distribution and/or Service (12b-1) Fees                   0.00%
Other Expenses                                             0.55%
Total Annual Fund Operating Expenses                       0.85%**

*      Does not include any wire transfer fees, if applicable.
**     Expense information has been restated to reflect current fees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                            1 Year      3 Years     5 Years    10 Years

       Trust Shares        $   87        $  271      $  471    $ 1,049

Fund Summary, Investment Strategy and Risks
                         Florida Tax-Free Money Fund


Fund Summary
Investment Goal         To seek to provide the highest level of interest
                        income exempt from federal income tax, consistent
                        with liquidity and stability of principal
Investment Focus        Florida tax-free money market securities
Principal Investment Strategy Attempts to invest in high-quality, short-term
                        Florida tax-free securities
Share Price Volatility  Low
Investment Strategy     The Huntington Florida Tax-Free Money Fund seeks to
                        provide the highest level of interest income exempt from federal income tax, consistent with liquidity and stability of principal.
                        The Adviser strives to maintain a $1.00 net asset value per share for the Florida Tax-Free Money Fund by investing substantially all of the Fund's assets in short-term Florida tax-exempt securities which are either rated in the highest rating category by a Nationally Recognized Statistical Rating Organization or unrated and deemed to be of comparable quality by the Adviser.
                        In managing the portfolio, the Adviser determines an appropriate maturity range for the Fund (currently between 35 and 80 days) and each individual security held and endeavors to diversify the portfolio's holdings within Florida as much as possible. In addition, the Adviser analyzes cash flows, maturities, settlements, tax payments, yields and credit quality and monitors new issue calendars for potential purchases.
                        As part of the Adviser's strategy to take advantage of the exemption from Florida's intangible tax in any year, the Adviser may engage, on an annual basis, in significant portfolio restructuring to sell non-exempt assets. Transaction costs involved in such restructuring may adversely affect the Fund's performance and possibly offset any gains achieved by investing in the assets sold.
                        For temporary defensive or liquidity purposes, the Fund may invest in securities the interest on which is subject to federal income tax.
                        Florida tax-exempt securities are debt obligations which (i) are issued by or on behalf of the state of Florida or its respective authorities, agencies, instrumentalities and political subdivisions, and
                        (ii) produce interest which, in the opinion of bond counsel at the time of issuance, is exempt from federal income tax and the value of which is exempt from the Florida intangible personal property tax.
                        For more information about the Fund's investment strategies and a more complete description of the securities in which the Fund can invest, please see
                        "Additional Investment Strategies" and "Investment
                        Practices."

Fund Summary, Investment Strategy and Risks
                         Florida Tax-Free Money Fund
                                  continued


Investor Profile        Florida residents seeking income exempt from federal
                        personal income tax and Florida intangible personal
                        property tax
What are the main risks Loss of money is a risk of investing in the Fund. In addition, your
of investing in this Fund?    investment in the Fund may be subject to the
                        following principal risks:
                           State Specific Risk: By concentrating its investments in Florida, the Fund may be more vulnerable to unfavorable developments in that state than funds that are more geographically diversified. The economy of Florida is largely concentrated in agriculture, tourism and construction and is adversely affected by severe weather conditions. It is also impacted by changes in the economies of Central and South America. Diversification Risk: As a non-diversified fund, the Fund may invest a greater percentage of its assets in the securities of a single issuer than do other mutual funds, therefore Fund performance can be significantly affected by the performance of one or a small number of issuers.
                           Interest-Rate Risk: The possibility that the Fund's investments will decline in value due to an increase in interest rates, or that the Fund's yield will decrease due to a decline in interest rates.
                           Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its obligations. The lower a security's rating, the greater its credit risk.
                           For more information about risks, please see the "Glossary of Investments Risks."

An investment in the Fund is not a deposit or an obligation of The Huntington National Bank, its affiliates or any bank, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


Fund Summary, Investment Strategy and Risks
                         Florida Tax-Free Money Fund
                                  continued
Performance Information
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how it will perform in the future.


This bar chart shows changes in the performance of the Fund's Trust Shares from year to year.*

Performance Bar Chart and Table  (TO COME)

*    The performance information above is based on a calendar year.

This table shows the Fund's average annual total returns for periods ended December 31, 2003.

Best Quarter                 %
Worst Quarter                %


Average Annual Total Returns (for the periods ended December 31, 2002)  (TO
COME)

                                                       Since
                                 1 Year             Inception*
Florida Tax-Free Money
Fund--Trust Shares
Returns before taxes
o     Since 1/6/99.
Yield
The income a fund generates is commonly referred to as its "yield." For money market funds, yield is a more useful indication than total return of how a portfolio is performing. As a result, advertisements and other communications about the Huntington Florida Tax-Free Money Fund will typically mention the portfolio's yield. There are various types of yield, including current or 7-day yield and effective yield. All mutual funds must use the same formulas to calculate each of these yields.
The formula for effective yield assumes that investors take advantage of compounding by reinvesting their dividends; current or seven-day yield does not make the same assumption. As a result, a portfolio's effective yield typically will be slightly higher than its current or seven-day yield. Both types of yield will tend to fluctuate daily due to such factors as a fund's interest-rate exposure as well as the type and credit quality of its portfolio holdings.
To obtain current yield information for the Fund, please call 1-800-253-0412.

Fund Summary, Investment Strategy and Risks
                         Florida Tax-Free Money Fund
                                  continued
Fees and Expenses


The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

Shareholder Fees                                          Trust
(fees paid directly from your investment)                Shares

Maximum Sales Charge (Load) Imposed on Purchase
(as a percentage of offering price)                          0%
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)                         0%
Redemption Fee
(as a percentage of amount redeemed, if applicable)*         0%

Annual Fund Operating Expenses                             Trust
(expenses deducted from the Fund's assets)               Shares**

Investment Advisory Fees                                   0.30%
Distribution and/or Service (12b-1) Fees                   0.00%
Other Expenses                                             0.68%
Total Annual Fund Operating Expenses                       0.98%**

*      Does not include any wire transfer fees, if applicable.
**     Expense information has been restated to reflect current fees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                           1 Year      3 Years     5 Years    10 Years

       Trust Shares       $  100        $  312      $  542    $ 1,201



Fund Summary, Investment Strategy and Risks
                       U.S. Treasury Money Market Fund


Fund Summary
Investment Goal         To seek to maximize current income while preserving
                        capital and maintaining liquidity by investing
                        exclusively in obligations issued by the U.S.
                        government and backed by its full faith and credit
                        and in repurchase agreements with respect to such
                        obligations
Investment Focus        U.S. Treasury obligations
Principal Investment Strategy Invests exclusively in U.S. government obligations and repurchase agreements on such
                        obligations
Share Price Volatility  Low
Investment Strategy     The Huntington U.S. Treasury Money Market Fund seeks
                        to maximize current income while preserving capital
                        and maintaining liquidity by investing exclusively in
                        obligations issued by the U.S. government and backed
                        by its full faith and credit and in repurchase
                        agreements with respect to such obligations.
                        The Adviser strives to maintain a $1.00 net asset
                        value per share for the U.S. Treasury Money Market
                        Fund by investing substantially all of the Fund's
                        assets in short-term obligations of the U.S.
                        government. In managing the portfolio, the Adviser
                        determines an appropriate maturity range for the Fund
                        (currently between 25 and 60 days) and each
                        individual security held. In addition, the Adviser
                        analyzes cash flows, maturities, settlements, tax
                        payments and yields and opposite direction; and
                        monitors new issue calendars for potential purchases.
                        Because the Fund refers to U.S. Treasury obligations
                        in its name, it will notify shareholders at least 60
                        days in advance of any changes in its investment
                        policies that would enable the Fund to normally
                        invest less than 80% of its net assets in U.S.
                        Treasury obligations.
                        For more information about the Fund's investment
                        strategies and a more complete description of the
                        securities in which the Fund can invest, please see
                        "Additional Investment Strategies" and "Investment
                        Practices."
Investor Profile        Highly risk averse investors seeking current income
                        from a money market fund that invests primarily in
                        U.S. Treasury obligations
What are the main risks of    Loss of money is a risk of investing in the
                        Fund. In addition, your
investing in this Fund? investment in the Fund may be subject to the following principal risks:
                           Interest-Rate Risk: The possibility that the value of the Fund's investments will decline due to an increase in interest rates, or that the Fund's yield will decrease due to a decline in interest rates.
                           For more information about risks, please see the "Glossary of Investment Risks."

An investment in the Fund is not a deposit or an obligation of The Huntington National Bank, its affiliates or any bank, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


Fund Summary, Investment Strategy and Risks
                       U.S. Treasury Money Market Fund
                                  continued


Performance Information
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how it will perform in the future.

This bar chart shows changes in the performance of the Fund's Trust Shares from year to year.*

Performance Bar Chart and Table  (TO COME)

*    The performance information above is based on a calendar year.

This table shows the Fund's average annual total returns for periods ended December 31, 2002.

Best Quarter
Worst Quarter


Average Annual Total Returns (for the periods ended December 31, 2002)  (TO
COME)

                                                              Since
                                                              Class
                                1 Year    5 Years   10 Years  Inception*
U.S. Treasury Money
Market Fund--Trust Shares
Returns before taxes
o     Since 10/2/89.

Yield
The income a fund generates is commonly referred to as its "yield." For money market funds, yield is a more useful indication than total return of how a portfolio is performing. As a result, advertisements and other communications about the Huntington U.S. Treasury Money Market Fund will typically mention the portfolio's yield. There are various types of yield, including current or 7-day yield and effective yield. All mutual funds must use the same formulas to calculate each of these yields.

The formula for effective yield assumes that investors take advantage of compounding by reinvesting their dividends; current or seven-day yield does not make the same assumption. As a result, a portfolio's effective yield typically will be slightly higher than its current or seven-day yield. Both types of yield will tend to fluctuate daily due to such factors as a fund's interest-rate exposure as well as the type and credit quality of its portfolio holdings.

To obtain current yield information for the Fund, please call 1-800-253-0412.


Fund Summary, Investment Strategy and Risks
                       U.S. Treasury Money Market Fund
                                  continued
Fees and Expenses


The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

Shareholder Fees                                          Trust
(fees paid directly from your investment)                Shares

Maximum Sales Charge (Load) Imposed on Purchase
(as a percentage of offering price)                          0%
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)                         0%
Redemption Fee
(as a percentage of amount redeemed, if applicable)*         0%

Annual Fund Operating Expenses                             Trust
(expenses deducted from the Fund's assets)               Shares**

Investment Advisory Fees                                   0.20%
Distribution and/or Service (12b-1) Fees                   0.00%
Other Expenses                                             0.53%
Total Annual Fund Operating Expenses                       0.73%**

*      Does not include any wire transfer fees, if applicable.
**     Expense information has been restated to reflect current fees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                            1 Year      3 Years     5 Years    10 Years

       Trust Shares        $   75        $  233      $  406    $   906


Fund Summary, Investment Strategy and Risks
                                 Growth Fund


Fund Summary
Investment Goal         To seek to achieve long-term capital appreciation
                        primarily through investing in equity securities
Investment Focus        Common stocks of medium to large companies
Principal Investment Strategy Seeks to invest in companies offering above-average growth potential
Share Price Volatility  Moderate to High
Investment Strategy     The Huntington Growth Fund seeks to achieve long-term
                        capital appreciation primarily through investing in
                        equity securities.
                        The Adviser intends to invest in common stock and
                        other equity securities, such as preferred stock, of
                        medium or large companies which it believes offer
                        opportunities for growth. The Adviser occasionally
                        invests in established companies which present growth
                        opportunities and it believes have temporarily
                        depressed prices.
                        In selecting investments, the Adviser reviews
                        historical earnings, revenue and cash flow to
                        identify the best companies in each industry and to
                        evaluate the growth potential of these companies. On
                        an ongoing basis, the Adviser also monitors the
                        Fund's existing positions to determine the benefits
                        of retention.
                        For more information about the Fund's investment
                        strategies and a more complete description of the
                        securities in which the Fund can invest, please see
                        "Additional Investment Strategies" and "Investment
                        Practices."
Investor Profile        Long-term investors seeking capital appreciation
What are the main risks of    Loss of money is a risk of investing in the
                        Fund. In addition, your
investing in this Fund? investment in the Fund may be subject to the following principal risks:
                           Market Risk: The possibility that the Fund's stock holdings will decline in price because of a general decline in the stock market. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements. Investment Style Risk: The possibility that the kind of stocks on which this Fund focuses -- those of medium to large U.S. growth companies -- will underperform other types of stock investments or the market as a whole.
                           The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you pay.
                           For more information about risks, please see the "Glossary of Investment Risks."

Fund Summary, Investment Strategy and Risks
                                 Growth Fund
                                  continued


Performance Information
The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.
This bar chart shows changes in the performance of the Fund's Trust Shares from year to year. If sales charges had been reflected, its returns would be less than those shown below.*

Performance Bar Chart and Table

*    The performance information above is based on a calendar year.

This table compares the Fund's average annual total returns for periods ended December 31, 2002, to those of the S&P 500 Index.

Best Quarter
Worst Quarter


Average Annual Total Returns (for the periods ended December 31, 2002)  (TO
COME)

                                                                 Since
                                                                   Class
                                   1 Year    5 Years   10 Years  Inception

Growth Fund--Trust Shares

Returns before taxes                                                        *

Returns after taxes on distributions(1)                                     *

Returns after taxes on distributions
and sales of

Class A Shares(1)                                                           *

S&P 500 Index(2)                                                            +
  (1) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(K) plans.
  (2) The unmanaged S&P 500 Index generally reflects the performance of large companies in the U.S. stock market.
  *   Since 7/3/89.
  +   Since 7/31/89.

Fund Summary, Investment Strategy and Risks
                                 Growth Fund
                                  continued
Fees and Expenses


The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

Shareholder Fees                                          Trust
(fees paid directly from your investment)                Shares

Maximum Sales Charge (Load) Imposed on Purchase
(as a percentage of offering price)                          0%
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)                         0%
Redemption Fee
(as a percentage of amount redeemed, if applicable)*         0%

Annual Fund Operating Expenses                             Trust
(expenses deducted from the Fund's assets)               Shares**

Investment Advisory Fees                                   0.60%
Distribution and/or Service (12b-1) Fees                   0.00%
Other Expenses                                             0.58%
Total Annual Fund Operating Expenses                       1.18%

*      Does not include any wire transfer fees, if applicable.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                              1 Year      3 Years     5 Years    10 Years

       Trust Shares          $  120        $  375      $  649    $ 1,432



Fund Summary, Investment Strategy and Risks

                              Income Equity Fund
Fund Summary
Investment Goal         To seek to achieve high current income and moderate
                        appreciation of capital primarily through investment
                        in income-producing equity securities
Investment Focus        Common and preferred stocks
Principal Investment Strategy Attempts to identify stocks that pay high dividends
Share Price Volatility  Moderate
Investment Strategy     The Huntington Income Equity Fund seeks to achieve
                        high current income and moderate appreciation of capital primarily through investment in income-producing equity securities.
                        The Adviser focuses primarily on equity securities and under normal circumstances invest at least 80% of its assets in equity securities, such as common stock and preferred stock, which have a history of increasing or paying high dividends. As an additional income source, the Adviser also invests in investment grade corporate debt obligations, such as bonds, notes and debentures. The Fund may also invest up to 10% of its total assets in debt obligations rated below investment grade (securities rated below BBB by standard & Poor's or Baa by Moody's). At least 65% of the Fund's total assets will be invested in income-producing equity securities. The Adviser selects securities which it believes will maintain or increase the Fund's current income while maintaining a price/earnings ratio below the market.
                        In evaluating the current yield of a security, the Adviser considers dividend growth to be most important, followed by capital appreciation. The
                        Adviser actively monitors market activity which impacts dividend decisions. In general, the Fund will sell a security when dividends are no longer expected to increase.
                        Because the Fund refers to equity securities in its name, it will notify shareholders at least 60 days in advance of any changes in its investment policies that would enable the Fund to normally invest less than 80% of its net assets in equity securities.
                        For more information about the Fund's investment strategies and a more complete description of the securities in which the Fund can invest, please see
                        "Additional Investment Strategies" and "Investment
                        Practices."

Fund Summary, Investment Strategy and Risks

                              Income Equity Fund

                                  continued


Investor Profile        Investors seeking capital appreciation potential with
                        higher current income and lower volatility than the
                        average stock fund
What are the main risks of    Loss of money is a risk of investing in the
                        Fund. In addition, your
investing in this Fund? investment in the Fund may be subject to the following principal risks:
                           Market Risk: The possibility that the Fund's stock holdings will decline in price because of a broad stock market decline. Stock markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.
                           Investment Style Risk: The possibility that the securities on which this Fund focuses -- the stocks of undervalued, dividend-paying companies -- will underperform other kinds of investments or market averages.
                           Interest Rate Risk: The possibility that the value of the Fund's investments will decline due to an increase in interest rates or that the Fund's yield will decrease due to a decrease in interest rates.
                           Credit Risk: The possibility that a bond issuer cannot make timely interest and principal payments on its bonds. The lower a bond's rating, the greater its credit risk.
                           The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you pay.
                           For more information about risks, please see the "Glossary of Investment Risks."

Fund Summary, Investment Strategy and Risks

                              Income Equity Fund

                                  continued
Performance Information
The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.
This bar chart shows changes in the performance of the Fund's Trust Shares from year to year. If sales charges had been reflected, its returns would be less than those shown below.*

Performance Bar Chart and Table  (TO COME)

*    The performance information above is based on a calendar year.



This table compares the Fund's average annual total returns for periods ended December 31, 2002, to those of the S&P 500 Index.

Best Quarter
Worst Quarter


Average Annual Total Returns (for the periods ended December 31, 2002)  (TO
COME)

                             1 Year   5 Years 10 Years      Since
                                                            Class
                                                            Inception

Income Equity
Fund--Trust Shares

Returns before taxes                                        *

Returns after taxes on                                      *
distributions(1)

Returns after taxes on
distributions and sales
of

Class A Shares(1)                                           *

S&P 500 Index(2)                                            +
  (1) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(K) plans.
  (2) The unmanaged S&P 500 Index generally reflects the performance of large companies in the U.S. stock market.
  *   Since 7/3/89.
  +   Since 7/31/89.

Fund Summary, Investment Strategy and Risks

                              Income Equity Fund

                                  continued
Fees and Expenses


The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

Shareholder Fees                                          Trust
(fees paid directly from your investment)                Shares

Maximum Sales Charge (Load) Imposed on Purchase
(as a percentage of offering price)                          0%
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)                         0%
Redemption Fee
(as a percentage of amount redeemed, if applicable)*         0%

Annual Fund Operating Expenses                             Trust
(expenses deducted from the Fund's assets)               Shares**

Investment Advisory Fees                                   0.60%
Distribution and/or Service (12b-1) Fees                   0.00%
Other Expenses                                             0.58%
Total Annual Fund Operating Expenses                       1.18%

*      Does not include any wire transfer fees, if applicable.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                              1 Year      3 Years     5 Years    10 Years

       Trust Shares          $  102        $  375      $  649    $ 1,432



Fund Summary, Investment Strategy and Risks

                            Rotating Markets Fund


Investment Goal         To seek capital appreciation.
Investment Focus        Common stocks and index-based securities
Principal Investment Strategy       Attempts to rotate investments to the
                        equity market segment that offers the greatest
                        potential for capital appreciation given current
                        economic conditions
Share Price Volatility  Moderate to High
Investment Strategy     The Huntington Rotating Markets Fund seeks to rotate
                        investments among equity market segments (small-cap, mid-cap, large-cap and international) as determined by the Fund's Adviser to offer the greatest potential for capital appreciation in a given market environment.
                        The Fund will pursue its objective, under normal market conditions, by investing (either directly or through the ownership of index-based securities, as described below) substantially all of its assets in the stocks that comprise the market segment selected by the Adviser. The Adviser will rotate among the small-cap, mid-cap, large-cap and international market segments. To determine which market segment offers the greatest potential for capital appreciation, the Adviser will use top-down analysis to evaluate broad economic trends, anticipate shifts in the business cycle, and determine which sectors or industries may benefit the most over the next 12 months. The Adviser will continuously monitor the market environment and may rotate the market segment when the Adviser determines that another market segment is more favorable given the current market environment.


Fund Summary, Investment Strategy and Risks


                            Rotating Markets Fund

                                  Continued

                        Index-based securities are exchange-traded securities that represent ownership in a long-term investment trust that holds a portfolio of common stocks designed to track the price performance and dividend yield of an index, such as the Russell 2000 Index, S&P 500 Index, or the NASDAQ-100 Index.

                        The equity market segments that the Fund's Adviser will rotate its investments include the small-cap, mid-cap, large-cap and international market segments. The small-cap market segment includes companies whose market capitalization at the time of purchase are within the market capitalization range of companies in a recognized independent index such as the Russell 2000 Index. As of June 30, 2002, the Russell 2000 Index statistics were as follows: the average market capitalization was approximately $490 million and the median market capitalization was approximately $395 million. The Russell 2000 Index has a total market capitalization range of approximately $128 million to $1.3 billion. The mid-cap market segment includes companies whose market capitalization at the time of purchase are within the market capitalization range of companies in a recognized independent index such as the Russell Midcap Index. As of June 30, 2002, the Russell Midcap Index statistics were as follows: the average market capitalization was approximately $ 3.6 billion and the median market capitalization was approximately $2.8 billion. The Russell Midcap Index has a total market capitalization range of approximately $1.3 billion to $ 10.8 billion. The large-cap market segment includes companies whose market capitalization at the time of purchase are within the market capitalization range of companies in a recognized independent index such as the S&P 500 Index. As of January 31, 2003, the S&P 500 Index statistics were as follows: the average market capitalization was approximately $73.6 billion and the median market capitalization was approximately $6.7 billion. The S&P 500 Index has a total market capitalization range of approximately $258 million to $253.7 billion. The international market segment comprises companies that are based throughout the world, including the United States.

                        For a more complete description of the securities in
                        which the Fund can invest, please see "Investment
                        Practices."
Investor Profile        Long-term investors seeking capital appreciation.
What are the main risks Loss of money is a risk of investing in the Fund. In addition, your
of investing in this Fund?    investment in the Fund may be subject to the
                        following principal risks:
What are the main risks of investing in this Fund?    Loss of money is a risk
                        of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

                           Market Risk: The possibility that the Fund's stock holdings will decline in price because of a broad stock market decline. Stock markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

                           Investment Style Risk: The possibility that the securities on which this Fund focuses -- the stocks of the broad-based equity index selected by the Adviser -- will underperform other kinds of investments or market averages.

Fund Summary, Investment Strategy and Risks

                            Rotating Markets Fund

                                  continued

                           Small-Cap Company Risk: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company's financial well-being may, for example, depend heavily on new products and/or a few products or services. Small companies often have less experienced management. In addition, investors may have limited flexibility to buy or sell small company stocks, as compared to those of larger firms. Small-cap stocks tend to be less liquid and more volatile than large cap stocks.

                           Foreign Investment Risk: Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar's value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. For instance, foreign governments may limit or prevent investors from transferring their capital out of a country. This may affect the value of your investment in the country that adopts such currency controls. Exchange rate fluctuations also may impair an issuer's ability to repay U.S. dollar denominated debt, thereby increasing credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete or inaccurate financial information about their issuers, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are greater in the emerging markets than in the developed markets of Europe and Japan.

                           Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that shareholders pay. The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you pay.

                           For more information about the Fund's investment strategies and risks, please see "Additional Investment Strategy" and the "Glossary of Investment Risks."

Fund Summary, Investment Strategy and Risks

                            Rotating Markets Fund

                                  continued
Performance Information
The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.
This bar chart shows changes in the performance of the Fund's Trust Shares from year to year. If sales charges had been reflected, its returns would be less than those shown below.*

Performance Bar Chart and Table  (TO COME)

*    The performance information above is based on a calendar year.



This table compares the Fund's average annual total returns for periods ended December 31, 2002, to those of the S&P 500 Index.

Best Quarter
Worst Quarter


Average Annual Total Returns (for the periods ended December 31, 2002)  (TO
COME)

                             1 Year     Since
                                        Class
                                        Inception

Rotating Markets
Fund--Trust Shares

Returns before taxes                        *

Returns after taxes on                      *
distributions(1)

Returns after taxes on
distributions and sales
of

Class A Shares(1)                           *

S&P 500 Index(2)                            +
  (1) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(K) plans.
  (2) The unmanaged S&P 500 Index generally reflects the performance of large companies in the U.S. stock market.
  *   Since 7/3/89.
  +   Since 7/31/89.

Fund Summary, Investment Strategy and Risks

                            Rotating Markets Fund

                                  continued
Fees and Expenses


The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

Shareholder Fees                                          Trust
(fees paid directly from your investment)                Shares

Maximum Sales Charge (Load) Imposed on Purchase
(as a percentage of offering price)                          0%
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)                         0%
Redemption Fee
(as a percentage of amount redeemed, if applicable)*         0%

Annual Fund Operating Expenses                             Trust
(expenses deducted from the Fund's assets)               Shares**

Investment Advisory Fees                                   0.50%
Distribution and/or Service (12b-1) Fees                   0.00%
Other Expenses                                             1.02%
Total Annual Fund Operating Expenses                       1.52%**

*      Does not include any wire transfer fees, if applicable.
**     Expense information has been restated to reflect current fees.


Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                1 Year      3 Years     5 Years    10 Years

       Trust Shares            $  155        $  480      $  829    $ 1,813


Fund Summary, Investment Strategy and Risks
                            Dividend Capture Fund


Fund Summary
Investment Goal         To seek total return on investment, with dividend
                        income as an important component of that return
Investment Focus        U.S. common stocks and covered option positions
                        relative to those stocks
Principal Investment Strategy Attempts to identify stocks that pay dividends and hedge against adverse market swings
Share Price Volatility  Moderate
Investment Strategy     The Huntington Dividend Capture Fund seeks total
                        return on investment, with dividend income as an important component of that return.
                        To pursue its primary goal, the Fund invests at least
                        65% of its assets in dividend-paying stocks that the Adviser believes are undervalued or out-of-favor. The
                        Adviser intends to invest in common stock, preferred stock and REIT's (real estate investment trusts) which pay high dividends. The Fund may invest in convertible bonds and other types of hybrid securities (securities that contain aspects of both stocks and bonds). As an additional income source, the Adviser will frequently purchase stocks in a short period prior to the ex-dividend date (the interval between the announcement and the payments of the next dividend).
                        The companies in which the Fund invests are generally mature, middle and large-capitalization U.S.
                        corporations. In-depth fundamental research (both quantitative and qualitative) confirms the value characteristics of individual stocks and evaluates the company's future prospects. Quantitative analysis is used to identify stocks that they believe are undervalued relative to the market and to the security's historic valuations. Factors considered will include fundamental factors such as earnings growth, cash flow and credit quality to identify the best companies. The Adviser then uses a qualitative stock selection model based on earnings expectations and supplemental valuation measures to narrow the list of stocks to the most attractive. The Fund may, under varying market conditions, employ various strategies which involve put and/or call option contracts.
                        The Adviser typically begins to pare down a position when the stock has declared an ex-dividend date or is at a valuation level that, in the Adviser's opinion, leaves little for investor gain. The Adviser may eliminate a stock from the Fund's portfolio if its long-term fundamentals become unfavorable.

Fund Summary, Investment Strategy and Risks
                            Dividend Capture Fund
                                  continued


                        The Fund actively trades its portfolio securities in
                        an attempt to achieve its investment objective.
                        Active trading will cause the Fund to have an
                        increased portfolio turnover rate, which is likely to
                        generate shorter-term gains (losses) for its
                        shareholders, which are taxed at a higher rate than
                        longer-term gains (losses). Actively trading
                        portfolio securities increases the Fund's trading
                        costs and may have an adverse impact on the Fund's
                        performance.
                        The Fund may, from time to time, take temporary
                        defensive positions that are inconsistent with the
                        Fund's principal investment strategies in attempting
                        to respond to adverse market, economic, political or
                        other conditions. In these and in other cases, the
                        Fund may not achieve its investment objective.
                        For a more complete description of the securities in
                        which the Fund can invest, please see "Investment
                        Practices."
Investor Profile        Investors seeking capital appreciation with the
                        potential for higher current income than the average
                        stock fund
What are the main risks of    Loss of money is a risk of investing in the
                        Fund. In addition, your
investing in this Fund? investment in the Fund may be subject to the following principal risks:
                           Market Risk: The possibility that the Fund's stock holdings will decline in price because of a broad stock market decline. Stock markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.
                           Investment Style Risk: The possibility that the securities on which this Fund focuses -- the stocks of undervalued, dividend-paying companies -- will underperform other kinds of investments or market averages.
                           Basis Risk: Financial instruments such as options or futures contacts derive their value from an underlying asset such as shares in common stock and price volatility. This relationship between derivative instruments and underlying securities is known as the basis. Basis risk arises when derivative instruments and underlying securities do not fluctuate to the same degree as expected based on historical trends or models.
                           For more information about risks, please see the "Glossary of Investment Risks."

Fund Summary, Investment Strategy and Risks
                            Dividend Capture Fund
                                  continued
Performance Information
The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.
This bar chart shows changes in the performance of the Fund's Trust Shares from year to year. If sales charges had been reflected, its returns would be less than those shown below.*

Performance Bar Chart and Table  (TO COME)

*    The performance information above is based on a calendar year.



This table compares the Fund's average annual total returns for periods ended December 31, 2002, to those of the S&P 500 Index.

Best Quarter
Worst Quarter


Average Annual Total Returns (for the periods ended December 31, 2002)  (TO
COME)

                             1 Year     Since
                                        Class
                                        Inception

Dividend Capture
Fund--Trust Shares

Returns before taxes                        *

Returns after taxes on                      *
distributions(1)

Returns after taxes on
distributions and sales
of

Class A Shares(1)                           *

S&P 500 Index(2)                            +
  (1) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(K) plans.
  (2) The unmanaged S&P 500 Index generally reflects the performance of large companies in the U.S. stock market.
  *   Since 7/3/89.
  +   Since 7/31/89.

Fund Summary, Investment Strategy and Risks
                            Dividend Capture Fund
                                  continued
Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

Shareholder Fees                                          Trust
(fees paid directly from your investment)                Shares

Maximum Sales Charge (Load) Imposed on Purchase
(as a percentage of offering price)                          0%
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)                         0%
Redemption Fee
(as a percentage of amount redeemed, if applicable)*         0%

Annual Fund Operating Expenses                             Trust
(expenses deducted from the Fund's assets)               Shares**

Investment Advisory Fees                                   0.75%
Distribution and/or Service (12b-1) Fees                   0.00%
Other Expenses                                             0.91%
Total Annual Fund Operating Expenses                       1.66%**

*      Does not include any wire transfer fees, if applicable.
**     Expense information has been restated to reflect current fees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                              1 Year      3 Years     5 Years    10 Years

       Trust Shares          $  169        $  523      $  902    $ 1,965



Fund Summary, Investment Strategy and Risks
                          International Equity Fund


Fund Summary
Investment Goal         To seek total return
Investment Focus        Equity securities of companies based outside the U.S.
Principal Investment Strategy Attempts to identify equity securities of companies based outside the U.S. with the best
                        potential for superior long-term investment returns
Share Price Volatility  High
Investment Strategy     The Fund's investment objective is to obtain a total
                        return on its assets. The Fund's total return will consist of two components: (1) changes in the market value of its portfolio securities (both realized and unrealized appreciation); and (2) income received from its portfolio securities. The Fund expects that changes in market value will comprise the largest component of its total return. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.
                        This investment objective may be changed by the Fund's Trustees without shareholder approval.
                        The Fund pursues its investment objective by investing at least 80% of its assets in equity securities, 65% of which will be invested in companies based outside the U.S. The Adviser manages the Fund based on the view that international equity markets are inefficient at pricing securities and that careful security selection offers the best potential for superior long-term investment returns.
                        The Adviser uses a "bottom-up" approach to stock selection and evaluates industry and country exposure to be consistent with a top-down approch. The
                        Adviser attempts to purchase securities with value characteristics consistent with an overall assessment of the economic environment in which the underlying company operates.
                        The Adviser ranks the relative valuation and recent price performance of a universe of companies. The
                        Adviser then evaluates the most attractively valued portion of this universe using such factors as the as the company's price-to-earnings ratio, enterprise value, organic growth rates versus growth through acquisition, product niche and management quality.
                        The Adviser also reviews the company's financial statements and forecasts of earnings. Based on this information, the Adviser evaluates the sustainability of the company's current growth trends and potential catalysts for increased valuation, based on the company's potential to add economic value to the enterprise.

Fund Summary, Investment Strategy and Risks
                          International Equity Fund
                                  continued


                        The Adviser frequently identifies benchmarks for
                        certain securities such as return on invested capital
                        and market implied growth rates, price-to-earnings
                        ratios or stock prices. When those benchmarks are
                        achieved, the Adviser will often consider selling all
                        or a portion of the Fund's holdings to lock in
                        profit. Holdings will also be sold if they fail to
                        meet performance expectations or better investment
                        opportunities are identified.
                        With respect to the Fund's investments in developed
                        markets, companies may be grouped together in broad
                        categories called business sectors. The Adviser may
                        emphasize certain business sectors in the portfolio
                        that exhibit stronger growth potential or higher
                        profit margins. The Fund will not invest more than
                        20% of its assets in companies located in emerging
                        markets. In selecting emerging markets countries in
                        which to invest, the Adviser reviews the country's
                        economic outlook, its interest and inflation rates,
                        and the political and foreign exchange risk of
                        investing in a particular country. The Adviser then
                        analyzes companies located in particular emerging
                        market countries.
                        The Fund may temporarily depart from its principal
                        investment strategies by investing its assets in
                        cash, cash items, and shorter-term, higher quality
                        debt securities and similar obligations. It may do
                        this to minimize potential losses and maintain
                        liquidity to meet shareholder redemptions during
                        adverse market conditions. This may cause the Fund to
                        give up greater investment returns to maintain the
                        safety of principal, that is, the original amount
                        invested by shareholders.
                        Because the Fund refers to equity securities of
                        International companies in its name, it will notify
                        shareholders at least 60 days in advance of any
                        changes in its investment policies that would enable
                        the Fund to normally invest less than 80% of its net
                        assets in equity securities of International
                        companies.
                        For a more complete description of the securities in
                        which the Fund can invest, please see "Investment
                        Practices."
Investor Profile        Investors who want total return, are willing to
                        accept the increased risks of international investing
                        for the possibility of higher returns, and want
                        exposure to a diversified portfolio of international
                        stocks
What are the main risks of    Loss of money is a risk of investing in the
                        Fund. In addition, your
investing in this Fund? investment in the Fund may be subject to the following principal risks:
                           Market Risk: The possibility that the Fund's stock holdings may decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Fund Summary, Investment Strategy and Risks
                          International Equity Fund
                                  continued


                           Investment Style Risk: The possibility that the securities on which this Fund focuses -- the stocks of foreign companies -- may underperform other kinds of investments or the market as a whole. Currency Risks: Exchange rates for currencies fluctuate daily. Foreign securities are normally denominated and traded in foreign currencies. As a result, the value of the Fund's foreign investments and the value of its Shares may be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar. The combination of currency risk and market risks tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S. Additionally, the Fund makes significant investments in securities denominated in the Euro, the single currency of the European Monetary Union (EMU). Therefore, the exchange rate between the Euro and the U.S. dollar will have a significant impact on the value of the Fund's investments.
                           Foreign Investment Risk: Investing in foreign markets involves greater risk than investing in the United States. Foreign securities may be affected by such factors as fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse. Emerging market securities may be even more susceptible to these risks.
                           Custodial Services and Related Investment Costs:
                           Custodial services and other costs relating to investment in international securities markets are generally more expensive than in the U.S. Such markets have settlement and clearance procedures that differ from those in the U.S. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. The inability of the Fund to make intended securities purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. The inability to dispose of a portfolio security caused by settlement problems could result either in losses to the Fund due to a subsequent decline in value of the portfolio security or could result in possible liability to the Fund. In addition, security settlement and clearance procedures in some emerging countries may not fully protect the Fund against loss or theft of its assets.
                           For more information about risks, please see the "Glossary of Investment Risks."

Fund Summary, Investment Strategy and Risks
                          International Equity Fund
                                  continued
Performance Information
The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.
This bar chart shows changes in the performance of the Fund's Trust Shares from year to year. If sales charges had been reflected, its returns would be less than those shown below.*

Performance Bar Chart and Table  (TO COME)

*    The performance information above is based on a calendar year.



This table compares the Fund's average annual total returns for periods ended December 31, 2002, to those of the MSCI EAFE.

Best Quarter
Worst Quarter


Average Annual Total Returns (for the periods ended December 31, 2002)  (TO
COME)

                             1 Year     5 Years   10 Years  Since
                                                            Class
                                                            Inception

International Equity
Fund--Trust Shares

Returns before taxes                                            *

Returns after taxes on                                          *
distributions(1)

Returns after taxes on
distributions and sales
of

Class A Shares(1)                                               *

MSCI EAFE(2)                                                    +
  (1) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(K) plans.
(2) The MSCI-EAFE is an unmanaged market capitalization-weighted equity index comprising 20 of the 48 countries in the Morgan Stanley Capital International (MSCI) universe and representing the developed world outside of North America.
  *   Since 7/3/89.
  +   Since 7/31/89.

Fund Summary, Investment Strategy and Risks
                          International Equity Fund
                                  continued
Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

Shareholder Fees                                          Trust
(fees paid directly from your investment)                Shares

Maximum Sales Charge (Load) Imposed on Purchase
(as a percentage of offering price)                          0%
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)                         0%
Redemption Fee
(as a percentage of amount redeemed, if applicable)*         0%

Annual Fund Operating Expenses                             Trust
(expenses deducted from the Fund's assets)               Shares**

Investment Advisory Fees                                   1.00%
Distribution and/or Service (12b-1) Fees                   0.00%
Other Expenses                                             0.84%
Total Annual Fund Operating Expenses                       1.84%**

*      Does not include any wire transfer fees, if applicable.
**     Expense information has been restated to reflect current fees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                             1 Year      3 Years     5 Years    10 Years

       Trust Shares         $  187        $  579      $  995    $ 2,159



Fund Summary, Investment Strategy and Risks
                            Mid Corp America Fund
Fund Summary
Investment Goal         To seek long-term capital appreciation by investing
                        primarily in equity securities of companies that are
                        either included in the Russell 3000 Index or have
                        market capitalizations within the range of such
                        included companies
Investment Focus        Common stocks
Principal Investment Strategy Attempts to identify companies with outstanding growth characteristics
Share Price Volatility  Moderate to high
Investment Strategy     The Huntington Mid Corp America Fund seeks long-term
                        capital appreciation by investing primarily in a diversified portfolio of securities consisting of common stocks and securities convertible into common stocks such as convertible bonds and convertible preferred stocks. To pursue this goal, the Fund invests primarily in common stocks of companies with market capitalizations at the time of purchase in the range of companies in the Russell 3000 Index. The
                        Fund will mainly focus on the 2000 companies with market capitalization in the middle of the Russell
                        3000 Index and will normally not invest in the 500 companies with the smallest market capitalization or 500 companies with the largest market capitalization.
                        The Russell 3000 Index represents the top 3,000
                        NASDAQ, NYSE, and AMEX U.S. domiciled stocks as ranked by their market capitalization. As of June 30, 2001, the Russell 3000 Index statistics were as follows: the average market capitalization was approximately $4.6 billion and the median market capitalization was approximately $732 million. The index had a total market capitalization range of approximately $487 billion to $147 million.
                        In managing the Fund's portfolio, the Adviser emphasizes both growth and value in seeking small cap to mid cap companies with above-average growth potential or with temporarily depressed prices. As a result, the Fund will invest in a blend of both
                        "growth" and "value" stocks. Factors the Adviser typically considers is selecting individual securities include fundamental analysis, valuation techniques, and technical analysis. Fundamental analysis will focus on qualitative aspects of the company's product, management, and competitive strategy. Valuation techniques include quantitative screens to review historical earnings, revenue, and cash flow. Technical analysis will be deployed as it relates to the timing of trading the securities. This process will be utilized to identify the most attractive companies in each industry and to evaluate the growth potential of these companies. On an ongoing basis, the Adviser monitors the Fund's existing positions to determine benefits of retaining a particular security.

Fund Summary, Investment Strategy and Risks
                            Mid Corp America Fund
                                  continued


                        The Adviser will apply a top down strategy,
                        industries weighted relative to the benchmark and the
                        market outlook. Portfolio optimization programs will
                        be deployed to enhance risk return potential.  These
                        programs analyze and characterize the industry
                        exposure of multi-industry companies in an attempt to
                        balance the industry diversification of the portfolio
                        to achieve certain risk/return models.
                        The Fund may employ option strategies which utilize
                        puts and/or calls although these strategies are not
                        the primary means by which the Adviser seeks to add
                        value.
                        The Fund actively trades its portfolio securities in
                        an attempt to achieve its investment objective.
                        Active trading will cause the Fund to have an
                        increased portfolio turnover rate, which is likely to
                        generate shorter-term gains (losses) for its
                        shareholders, which are taxed at a higher rate than
                        longer-term gains (losses). Actively trading
                        portfolio securities increases the Fund's trading
                        costs and may have an adverse impact on the Fund's
                        performance.
                        The Fund may, from time to time, take temporary
                        defensive positions that are inconsistent with the
                        Fund's principal investment strategies in attempting
                        to respond to adverse market, economic, political or
                        other conditions. In these and in other cases, the
                        Fund may not achieve its investment objective.
                        The Fund may also invest in certain other equity
                        securities in addition to those described above. For
                        a more complete description of the various securities
                        in which the Fund may invest, please see the
                        Additional Investment Strategies and Risks or consult
                        the SAI.
                        For a more complete description of the securities in
                        which the Fund can invest, please see "Investment
                        Practices."
Investor Profile        Long-term investors seeking capital appreciation
What are the main risks of    Loss of money is a risk of investing in the
                        Fund. In addition, your
investing in this Fund? investment in the Fund may be subject to the following principal risks:
                           Market Risk: The possibility that the Fund's stock holdings may decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices.
                           The value of your investment will tend to increase or decrease in response to these movements. Small/Mid Cap Stock Risk: To the extent that the Fund invests in small cap and mid cap stocks, it takes on additional risks. Small cap and mid cap stocks tend to be less liquid and more volatile than large cap stocks. Smaller companies tend to depend heavily on new products and/or a few products or services and often have less experienced management.
                           Investment Style Risk: The possibility that the market segment on which this Fund focuses -- value and growth stocks of primarily small to mid cap companies -- will underperform other kinds of investments or market averages.
                           For more information about risks, please see the "Glossary of Investment Risks."

Fund Summary, Investment Strategy and Risks
                            Mid Corp America Fund
                                  continued
Performance Information
The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.
This bar chart shows changes in the performance of the Fund's Trust Shares from year to year. If sales charges had been reflected, its returns would be less than those shown below.*

Performance Bar Chart and Table  (TO COME)

*    The performance information above is based on a calendar year.

This table compares the Fund's average annual total returns for periods ended
 December 31, 2002, to those of the S&P 400 Index and the Russell Midcap Index. The Fund's benchmark index, which had formerly been the S&P 400, has now been changed to the Russell Midcap Index.

Best Quarter
Worst Quarter


Average Annual Total Returns (for the periods ended December 31, 2002)  (TO
COME)

                             1 Year     Since
                                        Class
                                        Inception

International Equity
Fund--Trust Shares

Returns before taxes                        *

Returns after taxes on                      *
distributions(1)

Returns after taxes on
distributions and sales
of

Class A Shares(1)                           *

S&P 400 Index(2)                            +

Russell Mid Cap Index(3)                   ++
  (1) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(K) plans.
  (2) The unmanaged S&P 500 Index generally reflects the performance of large companies in the U.S. stock market.
  *   Since 7/3/89.
  +   Since 7/31/89.
++     Since .12/31/02


Fund Summary, Investment Strategy and Risks
                            Mid Corp America Fund
                                  continued
Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

Shareholder Fees                                          Trust
(fees paid directly from your investment)                Shares

Maximum Sales Charge (Load) Imposed on Purchase
(as a percentage of offering price)                          0%
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)                         0%
Redemption Fee
(as a percentage of amount redeemed, if applicable)*         0%

Annual Fund Operating Expenses                             Trust
(expenses deducted from the Fund's assets)               Shares**

Investment Advisory Fees                                   0.75%
Distribution and/or Service (12b-1) Fees                   0.00%
Other Expenses                                             0.66%
Total Annual Fund Operating Expenses                       1.41%

*      Does not include any wire transfer fees, if applicable.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                            1 Year      3 Years     5 Years    10 Years

       Trust Shares        $  144        $  446      $  771    $ 1,691



Fund Summary, Investment Strategy and Risks
                               New Economy Fund


Fund Summary
Investment Goal         To seek capital appreciation by investing primarily
                        in equity securities of companies engaged in
                        developing products, processes, or services that
                        provide technological or scientific advances and
                        efficiencies
Investment Focus        Common stocks of companies engaged in advancing
                        innovations in products, services or processes,
                        generally or a scientific or technological nature.
Principal Investment Strategy Long-term capital appreciation
Share Price Volatility  High
Investment Strategy     The Huntington New Economy Fund seeks capital
                        appreciation by investing primarily in a diversified portfolio of securities consisting of common stocks and securities convertible into common stocks such as convertible bonds and convertible preferred stocks.
                        Under normal market conditions, the Fund invests at least 65% of total assets in the equity securities of U.S. and, to a lesser extent, foreign technology and scientific companies.
                        "New economy" companies are those that are substantially engaged in developing products, processes, or services that provide technological or scientific advances. Those companies may be in any of a variety of industries, such as computer hardware, software, electronic components and systems, telecommunications, Internet, media information services companies, biotechnology, robotics, and energy replacement. They also may include companies in more traditional industries, such as certain consumer products retailers, that have extensively used technological or scientific advances to develop new or to improve products or processes and make them more efficient.
                        The Fund generally takes a growth approach to selecting stocks, looking for companies that appear poised to grow because of new products, technology or management, as well as new companies that are in the developmental stage. Factors in identifying these companies may include the quality of management, financial strength, a strong position relative to competitors and a stock price that appears reasonable relative to its expected growth rate. The Fund may invest in companies of any size, including small, high growth companies. The Fund also may invest in companies whose shares are being, or recently have been, offered to the public for the first time.
                        The Fund reserves the right to invest up to 35% of total assets in other securities, such as, corporate bonds and government securities.
                        The Fund actively trades its portfolio securities in an attempt to achieve its investment objective.
                        Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases the Fund's trading costs and may have an adverse impact on the Fund's performance.

Fund Summary, Investment Strategy and Risks
                               New Economy Fund
                                  continued


                        The Fund may, from time to time, take temporary
                        defensive positions that are inconsistent with the
                        Fund's principal investment strategies in attempting
                        to respond to adverse market, economic, political or
                        other conditions. In these and in other cases, the
                        Fund may not achieve its investment objective.
                        For a more complete description of the securities in
                        which the Fund can invest, please see "Investment
                        Practices."
Investor Profile        Long-term investors seeking capital appreciation
What are the main risks of    Loss of money is a risk of investing in the
                        Fund. In addition, your
investing in this Fund? investment in the Fund may be subject to the following principal risks:
                           Market Risk: The possibility that the Fund's stock holdings will decline in price because of a broad stock market decline. Stock markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.
                           Investment Style Risk: The possibility that the securities on which this Fund focuses -- the stocks of companies focusing on technological and scientific advancements -- will underperform other kinds of investments or market averages. The securities in which the Fund invests may be more vulnerable than most stocks to the obsolescence of existing technology, expired patents, short product cycles, price competition, market saturation and new market entrants and may fluctuate in price more widely and rapidly than the market as a whole. These securities may underperform other types of stocks or be difficult to sell when the economy is not robust, during market downturns, or when technology or scientific stocks are out of favor.
                           Growth Stock Risk: The price of most growth stocks are based on future expectations. As a result, those stocks tend to be more sensitive than value stocks to negative earnings surprises and changes in internal growth rates. Growth stocks in particular may underperform during periods when the market favors value stocks.
                           For more information about risks, please see the "Glossary of Investment Risks."

Fund Summary, Investment Strategy and Risks
                               New Economy Fund
                                  continued
Performance Information
The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.
This bar chart shows changes in the performance of the Fund's Trust Shares from year to year. If sales charges had been reflected, its returns would be less than those shown below.*

Performance Bar Chart and Table  (TO COME)

*    The performance information above is based on a calendar year.



This table compares the Fund's average annual total returns for periods ended
 December 31, 2002, to those of the Russell 3000 Growth Index.

Best Quarter
Worst Quarter


Average Annual Total Returns (for the periods ended December 31, 2002)  (TO
COME)

                             1 Year     Since
                                        Class
                                        Inception

International Equity
Fund--Trust Shares

Returns before taxes                        *

Returns after taxes on                      *
distributions(1)

Returns after taxes on
distributions and sales
of

Class A Shares(1)                           *

Russell 3000 Growth                         +
Index(2)
  (1) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(K) plans.
(2) The Russell 3000 Growth Index measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. The stocks in this index are also members of either the Russell 1000 Growth of the Russell 2000 Growth indices.
  *   Since 7/3/89.
  +   Since 7/31/89.

Fund Summary, Investment Strategy and Risks
                               New Economy Fund
                                  continued
Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

Shareholder Fees                                          Trust
(fees paid directly from your investment)                Shares

Maximum Sales Charge (Load) Imposed on Purchase
(as a percentage of offering price)                          0%
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)                         0%
Redemption Fee
(as a percentage of amount redeemed, if applicable)*         0%

Annual Fund Operating Expenses                             Trust
(expenses deducted from the Fund's assets)               Shares**

Investment Advisory Fees                                   0.85%
Distribution and/or Service (12b-1) Fees                   0.00%
Other Expenses                                             1.09%
Total Annual Fund Operating Expenses                       1.94%**

*      Does not include any wire transfer fees, if applicable.
**     Expense information has been restated to reflect current fees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                             1 Year      3 Years     5 Years    10 Years

       Trust Shares         $  197        $  609      $1,047    $ 2,264



Fund Summary, Investment Strategy and Risks
                             Situs Small Cap Fund
Fund Summary
Investment Goal         To seek long-term capital appreciation
Investment Focus        Diversified portfolio of equity securities of small
                        capitalization companies
Principal Investment Strategy Attempts to identify domestic and foreign companies whose geographic, political, and/or
                        demographic situs positions them to outperform other
                        companies
Share Price Volatility  Moderate to High
Investment Strategy     The Huntington Situs Small Cap Fund seeks long-term
                        capital appreciation by investing primarily in equity securities of small capitalization companies. Equity securities include common stocks, preferred stocks and securities convertible into common stocks such as convertible bonds and convertible preferred stocks which, if rated, will be investment grade at the time of investment.
                        Under normal market conditions, the Adviser invests at least 80% of the Fund's assets in equity securities of small capitalization companies. Small capitalization companies are defined as those companies with a market capitalization, at the time of investment, that is included in the S&P Small Cap
                        600 Index (as of ________, the smallest company in the index had a market capitalization of $XX million, the largest company had a market capitalization of $XXXX billion and the weighted average market capitalization was $XXX million). Up to 20% of the Fund's assets may be invested in equity securities of mid- to large-capitalization companies. The Fund may also invest up to 20% of its assets in foreign securities, including ADRs, GDRs and EDRs, as defined in the "Investment Practices" section.
                        In managing the Fund's portfolio, the Adviser emphasizes both growth and value in seeking small cap companies with above-average growth potential or with temporarily depressed prices. As a result, the Fund invests in a blend of both "growth" and "value" stocks. The Adviser utilizes a screening process that identifies companies based on situs, which is one or more geographical locations that are positioned and likely to allow the companies to outperform those in other locations. Examples of situs advantages include favorable political, social or economic factors or population demographics, such as a state or country that is reducing taxes or experiencing beneficial demographic changes. For instance, the Fund may invest in a certain type of company located in a state that is reducing its business tax because the tax reduction may result in lower costs for the company and allow it to sell products more competitively at lower prices or realize a higher profit on sales. Similarly, if a state is experiencing a growing population, then certain types of financial services companies or real estate-related investments may benefit from the service needs and housing demands of this population growth.
                        The Adviser also employs fundamental analysis, valuation techniques, and technical analysis.
                        Fundamental analysis focuses on qualitative aspects of the company's product, management, and competitive strategy.Valuation techniques include quantitative screens to review historical earnings, revenue, and cash flow. Technical analysis will be deployed as it relates to the timing of trading the securities.This process is utilized to identify the most attractive companies and to evaluate the growth potential of these companies. On an ongoing basis, the Adviser monitors the Fund's existing positions to determine benefits of retaining a particular security.


Fund Summary, Investment Strategy and Risks

                             Situs Small Cap Fund
                                  continued

                        The Adviser applies a top down strategy in stock
                        selection to evaluate broad economic trends,
                        anticipate shifts in the business cycle, and
                        determine which sectors, industries or markets may
                        provide relatively higher performance. The Adviser
                        also uses portfolio optimization programs to enhance
                        risk/return potential. These programs analyze and
                        characterize the industry exposure of multi-industry
                        companies in an attempt to balance the industry
                        diversification of the portfolio to achieve certain
                        risk/return models. The Fund may employ option
                        strategies which utilize puts and/or calls although
                        these strategies are not the primary means by which
                        the Adviser seeks to add value.
                        The Fund's foreign investments are generally in
                        developed countries. Companies in developed countries
                        may be grouped together in broad categories called
                        business sectors. The Adviser may emphasize certain
                        business sectors in the portfolio that exhibit
                        stronger growth potential or higher profit margins.
                        The Fund may choose to invest up to 20% of its assets
                        in companies located in emerging markets. In
                        selecting emerging market countries, the Adviser
                        reviews the country's economic outlook, its interest
                        and inflation rates, and the political and foreign
                        exchange risk of investing in a particular country.
                        The Adviser then analyzes companies located in
                        particular emerging market countries.
                        The Fund actively trades its portfolio securities in
                        an attempt to achieve its investment goal. Active
                        trading will cause the Fund to have an increased
                        portfolio turnover rate, which is likely to generate
                        shorter-term gains (losses) for its shareholders,
                        which are taxed at a higher rate than longer-term
                        gains (losses).Actively trading portfolio securities
                        increases the Fund's trading costs and may have an
                        adverse impact on the Fund's performance.
                        The Fund may, from time to time, take temporary
                        defensive positions that are inconsistent with the
                        Fund's principal investment strategies in attempting
                        to respond to adverse market, economic, political or
                        other conditions. In these and in other cases, the
                        Fund may not achieve its investment objective.
                        Because the Fund refers to equity securities of small
                        capitalization companies in its name, it will notify
                        shareholders at least 60 days in advance of any
                        changes in its investment policies that would enable
                        the Fund to normally invest less than 80% of its net
                        assets in equity securities of small capitalization
                        companies.
                        The Fund may also invest in certain other equity
                        securities in addition to those described above,
                        although none are anticipated to be principal
                        investments.
                        For a more complete description of the securities in
                        which the Fund can invest, please see "Investment
                        Practices."
Investor Profile        Long-term investors seeking capital appreciation
What are the main risks       Loss of money is a risk of investing in the
                        Fund. In addition, your investment in
of investing in this Fund?    the Fund may be subject to the following
                        principal risks:
                           Small Company Risk: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established.A small company's financial well-being may, for example, depend heavily on just a few products or services. In addition, investors may have limited flexibility to buy or sell small company stocks, as compared to those of larger firms.

Fund Summary, Investment Strategy and Risks

                             Situs Small Cap Fund
                                  continued

                           Market Risk: The possibility that the Fund's stock holdings may decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices.The value of your investment will tend to increase or decrease in response to these movements.
                           Investment Style Risk: The possibility that the market segment on which this Fund focuses--value and growth stocks of primarily smaller companies in both domestic and foreign markets--will underperform other kinds of investments or market averages. Foreign Investment Risk: Investing in foreign markets involves greater risk than investing in the United States. Foreign securities may be affected by such factors as fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse. Emerging market securities may be even more susceptible to these risks.
                           For more information about risks, please see the "Glossary of Investment Risks."


Fund Summary, Investment Strategy and Risks

                             Situs Small Cap Fund
                                  continued

Performance Information
This section would normally include a bar chart and table showing how the Fund has performed and how performance has varied from year to year. A performance bar chart and table for the Fund will be provided after the Fund has been in operation for a full calendar year.

Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

Shareholder Fees                                          Trust
(fees paid directly from your investment)                Shares

Maximum Sales Charge (Load) Imposed on Purchase
(as a percentage of offering price)                          0%
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)                         0%
Redemption Fee
(as a percentage of amount redeemed, if applicable)*         0%

Annual Fund Operating Expenses                             Trust
(expenses deducted from the Fund's assets)               Shares**

Investment Advisory Fees                                   0.75%
Distribution and/or Service (12b-1) Fees                   0.00%
Other Expenses(1)                                          1.15%
Total Annual Fund Operating Expenses                       1.90%**

*      Does not include any wire transfer fees, if applicable.
**     Expense information has been restated to reflect current fees.
(1) Other expenses are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                             1 Year      3 Years     5 Years    10 Years

       Trust Shares         $  193        $  597      $1,026    $ 2,222



Fund Summary, Investment Strategy and Risks
                           Mortgage Securities Fund


Fund Summary
Investment Goal         To seek to achieve current income
Investment Focus        Mortgage-related securities, including REITs
Principal Investment Strategy Invests in mortgage-related securities, including REITs
Share Price Volatility  Moderate
Investment Strategy     The Huntington Mortgage Securities Fund seeks to
                        achieve current income.
                        The Adviser invests, under normal circumstances, at least 80% of the Fund's assets in mortgage-related securities, including mortgage Real Estate Investment
                        Trusts ("REITs"). The Adviser especially focuses on securities which it expects to be less susceptible to prepayment of principal. The Adviser endeavors to maintain a dollar-weighted average portfolio life for the Fund of between two and ten years. The Fund may also invest up to 20% of its assets in equity REITs.
                        The Fund will indirectly bear its proportionate share of expenses incurred by REITs in which the Fund invests in addition to the expenses incurred directly by the Fund.
                        In making its investment decisions, the Adviser considers various economic factors, Federal Reserve policy, interest rate trends and spreads between different types of fixed income securities. In managing the portfolio, the Adviser monitors the Fund's cash flow, maturities and interest payments and tracks a variety of other portfolio security statistics.
                        Mortgage-related securities are securities, including derivative mortgage securities such as collateralized mortgage obligations (CMOs), whose income is generated by payments of principal and interest on pools of mortgage loans and mortgage REITs.
                        REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interest. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity
                        REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling property that has appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code (the Code).
                        For more information about the Fund's investment strategies and a more complete description of the securities in which the Fund can invest, please see
                        "Additional Investment Strategies" and "Investment
                        Practices."

Fund Summary, Investment Strategy and Risks
                           Mortgage Securities Fund
                                  continued


Investor Profile        Investors willing to accept the risk of a moderate
                        amount of fluctuation in the value of their
                        investment for the benefit of a higher total return
                        potential
What are the main risks of    Loss of money is a risk of investing in the
                        Fund. In addition, your
investing in this Fund? investment in the Fund may be subject to the following principal risks:
                           Interest Rate Risk: The possibility that the value of the Fund's investments will decline due to an increase in interest rates or that the Fund's yield will decrease due to a decrease in interest rates.
                           Credit Risk: The possibility that a bond issuer cannot make timely interest and principal payments on its bonds. The lower a bond's rating, the greater its credit risk.
                           Prepayment & Call Risk: If a significant number of the mortgages underlying a mortgage-backed bond are refinanced, the bond may be "prepaid." Call risk is the possibility that, during periods of declining interest rates, a bond issuer will "call" -- or repay -- higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates, thus reducing income. Rapid changes in prepayment and call rates can cause bond prices and yields to be volatile.
                           Extension Risk: As interest rates rise,
                           mortgage-related securities tend to mature later, thus effectively converting shorter-term securities into more volatile long-term securities. This will also affect the Adviser's ability to manage the average life of the Fund. Real Estate/REIT Risk: The Fund's investments in REITs are subject to the same risks as direct investments in real estate. Real estate values rise and fall in response to many factors, including local, regional and national economic conditions, the demand for rental property, and interest rates. In addition, REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.
                           Prepayment/Call Risk and Extension Risk are more pronounced with respect to derivative mortgage securities and can result in reduced liquidity. The principal derivative mortgage securities in which the Fund invests are collateralized mortgage obligations (CMOs).
                           The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you pay.
                           For more information about risks, please see the "Glossary of Investment Risks."

Fund Summary, Investment Strategy and Risks
                           Mortgage Securities Fund
                                  continued
Performance Information
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.
This bar chart shows changes in the performance of the Fund's Trust Shares from year to year. If sales charges had been reflected, its returns would be less than those shown below.*

Performance Bar Chart and Table  (TO COME)

*    The performance information above is based on a calendar year.

This table compares the Fund's average annual total returns for periods ended December 31, 2002, to those of the Lehman Brothers Mortgage-Backed Securities Index.

Best Quarter
Worst Quarter


Average Annual Total Returns (for the periods ended December 31, 2002)  (TO
COME)

                                                                     Since
                                               1 Year      5 Years   Inception*

Mortgage Securities Fund--Trust Shares

Returns before taxes

Returns after taxes on distributions(1)

Returns after taxes on distributions and sales(1)

Lehman Brothers Mortgage-Backed Securities                             +
Index(2)
  (1) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(K) plans.
  (2) The unmanaged Lehman Brothers Mortgage-Backed Securities Index is generally representative of the mortgage-backed securities market as a whole.
  *   Since 6/2/92.
  +   Since 6/30/92.


Fund Summary, Investment Strategy and Risks
                           Mortgage Securities Fund
                                  continued
Fees and Expenses


The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

Shareholder Fees                                          Trust
(fees paid directly from your investment)                Shares

Maximum Sales Charge (Load) Imposed on Purchase
(as a percentage of offering price)                          0%
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)                         0%
Redemption Fee
(as a percentage of amount redeemed, if applicable)*         0%

Annual Fund Operating Expenses                             Trust
(expenses deducted from the Fund's assets)               Shares**

Investment Advisory Fees                                   0.50%
Distribution and/or Service (12b-1) Fees                   0.00%
Other Expenses                                             0.69%
Total Annual Fund Operating Expenses                       1.19%**

*      Does not include any wire transfer fees, if applicable.
**     Expense information has been restated to reflect current fees.


Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                              1 Year      3 Years     5 Years    10 Years

       Trust Shares          $  121        $  378      $  654    $ 1,443



Fund Summary, Investment Strategy and Risks
                              Ohio Tax-Free Fund


Fund Summary
Investment Goal         To seek to provide current income exempt from federal
                        income tax and Ohio personal income taxes
Investment Focus        Ohio municipal securities
Principal Investment Strategy Invests primarily in investment-grade Ohio municipal securities
Share Price Volatility  Low to Moderate
Investment Strategy     The Huntington Ohio Tax-Free Fund seeks to provide
                        current income exempt from federal income tax and Ohio state income taxes.
                        The Adviser invests substantially all of the assets of the Ohio Tax-Free Fund in Ohio tax-exempt securities. As a matter of fundamental policy, under normal circumstances, the Fund will invest its assets so that, at least 80% of the income it distributes will be exempt from federal income tax and Ohio state income tax. The securities selected by the Adviser are: (i) rated in one of the top four categories by a Nationally Recognized Statistical Rating
                        Organization; or (ii) not rated, but deemed by the Adviser to be of comparable quality. In addition, these securities will have remaining maturities of no more than 15 years and the Fund's anticipated duration will be between two and 10 years. The
                        Adviser also establishes a desired yield level for new issues relative to U.S. Treasury securities.
                        In managing the portfolio, the Adviser attempts to diversify the Fund's holdings within Ohio as much as possible. In selecting securities, the Adviser monitors economic activity and interest rate trends, reviews financial information relating to each issuer and looks for attractively priced issues.
                        For temporary defensive or liquidity purposes, the Fund may invest in securities the interest on which is subject to federal income tax or Ohio personal income taxes.
                        Ohio tax-exempt securities are debt obligations which
                        (i) are issued by or on behalf of the state of Ohio or its respective authorities, agencies, instrumentalities and political subdivisions, and
                        (ii) produce interest which, in the opinion of bond counsel at the time of issuance, is exempt from federal income tax and Ohio personal income taxes.
                        For more information about the Fund's investment strategies and a more complete description of the securities in which the Fund can invest, please see
                        "Additional Investment Strategies" and "Investment
                        Practices."

Fund Summary, Investment Strategy and Risks
                              Ohio Tax-Free Fund
                                  continued


Investor Profile        Ohio residents seeking income exempt from federal and
                        state income taxes
What are the main risks of    Loss of money is a risk of investing in the
                        Fund. In addition, your
investing in this Fund? investment in the Fund may be subject to the following principal risks:
                           State Specific Risk: By concentrating its investments in Ohio, the Fund may be more vulnerable to unfavorable developments in that state than funds that are more geographically diversified. The economy of Ohio is largely concentrated in agriculture, motor vehicles and equipment, steel, rubber products and household appliances, and therefore tends to be more cyclical than some other states and the nation as a whole.
                           Diversification Risk: As a non-diversified fund, the Fund may invest a greater percentage of its assets in the securities of a single issuer than do other mutual funds, therefore Fund performance can be significantly affected by the performance of one or a small number of issuers.
                           Interest-Rate Risk: The possibility that the value of the Fund's investments will decline due to an increase in interest rates or that the Fund's yield will decrease due to a decrease in interest rates.
                           Credit Risk: The possibility that a bond issuer cannot make timely interest and principal payments on its bonds. The lower a bond's rating, the greater its credit risk.
                           Prepayment & Call Risk: If a significant number of the mortgages underlying a mortgage-backed bond are refinanced, the bond may be "prepaid." Call risk is the possibility that, during periods of declining interest rates, a bond issuer will "call" -- or repay -- higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates, thus reducing income. Rapid changes in prepayment and call rates can cause bond prices and yields to be volatile.
                           The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you pay.
                           For more information about risks, please see the "Glossary of Investment Risks."

Fund Summary, Investment Strategy and Risks
                              Ohio Tax-Free Fund
                                  continued
Performance Information
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.
This bar chart shows changes in the performance of the Fund's Trust Shares from year to year. If sales charges had been reflected, its returns would be less than those shown below.*

Performance Bar Chart and Table  (TO COME)

*    The performance information above is based on a calendar year.

This table compares the Fund's average annual total returns for periods ended December 31, 2002, to those of the Lehman Brothers 7-Year Municipal Bond Index.

------------------------------------------------------
Best Quarter
------------------------------------------------------
------------------------------------------------------
Worst Quarter
------------------------------------------------------

------------------------------------------------------------------------------

Average Annual Total Returns (for the periods ended December 31, 2002) (TO
COME)

                                                                        Since
                                         1 Year  5 Years 10 Years    Inception*

Ohio Tax-Free Fund -- Trust Shares

Returns before taxes

Returns after taxes on distributions(1)

Returns after taxes on distributions and sales(1)

Lehman Brothers 7-Year Municipal Bond                                      (3)
Index
  (1) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(K) plans.
  (2) The unmanaged Lehman Brothers Mortgage-Backed Securities Index is generally representative of the mortgage-backed securities market as a whole.
  (3) The index start of performance date is 10/31/88.
o     Since 10/18/88.

Fund Summary, Investment Strategy and Risks
                              Ohio Tax-Free Fund
                                  continued
Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

Shareholder Fees                                          Trust
(fees paid directly from your investment)                Shares

Maximum Sales Charge (Load) Imposed on Purchase
(as a percentage of offering price)                          0%
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)                         0%
Redemption Fee
(as a percentage of amount redeemed, if applicable)*         0%

Annual Fund Operating Expenses                             Trust
(expenses deducted from the Fund's assets)               Shares**

Investment Advisory Fees                                   0.50%
Distribution and/or Service (12b-1) Fees                   0.00%
Other Expenses                                             0.67%
Total Annual Fund Operating Expenses                       1.17%**

*      Does not include any wire transfer fees, if applicable.
**     Expense information has been restated to reflect current fees.


Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                            1 Year      3 Years     5 Years    10 Years

       Trust Shares        $  119        $  372      $  644    $ 1,420



Fund Summary, Investment Strategy and Risks
                            Michigan Tax-Free Fund


Fund Summary
Investment Goal         To seek to provide investors with current income
                        exempt from both federal and Michigan personal income
                        taxes
Investment Focus        Michigan municipal securities
Principal Investment Strategy Invests primarily in investment-grade Michigan municipal securities
Share Price Volatility  Low to Moderate
Investment Strategy     The Huntington Michigan Tax-Free Fund seeks to
                        provide investors with current income exempt from
                        both federal and Michigan state income taxes.
                        As a matter of fundamental policy, under normal
                        circumstances, the Fund will invest its assets so
                        that at least 80% of the income it distributes will
                        be exempt from federal income tax and Michigan state
                        income tax. In addition, at least 80% of the Fund's
                        annual income will be exempt from the alternative
                        minimum tax. The securities selected by the Adviser
                        for investment will have remaining maturities of no
                        more than 15 years and the Fund's anticipated
                        duration will be between two and 10 years. The
                        Adviser also establishes a desired yield level for
                        new issues relative to U.S. Treasury securities.
                        In managing the portfolio, the Adviser attempts to
                        diversify the Fund's holdings within Michigan as much
                        as possible. In selecting securities, the Adviser
                        monitors economic activity and interest rate trends,
                        reviews financial information relating to each issuer
                        and looks for attractively priced issues.
                        For temporary defensive or liquidity purposes, the
                        Fund may invest in securities the interest on which
                        is subject to federal income tax or Michigan personal
                        income taxes.
                        Michigan tax-exempt securities are debt obligations
                        which (i) are issued by or on behalf of the state of
                        Michigan or its respective authorities, agencies,
                        instrumentalities and political subdivisions, and
                        (ii) produce interest which, in the opinion of bond
                        counsel at the time of issuance, is exempt from
                        federal income tax and Michigan personal income taxes.
                        For more information about the Fund's investment
                        strategies and a more complete description of the
                        securities in which the Fund can invest, please see
                        "Additional Investment Strategies" and "Investment
                        Practices."
Investor Profile        Michigan residents seeking income exempt from federal
                        and state income taxes
What are the main risks of    Loss of money is a risk of investing in the
                        Fund. In addition, your
investing in this Fund? investment in the Fund may be subject to the following principal risks:
                           State Specific Risk: By concentrating its investments in Michigan, the Fund may be more vulnerable to unfavorable developments in that state than funds that are more geographically diversified. The economy of Michigan is principally dependent upon three sectors: manufacturing (particularly durable goods, automotive products and office equipment), tourism and agriculture. It, therefore, tends to be more cyclical than some other states and the nation as a whole.
                           Diversification Risk: As a non-diversified fund, the Fund may invest a greater percentage of its assets in the securities of a single issuer than do other mutual funds, therefore Fund performance can be significantly affected by the performance of one or a small number of issuers.
                           Interest Rate Risk: The possibility that the value of the Fund's investments will decline due to an increase in interest rates or that the Fund's yield will decrease due to a decrease in interest rates.

Fund Summary, Investment Strategy and Risks
                            Michigan Tax-Free Fund
                                  continued


                           Credit Risk: The possibility that a bond issuer cannot make timely interest and principal payments on its bonds. The lower a bond's rating, the greater its credit risk.
                           Prepayment & Call Risk: If a significant number of the mortgages underlying a mortgage-backed bond are refinanced, the bond may be "prepaid." Call risk is the possibility that, during periods of declining interest rates, a bond issuer will "call" -- or repay -- higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates, thus reducing income. Rapid changes in prepayment and call rates can cause bond prices and yields to be volatile.
                           The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you pay.
                           For more information about risks, please see the "Glossary of Investment Risks."

Fund Summary, Investment Strategy and Risks
                            Michigan Tax-Free Fund
                                  continued
Performance Information
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.
This bar chart shows changes in the performance of the Fund's Trust Shares from year to year. If sales charges had been reflected, its returns would be less than those shown below.*

Performance Bar Chart and Table  (TO COME)

*    The performance information above is based on a calendar year.

Best Quarter
Worst Quarter
This table compares the Fund's average annual total returns for periods ended December 31, 2002, to those of the Lehman Brothers 7-Year Municipal Bond Index (LB7MB).



Average Annual Total Returns (for the periods ended December 31, 2002) (TO
COME)

                                                           Since Class
                              1 Year  5 Years 10 Years     Inception

Michigan Tax-Free
Fund(1) -- Trust Shares

Returns before taxes                                       *

Returns after taxes on                                     *
distributions(2)

Returns after taxes on
distributions and sales

of Fund shares(2)                                          *

Lehman Brothers 7-Year                                     +
Municipal Bond Index(3)
  (1) Performance data includes the performance of the FMB Michigan Tax-Free Bond Fund for the period prior to its consolidation with the Huntington Michigan Tax-Free Fund on 4/13/1998.
  (2) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assume a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assume all shares were redeemed at the end of each measurement period, and show the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(K) plans.
  (3) The unmanaged Lehman Brothers 7-Year Municipal Bond Index is comprised of intermediate term, investment grade, tax-exempt bonds with maturities between 6 and 8 years.
  *   Since 12/2/91.
  +   Since 12/31/91.
Fund Summary, Investment Strategy and Risks
                            Michigan Tax-Free Fund
                                  continued
Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

Shareholder Fees                                          Trust
(fees paid directly from your investment)                Shares

Maximum Sales Charge (Load) Imposed on Purchase
(as a percentage of offering price)                          0%
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)                         0%
Redemption Fee
(as a percentage of amount redeemed, if applicable)*         0%

Annual Fund Operating Expenses                             Trust
(expenses deducted from the Fund's assets)               Shares**

Investment Advisory Fees                                   0.50%
Distribution and/or Service (12b-1) Fees                   0.00%
Other Expenses                                             0.83%
Total Annual Fund Operating Expenses                       1.33%**

*      Does not include any wire transfer fees, if applicable.
**     Expense information has been restated to reflect current fees.


Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                          1 Year      3 Years     5 Years    10 Years

       Trust Shares      $  135        $  421      $  729    $ 1,601



Fund Summary, Investment Strategy and Risks
                         Fixed Income Securities Fund


Fund Summary
Investment Goal         To seek to achieve high current income through
                        investment in fixed income securities where the
                        average maturity of the Fund will not exceed 10 years
Investment Focus        U.S. government obligations, corporate debt
                        securities, mortgage backed securities
Principal Investment Strategy Focuses on investment-grade fixed income securities that produce a high level of income.
                        Securities will be investment grade at the time of
                        purchase.  However, if a security is downgraded below
                        investment grade after the time of purchase, the
                        Adviser will reevaluate the security, but will not be
                        required to sell it.
Share Price Volatility  Moderate
Investment Strategy     The Huntington Fixed Income Securities Fund seeks to
                        achieve high current income through investment in fixed income securities where the average maturity of the Fund will not exceed 10 years.
                        The Adviser, under normal circumstances, invests at least 80% of the Fund's assets in fixed income securities, principally by investing in a combination of corporate debt, such as bonds, notes and debentures, and obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities. The selection of corporate debt obligations is limited to those: (i) rated in one of the top four categories by a Nationally Recognized
                        Statistical Rating Organization or (ii) not rated, but deemed by the Adviser to be of comparable quality. Securities will be investment grade at the time of purchase. However, if a security is downgraded below investment grade after the time of purchase, the Adviser will reevaluate the security, but will not be required to sell it. Within these parameters, the Adviser focuses on securities which offer the highest level of income. Securities will be investment grade at the time of purchase. However, if a security is downgraded below investment grade after the time of purchase, the Adviser will reevaluate the security, but will not be required to sell it. For all types of investments, the Adviser considers various economic factors, Federal Reserve policy, interest rate trends, spreads between different types of fixed income securities and the credit quality of existing holdings.
                        In managing the portfolio, the Adviser monitors the Fund's cash flow, maturities and interest payments and tracks a variety of other portfolio security statistics. The Adviser also follows closely new issue and secondary activity in the corporate debt market.
                        Because the Fund refers to fixed income securities in its name, it will notify shareholders at least 60 days in advance of any changes in its investment policies that would enable the Fund to normally invest less than 80% of its net assets in fixed income securities.
                        For more information about the Fund's investment strategies and a more complete description of the securities in which the Fund can invest, please see
                        "Additional Investment Strategies" and "Investment
                        Practices."

Fund Summary, Investment Strategy and Risks
                         Fixed Income Securities Fund
                                  continued


Investor Profile        Investors willing to accept the risk of a moderate
                        amount of fluctuation in the value of their
                        investment for the benefit of a higher total return
                        potential
What are the main risks of    Loss of money is a risk of investing in the
                        Fund. In addition, your
investing in this Fund? investment in the Fund may be subject to the following principal risks:
                           Interest Rate Risk: The possibility that the value of the Fund's investments will decline due to an increase in interest rates or that the Fund's yield will decrease due to a decrease in interest rates.
                           Credit Risk: The possibility that a bond issuer cannot make timely interest and principal payments on its bonds. The lower a bond's rating, the greater its credit risk.
                           Prepayment & Call Risk: If a significant number of the mortgages underlying a mortgage-backed bond are refinanced, the bond may be "prepaid." Call risk is the possibility that, during periods of declining interest rates, a bond issuer will "call" -- or repay -- higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates, thus reducing income. Rapid changes in prepayment and call rates can cause bond prices and yields to be volatile.
                           The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you pay.
                           For more information about risks, please see the "Glossary of Investment Risks."

Fund Summary, Investment Strategy and Risks
                         Fixed Income Securities Fund
                                  continued
Performance Information
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Trust Shares from year to year. If sales charges had been reflected, its returns would be less than those shown below.*

Performance Bar Chart and Table

*    The performance information above is based on a calendar year.

Best Quarter
Worst Quarter
This table compares the Fund's average annual total returns for periods ended December 31, 2002, to those of the Lehman Brothers Intermediate U.S. Government/Credit Index.

Average Annual Total Returns (for the periods ended December 31, 2002)  (TO
COME)


                                                                        Since
                                                                        Class

                                           1 Year  5 Years 10 Years Inception

Fixed Income Securities Fund -- Trust Shares

Returns before taxes                                                    *

Returns after taxes on distributions(1)                                 *

Returns after taxes on distributions and sales

of Class A Shares(1)                                                    *

Lehman Brothers Intermediate U.S.                                       +
Government/Credit Index(2)
  (1) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(K) plans.
(2) The unmanaged Lehman Brothers Intermediate U.S. Government/Credit Index is comprised of government and investment-grade corporate debt securities of intermediate and long-term maturities.
  *   Since 7/3/89.
  +   Since 7/31/89.

Fund Summary, Investment Strategy and Risks
                         Fixed Income Securities Fund
                                  continued

Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

Shareholder Fees                                          Trust
(fees paid directly from your investment)                Shares

Maximum Sales Charge (Load) Imposed on Purchase
(as a percentage of offering price)                          0%
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)                         0%
Redemption Fee
(as a percentage of amount redeemed, if applicable)*         0%

Annual Fund Operating Expenses                             Trust
(expenses deducted from the Fund's assets)               Shares**

Investment Advisory Fees                                   0.50%
Distribution and/or Service (12b-1) Fees                   0.00%
Other Expenses                                             0.59%
Total Annual Fund Operating Expenses                       1.08%**

*      Does not include any wire transfer fees, if applicable.
**     Expense information has been restated to reflect current fees.


Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                              1 Year      3 Years     5 Years    10 Years

       Trust Shares          $  110        $  343      $  595    $ 1,317



Fund Summary, Investment Strategy and Risks
                           Intermediate Government
                                 Income Fund


Fund Summary
Investment Goal         To seek to provide investors with a high level of
                        current income
Investment Focus        U.S. government obligations, mortgage backed
                        securities
Principal Investment Strategy Focuses on U.S. government obligations and mortgage-related securities with maturities between
                        three and ten years that produce a high level of
                        income
Share Price Volatility  Low to Moderate
Investment Strategy     The Huntington Intermediate Government Income Fund
                        seeks to provide investors with a high level of current income.
                        The Adviser invests primarily in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, including mortgage-related securities. The Adviser, under normal circumstances, invests at least 80% of the Fund's assets in U.S.
                        government securities. The Fund will maintain a dollar-weighted average maturity of not less than three nor more than ten years. Within this range, the Adviser focuses on securities which offer the highest level of income. In general, in order to reduce volatility during periods of interest rate fluctuation, the Adviser invests in securities with a wide range of intermediate maturities. For all types of investments, the Adviser considers various economic factors, Federal Reserve policy, interest rate trends and spreads between different types of fixed income securities.
                        In managing the portfolio, the Adviser monitors the Fund's cash flow, maturities and interest payments and tracks a variety of other portfolio security statistics.
                        Mortgage-related securities are securities, including derivative mortgage securities such as collateralized mortgage obligations (CMOs), whose income is generated by payments of principal and interest on pools of mortgage loans.
                        Because the Fund refers to U.S. government securities in its name, it will notify shareholders at least 60 days in advance of any changes in its investment policies that would enable the Fund to normally invest less than 80% of its net assets in U.S.
                        government securities.
                        For more information about the Fund's investment strategies and a more complete description of the securities in which the Fund can invest, please see
                        "Additional Investment Strategies" and "Investment
                        Practices."

Fund Summary, Investment Strategy and Risks
                           Intermediate Government
                                 Income Fund
                                  continued


Investor Profile        Investors willing to accept the risk of a low to
                        moderate amount of fluctuation in the value of their
                        investment for the benefit of a higher total return
What are the main risks of    Loss of money is a risk of investing in the
                        Fund. In addition, your
investing in this Fund? investment in the Fund may be subject to the following principal risks:
                           Interest Rate Risk: The possibility that the value of the Fund's investments will decline due to an increase in interest rates or that the Fund's yield will decrease due to a decrease in interest rates.
                           Prepayment & Call Risk: If a significant number of the mortgages underlying a mortgage-backed bond are refinanced, the bond may be "prepaid." Call risk is the possibility that, during periods of declining interest rates, a bond issuer will "call" -- or repay -- higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates, thus reducing income. Rapid changes in prepayment and call rates can cause bond prices and yields to be volatile. Reinvestment Risk: As prepayment increases as a result of lower interest rates, the proceeds from maturing mortgage-related securities will be reinvested at lower interest rates, thus reducing income.
                           Extension Risk: As interest rates rise, mortgage-related securities tend to mature later, thus effectively converting shorter-term securities into more volatile long-term securities. This will also affect the Adviser's ability to manage the average life of the Fund. The above risks are more pronounced with respect to derivative mortgage securities and can result in reduced liquidity. The principal derivative mortgage securities in which the Intermediate Government Income Fund invests are collateralized mortgage obligations (CMOs).
                           The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you pay.
                           For more information about risks, please see the "Glossary of Investment Risks."

Fund Summary, Investment Strategy and Risks
                           Intermediate Government
                                 Income Fund
                                  continued
Performance Information
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Trust Shares from year to year. If sales charges had been reflected, its returns would be less than those shown below.*

Performance Bar Chart and Table  (TO COME)

*    The performance information above is based on a calendar year.

Best Quarter
Worst Quarter
This table compares the Fund's average annual total returns for periods ended December 31, 2002, to those of the Lehman Brothers Intermediate
Government/Credit Index.



Average Annual Total Returns (for the periods ended December 31, 2002)  (TO
COME)


                                                                          Since
                                                                          Class

                                           1 Year  5 Years  10 Years Inception

Intermediate Government Income Fund(1)--

Trust Shares

Returns before taxes                                                      *

Returns after taxes on distributions(2)                                   *

Returns after taxes on distribution and
sales

of Class A Shares(2)                                                      *

Lehman Brothers Intermediate Government/

Credit Index(3)                                                           +
  (1) Performance data includes the performance of the FMB Intermediate Government Income Fund for the period prior to its consolidation with the Huntington Intermediate Government Income Fund on 4/13/98.
  (2) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(K) plans.
  (3) The unmanaged Lehman Brothers Intermediate Government/Credit Index is comprised of government and investment-grade corporate debt securities of intermediate and long-term maturities.
  *   Since 12/2/91.
  +   Since 12/31/91.
Fund Summary, Investment Strategy and Risks
                           Intermediate Government
                                 Income Fund
                                  continued
Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

Shareholder Fees                                          Trust
(fees paid directly from your investment)                Shares

Maximum Sales Charge (Load) Imposed on Purchase
(as a percentage of offering price)                          0%
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)                         0%
Redemption Fee
(as a percentage of amount redeemed, if applicable)*         0%

Annual Fund Operating Expenses                             Trust
(expenses deducted from the Fund's assets)               Shares**

Investment Advisory Fees                                   0.50%
Distribution and/or Service (12b-1) Fees                   0.00%
Other Expenses                                             0.60%
Total Annual Fund Operating Expenses                       1.10%**

*      Does not include any wire transfer fees, if applicable.
**     Expense information has been restated to reflect current fees.


Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                               1 Year      3 Years     5 Years    10 Years

       Trust Shares            $  112        $  350      $  606    $ 1,340



Fund Summary, Investment Strategy and Risks
                           Short/Intermediate Fixed
                            Income Securities Fund


Fund Summary
Investment Goal         To seek to achieve current income through investment
                        in fixed income securities with a maximum maturity or
                        average life for individual issues of 5 years or less
                        at the time of purchase and a dollar-weighted average
                        portfolio maturity of more than 2 but less than 5
                        years
Investment Focus        U.S. Government obligations and investment-grade
                        corporate debt securities
Principal Investment Strategy Focuses on fixed income securities with maturities of less than 5 years that produce a high
                        level of income.
Share Price Volatility  Low to Moderate
Investment Strategy     The Huntington Short/Intermediate Fixed Income
                        Securities Fund seeks to achieve current income through investment in fixed income securities with a maximum maturity or average life for individual issues of 5 years or less at the time of purchase and a dollar-weighted average portfolio maturity of more than 2 but less than 5 years.
                        The Adviser invests primarily in corporate debt and U.S. Government securities. The selection of corporate debt obligations is limited to those: (i) rated in one of the top four categories by a Nationally Recognized Statistical Rating Organization or (ii) not rated, but deemed by the Adviser to be of comparable quality. Securities will be investment grade at the time of purchase. However, if a security is downgraded below investment grade after the time of purchase, the Adviser will reevaluate the security, but will not be required to sell it. For all types of investments, the Adviser considers various economic factors, Federal Reserve policy, interest rate trends, spreads between different types of fixed income securities and the credit quality of existing holdings.
                        In managing the portfolio, the Adviser monitors the Fund's cash flow, maturities and interest payments and tracks a variety of other portfolio security statistics. The Adviser also follows closely new issue and secondary activity in the corporate debt market.
                        For more information about the Fund's investment strategies and a more complete description of the securities in which the Fund can invest, please see
                        "Additional Investment Strategies" and "Investment
                        Practices."

Fund Summary, Investment Strategy and Risks
                           Short/Intermediate Fixed
                            Income Securities Fund
                                  continued

Investor Profile        Investors willing to accept the risk of a low to
                        moderate amount fluctuation of their investment for
                        the benefit of a higher total return
What are the main risks of    Loss of money is a risk of investing in the
                        Fund. In addition, your
investing in this Fund? investment in the Fund may be subject to the following principal risks:
                           Interest Rate Risk: The possibility that the value of the Fund's investments will decline due to an increase in interest rates or that the Fund's yield will decrease due to a decrease in interest rates.
                           Credit Risk: The possibility that a bond issuer cannot make timely interest and principal payments on its bonds. The lower a bond's rating, the greater its credit risk.
                           The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you pay.
                           For more information about risks, please see the "Glossary of Investment Risks."

Fund Summary, Investment Strategy and Risks
                           Short/Intermediate Fixed
                            Income Securities Fund
                                  continued

Performance Information
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.
This bar chart shows changes in the performance of the Fund's Trust Shares from year to year. If sales charges had been reflected, its returns would be less than those shown below.*

Performance Bar Chart and Table  (TO COME)

*    The performance information above is based on a calendar year.

Best Quarter
Worst Quarter
This table compares the Fund's average annual total returns for periods ended 12/31/01, to those of the Merrill Lynch 1-5 Year Government/Credit Index.



Average Annual Total Returns (for the periods ended December 31, 2002) (TO
COME)

                                                                   Since Class
                                     1 Year    5 Years   10 Years  Inception*

Short/Intermediate Fixed Income Securities

Fund -- Trust Shares

Returns before taxes

Returns after taxes on distributions(1)

Returns after taxes on distributions and sales

Merrill Lynch 1-5 Year Government/Credit                                    +
Index(2)
  (1) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(K) plans.
  (2) The unmanaged Merrill Lynch 1-5 Year Government/Credit Index is comprised of government and investment-grade corporate debt securities with maturities between one and five years.
  *   Since 7/3/89.
  +   Since 7/31/89.


Fund Summary, Investment Strategy and Risks
                           Short/Intermediate Fixed
                            Income Securities Fund
                                  continued

Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

Shareholder Fees                                          Trust
(fees paid directly from your investment)                Shares

Maximum Sales Charge (Load) Imposed on Purchase
(as a percentage of offering price)                          0%
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)                         0%
Redemption Fee
(as a percentage of amount redeemed, if applicable)*         0%

Annual Fund Operating Expenses                             Trust
(expenses deducted from the Fund's assets)               Shares**

Investment Advisory Fees                                   0.50%
Distribution and/or Service (12b-1) Fees                   0.00%
Other Expenses                                             0.57%
Total Annual Fund Operating Expenses                       1.07%**

*      Does not include any wire transfer fees, if applicable.
**     Expense information has been restated to reflect current fees.


Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                              1 Year      3 Years     5 Years    10 Years

       Trust Shares           $  109        $  340      $  590    $ 1,306


Shareholder Information
Before you invest, we encourage you to carefully read the Fund profiles included in this prospectus and consider which Funds are appropriate for your particular financial situation, risk tolerance and goals. As always, your financial representative can provide you with valuable assistance in making this decision. He or she can also help you choose which of the Fund share classes we offer is right for you.

Choosing a Share Class
The Huntington Funds offers different classes of Fund Shares, each of which has different expenses and other characteristics. One class of Fund Shares -- Trust -- is offered in this prospectus. Three other classes of Fund Shares -- Investment A Shares, Investment B Shares, and Interfund Shares of the Money Market Fund are offered in separate prospectuses. To choose the one that is best suited to your needs and goals, consider the amount of money you want to invest, how long you expect to invest it and whether you plan to make additional investments. The following are some of the main characteristics of Trust Shares:

Trust Shares
o No sales charges.
o No Distribution (12b-1) fees
o Available only to fiduciary, advisory, agency and other similar clients of The Huntington National Bank, its affiliates or correspondent banks.
For the actual past expenses of the Trust Shares, see the individual Fund profiles earlier in this prospectus.

The Funds also offer Investment A Shares, Investment B Shares, and the Money Market Fund offers Interfund Shares. Each of these classes has its own expense structure. Investment A and Investment B Shares are available to investors who are not otherwise eligible for Trust Shares. Interfund Shares are available only for purchase by the Huntington Equity Funds and the Huntington Income Funds.


                          Distribution of the Funds
Edgewood Services, Inc., whose address is 5800 Corporate Drive, Pittsburgh, PA 15237, serves as the Distributor of the Funds offered by this Prospectus.


                              Purchasing Shares
You may purchase Trust Shares of the Money Market Funds offered by this prospectus on any business day when the Federal Reserve Bank, the New York Stock Exchange and the principal bond markets (as recommended by the Bond Market Association) are open, and as discussed below. You may purchase Trust Shares of all other Funds offered by this prospectus on any business day when both the Federal Reserve Bank and the New York Stock Exchange are open.

What Shares Cost
  Money Market Funds
The offering price of a Trust Share is its net asset value (determined after the order is considered received). The Trust calculates the net asset value per share for each Money Market Fund offered in this prospectus twice a day, at 10:30 a.m. Eastern time for the Ohio Municipal Money Market Fund and the Florida Tax-Free Money Fund and at 1:00 p.m. Eastern Time for the Money Market Fund and the U.S. Treasury Money Market Fund and as of the close of regular trading on the New York Stock Exchange (normally, 4:00 p.m. Eastern
Time) for each Money Market Fund, on each day that the Exchange is open.

In addition, the Money Market Funds reserve the right to allow the purchase, redemption, and exchange of shares on any other day on which regular trading in money market instruments is taking place. On any day that the bond markets close early, such as days in advance of holidays or in the event of any emergency, the Money Market Funds reserve the right to advance the time net asset value is determined and by which purchase, redemption, and exchange orders must be received on that day, to the time of such closing. Please call the Huntington Funds at (800) 253-0412, if you have any questions about purchasing shares.

The Trust attempts to stabilize the net asset value per share for each of the Money Market Funds at $1.00 per share by valuing its portfolio securities using the amortized cost method. These valuation methods are more fully described in the Trust's Statement of Additional Information.

Your order for purchase is priced at the next net asset value calculated after your order is received. With regard to investments in the Money Market Fund or the U.S. Treasury Money Market Fund, you will begin earning dividends on the day your order is received if the Trust receives payment in federal funds before 1:00 p.m. (Eastern Time). The applicable cut-off time for the Ohio Municipal Money Market Fund and the Florida Tax-Free Money Fund is 10:30 a.m. (Eastern Time). Investments in the money market funds made by check, ACH or SIP are considered received when the payment is converted to federal funds (normally the next business day).

  All Other Funds
The offering price of a Trust Share is its net asset value (determined after the order is considered received). The Trust calculates the net asset value per share for each Fund (other than the Money Market Funds) offered in this prospectus as of the close of regular trading on the New York Stock Exchange (normally, 4:00 p.m. Eastern Time) on each day that the Exchange is open.

The Trust calculates net asset value for each of the Funds (other than the Money Market Funds) offered by this prospectus by valuing securities held based on market value. These valuation methods are more fully described in the Trust's Statement of Additional Information.

Your order for purchase is priced at the next net asset value calculated after your order is received. In order to purchase Trust Shares of a Fund (other than the Money Market Funds) on a particular day, the Trust must receive payment before 4:00 p.m. (Eastern Time) that day.

Additional Information
Orders placed through an intermediary, such as your Huntington Account Administrator or The Huntington Investment Company, must be received and transmitted to the Trust before the applicable cut-off time in order for shares to be purchased that day. It is the intermediary's responsibility to transmit orders promptly, however, you should allow sufficient time for orderly processing and transmission.

The Trust reserves the right to suspend the sale of shares of any of the Funds temporarily and the right to refuse any order to purchase shares of any of the Funds.

If the Trust receives insufficient payment for a purchase, it will cancel the purchase and may charge you a fee. In addition, you will be liable for any losses incurred by the Trust in connection with the transaction.

How to Buy Trust Shares
1.    Minimum investment requirements:
    o$1,000 for initial investments outside the Systematic Investment Program o$500 for subsequent investments o$50 for initial and subsequent investments through the Systematic
     Investment Program
2.    Call
    oYour Huntington Account Administrator
3.    Make Payment
    oBy check payable to the applicable Huntington Fund--Trust Shares to:
     Huntington Funds
     P.O. Box 6110
     Indianapolis, IN 46206-6110

Note: Checks must be made payable to the Huntington Funds. Third party checks will not be accepted.

     (The Trust will treat your order as having been received once the Trust receives your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Trust, or the Trust's transfer agent.)

      OR

    oBy Federal funds wire to:
     Huntington National Bank NA
     ABA #044000024
     Huntington Funds
     Account #01892195216
     Shareholder Name
     Shareholder Account Number

     (The Trust will treat your order as having been received immediately upon receipt by the Trust's transfer agent)

      OR

    oThrough the Systematic Investment Program
     (Once you become a participant in the Program, your investments will be made automatically at your requested intervals)

Other methods of acceptable payment are discussed in the Statement of Additional Information.

Systematic Investment Program
You may invest on a regular basis in Trust Shares of one or more Funds offered by this Prospectus through the Systematic Investment Program. To participate, you must open an account with the Trust by calling (800) 253-0412, request and complete and application, and invest at least $50 at periodic intervals.

Once you have signed up for the Program, the Trust will automatically withdraw money from your bank account and invest it in Trust Shares of the Fund you specify. Your participation in the Program may be canceled if you do not maintain sufficient funds in your bank account to pay for your investment.


                              Exchanging Shares
  Money Market Funds
On any business day when the Federal Reserve Bank, the New York Stock Exchange, and the principal bond markets are open, you may exchange Trust Shares of the Funds for Trust Shares of any other Huntington Fund offering such shares and as discussed under "What Shares Cost - Money Market Funds.

  All Other Funds
On any business day when both the Federal Reserve Bank and the New York Stock Exchange are open, you may exchange Shares of all other Huntington Funds for the same class of Shares of any other Huntington Fund offering such shares.

  Additional Information
In order to exchange Trust Shares on a particular day, the Trust must receive your request before 4:00 p.m. (Eastern Time) that day. The information in this Prospectus refers only to the Funds offered herein. Please refer to the prospectus that corresponds to the Fund you are exchanging.

The Trust may terminate or modify the exchange privilege at any time. In the case of termination or material changes other than the elimination of applicable sales charges, you will be given 60 days' prior notice.

An exchange is treated as a sale for federal income tax purposes and, depending on the circumstances, you may realize a short or long-term capital gain or loss.

The Statement of Additional Information contains more information about exchanges.

How to Exchange Shares
1. Satisfy the minimum account balance requirements oYou must maintain the required minimum account balance in the Fund out of which you are exchanging shares.
2. Call (You must have completed the appropriate section on your account application)
    oHuntington Funds at (800) 253-0412
    oThe Huntington Investment Company at (800) 322-4600 oYour Huntington Account Administrator
      OR

  Write
    oHuntington Funds
     P.O. Box 6110
     Indianapolis, IN 46206-6110
3.    Provide the required information
    oSpecify that you are exchanging OUT OF Trust Shares of the designated fund.
    oYour account number
    oThe name and address on your account
    oThe dollar amount or number of shares to be exchanged oName of the Fund into which you wish to make the exchange (exchange INTO) oYour signature (for written requests)
     (For corporations, executors, administrators, trustees and guardians, and in certain other special circumstances, telephone exchanges will not be available and you will need a signature guarantee in order to make an exchange)


                               Redeeming Shares
  Money Market Funds
You may redeem Trust Shares of the Funds offered by this prospectus on any business day when the Federal Reserve Bank, the New York Stock Exchange and the principal bond markets are open, and for the Money Market Funds, as discussed under "What shares cost - Money Market Funds."

  All Other Funds
You may redeem Trust Shares of all other Funds offered by this prospectus on any business day when both the Federal Reserve Bank and the New York Stock Exchange are open.

  Additional Information
The price at which the Trust will redeem a Trust Share will be its net asset value (determined after the order is considered received). The Trust calculates the net asset value per share for each Fund offered in this Prospectus as of the close of business of the New York Stock Exchange (generally 4:00 p.m. Eastern Time).

For Money Market Fund shareholders who request redemptions prior to (1:00 p.m. (Eastern Time) for the Money Market Fund and the U.S. Treasury Money Market Fund and prior to 10:30 a.m. (Eastern Time) for the Ohio Municipal Money Market Fund and the Florida Tax-Free Money Fund), usually the proceeds will be wired on the same day or a check will be mailed on the following business day. For Money Market Fund shareholders who request redemptions after the cut-off time mentioned above and for Bond Fund and Equity Fund shareholders, usually proceeds will be wired or a check will be mailed the following business day after net asset value is next determined. Redemption requests made through The Huntington Investment Company or a Huntington Account Administrator will be promptly submitted to the Trust. Proceeds are wired to an account designated in writing by the shareholder at any domestic commercial bank which is a member of the Federal Reserve System. Proceeds to be paid by check are sent to the shareholder's address of record.

To the extent permitted by federal securities laws, the Trust reserves the right to suspend the redemption of shares of any of the Funds temporarily under extraordinary market conditions such as market closures or suspension of trading by the Securities and Exchange Commission. The Trust also reserves the right to postpone payment for more than seven days where payment for shares to be redeemed has not yet cleared.

The Trust may terminate or modify the methods of redemption at any time. In such case, you will be promptly notified.

Redemption of Accounts with Balances Under $1,000
Due to the high cost of maintaining accounts with low balances, if your Trust Shares account balance in any one Fund falls below $1,000, the Trust may choose to redeem those shares and close that account without your consent. The Trust will not close any account which is held through a retirement plan or any account whose value falls below $1,000 as a result of changes in a Fund's net asset value. If the Trust plans to close your account, it will notify you and provide you with 30 days to add to your account balance.

How to Redeem Trust Shares
1. Call (You must have completed the appropriate section on your account application)
    oHuntington Funds at (800) 253-0412;
    oThe Huntington Investment Company at (800) 322-4600; or oYour Huntington Account Administrator.
      OR
  Write
    oHuntington Funds
     P.O. Box 6110
     Indianapolis, IN 46206-6110
2.    Provide the required information
    oThe name of the Fund from which you wish to redeem shares oYour account number oThe name and address on your account oYour bank's wire transfer information (for wire transfers) oThe dollar amount or number of shares you wish to redeem oYour signature (for written requests)
     (If you request a redemption of over $50,000, request any redemption to be sent to an address other than the address on record with the Trust or request any redemption to be paid to a person or persons other than the shareholder(s) of record, you will need a signature guarantee in order to redeem)

Note: Proceeds from the redemption of Shares purchased by check, ACH, or SIP will be delayed until the purchase has cleared, which may take up to ten business days.

Systematic Withdrawal Program
You may choose to receive periodic payments from redemptions of Trust Shares, of one or more Funds you hold through the Systematic Withdrawal Program. To participate, you must have an account balance with the Trust of at least $10,000. Once you have signed up for the Program by calling the Trust, The Huntington Investment Company or your Account Administrator, the Trust will automatically redeem shares from your account and electronically send the proceeds to the bank account you specify.

More About the Huntington Funds

                           Management of the Trust
The Trustees of the Trust are responsible for generally overseeing the conduct of each Fund's business. Huntington Asset Advisors, Inc.
(Huntington), whose address is Huntington Center, 41 South High Street, Columbus, Ohio 43287, serves as investment adviser to the Funds pursuant to investment advisory agreements with the Trust.

Investment Adviser
Subject to the supervision of the Trustees, Huntington provides a continuous investment program for the Funds, including investment research and management with respect to all securities, instruments, cash and cash equivalents in the Funds.

Huntington, a separate, wholly owned subsidiary of The Huntington National Bank is the investment advisor to the Huntington Funds. As of December 31, 2002, Huntington had assets under management of $XXXX billion. Huntington (and its predecessor) has served as investment adviser to the Funds since 1987.

The Huntington National Bank is an indirect, wholly-owned subsidiary of Huntington Bancshares Incorporated (HBI), a registered bank holding company with executive offices located at Huntington Center, 41 South High Street, Columbus, Ohio 43287. As of December 31, 2002, The Huntington National Bank had assets of $XXXX billion.

The Huntington National Bank is an indirect, wholly-owned subsidiary of HBI, a registered bank holding company with executive offices located at Huntington Center, 41 South High Street, Columbus, Ohio 43287. As of December 31, 2002, The Huntington National Bank had assets of $XXXX billion.

The Adviser has designated the following Portfolio Managers:

James J. Gibboney, Jr. serves as the Portfolio Manager of the Growth Fund. Mr. Gibboney joined the Adviser in 1989 and is a Vice President of The Huntington National Bank. Mr. Gibboney is a Chartered Financial Analyst. He received his M.B.A. from Xavier University.

James M. Buskirk serves as the Portfolio Manager of the Income Equity Fund. Mr. Buskirk joined the Adviser in 1989 and is a Senior Vice President of The Huntington National Bank. Mr. Buskirk is a Chartered Financial Analyst. He received his M.B.A. from The University of Oregon.

Paul Koscik serves as the Senior Portfolio Manager of the Rotating Markets Fund. Mr. Koscik joined the Adviser in 1984 and is a Vice President of The Huntington National Bank. Mr. Koscik is a Certified Financial Planner. He received his Bachelor's Degree and J.D. from the University of Akron.

B. Randolph Bateman serves as Co-Portfolio Manager of the Dividend Capture Fund and as Portfolio Manager of the Situs Small Cap Fund. Mr. Bateman joined the Adviser in 2000 as Chief Investment Officer of The Huntington National Bank. Mr. Bateman served as Chief Investment Officer of Star Bank from 1988 through 2000. Mr. Bateman is a Chartered Financial Analyst. He received his Bachelor's Degree from North Carolina State University.

Kirk Mentzer serves as Co-Portfolio Manager of the Dividend Capture Fund and as Portfolio Manager of the Fixed Income Securities Fund. Mr. Mentzer joined the Adviser in 2000 and is a Senior Vice President and the Director of Fixed Income Research for The Huntington National Bank. Mr. Mentzer served as Vice President of Firstar Investment Research & Management Co. from 1989 through 2000. He received his M.B.A. from Xavier University.

Madelynn M. Matlock serves as the Portfolio Manager of the International Equity Fund. Ms. Matlock joined the Adviser in 2001 and is a Vice President and the Director of International Investments for The Huntington National Bank. Ms. Matlock served as Director of Research and Director of International Investment for Bartlett & Co. from 1981 through 2001. Ms. Matlock is a Chartered Financial Analyst. She received her Bachelor's and M.B.A. in Finance from the University of Cincinnati.

Christopher M. Rowane serves as the Portfolio Manager of the Mid Corp America Fund. Mr. Rowane joined the Adviser in 2000 and is a Senior Vice President of The Huntington National Bank. Mr. Rowane served as Director of Portfolio Management for Firstar from 1993 through 2000. Mr. Rowane is a Chartered Financial Analyst. He received his Bachelor's Degree and M.B.A. from Gannon University.

Dr. Bernard Shinkel serves as the Senior Portfolio Manager of the New Economy Fund. Dr. Shinkel joined the Adviser in 1997 and is a Vice President of The Huntington National Bank. He received his Master's in Taxation from Walsh College of Accountancy and Business. Dr. Shinkel received his Master's and Ph.D. in Management from Purdue University.

William G. Doughty serves as the Portfolio Manager of the Money Market Fund, U.S. Treasury Money Market Fund, Mortgage Securities Fund, Intermediate Government Income Fund and Short/Intermediate Fixed Income Securities Fund. Mr. Doughty joined the Adviser in 1961 and is a Vice President of The Huntington National Bank. He received his M.B.A. from The University of Dayton.

Kathy Stylarek serves as the Senior Portfolio Manager of the Ohio Municipal Money Market Fund, Florida Tax-Free Money Fund, Ohio Tax-Free Fund and Michigan Tax-Free Fund. Ms. Stylarek joined the Adviser in 2001 and is a Vice President of The Huntington National Bank. Ms. Stylarek served as Senior Trader at SunTrust Bank from 1997 through 2001. She received her Bachelor's Degree from the University of South Florida.

The Huntington National Bank is also responsible for providing sub-administration, accounting and custodian services to the Trust. For Investment A Shares, Huntington also receives up to 0.25% of each Fund's average daily net assets under its Administrative Service Agreement.

During the fiscal year ended December 31, 2002, the Trust paid the Adviser management fees as a percentage of average daily net assets as follows:

Money Market Fund
Ohio Municipal Money Market Fund
Florida Tax-Free Money Fund
Tiered                                          Annual Rate
      Up to $500 million                        0.30%
      On the next $500 million                        0.25%
      On $1 billion and more                    0.20%

All other Funds:
U.S. Treasury Money Market Fund         0.20%
Growth Fund                             0.60%
Income Equity Fund                      0.60%
Mortgage Securities Fund                0.50%
Ohio Tax-Free Fund                      0.50%
Michigan Tax-Free Fund                  0.50%
Fixed Income Securities Fund            0.50%
Intermediate Government Income Fund
                                        0.50%
Rotating Markets Fund                   0.50%
Dividend Capture Fund                   0.75%
International Equity Fund               1.00%
Mid Corp America Fund                   0.75%
New Economy Fund
                                        0.85%

Under its Investment Advisory agreement, Huntington receives a fee of 0.75% of the average daily net assets of the Situs Small Cap Fund.


                                      Dividends and Distributions
The Money Market Funds and all of the Income Funds, except the Mortgage Securities Fund, declare dividends on investment income daily and pay them monthly. The Mortgage Securities Fund declares and pays dividends monthly. These Funds also make distributions of net capital gains, if any, at least annually.

Each of the other Funds offered by these Prospectuses declares and pays dividends on investment income, if any, according to the following schedule:


Dividend Capture Fund       Monthly
Growth Fund                 Annually
Income Equity Fund          Monthly
International Equity Fund   Annually
Mid Corp America Fund       Annually
New Economy Fund            Annually
Rotating Markets Fund       Annually
Situs Small Cap Fund        Annually

The Funds also make distributions of net capital gains, if any, at least annually.

If you purchase shares by check, ACH or SIP, you will begin earning dividends on the next business day after your order has been received by the Trust.

Distribution Options
All dividends and distributions payable to a holder of Trust Shares will be automatically reinvested in additional shares of the same class of the income-producing Fund, unless the shareholder makes an alternative election. Shareholders of any of the Funds offered by this prospectus may choose to receive all distributions in cash. Shareholders of any of the Funds offered by this prospectus may choose to reinvest capital gains distributions, but receive all other distributions in cash.


                               Tax Consequences
There are many important tax consequences associated with investment in the Funds offered by this Prospectus. The following is a brief summary of certain income tax consequences relating to an investment in the Funds, and shareholders are urged to consult their own tax advisors regarding the taxation of their investments under federal, state and local laws.

Federal Income Taxes
  Taxation of Shareholder Transactions
An exchange of a Fund's shares for shares of another Fund will be treated as a sale of the Fund's shares and, as with all sales, exchanges or redemptions of Fund shares, any gain on the transaction will be subject to federal income tax.

  Taxation of Distributions
Each of the Funds offered by this prospectus intends to distribute substantially all of its net investment income (including net capital gains and tax-exempt interest income, if any) to its shareholders at least annually. Unless otherwise exempt or as discussed below, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions received. This applies whether dividends and other distributions are received in cash or as additional shares. Distributions representing long-term capital gains, if any, will be taxable to shareholders as long-term capital gains no matter how long a shareholder has held the shares. Distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund before a shareholder's investment (and thus were included in the price paid).

  Exempt-Interest Dividends
If, at the end of each quarter of its taxable year, at least 50% of the value of a Fund's assets consists of obligations the interest on which is excludable from gross income, the Fund may pay "exempt-interest dividends" to its shareholders. Generally, exempt-interest dividends will be excluded from gross income for federal income tax purposes. However, exempt-interest dividends attributable to investments in certain "private activity" bonds will be treated as tax preference items in computing the alternative minimum tax. Also, a portion of all other exempt-interest dividends earned by a corporation may be subject to the alternative minimum tax. In certain limited instances, the portion of Social Security or Railroad Retirement benefits that may be subject to federal income taxation may be affected by the amount of tax-exempt interest income, including exempt-interest dividends, received by a shareholder.

  Avoid Withholding Tax
Each Fund is required to withhold a portion of taxable dividends, capital gains distributions and proceeds of sales, exchanges, or redemptions paid to any shareholder who has not provided the Fund with his or her certified Taxpayer Identification Number (your Social Security Number for individual investors) in compliance with IRS rules. To avoid this withholding, make sure you provide your correct Tax Identification Number.

State Income Taxes
In addition to the exemption from federal income taxes, the income dividends distributed by the Ohio Municipal Money Market Fund and the Ohio Tax-Free Fund are generally intended to be exempt from Ohio personal income taxes. Similarly, the income dividends distributed by the Michigan Tax-Free Fund are generally intended to be exempt from Michigan city and state personal income taxes and the Michigan single business tax. For any portion of these Funds not invested in tax-exempt securities, distributions of income dividends may be subject to state taxation.

With respect to the Florida Tax-Free Money Fund, the state of Florida does not currently impose an income tax on individuals, but does impose such a tax on corporations. Consequently, the income dividends distributed by the Florida Tax-Free Money Fund will not be subject to Florida taxation for individuals, but may be taxable to corporate shareholders (including limited liability company shareholders that are taxed as corporations for federal income tax purposes).

The Florida Tax-Free Money Fund is also intended to exempt its shareholders from Florida's intangible personal property tax. If on the last business day of any year, the Florida Tax-Free Money Fund consists solely of notes, bonds and other obligations issued by the State of Florida or its municipalities, counties and other taxing districts, or by the U.S. government, its agencies and certain U.S. Territories and possessions (such as Guam, Puerto Rico and the Virgin Islands) the Fund's shares will be exempt from the Florida intangible tax payable in the following year.

In order to take advantage of the exemption from the intangible tax in any year, the Florida Tax-Free Money Fund may need to sell non-exempt assets held in its portfolio during the year and reinvest the proceeds in exempt assets on or before the last business day of the calendar year. Transactions costs involved in restructuring a fund in this manner would likely reduce investment return and might exceed any increased investment return the Fund achieved by investing in non-exempt assets during the year.

Financial Highlights
The financial highlights tables that follow are intended to help you understand a Fund's financial performance for the fiscal years ended December
31. Certain information reflects financial results for a single Fund unit. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Funds' financial statements, which have been audited by KPMG LLP, independent auditors, whose report along with the Funds' financial statements, is included in the Funds' Annual Report, which is available upon request.


                        Financial Highlights (TO COME)


                       Additional Investment Strategies
Fundamental Investment Policies
The following are fundamental policies of the indicated Funds:

Ohio Municipal Money Market Fund
o under normal circumstances, at least 80% of the income distributed will be exempt from federal regular income tax and the personal income taxes imposed by the State of Ohio and Ohio municipalities.
Florida Tax-Free Money Fund
o under normal circumstances, at least 80% of the income distributed will be exempt from federal regular income tax.
Growth Fund
o at least 65% of total assets invested in equity securities.
Ohio Tax-Free Fund
o under normal circumstances, at least 80% of the income distributed will be exempt from federal income tax and Ohio state income tax.
o no investment in securities which generate income treated as a preference item for federal alternative minimum tax purposes.
Michigan Tax-Free Fund
o under normal circumstances, at least 80% of the income distributed will be exempt from federal income tax and Michigan state income tax.
Short/Intermediate Fixed Income Securities Fund
o at least 65% of total assets in fixed income securities.

Additional Investment Information Regarding Index-Based Securities
To the extent the Fund invests in index-based securities an investor will bear not only a proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the issuer of the index-based security. In addition, an investor will bear his proportionate share of expenses, if any, related to the distribution of the Fund's shares, and he/she may also indirectly bear transaction fees paid by the Fund incurred in the purchase of index-based securities. Finally, an investor should recognize that, as a result of the Fund's ability to invest in index-based securities, he/she may receive taxable capital gains distributions to a greater extent than would be the case if he/she invested directly in the securities comprising the index.


                                      Investment Practices
The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. The following table describes the securities and techniques the Funds use, as well as the main risks they pose. Equity securities are subject mainly to market risk. Fixed-income securities are subject primarily to market, credit and prepayment risk. Following the table is a more complete discussion of risk. You may also consult the Statement of Additional Information for more details about these and other securities in which the Funds may invest.



              Fund Name                               Fund Code
              Money Market Fund                            1
              Ohio Municipal Money Market Fund             2
              Florida Tax-Free Money Fund                  3
              U.S. Treasury Money Market Fund              4
              Growth Fund                                  5
              Income Equity Fund                           6
              Rotating Markets Fund                        7
              Dividend Capture Fund                        8
              International Equity Fund                    9
              Mid Corp America Fund                        10
              New Economy Fund                             11
              Situs Small Cap Fund                         12
              Mortgage Securities Fund                     13
              Ohio Tax-Free Fund                           14
              Michigan Tax-Free Fund                       15
              Fixed Income Securities Fund                 16
              Intermediate Government Income Fund          17
              Short/Intermediate Fixed Income              18
              Securities Fund



Instrument                                            Fund Code    Risk Type

American Depository Receipts (ADRs):  ADRs are          5-12         Market
foreign Shares

of a company held by a U.S. bank that issues a                     Political
receipt evidencing

ownership. ADRs pay dividends in U.S. dollars.                      Foreign
Generally, ADRs                                                    Investment

Are designed for trading in the U.S. securities markets.


Asset-Backed Securities:  Securities backed by       1,3,11,13,14 Pre-payment
company

receivables, home equity loans, truck and auto                       Market
loans, leases,

credit card receivables and other securities backed                  Credit
by other

types of receivables or assets.                                    Regulatory


Bankers' Acceptances:  Bills of exchange or time        1-18         Credit
drafts drawn

on and accepted by a commercial bank. They                         Liquidity
generally have

maturities of six months or less.                                    Market


Bonds: Bonds or fixed income securities pay          1-4,6,8-18      Market
interest, dividends or

distributions at a specified rate.The rate may be a                  Credit
fixed percentage

of the principal or adjusted periodically. In                      Liquidity
addition, the issuer

of a bond or a fixed income security must repay the               Pre-payment
principal amount of

the security, normally within a specified time.
Bonds or fixed

income securities provide more regular income than equity securities.

However, the returns on bonds or fixed income securities are limited and normally do not increase with the issuer's earnings.

This limits the potential appreciation of bonds or fixed income securities as a compared to equity securities.


Call and Put Options:  A call option gives the          5-12       Management
buyer the

right to buy, and obligates the seller of the                      Liquidity
option to sell,

a security at a specified price. A put option gives                  Credit
the

buyer the right to sell, and obligates the seller                    Market
of the

option to buy, a security at a specified price. The                 Leverage
Funds

will sell only covered call and secured put options, and

may buy bonds' existing option contraction known as

"closing transactions."


Certificates of Deposit:  Negotiable instruments        1-18         Market
with a

stated maturity.                                                     Credit

                                                                   Liquidity


Commercial Paper:  Secured and unsecured short-term     1-18         Credit
promissory

notes issued by corporations and other entities.                   Liquidity
Their

maturities generally vary from a few days to nine                    Market
months.


Common Stock:  Shares of ownership of a company.        5-13         Market


Convertible Securities:  Bonds or preferred stock      5-12,16       Market
that

convert to common stock.                                             Credit


Demand Notes:  Securities that are subject to puts      1-18         Market
and

standby commitments to purchase the securities at a                Liquidity
fixed

price (usually with accrued interest) within a fixed               Management

period of time following demand by a Fund.


Derivatives:  Instruments whose value is derived        5-18       Management
from an

underlying contract, index or security, or any                       Market
combination

thereof, including futures, options (e.g., put and                   Credit
calls),

options on futures, swap agreements, and some                      Liquidity

mortgage-backed securities.                                         Leverage


European Depositary Receipts (EDRs): EDRs, which are    9,12         Market

sometimes referred to as Continental Depositary                    Political
Receipts, are

securities, typically issued by a non-U.S.                          Foreign
financial institution,                                             Investment

that evidence ownership interests in a security or a pool of securities issued by either a U.S. or foreign issuer. Generally,

EDRs are designed for trading in European securities markets.


Foreign Securities:  Stocks issued by foreign        5-12,16,18      Market
companies

including ADRs, EDRs and Global Depository Receipts                Political
(GDRs),

as well as Commercial paper of foreign issuers and                  Foreign
                                                                   Investment

obligations of foreign governments, companies,                     Liquidity
banks,

overseas branches of U.S. banks or supranational entities.


Forward Foreign Currency Contracts:  An obligation   5,6,9-12,16,18Management
to

purchase or sell a specific amount of a currency at                Liquidity
a

fixed future date and price set by the parties                       Credit
involved

at the time the contract is negotiated.                              Market

                                                                   Political

                                                                    Leverage

                                                                    Foreign
                                                                   Investment


Foreign Exchange Contracts:  Spot currency trades       9,12       Management
whereby

one currency is exchanged for another. The Fund may                Liquidity
also

enter into derivative contracts in which a foreign                   Credit
currency

is an underlying contract.                                           Market

                                                                   Political

                                                                    Leverage

                                                                    Foreign
                                                                   Investment


Futures and Related Options:  A contract providing      5-18       Management
for the

future sale and purchase of a specific amount of a                   Market
specific

security, class of securities, or index at a                         Credit
specified time

in the future and at a specified price. The                        Liquidity
aggregate value

of options on securities (long puts and calls) will                 Leverage
not

exceed 10% of a Fund's net assets at the time it purchases

the options. Each Fund will limit obligations under futures,

options on futures, and options on securities to no more

than 25% of the Fund's assets.


Global Depositary Receipts (GDRs): GDRs are             9,12         Market
securities,

typically issued globally by a non-U.S. financial                  Political
institution,

that evidence ownership interests in a security or                  Foreign
a pool of                                                          Investment

securities issued by either a U.S. or foreign issuer. Generally,

GDRs are designed for trading in non-U.S.
securities markets.


Illiquid Securities:  Securities that ordinarily        1-18       Liquidity
cannot be

sold within seven business days at the value the                     Market
Fund has

estimated for them. Each Fund, except the Florida
Tax-Free

Money Market Fund, may invest up to 10% of its total assets

in illiquid securities (15% in the case of the Rotating Markets Fund,

Dividend Capture Fund, International Equity Fund,
Mid Corp

America Fund, New Economy Fund, Situs Small Cap
Fund and

Intermediate Government Income Fund). The Florida
Tax-Free

Money Market Fund may invest up to 10% of its net assets in

illiquid securities.


Index-Based Securities:  Index-based securities         5-12         Market
such as iShares

Russell 2000 Index Fund, Standard & Poor's
Depository

Receipts ("SPDRs") and NASDAQ-100 Index Tracking
Stock

("NASDAQ 100s"), represent ownership in an investment

portfolio of common stocks designed to track the price,

performance and dividend yield of an index, such as the

Russell 2000 Index or the NASDAQ-100

Index. Index-based securities entitle a holder to receive

proportionate quarterly cash distributions corresponding

to the dividends that accrue to the index stocks in the

underlying portfolio, less expenses.


Investment Company Securities:  Shares of               1-18         Market
registered investment

companies. These may include Huntington Money
Market Funds

and other registered investment companies for which Huntington,

its sub-advisers, or any of their affiliates serves as investment adviser,

administrator or distributor. Except for the Rotating Markets Fund, each of the Funds may invest up to 5% of its assets in the Shares of any one registered investment company. Such Funds may not, however, own more than 3% of the securities of any one registered investment company or invest more than 10% of its assets in the Shares of other registered investment companies. The Rotating Markets Fund may invest all of its assets in the Shares of any one investment company or investment companies. The Rotating Markets Fund, however, may not own more than

3% of the securities of any one investment company.
If the Rotating Markets

Fund owns more than 1% of the shares of an investment company, that portion that exceeds 1% may be considered illiquid and would be subject to the limitation on investing in illiquid securities. As a shareholder of an investment company, a Fund will indirectly bear investment management fees of that investment company, which are in addition to the management fees the fund pays its own adviser.


Investment Grade Securities:  Securities rated BBB     6,8-18        Market
or higher

by Standard & Poor's; Baa or better by Moody's;                      Credit
similarly

rated by other nationally recognized statistical rating organizations;

or, if not rated, determined to be of comparably high

quality by the Adviser.


Limited Liability Companies:  Entities such as          9,12         Market
limited

partnerships, limited liability companies, business                 Foreign
trusts and                                                         Investment

companies organized outside the United States may issue

securities comparable to common or preferred stock.


Money Market Instruments:  Investment-grade, U.S.       1-18         Market

dollar-denominated debt securities with remaining                    Credit
maturities

of one year or less. These may include short-term
U.S.

government obligations, commercial paper and other

short-term corporate obligations, repurchase agreements

collateralized with U.S. government securities, certificates of deposit, bankers' acceptances, and other financial

institution obligations. These securities may carry fixed

or variable interest rates.


Mortgage-Backed Securities:  Bonds backed by real    6,8,13,16,18 Pre-payment
estate

loans and pools of loans. These include                              Market
collateralized mortgage

obligations (CMOs) and real estate mortgage                          Credit
investment

conduits (REMICs).                                                 Regulatory


Mortgage Dollar Rolls:  A transaction in which a         13       Pre-payment
Fund sells

security for delivery in a current month and                         Market
simultaneously

contracts with the same party to repurchase similar                Regulatory
but not

identical securities on a specified future date.


Municipal Securities:  Securities issued by a state  1-3,6,13-18     Market
or

political subdivision to obtain funds for various                    Credit
public

purposes. Municipal securities include private                     Political
activity bonds

and industrial development bonds, as well as                          Tax
general obligation

bonds, tax anticipation notes, bond anticipation                   Regulatory
notes,

revenue anticipation notes, project notes, other short-term

tax-exempt obligations, municipal leases, and obligations

of municipal housing authorities (single family

revenue bonds).

There are two general types of municipal bonds:

General-Obligation Bonds, which are secured by the taxing

power of the issuer and Revenue Bonds, which take many shapes and forms but are generally backed by revenue from a specific project or tax. These include, but are not limited to,

certificates of participation (COPs); utility and sales tax

revenues; tax increment or tax allocations; housing and special tax, including assessment district and community facilities

district (Mello-Roos) issues which are secured by taxes on

specific real estate parcels; hospital revenue; and industrial development bonds that are secured by the financial resources of a private company.


Obligations of Supranational Agencies:  Securities      9,12         Credit
issued by

supranational agencies that are chartered to                        Foreign
promote economic                                                   Investment

development and are supported by various governments and

government agencies.


Options on Currencies:  A Fund may buy put options   5-7,9,16,17   Management
and sell

covered call options on foreign currencies (traded                 Liquidity
on U.S. and

foreign exchanges or over-the-counter markets). A                    Credit
covered call

option means the Fund will own an equal amount of                    Market
the underlying

foreign currency. Currency options help a Fund                     Political
manage its

exposure to changes in the value of the U.S. dollar                 Leverage
relative

to other currencies. If a Fund sells a put option                   Foreign
on a foreign                                                       Investment

currency, it will establish a segregated account with its

Custodian consisting of cash, U.S. government securities

or other liquid high-grade bonds in an amount equal to the

amount the Fund would be required to pay if the put is exercised.


Preferred Stocks:  Equity securities that generally     5-12         Market
pay

dividends at a specified rate and take precedence over common stock in the payment of dividends or in the event of

liquidation. Preferred stock generally does not carry

voting rights.


Real Estate Investment (REITs):  Pooled investment      5-18       Liquidity
vehicles

which invest primarily in income producing real                    Management
estate or

real estate loans or interest.                                       Market

                                                                   Regulatory

                                                                      Tax

                                                                  Pre-payment

                                                                      Real
                                                                  Estate/REIT


Repurchase Agreements:  The purchase of a security      1-18         Market
and the

simultaneous commitment to return the security to                   Leverage
the seller

at an agreed upon price on an agreed upon date.
This is

treated as a loan.


Reverse Repurchase Agreements:  The sale of a           7-12         Market
security and

the simultaneous commitment to buy the security                     Leverage
back at an

agreed upon price on an agreed upon date. This is treated

as a borrowing by a Fund.


Restricted Securities:  Securities not registered       1-18       Liquidity
under the

Securities Act of 1933, such as privately placed                     Market
commercial

paper and Rule 144A securities.


Securities Lending:  Each Fund, except the Rotating     1-18         Market
Markets Fund,

Dividend Capture Fund, International Equity Fund,                  Liquidity
Mid Corp

America Fund, New Economy Fund and Situs Small Cap                  Leverage
Fund may

lend up to 20% of its total assets. The Rotating
Markets Fund,

Dividend Capture Fund, International Equity Fund,
Mid Corp

America Fund, New Economy Fund, and Situs Small Cap
Fund

may each lend up to 331/3% of their total assets.
Such loans must

be collateralized by cash, U.S. government obligations or

other high-quality debt obligations and marked to market daily.


Tax-Exempt Commercial Paper:  Commercial paper       2,3,6,13-18     Credit
issued by

governments and political sub-divisions.                           Liquidity

                                                                     Market

                                                                      Tax


Time Deposits:  Non-negotiable receipts issued by a     1-18       Liquidity
bank

in exchange for a deposit of money.                                  Credit

                                                                     Market


Treasury Receipts:  Treasury receipts, Treasury        6,8-11        Market
investment

growth receipts, and certificates of accrual of

Treasury securities.


Unit Investment Trusts:  A type of investment           8-11         Market
vehicle,

registered with the Securities and Exchange
Commission under

the Investment Company Act of 1940, that purchases a fixed

portfolio of income-producing securities, such as corporate,

municipal, or government bonds, mortgage-backed securities,

or preferred stock. Unit holders receive an undivided interest in both the principal and the income portion of the portfolio in proportion to the amount of capital they invest.
The

portfolio of securities remains fixed until all the

securities mature and unit holders have recovered

their principal.


U.S. Government Agency Securities:  Securities          1-18         Market
issued by

agencies and instrumentalities of the U.S.                           Credit
government. These

include Ginnie Mae, Fannie Mae, and Freddie Mac.


U.S. Treasury Obligations:  Bills, notes, bonds,        1-18         Market
separately

traded registered interest and principal securities,

and coupons under bank entry safekeeping.


Variable and Floating Rate Instruments:                 1-18         Credit
Obligations with

interest rates that are reset daily, weekly,                       Liquidity
quarterly or on

some other schedule. Such instruments may be                         Market
payable to a

Fund on demand.


Warrants:  Securities that give the holder the          5-18         Market
right to buy

a proportionate amount of common stock at a                          Credit
specified price.

Warrants are typically issued with preferred stock and bonds.


When-Issued Securities and Forward Commitments:  A      1-18         Market
purchase of,

or contract to purchase, securities at a fixed                      Leverage
price for delivery

at a future date.                                                  Liquidity

                                                                     Credit


Yankee Bonds and Similar Debt Obligations:  U.S.      6,9,12,16      Market
dollar

denominated bonds issued by foreign corporations or                  Credit
governments.

Sovereign bonds are those issued by the government                  Foreign
of a                                                               Investment

foreign country. Supranational bonds are those issued by

supranational entities, such as the World Bank and European

Investment Bank. Canadian bonds are those issued by

Canadian provinces.


Zero-coupon Securities: Zero-coupon securities are   6,8,9,12,16-18  Credit
debt obligations

which are generally issued at a discount and                         Market
payable in full at

maturity, and which do not provide for current                    Zero Coupon
payments of interest

prior to maturity.                                                 Liquidity

                                                                  Pre-payment



                                      Glossary of Investment Risks
This section discusses the risks associated with the securities and investment techniques listed above, as well as the risks mentioned under the heading "What are the main risks of investing in this Fund?" in each Fund profile. Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain types of investments and Funds are more susceptible to these risks than others.

Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Generally speaking, the lower a security's credit rating, the higher its credit risk. If a security's credit rating is downgraded, its price tends to decline sharply, especially as it becomes more probable that the issuer will default.

Currency Risks: Exchange rates for currencies fluctuate daily. Foreign securities are normally denominated and traded in foreign currencies. As a result, the value of the Fund's foreign investments and the value of its Shares may be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar.The combination of currency risk and market risks tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S.Additionally, the Fund makes significant investments in securities denominated in the Euro, the new single currency of the European Monetary Union (EMU).Therefore, the exchange rate between the Euro and the U.S. dollar will have a significant impact on the value of the Fund's investments.

Foreign Custodial Services and Related Investment Costs: Custodial services and other costs relating to investment in international securities markets are generally more expensive than in the U.S. Such markets have settlement and clearance procedures that differ from those in the U.S. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions.The inability of the Fund to make intended securities purchases due to settlement problems could cause the Fund to miss attractive investment opportunities.The inability to dispose of a portfolio security caused by settlement problems could result either in losses to the Fund due to a subsequent decline in value of the portfolio security or could result in possible liability to the Fund. In addition, security settlement and clearance procedures in some emerging countries may not fully protect the Fund against loss or theft of its assets.

Foreign Investment Risk. Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar's value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. For instance, foreign governments may limit or prevent investors from transferring their capital out of a country. This may affect the value of your investment in the country that adopts such currency controls. Exchange rate fluctuations also may impair an issuer's ability to repay U.S. dollar denominated debt, thereby increasing credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete or inaccurate financial information about their issuers, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are greater in the emerging markets than in the developed markets of Europe and Japan.

Investment Style Risk. The risk that the particular type of investment on which a Fund focuses (such as small cap value stocks or large-cap growth stocks) may underperform other asset classes or the overall market. Individual market segments tend to go through cycles of performing better or worse than other types of securities. These periods may last as long as several years. Additionally, a particular market segment could fall out of favor with investors, causing a Fund that focuses on that market segment to underperform those that favor other kinds of securities.

Leverage Risk. The risk associated with securities or investment practices that magnify small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

Liquidity Risk. The risk that a security may be difficult or impossible to sell at the time and price the seller wishes. The seller may have to accept a lower price for the security, sell other securities instead, or forego a more attractive investment opportunity. All of this could hamper the management or performance of a Fund.

Management Risk. The risk that a strategy used by a Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged.

Market Risk. The risk that a security's market value may decline, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price the investor originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector or the market as a whole. For fixed-income securities, market risk is largely influenced by changes in interest rates. Rising interest rates typically cause the value of bonds to decrease, while falling rates typically cause the value of bonds to increase.

Mid/Small Cap Stock Risk. To the extent that the Fund invests in small cap and mid cap stocks, it takes on additional risks. Small cap and mid cap stocks tend to be less liquid and more volatile than large cap stocks. Smaller companies tend to depend heavily on new products and/or a few products or services and often have less experienced management.

Political Risk. The risk of investment losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

Pre-payment & Call Risk. The risk that a security's principal will be repaid at an unexpected time. Pre-payment and call risk are related, but differ somewhat. Pre-payment risk is the chance that a large number of the mortgages underlying a mortgage-backed security will be refinanced sooner than the investor had expected. Call risk is the possibility that an issuer will "call"--or repay--a high-yielding bond before the bond's maturity date. In both cases, the investor is usually forced to reinvest the proceeds in a security with a lower yield. This turnover may result in taxable capital gains and, in addition, may lower a portfolio's income. If an investor paid a premium for the security, the prepayment may result in an unexpected capital loss.

Pre-payment and call risk generally increase when interest rates decline, and can make a security's yield as well as its market price more volatile. Generally speaking, the longer a security's maturity, the greater the prepayment and call risk it poses.

Real Estate/REIT Risk. The Fund's investments in REITs are subject to the same risks as direct investments in real estate. Real estate values rise and fall in response to many factors, including local, regional and national economic conditions, the demand for rental property, and interest rates. When economic growth is slowing, demand for property decreases and prices may fall. Rising interest rates, which drive up mortgage and financing costs, can inhibit construction, purchases, and sales of property. Property values could decrease because of overbuilding, extended vacancies, increase in property taxes and operating expenses, zoning laws, environmental regulations, clean-up of and liability for environmental hazards, uninsured casualty or condemnation losses, or a general decline in neighborhood values. The Fund's investment may decline in response to declines in property values or other adverse changes to the real estate market. In addition, REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

Regulatory Risk. The risk that federal and state laws may restrict an investor from seeking recourse when an issuer has defaulted on the interest and/or principal payments it owes on its obligations. These laws include restrictions on foreclosures, redemption rights after foreclosure, Federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

Small-Company Stock Risk. Investing in small companies is generally more risky than investing in large companies, for a variety of reasons. Many small companies are young and have limited track records. They also may have limited product lines, markets or financial resources. They may, in addition, be more vulnerable to adverse business or economic developments than larger companies. Stocks issued by small companies tend to be less liquid and more volatile than stocks of larger companies or the market averages in general. In addition, small companies may not be well-known to the investing public, may not have institutional ownership, and may have only cyclical, static or moderate growth prospects. If a fund concentrates on small companies, its performance may be more volatile than that of a fund that invests primarily in larger companies.

Tax Risk. The risk that the issuer of a security will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences for the issuer and potential losses for its investors.

Zero Coupon Risk. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities that pay interest periodically.


More information about the Funds is available free upon request, including the following:

Annual and Semi-Annual Reports
The Semi-Annual Report includes unaudited information about the performance of the Funds, portfolio holdings and other financial information. The Annual Report includes similar audited information as well as a letter from the Huntington Funds portfolio managers discussing recent market conditions, economic trends and investment strategies that significantly affected performance during the last fiscal year.

Statement of Additional Information
Provides more detailed information about the Funds and its policies. A current Statement of Additional Information is on file with the Securities and Exchange Commission and is incorporated by reference into (considered a legal part of) this Prospectus.

HUNTINGTON ASSET ADVISORS, INC.,
a wholly owned subsidiary of The Huntington National Bank, is the Adviser to the Huntington Funds.

EDGEWOOD SERVICES, INC.
is the Distributor and is not affiliated with The Huntington National Bank.

For copies of Annual or Semi-Annual Reports, the Statement of Additional Information, other information or for any other inquiries:

Call (800) 253-0412

Write
Huntington Funds
P.O. Box 6110
Indianapolis, IN 46206-6110

Log on to the Internet
The Huntington Funds' website is at http://www.huntingtonfunds.com. The SEC's website, http://www.sec.gov, contains text-only versions of the Huntington Funds documents.

Contact the SEC
Call (202) 942-8090 about visiting the SEC's Public Reference Room in Washington D.C. to review and copy information about the Funds.

Alternatively,   you  may  send  your   request   to  the  SEC  by  e-mail  at
publicinfo@sec.gov or by mail with a duplicating fee to the SEC's Public Reference Section, 450 Fifth Street, NW, Washington, D.C. 20549-0102.

The Huntington Funds' Investment Company Act registration number is 811-5010.

                          [Logo of Huntington Funds]

               Huntington Funds Shareholder Services: 1-800-253-0412
     The Huntington Investment Company, Member NASD/SIPC: 1-800-322-4600

              o Not FDIC Insured o No Bank Guarantee o May Lose Value

                                      1400076












                                Investor Guide



                               INTERFUND SHARES






                                  MAY 1, 2003


INTERFUND SHARES PROSPECTUS


                         HUNTINGTON MONEY MARKET FUND





                                 MAY 1, 2003

                      [GRAPHIC OMITTED][GRAPHIC OMITTED]


The Securities and Exchange Commission has not approved or disapproved of these securities or determined whether this prospectus is accurate or complete. Any representation to the contrary Is unlawful.



Huntington Funds
Table of Contents

How to Read This Prospectus
The Huntington Funds (Trust) is a mutual fund family that offers different classes of Shares in separate investment portfolios (Funds). The Funds have various investment goals and strategies. This prospectus gives you important information about the Interfund Shares of the Huntington Money Market Fund, that you should know before investing. The Funds also offer Trust, Investment A Shares, and Investment B Shares, which are offered in separate prospectuses.

Please read this prospectus and keep it for future reference. The prospectus is arranged into different sections so that you can easily review the important information you should know about investing in the Huntington Money Market Fund.

Introduction
------------------------------------------------------------------------------
                               XX
Fund Summary, Investment Strategy and Risks
------------------------------------------------------------------------------
                               XX   Money Market Fund
Shareholder Information
------------------------------------------------------------------------------
                               XX  Distribution of the Funds
                               XX  Purchasing Shares
                               XX  Exchanging Shares
                               XX  About Redeeming Interfund Shares
More About the Huntington Funds
------------------------------------------------------------------------------
                               XX  Management of the Trust
                               XX  Dividends and Distributions
                               XX  Tax Consequences
                               XX  Financial Highlights
                               XX  Investment Practices
                               XX  Glossary of Investment Risks

For more information about the Huntington Funds, please see the back cover of this Prospectus

This Prospectus does not constitute an offering by a Fund or by the Distributor in any jurisdiction in which such offering may not lawfully be made.


Introduction
Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities such as stocks and bonds. Before you look at specific Funds, you should know a few basics about investing in mutual funds.
The value of your investment in a mutual fund is based on the market prices of the securities the mutual fund holds. These prices change daily due to economic trends and other developments that generally affect securities markets, as well as those that affect particular firms and other types of issuers. These price movements, also called volatility, vary depending on the types of securities a mutual fund owns and the markets where these securities trade.
As with other investments, you could lose money on your investment in a mutual fund. Your investment in the Funds is not a deposit or an obligation of The Huntington National Bank, its affiliates or any bank. It is not insured by the FDIC or any other government agency.

Each Fund has its own investment goal and strategies for reaching that goal. There is no guarantee that a Fund will achieve its goal. Before investing, make sure that the Fund's goal matches your own. Each Fund's investment goal is fundamental and may be changed only by a vote of a majority of the Fund's outstanding shares. Unless otherwise noted, each Fund's investment strategies are not fundamental and may be changed by the Trust's Board of Trustees.
The portfolio manager invests each Fund's assets in a way that he or she believes will help the Fund achieve its goal. A manager's judgments about the securities markets, economy and companies, and his or her investment selection, may cause a Fund to underperform other funds with similar objectives.


Fund Summary, Investment Strategy and Risks
                                      Money Market Fund

Fund Summary

Investment Goal       To seek to maximize current income while preserving
                      capital and maintaining liquidity by investing in a portfolio of high quality money market instruments

Investment Focus      High-quality, short-term debt securities

Principal Investment Strategy Maximize current income while preserving capital

Share Price Volatility  Low

Investment Strategy   The Fund seeks to maximize current income while
                      preserving capital and maintaining liquidity by investing in a portfolio of high quality money market instruments.

                      The Huntington Investment Advisors, Inc. (Adviser) strives to maintain a $1.00 net asset value per share for the Money Market Fund by investing in commercial paper and other short-term money market instruments, which may include municipal securities that are either rated in the highest rating category by a Nationally Recognized Statistical Rating Organization or unrated and deemed to be of comparable quality by the Adviser. In managing the portfolio, the Adviser determines an appropriate maturity range for the Fund (currently between 25 and 60 days) and each individual security held and endeavors to diversify the portfolio across market sectors. The Adviser employs a top-down analysis of economic and market factors to select Fund investments. In addition, the Adviser analyzes cash flows, maturities, settlements, tax payments, yields and credit quality and monitors new issue calendars for potential purchases.
                      For a more complete description of the securities in which the Fund can invest, please see "Investment Practices."


Investor Profile      Short-term or risk averse investors seeking our
                      typically highest-yielding money market fund

What are the main risks Loss of money is a risk of investing in the Fund. In addition, your
of investing in this Fund?    investment in the Fund may be subject to the
                      following principal risks:

                      Interest-Rate Risk: The possibility that the value of the Fund's investments will decline due to an increase in interest rates, or that the Fund's yield will decrease due to a decline in interest rates.
                      Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its securities. In general, the lower a security's credit rating, the higher its credit risk.

                      For more information about risks, please see the "Glossary of Investment Risks."

An investment in the Fund is not a deposit or an obligation of The Huntington National Bank, its affiliates or any bank, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.




Fund Summary, Investment Strategy and Risks
                              Money Market Fund
                                  continued

Performance Information
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how it will perform in the future.

This bar chart shows changes in the performance of the Fund's Interfund Shares from year to year. *

Performance Bar Chart and Table (TO COME)

Best Quarter         %
Worst Quarter        %


*  The performance information shown above is based on a calendere year.

This table shows the Fund's average annual total returns for periods ended December 31, 2002. These returns reflect applicable sales charges and assume that Investment B shareholders redeem all of their fund shares at the end of the period indicated.

Average Annual Total Returns (for the periods ended December 31, 2002)  (TO C
OME)
                                                                     Since
                               1 Year    5 Years        10 Years     Inception
==============================================================================

 Money Market Fund -- Interfund Shares
 Returns before taxes         %           1%               1%         2%*


------------------------------------------------------------------------------
* Since 6/11/87



Fund Summary, Investment Strategy and Risks
                              Money Market Fund
                                  continued
Yield
The income a fund generates is commonly referred to as its "yield." For money market funds, yield is a more useful indication than total return of how a portfolio is performing. As a result, advertisements and other communications about the Huntington Money Market Fund will typically mention the portfolio's yield. There are various types of yield, including current or 7-day yield and effective yield. All mutual funds must use the same formulas to calculate each of these yields.
The formula for effective yield assumes that investors take advantage of compounding by reinvesting their dividends; current or seven-day yield does not make the same assumption. As a result, a portfolio's effective yield typically will be slightly higher than its current or seven-day yield. Both types of yield will tend to fluctuate daily due to such factors as a fund's interest-rate exposure as well as the type and credit quality of its portfolio holdings.
To obtain current yield information for the Fund, please call 1-800-253-0412. Fees and Expenses (TO COME)
The following tables describe the fees and expenses you would pay if you buy and hold Interfund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.


 Shareholder Fees                                              Interfund
 (fees paid directly from your investment)                        Shares

 Maximum Sales Charge (Load) Imposed on Purchase
 (as a percentage of offering price)                                0%

 Maximum Deferred Sales Charge (Load)
 (as a percentage of net asset value)                               0%

 Redemption Fee
 (as a percentage of amount redeemed, if applicable)*               0%


 Annual Fund Operating Expenses                                Interfund
 (expenses deducted from the Fund's assets)                       Shares

 Investment Advisory Fees                                           0.28%

 Distribution and/or Service (12b-1) Fees                           0.00%

 Other Expenses                                                     0.28%

 Total Annual Fund Operating Expenses                               0.56%

* Does not include any wire transfer fees, if applicable.

Example
This Example is intended to help you compare the cost of investing in the
Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:
                                     1 Year    3 Years   5 Years   10 Years
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Interfund Shares                       $57      $179      $313       $701


Shareholder Information

Before you invest, we encourage you to carefully read the Fund profile included in this prospectus and consider which Funds are appropriate for your particular financial situation, risk tolerance and goals. As always, your financial representative can provide you with valuable assistance in making this decision. He or she can also help you choose which of the Fund share classes we offer is right for you.
Choosing a Share Class
The Trust offers different classes of Fund Shares, each of which has different expenses and other characteristics. One class of Fund Shares--Interfund--is offered in this prospectus. Three other classes of Fund Shares--Trust, Investment A, and Investment B Shares--are offered in a separate prospectus. To choose the one that is best suited to your needs and goals, consider the amount of money you want to invest, how long you expect to invest it and whether you plan to make additional investments. The following are some of the main characteristics of Interfund Shares:
Interfund Shares
o  No sales charges.

o  No Distribution (12b-1) fees

o Available only for purchase by the Huntington Equity Funds and the Huntington Income Funds.

The Funds also offer Trust, Investment A Shares and Investment B Shares. Each of these classes has its own expense structure.
Distribution of the Funds
Edgewood Services, Inc., whose address is 5800 Corporate Drive, Pittsburgh, PA 15237, serves as the Distributor of the Fund offered by this Prospectus. Purchasing Shares
You may purchase Interfund Shares on any business day when the Federal Reserve Bank, the New York Stock Exchange and the principal bond markets (as recommended by the Bond Market Association) are open, and as discussed below. What Shares Cost
The offering price of an Interfund Share is its net asset value (determined after the order is considered received). The Trust calculates the net asset value per share for the Fund offered in this prospectus twice a day, at 1:00 p.m. Eastern Time and as of the close of regular trading (normally, 4:00 p.m. Eastern Time) on the New York Stock Exchange, on each day that the Exchange is open.
In addition, the Money Market Funds reserve the right to allow the purchase, redemption, and exchange of shares on any other day on which regular trading in money market instruments is taking place. On any day that the bond markets close early, such as days in advance of holidays or in the event of any emergency, the Money Market Funds reserve the right to advance the time net asset value is determined and by which purchase, redemption, and exchange orders must be received on that day, to the time of such closing. Please call the Trust at (800) 253-0412, if you have any questions about purchasing shares.
The Trust attempts to stabilize the net asset value per share for the Money Market Fund at $1.00 per share by valuing its portfolio securities using the amortized cost method. These valuation methods are more fully described in the Trust's Statement of Additional Information.
Your order for purchase is priced at the next net asset value calculated after your order is received. With regard to investments in the Money Market Fund, you will begin earning dividends on the day your order is received if the Trust receives payment in federal funds before 1:00 p.m. (Eastern Time). Investments in the Money Market Fund made by check, ACH or SIP are considered received when the payment is converted to federal funds (normally the next business day).
Additional Information
Orders placed through an intermediary, such as your Huntington Account Administrator or The Huntington Investment Company, must be received and transmitted to the Trust before the applicable cut-off time in order for shares to be purchased that day. It is the intermediary's responsibility to transmit orders promptly, however, you should allow sufficient time for orderly processing and transmission.
The Trust reserves the right to suspend the sale of shares of any of the Funds temporarily and the right to refuse any order to purchase shares of any of the Funds.
If the Trust receives insufficient payment for a purchase, it will cancel the purchase and may charge you a fee. In addition, you will be liable for any losses incurred by the Trust in connection with the transaction.

How to Buy Interfund Shares
1.   Call:
o    Your Huntington Account Administrator
o    The Huntington Investment Company

2.   Make Payment
o    By Federal funds wire to:
     Huntington National Bank NA

ABA #044000024
Huntington Fund
Account #01892195216
Shareholder Name
Shareholder Account Number
(The Trust will treat your order as having been received immediately upon receipt by the Trust's transfer agent)
Exchanging Shares
Interfund Shares may not be exchanged for other Shares.
About Redeeming Interfund Shares
You may redeem Interfund Shares on any business day when the Federal Reserve Bank, the New York Stock Exchange and the principal bond markets are open, and, as discussed under "What Shares Cost - Money Market Funds."
The price at which the Trust will redeem a Interfund Share will be its net asset value (determined after the order is considered received). The Trust calculates the net asset value per share for the Fund as of the close of business of the New York Stock Exchange (generally 4:00 p.m. Eastern Time). For shareholders who request redemptions prior to 1:00 p.m. (Eastern Time), usually the proceeds will be wired on the same day or a check will be mailed on the following business day. For shareholders who request redemptions after the cut-off time mentioned above, usually proceeds will be wired or a check will be mailed the following business day after net asset value is next determined. Redemption requests made through The Huntington Investment Company or a Huntington Account Administrator will be promptly submitted to the Trust. Proceeds are wired to an account designated in writing by the shareholder at any domestic commercial bank which is a member of the Federal Reserve System. Proceeds to be paid by check are sent to the shareholder's address of record.
To the extent permitted by federal securities laws, the Trust reserves the right to suspend the redemption of shares of any of the Funds temporarily under extraordinary market conditions such as market closures or suspension of trading by the Securities and Exchange Commission. The Trust also reserves the right to postpone payment for more than seven days where payment for shares to be redeemed has not yet cleared.
The Trust may terminate or modify the methods of redemption at any time. In such case, you will be promptly notified.
How to Redeem Interfund Shares
1. Call (You must have completed the appropriate section on your account application)
o    The Huntington Investment Company at (800) 322-4600; or
o    Your Huntington Account Administrator.
More About the Huntington Funds
Management of the Trust
The Trustees of the Trust are responsible for generally overseeing the conduct of each Fund's business. Huntington Asset Advisors, Inc. (Huntington), whose address is Huntington Center, 41 South High Street, Columbus, Ohio 43287, serves as investment adviser to the Funds pursuant to investment advisory agreements with the Trust.
Investment Adviser
Subject to the supervision of the Trustees, Huntington provides a continuous investment program for the Funds, including investment research and management with respect to all securities, instruments, cash and cash equivalents in the Funds.
Huntington, a separate, wholly owned subsidiary of The Huntington National Bank is the investment advisor to the Huntington Funds. As of December 31, 2002, Huntington had assets under management of $XXXX billion. Huntington (and its predecessor) has served as investment adviser to the Funds since 1987.

The Huntington National Bank is an indirect, wholly-owned subsidiary of Huntington Bancshares Incorporated (HBI), a registered bank holding company with executive offices located at Huntington Center, 41 South High Street, Columbus, Ohio 43287. As of December 31, 2002, The Huntington National Bank had assets under management of $XXXX billion.
The Funds' Portfolio Managers are:

James J. Gibboney, Jr. serves as the Portfolio Manager of the Growth Fund. Mr. Gibboney joined Huntington in 1989 and is a Vice President of The Huntington National Bank. Mr. Gibboney is a Chartered Financial Analyst. He received his M.B.A. from Xavier University.

James M. Buskirk serves as the Portfolio Manager of the Income Equity Fund. Mr. Buskirk joined Huntington in 1989 and is a Senior Vice President of The Huntington National Bank. Mr. Buskirk is a Chartered Financial Analyst. He received his M.B.A. from The University of Oregon.

Paul Koscik serves as the Senior Portfolio Manager of the Rotating Markets Fund. Mr. Koscik joined Huntington in 1984 and is a Vice President of The Huntington National Bank. Mr. Koscik is a Certified Financial Planner. He received his Bachelor's Degree and J.D. from the University of Akron.

B. Randolph Bateman serves as Co-Portfolio Manager of the Dividend Capture Fund and the Portfolio Manager of the Situs Small Cap Fund. Mr. Bateman joined Huntington in 2000 as Chief Investment Officer of The Huntington National Bank. Mr. Bateman served as Chief Investment Officer of Star Bank from 1988 through 2000. Mr. Bateman is a Chartered Financial Analyst. He received his Bachelor's Degree from North Carolina State University.

Kirk Mentzer serves as Co-Portfolio Manager of the Dividend Capture Fund and the Portfolio Manager of the Fixed Income Securities Fund. Mr. Mentzer joined Huntington in 2000 and is a Senior Vice President and the Director of Fixed Income Research for The Huntington National Bank. Mr. Mentzer served as Vice President of Firstar Investment Research & Management Co. from 1989 through 2000. He received his M.B.A. from Xavier University.

Madelynn M. Matlock serves as the Portfolio Manager of the International Equity Fund. Ms. Matlock joined Huntington in 2001 and is a Vice President and the Director of International Investments for The Huntington National Bank. Ms. Matlock served as Director of International Investment for Bartlett & Co. from 1992 through 2001. Ms. Matlock is a Chartered Financial Analyst. She received her M.B.A. in Finance from the University of Cincinnati.

Christopher M. Rowane serves as the Portfolio Manager of the Mid Corp America Fund. Mr. Rowane joined Huntington in 2000 and is a Senior Vice President of The Huntington National Bank. Mr. Rowane served as Director of Portfolio Management for Firstar from 1993 through 2000. Mr. Rowane is a Chartered Financial Analyst. He received his Bachelor's Degree and M.B.A. from Gannon University.

Dr. Bernard Shinkel serves as the Senior Portfolio Manager of the New Economy Fund. Dr. Shinkel joined Huntington in 1997 and is a Vice President of The Huntington National Bank. He received his Master's in Taxation from Walsh College of Accountancy and Business. Dr. Shinkel received his Master's and Ph.D. in Management from Purdue University.

William G. Doughty serves as the Portfolio Manager of the Mortgage Securities Fund, Intermediate Government Income Fund and Short/Intermediate Fixed Income Securities Fund. Mr. Doughty joined Huntington in 1961 and is a Vice President of The Huntington National Bank. He received his M.B.A. from The University of Dayton.

Kathy Stylarek serves as the Senior Portfolio Manager of the Ohio Tax-Free Fund and Michigan Tax-Free Fund. Ms. Stylarek joined Huntington in 2001 and is a Vice President of The Huntington National Bank. Ms. Stylarek served as Senior Trader at SunTrust Bank from 1997 through 2001. She received her Bachelor's Degree from the University of South Florida.


The Huntington National Bank is also responsible for providing sub-administration, accounting and custodian services to the Trust. For Investment A Shares, Huntington also receives up to 0.25% of each Fund's average daily net assets under its Administrative Service Agreement.

During the fiscal year ended December 31, 2002, the Trust paid Huntington management fees as a percentage of average net assets as follows:
 Money Market Fund                                        0.27%

 Ohio Municipal Money Market Fund                         0.30%

 Florida Tax-Free Money Fund                              0.30%

 U.S. Treasury Money Market Fund                          0.20%

 Growth Fund                                              0.60%

 Income Equity Fund                                       0.60%

 Mortgage Securities Fund                                 0.50%

 Ohio Tax-Free Fund                                       0.50%

 Michigan Tax-Free Fund                                   0.50%

 Fixed Income Securities Fund                             0.50%

 Intermediate Government Income Fund                      0.50%

Huntington receives the following as part of the Investment Advisory Agreement with the Funds.
 Rotating Index Fund                                      0.50%

 Dividend Capture Fund                                    0.75%

 International Equity Fund                                1.00%

 Mid Corp America Fund                                    0.75%

 New Economy Fund                                         0.85%


Dividends and Distributions
The Money Market Fund declares dividends on investment income daily and pays them monthly. The Fund also makes distributions of net capital gains, if any, at least annually.
Distribution Options
All dividends and distributions payable to a holder of Interfund Shares will be automatically reinvested in additional shares of the same class of the income-producing Fund, unless the shareholder makes an alternative election. Shareholders of the Fund offered by this Prospectus may choose to receive all distributions in cash. Shareholders of the Fund offered by this Prospectus may choose to reinvest capital gains distributions, but receive all other distributions in cash.
Tax Consequences
There are many important tax consequences associated with investment in the Fund offered by this Prospectus. The following is a brief summary of certain income tax consequences relating to an investment in the Fund, and shareholders are urged to consult their own tax advisors regarding the taxation of their investments under federal, state and local laws.
Federal Income Taxes
Taxation of Shareholder Transactions
An exchange of a Fund's shares for shares of another Fund will be treated as a sale of the Fund's shares and, as with all sales, exchanges or redemptions of Fund shares, any gain on the transaction will be subject to federal income tax.
Taxation of Distributions
The Fund offered by this prospectus intends to distribute substantially all of its net investment income (including net capital gains and tax-exempt interest income, if any) to its shareholders at least annually. Unless otherwise exempt or as discussed below, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions received. This applies whether dividends and other distributions are received in cash or as additional shares. Distributions representing long-term capital gains, if any, will be taxable to shareholders as long-term capital gains no matter how long a shareholder has held the shares. Distributions are taxable to shareholders even if they are paid from income or gains earned by the Fund before a shareholder's investment (and thus were included in the price paid).

Exempt-Interest Dividends
If, at the end of each quarter of its taxable year, at least 50% of the value of a Fund's assets consists of obligations the interest on which is excludable from gross income, the Fund may pay "exempt-interest dividends" to its shareholders. Generally, exempt-interest dividends will be excluded from gross income for federal income tax purposes. However, exempt-interest dividends attributable to investments in certain "private activity" bonds will be treated as tax preference items in computing the alternative minimum tax. Also, a portion of all other exempt-interest dividends earned by a corporation may be subject to the alternative minimum tax. In certain limited instances, the portion of Social Security or Railroad Retirement benefits that may be subject to federal income taxation may be affected by the amount of tax-exempt interest income, including exempt-interest dividends, received by a shareholder.
Avoid Withholding Tax
The Fund is required to withhold a portion of taxable dividends, capital gains distributions and proceeds of sales, exchanges, or redemptions paid to any shareholder who has not provided the Fund with his or her certified Taxpayer Identification Number (your Social Security Number for individual investors) in compliance with IRS rules. To avoid this withholding, make sure you provide your correct Tax Identification Number.

Financial Highlights
The financial highlights table that follows is intended to help you understand a Fund's financial performance for the fiscal year ended December
31. Certain information reflects financial results for a single Fund unit. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Funds' financial statements, which have been audited by KPMG LLP, independent auditors, whose report along with the Funds' financial statements, is included in the Funds' Annual Report, which is available upon request. Financial Highlights (TO COME)
More About the Huntington Funds
Investment Practices
The Fund invests in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. The following table describes the securities and techniques the Fund uses, as well as the main risks they pose. Following the table is a more complete discussion of risk. You may also consult the Statement of Additional Information for more details about these and other securities in which the Funds may invest.


Instrument                                                         Risk Type

Asset-Backed Securities:  Securities backed by company            Pre-payment

receivables, home equity loans, truck and auto loans,                Market
leases,

credit card receivables and other securities backed                  Credit
by other

types of receivables or assets.                                    Regulatory


Bankers' Acceptances:  Bills of exchange or time                     Credit
drafts drawn

on and accepted by a commercial bank. They generally               Liquidity
have

maturities of six months or less.                                    Market


Bonds: Bonds or fixed income securities pay interest,                Market
dividends or

distributions at a specified rate.The rate may be a                  Credit
fixed percentage

of the principal or adjusted periodically. In                      Liquidity
addition, the issuer

of a bond or a fixed income security must repay the               Pre-payment
principal amount of

the security, normally within a specified time. Bonds or fixed income securities provide more regular income than equity securities.

However, the returns on bonds or fixed income securities are limited and normally do not increase with the issuer's earnings.

This limits the potential appreciation of bonds or fixed income securities as a compared to equity securities.


Certificates of Deposit:  Negotiable instruments with                Market
a

stated maturity.                                                     Credit

                                                                   Liquidity


Commercial Paper:  Secured and unsecured short-term                  Credit
promissory

notes issued by corporations and other entities. Their             Liquidity

maturities generally vary from a few days to nine                    Market
months.


Common Stock:  Shares of ownership of a company.                     Market


Demand Notes:  Securities that are subject to puts and               Market

standby commitments to purchase the securities at a                Liquidity
fixed

price (usually with accrued interest) within a fixed               Management

period of time following demand by a Fund.


Illiquid Securities:  Securities that ordinarily                   Liquidity
cannot be

sold within seven business days at the value the Fund                Market
has

estimated for them. Each Fund, except the Florida
Tax-Free

Money Market Fund, may invest up to 10% of its total assets

in illiquid securities (15% in the case of the Rotating Markets Fund,

Dividend Capture Fund, International Equity Fund, Mid
Corp

America Fund, New Economy Fund, Situs Small Cap Fund and

Intermediate Government Income Fund). The Florida
Tax-Free

Money Market Fund may invest up to 10% of its net assets in

illiquid securities.


Investment Company Securities:  Shares of registered                 Market
investment

companies. These may include Huntington Money Market
Funds

and other registered investment companies for which Huntington,

its sub-advisers, or any of their affiliates serves as investment adviser,

administrator or distributor. Except for the Rotating
Markets Fund, each

of the Funds may invest up to 5% of its assets in the Shares of any one registered investment company. Such Funds may not, however, own more than 3% of the securities of any one registered investment company or invest more than 10% of its assets in the Shares of other registered investment companies. The Rotating Markets Fund may invest all of its assets in the Shares of any one investment company or investment companies. The Rotating Markets Fund, however, may not own more than

3% of the securities of any one investment company.
If the Rotating Markets

Fund owns more than 1% of the shares of an investment company, that portion that exceeds 1% may be considered illiquid and would be subject to the limitation on investing in illiquid securities. As a shareholder of an investment company, a Fund will indirectly bear investment management fees of that investment company, which are in addition to the management fees the fund pays its own adviser.


Investment Grade Securities:  Securities rated BBB or                Market
higher

by Standard & Poor's; Baa or better by Moody's;                      Credit
similarly

rated by other nationally recognized statistical rating organizations;

or, if not rated, determined to be of comparably high

quality by the Adviser.


Money Market Instruments:  Investment-grade, U.S.                    Market

dollar-denominated debt securities with remaining                    Credit
maturities

of one year or less. These may include short-term U.S.

government obligations, commercial paper and other

short-term corporate obligations, repurchase agreements

collateralized with U.S. government securities, certificates of deposit, bankers' acceptances, and other financial

institution obligations. These securities may carry fixed

or variable interest rates.


Repurchase Agreements:  The purchase of a security                   Market
and the

simultaneous commitment to return the security to the               Leverage
seller

at an agreed upon price on an agreed upon date. This is

treated as a loan.


Restricted Securities:  Securities not registered                  Liquidity
under the

Securities Act of 1933, such as privately placed                     Market
commercial

paper and Rule 144A securities.


Securities Lending:  Each Fund, except the Rotating                  Market
Markets Fund,

Dividend Capture Fund, International Equity Fund, Mid              Liquidity
Corp

America Fund, New Economy Fund and Situs Small Cap                  Leverage
Fund may

lend up to 20% of its total assets. The Rotating
Markets Fund,

Dividend Capture Fund, International Equity Fund, Mid
Corp

America Fund, New Economy Fund, and Situs Small Cap
Fund

may each lend up to 331/3% of their total assets.
Such loans must

be collateralized by cash, U.S. government obligations or

other high-quality debt obligations and marked to market daily.


Tax-Exempt Commercial Paper:  Commercial paper issued                Credit
by

governments and political sub-divisions.                           Liquidity

                                                                     Market

                                                                      Tax


Time Deposits:  Non-negotiable receipts issued by a                Liquidity
bank

in exchange for a deposit of money.                                  Credit

                                                                     Market


U.S. Government Agency Securities:  Securities issued                Market
by

agencies and instrumentalities of the U.S.                           Credit
government. These

include Ginnie Mae, Fannie Mae, and Freddie Mac.


U.S. Treasury Obligations:  Bills, notes, bonds,                     Market
separately

traded registered interest and principal securities,

and coupons under bank entry safekeeping.


Variable and Floating Rate Instruments:  Obligations                 Credit
with

interest rates that are reset daily, weekly,                       Liquidity
quarterly or on

some other schedule. Such instruments may be payable                 Market
to a

Fund on demand.


When-Issued Securities and Forward Commitments:  A                   Market
purchase of,

or contract to purchase, securities at a fixed price                Leverage
for delivery

at a future date.                                                  Liquidity

                                                                     Credit

------------------------------------------------------------------------------
Glossary of Investment Risks
This section discusses the risks associated with the securities and investment techniques listed above, as well as the risks mentioned under the heading "What are the main risks of investing in this Fund?" in each Fund profile. Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain types of investments and Funds are more susceptible to these risks than others.
Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Generally speaking, the lower a security's credit rating, the higher its credit risk. If a security's credit rating is downgraded, its price tends to decline sharply, especially as it becomes more probable that the issuer will default.
Leverage Risk. The risk associated with securities or investment practices that magnify small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.
Liquidity Risk. The risk that a security may be difficult or impossible to sell at the time and price the seller wishes. The seller may have to accept a lower price for the security, sell other securities instead, or forego a more attractive investment opportunity. All of this could hamper the management or performance of a Fund.
Management Risk. The risk that a strategy used by a Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged.
Market Risk. The risk that a security's market value may decline, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price the investor originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector or the market as a whole. For fixed-income securities, market risk is largely influenced by changes in interest rates. Rising interest rates typically cause the value of bonds to decrease, while falling rates typically cause the value of bonds to increase.

Pre-payment & Call Risk The risk that a security's principal will be repaid at an unexpected time. Pre-payment and call risk are related, but differ somewhat. Pre-payment risk is the chance that a large number of the mortgages underlying a mortgage-backed security will be refinanced sooner than the investor had expected. Call risk is the possibility that an issuer will "call" --or repay--a high-yielding bond before the bond's maturity date. In both cases, the investor is usually forced to reinvest the proceeds in a security with a lower yield. This turnover may result in taxable capital gains and, in addition, may lower a portfolio's income. If an investor paid a premium for the security, the prepayment may result in an unexpected capital loss.

Pre-payment and call risk generally increase when interest rates decline, and can make a security's yield as well as its market price more volatile. Generally speaking, the longer a security's maturity, the greater the prepayment and call risk it poses.

Regulatory Risk. The risk that federal and state laws may restrict an investor from seeking recourse when an issuer has defaulted on the interest and/or principal payments it owes on its obligations. These laws include restrictions on foreclosures, redemption rights after foreclosure, Federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.


More information about the Funds is available free upon request, including the following:

Annual and Semi-Annual Reports
The Semi-Annual Report includes unaudited information about the performance of the Funds, portfolio holdings and other financial information. The Annual Report includes similar audited information as well as a letter from the Huntington Funds portfolio managers discussing recent market conditions, economic trends and investment strategies that significantly affected performance during the last fiscal year.

Statement of Additional Information
Provides more detailed information about the Funds and its policies. A current Statement of Additional Information is on file with the Securities and Exchange Commission and is incorporated by reference into (considered a legal part of) this Prospectus.

HUNTINGTON ASSET ADVISORS, INC.,
a wholly owned subsidiary of The Huntington National Bank, is the Adviser to the Huntington Funds.

EDGEWOOD SERVICES, INC. is the Distributor and is not affiliated with The Huntington National Bank.

For copies of Annual or Semi-Annual Reports, the Statement of Additional Information, other information or for any other inquiries:

Call (800) 253-0412

Write
Huntington Funds
P.O. Box 6110
Indianapolis, IN 46206-6110

Log on to the Internet
The Huntington Funds' website is at http://www.huntingtonfunds.com. The SEC's website, http://www.sec.gov, contains text-only versions of the Huntington Funds documents.

Contact the SEC
Call (202) 942-8090 about visiting the SEC's Public Reference Room in Washington D.C. to review and copy information about the Funds.

Alternatively, you may send your request to the SEC by e-mail at publicinfo@sec.gov or by mail with a duplicating fee to the SEC's Public Reference Section, 450 Fifth Street, NW, Washington, D.C. 20549-0102.

The Huntington Funds' Investment Company Act registration number is 811-5010.

                          [Logo of Huntington Funds]

            Huntington Funds Shareholder Services: 1-800-253-0412
       Huntington Investment Company, Member NASD/SIPC: 1-800-322-4600

              Not FDIC Insured No Bank Guarantee May Lose Value
                                   1400075




                               HUNTINGTON FUNDS

                             INVESTMENT A SHARES
                             INVESTMENT B SHARES
                                 TRUST SHARES
                               INTERFUND SHARES
                                      OF
                         HUNTINGTON MONEY MARKET FUND
                 HUNTINGTON OHIO MUNICIPAL MONEY MARKET FUND
                    HUNTINGTON FLORIDA TAX-FREE MONEY FUND
                  HUNTINGTON U.S. TREASURY MONEY MARKET FUND
                            HUNTINGTON GROWTH FUND
                        HUNTINGTON INCOME EQUITY FUND
                       HUNTINGTON ROTATING MARKETS FUND
                       HUNTINGTON DIVIDEND CAPTURE FUND
                     HUNTINGTON INTERNATIONAL EQUITY FUND
                       HUNTINGTON MID CORP AMERICA FUND
                         HUNTINGTON NEW ECONOMY FUND
                       HUNTINGTON SITUS SMALL CAP FUND
                     HUNTINGTON MORTGAGE SECURITIES FUND
                        HUNTINGTON OHIO TAX-FREE FUND
                      HUNTINGTON MICHIGAN TAX-FREE FUND
                   HUNTINGTON FIXED INCOME SECURITIES FUND
                HUNTINGTON INTERMEDIATE GOVERNMENT INCOME FUND
          HUNTINGTON SHORT/INTERMEDIATE FIXED INCOME SECURITIES FUND

                     STATEMENT OF ADDITIONAL INFORMATION

This Statement of Additional Information (SAI) contains information which may be of interest to investors in the Huntington Funds (the "Trust") but which is not included in the applicable Prospectuses for Investment A Shares, Investment B Shares, Trust Shares, or Interfund Shares. This SAI is not a prospectus and is only authorized for distribution when accompanied or preceded by the Prospectuses dated May 1, 2003, for Investment A Shares, Investment B Shares, Trust Shares, and Interfund Shares. This SAI should be read together with the applicable Prospectuses. The SAI incorporates by reference the Fund's Annual Report. Investors may obtain a free copy of a Prospectus or Annual Report by writing the Funds at, Huntington Funds, P.O. Box 6110, Indianapolis, IN 46206, or by telephoning toll free the Huntington
Funds at 800-253-0412. Capitalized terms used but not defined in this Statement of Additional Information have the same meanings as set forth in the Prospectuses.

                                 MAY 1, 2003



                               TABLE OF CONTENTS
Definitions..................................................................2
HOW ARE THE FUNDS ORGANIZED?.................................................2
SECURITIES IN WHICH THE FUNDS INVEST.........................................2
INVESTMENT PRACTICES.........................................................2
   Huntington Mid Corp America Fund..........................................2
   Huntington Situs Small Cap Fund...........................................2
   Adjustable Rate Notes.....................................................2
   American Depositary Receipts (............................................2
   Asset-backed Securities (Non-mortgage)....................................2
   Common Stock..............................................................2
   Convertible Securities....................................................2
   Corporate Debt (Including Bonds, Notes and Debentures)....................2
   Credit-enhanced Securities................................................2
   Defensive Investments.....................................................2
   Dollar Roll Transactions..................................................2
   Equity Securities.........................................................2
   Fixed Income Securities...................................................2
   Foreign Currency Options..................................................2
   Foreign Currency Transactions.............................................2
   Forward Foreign Currency and Foreign Currency Futures Contracts...........2
   Foreign Securities........................................................2
   Futures Contracts and Options on Futures Contracts........................2
   Index - Based Investments.................................................2
   Index Futures Contracts and Options on Index Futures Contracts............2
   Interests in Limited Liability Companies..................................2
   Lending Portfolio Securities..............................................2
   Money Market Instruments..................................................2
   Bank Obligations..........................................................2
   Variable Rate Demand Notes................................................2
   Money Market Mutual Funds.................................................2
   Mortgage-related Securities...............................................2
            Mortgage Pass-through Securities.................................2
            Adjustable Rate Mortgage Securities..............................2
            Derivative Mortgage Securities...................................2
   Options...................................................................2
   Preferred Stock...........................................................2
   Real Estate Investment Trusts.............................................2
   Repurchase Agreements.....................................................2
   Reverse Repurchase Agreements.............................................2
   Restricted and Illiquid Securities........................................2
   Small Cap/Special Equity Situation Securities.............................2
   Tax-exempt Securities.....................................................2
   U.S. Government Securities................................................2
   U.S. Treasury Security Futures Contracts and Options......................2
   Warrants..................................................................2
   When-issued and Delayed Delivery Transactions.............................2
   Zero-coupon Securities....................................................2
INVESTMENT RISKS.............................................................2
   Concentration Risk........................................................2
   Credit (or Default) Risk..................................................2
   Currency Risk.............................................................2
   Equity Risk...............................................................2
   Extension Risk............................................................2
   Foreign Custodial Services and Related Investment Costs...................2
   Foreign Investment Risk...................................................2
   Interest Rate Risk........................................................2
   Investment Style Risk.....................................................2
   Leverage Risk.............................................................2
   Liquidity Risk............................................................2
   Market Risk...............................................................2
   Prepayment Risk...........................................................2
   Security-specific Risk....................................................2
   Special Risk Factors Applicable to the Ohio Municipal Money Market Fund
   and the Ohio Tax-Exempt Fund..............................................2
   Special Risk Factors Applicable to the Michigan Tax-Free Fund.............2
   Special Risk Factors Applicable to the Florida Tax-Free Money Fund........2
INVESTMENT RESTRICTIONS......................................................2
   Portfolio Turnover........................................................2
WHO MANAGES AND PROVIDES SERVICES TO THE FUNDS...............................2
   Trustees and Officers.....................................................2
   Independent Trustees Background and Compensation..........................2
   Investment Adviser........................................................2
   Approval of Investment Advisory Contract..................................2
   Sub-Advisers..............................................................2
   Glass-Steagall Act........................................................2
   Portfolio Transactions....................................................2
   Brokerage Allocation and Other Practices..................................2
   Code of Ethics............................................................2
   Administrator.............................................................2
   Sub-Administrator.........................................................2
   Financial Administrator...................................................2
   Administrative Services Agreement.........................................2
   Expenses..................................................................2
   Distributor...............................................................2
   Distribution Plan (12b-1 Fees)............................................2
   Custodian.................................................................2
   Sub-Custodian.............................................................2
   Transfer Agent and Dividend Disbursing Agent..............................2
   Independent Auditors......................................................2
   Legal Counsel.............................................................2
FEES PAID BY THE FUNDS FOR SERVICES..........................................2
   Principal Holders of Securities...........................................2
SHAREHOLDER RIGHTS...........................................................2
   Other Purchase Information................................................2
   Other Exchange Information................................................2
   Other Redemption Information..............................................2
DETERMINATION OF NET ASSET VALUE.............................................2
TAXES........................................................................2
   Federal Income Taxation...................................................2
   State Taxation............................................................2
DIVIDENDS AND DISTRIBUTIONS..................................................2
   Money Market Funds........................................................2
   Other Funds...............................................................2
PERFORMANCE INFORMATION......................................................2
   Money Market Funds........................................................2
   Other Funds...............................................................2
   Tax-Equivalency Tables....................................................2
MICHIGAN TAX-FREE FUND.......................................................2
FLORIDA TAX-FREE MONEY FUND..................................................2
FINANCIAL STATEMENTS.........................................................2
INVESTMENT RATINGS...........................................................2
ADDRESSES....................................................................2

                                 Definitions

For convenience, we will use the following terms throughout this SAI.

"1940 Act"           -- The Investment Company Act of 1940, as amended.

"Funds"              -- Each  of the  separate  investment  portfolios  of the
                        Trust.

"Equity Funds"       -- Growth  Fund,  Income  Equity Fund,  Rotating  Markets
                        Fund, Dividend Capture Fund, International Equity Fund, Mid Corp America Fund, New Economy Fund, and Situs Small Cap Fund.

"Income Funds"       -- Mortgage   Securities   Fund,   Ohio  Tax-Free   Fund,
                        Michigan  Tax-Free Fund, Fixed Income Securities Fund,
                        Intermediate       Government       Income       Fund,
                        Short/Intermediate Fixed Income Securities Fund.

"Single State Funds" -- Ohio Municipal  Money Market Fund, Ohio Tax-Free Fund,
                        Michigan  Tax-Free  Fund and  Florida  Tax-Free  Money
                        Fund.

"Tax-Exempt Funds"   -- Ohio Municipal  Money Market Fund, Ohio Tax-Free Fund,
                        Michigan  Tax-Free  Fund and  Florida  Tax-Free  Money
                        Fund.

"Money Market Funds" -- Money Market Fund,  Ohio Municipal  Money Market Fund,
                        U.S. Treasury Money Market Fund and Florida Tax-Free Money Fund.

"Trust"              -- Huntington Funds.

"Huntington"         -- Huntington   Asset   Advisors,   Inc.,   the   Trust's
                        investment adviser.

"Independent Trustees"  --    Trustees  who are not  "interested  persons"  of
                        the Trust, as defined in the 1940 Act.

"NRSRO"              -- Nationally     Recognized      Statistical     Ratings
                        Organization such as Moody's Investor Service or Standard and Poor's Ratings Group.

"Federated"          -- Federated Services Company, the Trust's administrator.

"Huntington Bank"       The Huntington  National  Bank, the  sub-administrator
of the Funds.

"Prospectus"         -- Each of the separate Prospectuses of the Funds.

"Edgewood"           -- Edgewood Services, Inc., the Trust's distributor.


Cusip 446327108               Cusip 446327637
Cusip 446327686               Cusip 446327629
Cusip 446327207               Cusip 446327611
Cusip 446327496               Cusip 446327561
Cusip 446327306               Cusip 446327553
Cusip 446327405               Cusip 446327546
Cusip 446327504               Cusip 446327595
Cusip 446327603               Cusip 446327587
Cusip 446327702               Cusip 446327579
Cusip 446327801               Cusip 446327843
Cusip 446327884               Cusip 446327835
Cusip 446327678               Cusip 446327827
Cusip 446327876               Cusip 446327819
Cusip 446327868               Cusip 446327793
Cusip 446327710               Cusip 446327785
Cusip 446327850               Cusip 446327777
Cusip 446327520               Cusip 446327694
Cusip 446327538               Cusip 446327769
Cusip 446327660               Cusip 446327736
Cusip 446327652               Cusip 446327728
Cusip 446327645               Cusip 446327744
Cusip 446327462               Cusip 446327470
Cusip 446327488



HOW ARE THE FUNDS ORGANIZED?

       Each Fund covered by this SAI is a diversified portfolio of the Trust, except for the Tax-Exempt Funds which are non-diversified portfolios of the Trust. The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on February 10, 1987. The Trust may offer separate series of shares representing interests in separate portfolios of securities. The Trust changed its name from The Monitor Funds to The Huntington Funds on January 1, 1999.

       The Board of Trustees (the Board) has established four classes of shares of the Funds, known as Investment A Shares, Investment B Shares, and Trust Shares. In addition, the Money Market Fund offers Interfund Shares. This SAI relates to all classes of Shares.



                      SECURITIES IN WHICH THE FUNDS INVEST


In pursuing its investment strategy, each Fund may invest in the following types of securities for any purpose that is consistent with the Fund's investment goal. Following is a table that indicates which types of securities are a:

P = Principal investment of a Fund;
A = Acceptable (but not principal) investment of a Fund; or N = Not an acceptable investment of a Fund.

MONEY MARKET FUNDS
----------------------------------------------------------------------------------------
                                Money Market       Ohio         Florida        U.S.
                                    Fund        Municipal      Tax-Free      Treasury
                                               Money Market   Money Fund      Money
                                                   Fund                    Market Fund
----------------------------------------------------------------------------------------
Fixed Income Securities
----------------------------------------------------------------------------------------
--------------------------------                                           -------------
  Treasury Receipts                   N             N              N            N
----------------------------------------------               ---------------------------
--------------------------------              ------------------------------------------
  U.S. Treasury Obligations           A             A              A            P
----------------------------------------------               ---------------------------
--------------------------------              ------------------------------------------
  U.S. Government                     N             A              A            N
  Agency Securities
----------------------------------------------               ---------------------------
----------------------------------------------------------------------------------------
  Bonds                               A             A              A            A
--------------------------------              ------------------------------------------
----------------------------------------------------------------------------------------
  Certificates of Deposit             A             A              A            N
--------------------------------              ------------------------------------------
----------------------------------------------------------------------------------------
  Corporate Debt Securities           A             A              A            N
--------------------------------              ------------------------------------------
----------------------------------------------------------------------------------------
  Commercial Paper                    P             A              A            N
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  Demand Notes                        A             A              A            N
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  Taxable Municipal Securities        A             A              A            N
---------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  Mortgage Backed Securities          N             N              N            A
----------------------------------------------------------------------------------------
---------------------------------------------------------------------------
  Asset Backed Securities             A             A              A            N
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  Zero Coupon Securities              A             A              A            A
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  Bankers' Acceptances                A             A              A            N
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  Credit Enhancement                  A             A              A            N
----------------------------------------------                             -------------
----------------------------------------------------------------------------------------
Tax Exempt Securities
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  General Obligation Bonds            A             P              P            N
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  Special Revenue Bonds               A             P              P            N
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  Tax Exempt Commercial Paper         A             A              A            N
-------------------------------------------------------------              -------------
----------------------------------------------------------------------------------------
  Tax Increment Financing Bonds       A             A              A            N
----------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------
                                Money Market       Ohio         Florida        U.S.
                                    Fund        Municipal      Tax-Free      Treasury
                                               Money Market   Money Fund      Money
                                                   Fund                    Market Fund
----------------------------------------------------------------------------------------
  Municipal Notes                     A             P              P            N
----------------------------------------------------------------------------------------
-------------------------------------------------------------              -------------
  Variable Rate Instruments           A             P              P            A
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  Municipal Leases                    A             A              A            N
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Special Transactions
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  Repurchase Agreements               A             A              A            P
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  Reverse Repurchase                  A             A              A            A
Agreements
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  Delayed Delivery                    A             A              A            A
Transactions
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  Securities Lending                  A             A              A            A
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  Illiquid Securities                 A             A              A            N
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  Restricted Securities               A             A              A            N
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  Time Deposits                       A             A              A            N
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  When-Issued Securities              A             A              A            A
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Investment Company Securities         A             A              A            N
----------------------------------------------------------------------------------------

EQUITY FUNDS
-----------------------------------------------------------------------------------------
                                 Growth Fund  Income Equity    Rotating      Dividend
                                                   Fund       Index Fund   Capture Fund
-----------------------------------------------------------------------------------------
Equity Securities
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
  Common Stocks                       P             P              P             P
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
  Preferred Stocks                    P             P              A             P
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
  Real Estate Investment              A             A              A             P
Trusts
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
  Warrants                            A             A              A             A
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
  Limited Liability Companies         N             N              N             N
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Fixed Income Securities
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
  Treasury Receipts                   A             A              A             A
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
  U.S. Treasury Obligations           A             A              A             A
----------------------------------------------               ----------------------------
-----------------------------------------------------------------------------------------
  U.S. Government                     A             A              A             A
  Agency Securities
----------------------------------------------               ----------------------------
-----------------------------------------------------------------------------------------
  Bonds                               A             A              A             A
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
  Certificates of Deposit             A             A              A             A
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
  Corporate Debt Securities           A             P              A             A
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
  Commercial Paper                    A             A              A             A
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
  Demand Notes                        A             A              A             A
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
  Mortgage Backed Securities          A             A              A             A
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
  Asset Backed Securities             N             N              N             N
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
  Zero Coupon Securities              A             A              A             A
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
  Bankers' Acceptances                A             A              A             A
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
  Investment Grade Securities         A             A              A             A
-----------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------
                                 Growth Fund  Income Equity    Rotating      Dividend
                                                   Fund       Index Fund   Capture Fund
-----------------------------------------------------------------------------------------
Convertible Securities                A             A              A             A
-----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Tax Exempt Securities
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  General Obligation Bonds            N             A              N            N
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  Special Revenue Bonds               N             A              N            N
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  Tax Exempt Commercial Paper         N             A              N            N
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  Tax Increment Financing Bonds       N             A              N            N
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  Municipal Notes                     N             A              N            N
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  Variable Rate Instruments           A             A              A            A
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  Municipal Leases                    N             A              N            N
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Foreign Securities
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  American Depository Receipts        A             A              A            A
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  European Depository Receipts        N             N              N            N
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  Global Depository Receipts          N             N              N            N
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  Foreign Forward                     A             A              A            A
  Currency Contracts
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  Foreign Exchange Contracts          N             N              N            N
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  Obligations of Supranational        N             N              N            N
  Agencies
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Derivative Contracts
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  Call and Put Options                A             A              A            A
---------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  Futures Contracts                   A             A              A            A
---------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  Options                             A             A              A            A
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  Options on Currencies               A             A              A            A
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Special Transactions
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  Repurchase Agreements               A             A              A            A
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  Reverse Repurchase                  A             A              A            A
  Agreements
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  Delayed Delivery                    A             A              A            A
Transactions
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  Securities Lending                  A             A              A            A
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  Illiquid Securities                 A             A              A            A
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  Restricted Securities               A             A              A            A
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  Time Deposits                       A             A              A            A
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  Unit Investment Trusts              A             A              A            A
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  When-Issued Securities              A             A              A            A
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  Yankee Bonds                        A             A              A            A
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  Index-Based Securities              A             A              P            A
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Investment Company Securities         A             A              A            A
----------------------------------------------------------------------------------------


EQUITY FUNDS (Continued)
----------------------------------------------------------------------------------------
                                 International  Mid Corp     New Economy   Situs Small
                                 Equity Fund  America Fund      Fund        Cap Fund
----------------------------------------------------------------------------------------
Equity Securities
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  Common Stocks                       P             P             P             P
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  Preferred Stocks                    P             P             P             P
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  Real Estate Investment Trusts       A             A             A             P
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  Warrants                            A             A             A             A
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  Limited Liability Companies         A             A             N             A
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Fixed Income Securities
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  Treasury Receipts                   A             A             A             A
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  U.S. Treasury Obligations           A             A             A             A
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  U.S. Government                     A             A             A             A
  Agency Securities
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  Bonds                               A             A             A             A
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  Certificates of Deposit             A             A             A             A
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  Corporate Debt Securities           A             A             A             A
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  Commercial Paper                    A             A             A             A
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  Demand Notes                        A             A             A             A
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  Mortgage Backed Securities          A             A             A             A
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  Asset Backed Securities             N             N             A             A
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  Zero Coupon Securities              A             A             A             A
----------------------------------------------
----------------------------------------------------------------------------------------
  Bankers' Acceptances                A             A             A             A
---------------------------------
----------------------------------------------------------------------------------------
  Investment Grade Securities         A             A             A             A
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Convertible Securities                A             P             P             P
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Tax Exempt Securities
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  General Obligation Bonds            N             N             N             N
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  Special Revenue Bonds               N             N             N             N
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  Tax Exempt Commercial Paper         N             N             N             N
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  Tax Increment Financing Bonds       N             N             N             N
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  Municipal Notes                     N             N             N             N
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  Variable Rate Instruments           A             A             A             A
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  Municipal Leases                    N             N             N             N
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Foreign Securities
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  American Depository Receipts        A             A             A             A
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  European Depository Receipts        A             N             N             A
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  Global Depository Receipts          A             N             N             A
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  Foreign Forward                     A             A             A             A
  Currency Contracts
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  Foreign Exchange Contracts          A             N             N             A
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  Obligations of Supranational        A             N             N             A
  Agencies
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
                                 International  Mid Corp     New Economy   Situs Small
                                 Equity Fund  America Fund      Fund        Cap Fund
----------------------------------------------------------------------------------------
Derivative Contracts
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  Call and Put Options                A             A             A             A
--------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  Futures Contracts                   A             A             A             A
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  Options                             A             A             A             A
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  Options on Currencies               A             N             N             A
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Special Transactions
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  Repurchase Agreements               A             A             A             A
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  Reverse Repurchase Agreements       A             A             A             A
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  Delayed Delivery Transactions       A             A             A             A
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  Securities Lending                  A             A             A             A
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  Illiquid Securities                 A             A             A             A
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  Restricted Securities               A             A             A             A
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  Time Deposits                       A             A             A             A
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  Unit Investment Trusts              A             A             A             A
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  When-Issued Securities              A             A             A             A
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  Yankee Bonds                        A             A             A             A
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  Index-Based Securities              A             A             A             A
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Investment Company Securities         A             A             A             A
----------------------------------------------------------------------------------------

INCOME FUNDS
----------------------------------------------------------------------------------------
                                   Mortgage       Ohio        Michigan    Fixed Income
                                  Securities  Tax-Free Fund Tax-Free Fund  Securities
                                     Fund                                     Fund
----------------------------------------------------------------------------------------
Fixed Income Securities
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  Treasury Receipts                   N             N             N             A
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  U.S. Treasury Obligations           A             A             A             A
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  U.S. Government                     A             A             A             P
  Agency Securities
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  Bonds                               A             A             A             A
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  Certificates of Deposit             A             A             A             A
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  Corporate Debt Securities           A             A             A             P
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  Commercial Paper                    A             A             A             A
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  Demand Notes                        A             A             A             A
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  Taxable Municipal Securities        A             A             A             A
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  Mortgage Backed Securities          P             A             A             P
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  Mortgage Dollar Rolls               A             N             N             N
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  Asset Backed Securities             A             A             A             A
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  Zero Coupon Securities              A             A             A             A
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  Bankers' Acceptances                A             A             A             A
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  Credit Enhancement                  A             A             A             A
------------------------------------------------------------              --------------
----------------------------------------------------------------------------------------
  Investment Grade Securities         A             A             A             A
----------------------------------------------------------------------------------------
------------------------------------------------------------              --------------
                                   Mortgage       Ohio        Michigan    Fixed Income
                                  Securities  Tax-Free Fund Tax-Free Fund  Securities
                                     Fund                                     Fund
----------------------------------------------------------------------------------------
Convertible Securities                A             N             N             A
----------------------------------------------------------------------------------------
----------------------------------------------              ----------------------------
Tax Exempt Securities
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  General Obligation Bonds            A             P             P             A
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  Special Revenue Bonds               A             P             P             A
------------------------------------------------------------              --------------
----------------------------------------------------------------------------------------
  Tax Exempt Commercial Paper         A             A             A             A
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  Tax Increment Financing Bonds       A             A             A             A
----------------------------------------------------------------------------------------
------------------------------------------------------------              --------------
  Municipal Notes                     A             A             A             A
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  Variable Rate Instruments           A             A             A             A
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  Municipal Leases                    A             A             A             A
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Foreign Securities
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  Foreign Forward                     N             N             N             A
  Currency Contracts
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Derivative Contracts
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  Futures Contracts                   A             A             A             A
---------------------------------             ------------------------------------------
----------------------------------------------------------------------------------------
  Options                             A             A             A             A
----------------------------------------------------------------------------------------
---------------------------------             ------------------------------------------
  Options on Currencies               N             N             N             A
----------------------------------------------------------------------------------------
---------------------------------             ------------------------------------------
Special Transactions
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  Repurchase Agreements               A             A             A             A
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  Reverse Repurchase Agreements       A             A             A             A
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  Delayed Delivery Transactions       A             A             A             A
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  Securities Lending                  A             N             N             A
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  Illiquid Securities                 A             A             A             A
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  Restricted Securities               A             A             A             A
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  Time Deposits                       A             A             A             A
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  When-Issued Securities              A             A             A             A
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  Yankee Bonds                        N             N             N             A
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Investment Company Securities         A             A             A             A
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Equity Securities
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  Common Stocks                       A             N             N             N
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  Real Estate Investment Trusts       A             A             A             A
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  Warrants                            A             N             N             A
----------------------------------------------------------------------------------------


INCOME FUNDS (Continued)
----------------------------------------------------------------------
                                  Intermediate    Short/Intermediate
                               Government Income     Fixed Income
                                      Fund          Securities Fund
----------------------------------------------------------------------
Fixed Income Securities
----------------------------------------------------------------------
----------------------------------------------------------------------
  Treasury Receipts                    N                   N
----------------------------------------------------------------------
----------------------------------------------------------------------
  U.S. Treasury Obligations            P                   P
----------------------------------------------------------------------
----------------------------------------------------------------------
  U.S. Government                      P                   P
  Agency Securities
----------------------------------------------------------------------
----------------------------------------------------------------------
  Bonds                                A                   A
----------------------------------------------------------------------
----------------------------------------------------------------------
  Certificates of Deposit              A                   A
----------------------------------------------------------------------
----------------------------------------------------------------------
  Corporate Debt Securities            A                   P
----------------------------------------------------------------------
----------------------------------------------------------------------
  Commercial Paper                     A                   A
----------------------------------------------------------------------
----------------------------------------------------------------------
  Demand Notes                         A                   A
----------------------------------------------------------------------
----------------------------------------------------------------------
  Taxable Municipal Securities         A                   A
----------------------------------------------------------------------
----------------------------------------------------------------------
  Mortgage Dollar Rolls                N                   N
----------------------------------------------------------------------
----------------------------------------------------------------------
  Mortgage Backed Securities           P                   A
----------------------------------------------------------------------
----------------------------------------------------------------------
  Asset Backed Securities              N                   N
----------------------------------------------------------------------
----------------------------------------------------------------------
  Zero Coupon Securities               A                   A
----------------------------------------------------------------------
----------------------------------------------------------------------
  Bankers' Acceptances                 A                   A
----------------------------------------------------------------------
----------------------------------------------------------------------
  Credit Enhancement                   A                   A
----------------------------------------------------------------------
----------------------------------------------------------------------
  Investment Grade Securities          A                   A
----------------------------------------------------------------------
----------------------------------------------------------------------
Convertible Securities                 N                   A
----------------------------------------------------------------------
----------------------------------------------------------------------
Tax Exempt Securities
----------------------------------------------------------------------
----------------------------------------------------------------------
  General Obligation Bonds             A                   A
----------------------------------------------------------------------
----------------------------------------------------------------------
  Special Revenue Bonds                A                   A
----------------------------------------------------------------------
----------------------------------------------------------------------
  Tax Exempt Commercial Paper          A                   A
----------------------------------------------------------------------
----------------------------------------------------------------------
  Tax Increment Financing              A                   A
Bonds
----------------------------------------------------------------------
----------------------------------------------------------------------
  Municipal Notes                      A                   A
----------------------------------------------------------------------
----------------------------------------------------------------------
  Variable Rate Instruments            A                   A
----------------------------------------------------------------------
----------------------------------------------------------------------
  Municipal Leases                     A                   A
----------------------------------------------------------------------
----------------------------------------------------------------------
Foreign Securities
----------------------------------------------------------------------
----------------------------------------------------------------------
  Foreign Forward                      N                   A
  Currency Contracts
----------------------------------------------------------------------
----------------------------------------------------------------------
Derivative Contracts
----------------------------------------------------------------------
----------------------------------------------------------------------
  Futures Contracts                    A                   A
----------------------------------------------------------------------
----------------------------------------------------------------------
  Options                              A                   A
-------------------------------                   --------------------
----------------------------------------------------------------------
  Options on Currencies                A                   N
----------------------------------------------------------------------
----------------------------------------------------------------------
Special Transactions
----------------------------------------------------------------------
-------------------------------                   --------------------
  Repurchase Agreements                A                   A
----------------------------------------------------------------------
----------------------------------------------------------------------
  Reverse Repurchase                   A                   A
Agreements
----------------------------------------------------------------------
----------------------------------------------------------------------
  Delayed Delivery                     A                   A
Transactions
----------------------------------------------------------------------
----------------------------------------------------------------------
  Securities Lending                   A                   A
----------------------------------------------------------------------


----------------------------------------------------------------------
                                   Intermediate    Short/Intermediate
                                    Government        Fixed Income
                                    Income Fund     Securities Fund
----------------------------------------------------------------------
  Illiquid Securities                    A                 A
----------------------------------------------------------------------
----------------------------------------------------------------------
  Restricted Securities                  A                 A
----------------------------------------------------------------------
----------------------------------------------------------------------
  Time Deposits                          A                 A
----------------------------------------------------------------------
----------------------------------------------------------------------
  When-Issued Securities                 A                 A
----------------------------------------------------------------------
----------------------------------------------------------------------
  Yankee Bonds                           A                 A
----------------------------------------------------------------------
----------------------------------------------------------------------
Investment Company Securities            A                 A
----------------------------------------------------------------------
----------------------------------------------------------------------
Equity Securities
----------------------------------------------------------------------
----------------------------------------------------------------------
  Common Stocks                          N                 N
----------------------------------------------------------------------
----------------------------------------------------------------------
  Real Estate Investment Trusts          N                 N
----------------------------------------------------------------------
----------------------------------------------------------------------
  Warrants                               N                 N
----------------------------------------------------------------------


                             INVESTMENT PRACTICES

       The Prospectuses discuss the principal investment strategies of the Funds. Below you will find more detail about the types of investments and investment practices permitted by each Fund, as noted in the preceding table, including those which are not part of a Fund's principal investment strategy.

Huntington Mid Corp America Fund

       The Adviser uses a unique process in analyzing a company's research and development efforts as it relates to patents, namely how a technological idea can impact a stock's price. This "Patent Screen" process is a rigorous selection process combining qualitative, quantitative and technical analysis. The patent screening process guides the Adviser in searching for companies with superior growth characteristics and a strong earnings outlook, and helps to steer the timing of buying and selling decisions.

Huntington Situs Small Cap Fund

      In identifying companies with situs advantages for the Situs Small Cap Fund, the Adviser will consider political, social or economic factors, or population demographics that might affect the opportunity of a company. The Adviser will use its own proprietary research as well as third party research and statistical data to identify companies with situs advantages, including data from Laffer Associates, to identify those companies whose location may be impacted by tax policy. Arthur B. Laffer, Ph.D., is the founder and chairman of Laffer Associates, an economic research and consulting firm. Dr. Laffer was the architect of supply-side economics and was a primary economic advisor under the Reagan Administration in the U.S. and the Thatcher Administration in the U.K.


Adjustable Rate Notes

       Consistent with its investment objective, policies, and restrictions, each Fund may invest in "adjustable rate notes," which include variable rate notes and floating rate notes. For Money Market Fund purposes, a variable rate note is one whose terms provide for the readjustment of its interest rate on set dates and that, upon such readjustment, can reasonably be expected to have a market value that approximates its amortized cost; the degree to which a variable rate note's market value approximates its amortized cost subsequent to readjustment will depend on the frequency of the readjustment of the note's interest rate and the length of time that must elapse before the next readjustment. A floating rate note is one whose terms provide for the readjustment of its interest rate whenever a specified interest rate changes and that, at any time, can reasonably be expected to have a market value that approximates its amortized cost. Although there may be no active secondary market with respect to a particular variable or floating rate note purchased by a Fund, the Fund may seek to resell the note at any time to a third party. The absence of an active secondary market, however, could make it difficult for the Fund to dispose of a variable or floating rate note in the event the issuer of the note defaulted on its payment obligations and the Fund could, as a result or for other reasons, suffer a loss to the extent of the default. Variable or floating rate notes may be secured by bank letters of credit. A demand instrument with a demand notice period exceeding seven days may be considered illiquid if there is no secondary market for such security. Such security will be subject to a Fund's limitation governing investments in "illiquid" securities, unless such notes are subject to a demand feature that will permit the Fund to receive payment of the principal within seven days of the Fund's demand. See "INVESTMENT RESTRICTIONS" below.

American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Continental Depositary Receipts ("CDRs") and Global Depositary Receipts ("GDRs")

ADRs are securities, typically issued by a U.S. financial institution (a "depositary"), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary. ADRs include American Depositary Shares and New York Shares. EDRs, which are sometimes referred to as CDRs, are securities, typically issued by a non-U.S. financial institution, that evidence ownership interests in a security or a pool of securities issued by either a U.S. or foreign issuer. GDRs are issued globally and evidence a similar ownership arrangement. Generally, ADRs are designed for trading in the U.S. securities markets, EDRs are designed for trading in European securities markets and GDRs are designed for trading in non-U.S. securities markets. ADRs, EDRs, CDRs and GDRs may be available for investment through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the receipt's underlying security. Holders of an unsponsored depositary receipt generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through to the holders of the receipts voting rights with respect to the deposited securities.


Asset-backed Securities (Non-mortgage)
       Consistent with its investment objective, policies and restrictions, certain Funds may invest in asset-backed securities. Asset-backed securities are instruments secured by company receivables, truck and auto loans, leases, and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing such debt.

       The purchase of non-mortgage asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. Like mortgages underlying mortgage-backed securities, underlying automobile sales contracts or credit card receivables are subject to substantial prepayment risk, which may reduce the overall return to certificate holders. Nevertheless, principal prepayment rates tend not to vary as much in response to changes in interest rates and the short-term nature of the underlying car loans or other receivables tend to dampen the impact of any change in the prepayment level. Certificate holders may also experience delays in payment on the certificates if the full amounts due on underlying sales contracts or receivables are not realized by the trust because of unanticipated legal or administrative costs of enforcing the contracts or because of depreciation or damage to the collateral (usually automobiles) securing certain contracts, or other factors. If consistent with their investment objectives and policies, the Funds may invest in other asset-backed securities that may be developed in the future.

Common Stock

       Common stock is a type of equity security which represents an ownership interest in a corporation and the right to a portion of the assets of the corporation in the event of liquidation. This right, however, is subordinate to that of preferred stockholders and any creditors, including holders of debt issued by the corporation. Owners of common stock are generally entitled to vote on important matters. A corporation may pay dividends on common stock.

       Each of the Equity Funds may invest in common stock.

Convertible Securities

       Convertible securities include fixed income securities that may be exchanged or converted into a predetermined number of shares of the issuer's underlying common stock at the option of the holder during a specified period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities. The investment characteristics of each convertible security vary widely, which allows convertible securities to be employed for a variety of investment strategies. A Fund will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stock when, in its investment adviser's opinion, the investment characteristics of the underlying common shares will assist the Fund in achieving its investment objective. Otherwise the Fund may hold or trade convertible securities.

       Each of the Equity Funds may invest in convertible securities.

Corporate Debt (Including Bonds, Notes and Debentures)
       Corporate  debt includes any  obligation  of a  corporation  to repay a borrowed  amount  at  maturity  and  usually  to pay the  holder  interest  at specific intervals. Corporate debt can have a long or short maturity and is often rated by one or more nationally recognized statistical rating organizations. See the Appendix to this SAI for a description of these ratings.

      In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

       Each of the Funds, except the U.S. Treasury Money Market Fund, the Rotating Markets Fund and the Growth Fund, may invest in corporate bonds.

Credit-enhanced Securities

       Credit-enhanced securities are securities whose credit rating has been enhanced, typically by the existence of a guarantee, letter of credit, insurance or unconditional demand feature. In most cases, Huntington evaluates the credit quality and ratings of credit-enhanced securities based upon the financial condition and ratings of the party providing the credit enhancement (the "credit enhancer") rather than the issuer. However, except where prohibited by Rule 2a-7 under the 1940 Act, credit-enhanced securities will not be treated as having been issued by the credit enhancer for diversification purposes, unless the Fund has invested more than 10% of its assets in securities issued, guaranteed or otherwise credit enhanced by the credit enhancer, in which case the securities will be treated as having been issued both by the issuer and the credit enhancer. The bankruptcy, receivership or default of the credit enhancer will adversely affect the quality and marketability of the underlying security. A default on the underlying security or other event that terminates a demand feature prior to its exercise will adversely affect the liquidity of the underlying security.

       All of the Funds may invest in credit-enhanced securities. The Money Market Funds are subject to the diversification requirements relating to credit-enhanced securities imposed by Rule 2a-7 of the 1940 Act. The Ohio Municipal Money Market Fund may not invest, with respect to 75% of its total assets, more than 10% of its total assets in the credit-enhanced securities of one credit enhancer.

Defensive Investments

       At times Huntington may determine that conditions in securities markets may make pursuing a Fund's principal investment strategies inconsistent with the best interests of the Fund's shareholders. At such times, Huntington may temporarily use alternative strategies, primarily designed to reduce fluctuations in the value of a Fund's assets. In implementing these temporary "defensive" strategies, a Fund may temporarily place all or a portion of its assets in cash, U.S. Government securities, debt securities which Huntington considers to be of comparable quality to the acceptable investments of the Fund and other investments which Huntington considers consistent with such strategies. In the case of the Single State Funds, a Fund's alternative strategies may give rise to income which is not exempt from federal or state taxes.

Dollar Roll Transactions

       A dollar roll transaction is a transactions through which a Fund sells certain of its securities to financial institutions such as banks and broker-dealers, and agrees to repurchase substantially similar securities at a mutually agreed upon date and price. At the time a Fund enters into a dollar roll agreement, it will place in a segregated custodial account assets such as U.S. Government securities or other liquid high grade debt securities consistent with its investment restrictions having a value equal to the repurchase price (including accrued interest), and will subsequently continually monitor the account to insure that such equivalent value is maintained at all times. Dollar roll agreements involve the risk that the market value of securities sold by a Fund may decline below the price at which it is obligated to repurchase the securities. Dollar roll agreements are considered to be borrowings by an investment company under the 1940 Act and, therefore, a form of leverage. A Fund may experience a negative impact on its net asset value if interest rates rise during the term of a dollar roll agreement. A Fund generally will invest the proceeds of such borrowings only when such borrowings will enhance a Fund's liquidity or when the Fund reasonably expects that the interest income to be earned from the investment of the proceeds is greater than the interest expense of the transaction.

       Only the Mortgage Securities Fund engages in dollar roll transactions with respect to its mortgage-related securities.

Equity Securities

       Equity securities include both foreign and domestic common stocks, preferred stocks, securities convertible or exchangeable into common or preferred stocks, and other securities which Huntington believes have common stock characteristics, such as rights and warrants.


Fixed Income Securities

       Fixed  income  securities  include  corporate  debt  securities,   U.S.
Government securities, mortgage-related securities, tax-exempt securities and any other securities which provide a stream of fixed payments to the holder.

Foreign Currency Options (Also See "Options")

       Options on foreign currencies operate similarly to options on securities, and are traded primarily in the over-the-counter market (so-called "OTC options"), although options on foreign currencies have recently been listed on several exchanges. Options will be purchased or written only when Huntington believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specific time. Options on foreign currencies are affected by all of those factors which influence exchange rates and investments generally.

       Purchases and sales of options may be used to increase current return. They are also used in connection with hedging transactions. See "Foreign Currency Transactions."

       Writing covered call options on currencies may offset some of the costs of hedging against fluctuations in currency exchange rates. For transaction hedging purposes a Fund may also purchase exchange-listed and OTC put and call options on foreign currency futures contracts and on foreign currencies. A put option on a futures contract gives a Fund the right to assume a short position in the futures contract until expiration of the option. A call option on a futures contract gives a Fund the right to assume a long position in the futures contract until the expiration of the option.

       The value of a foreign currency option is dependent upon the value of the foreign currency and the U.S. dollar, and may have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors maybe disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

       There is no systematic reporting of last sale information for foreign currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the U.S. options markets.

       Each of the Growth Fund, Income Equity Fund, Rotating Markets Fund, International Equity Fund, Situs Small Cap Fund, Fixed Income Securities Fund and Short/Intermediate Fixed Income Securities Fund may invest in foreign currency options.

Foreign Currency Transactions

       Foreign currency transactions include purchasing and selling foreign currencies, entering into forward or futures contracts to purchase or sell foreign currencies (see "Forward Foreign Currency and Foreign Currency Futures Contracts"), and purchasing and selling options on foreign currencies (see "Foreign Currency Options"). Foreign currency transactions may be used to hedge against uncertainty in the level of future foreign currency exchange rates and to increase current return.

       Purchases  and sales of foreign  currencies on a spot basis are used to
increase  current  return.   They  are  also  used  in  connection  with  both
"transaction hedging" and "position hedging."

       Transaction hedging involves entering into foreign currency transactions with respect to specific receivables or payables generally arising in connection with the purchase or sale of portfolio securities. Transaction hedging is used to "lock in" the U.S. dollar price of a security to be purchased or sold, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. The goal is to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

       Position hedging involves entering into foreign currency transactions either to protect against: (i) a decline in the value of a foreign currency in which a security held or to be sold is denominated; or (ii) an increase in the value of a foreign currency in which a security to be purchased is denominated. In connection with position hedging, a Fund may purchase put or call options on foreign currency and foreign currency futures contracts and buy or sell forward contracts and foreign currency futures contracts.

       Neither transaction nor position hedging eliminates fluctuations in the underlying prices of the securities which a Fund owns or intends to purchase or sell. They simply establish a rate of exchange which can be achieved at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain which might result from the increase in the value of such currency.

       Hedging transactions are subject to correlation risk due to the fact that the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be perfectly matched. This is because the future value of such securities in foreign currencies will change as a consequence of market movements in the values of those securities between the dates the currency exchange transactions are entered into and the dates they mature.

       Each of the Growth Fund, Income Equity Fund, Rotating Markets Fund, International Equity Fund, Situs Small Cap Fund, Fixed Income Securities Fund and Short/Intermediate Fixed Income Securities Fund may use foreign currency transactions.

Forward Foreign Currency and Foreign Currency Futures Contracts

       A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

       A foreign currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Foreign currency futures contracts traded in the United States are designed by and traded on exchanges regulated by the Commodity Futures Trading Commission (the "CFTC"), such as the New York Mercantile Exchange.

       Forward foreign currency contracts differ from foreign currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward foreign currency contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

       At the maturity of a forward or futures contract, a Fund may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

       Forward foreign currency contracts and foreign currency futures contracts can be used to increase current return. They are also used in connection with both "transaction hedging" and "position hedging." See "Foreign Currency Transactions."

       Among the risks of using foreign currency futures contracts is the fact that positions in these contracts (and any related options) may be closed out only on an exchange or board of trade which provides a secondary market. Although it is intended that any Fund using foreign currency futures contracts and related options will only purchase or sell them on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or option or at any particular time. In such event, it may not be possible to close a futures or related option position and, in the event of adverse price movements, a Fund would continue to be required to make daily cash payments of variation margin on its futures positions.

       In addition, it is impossible to forecast with precision the market value of a security at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security being hedged is less than the amount of foreign currency a Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the hedged portfolio security if the market value of such security exceeds the amount of foreign currency a Fund is obligated to deliver.

       When a Fund purchases or sells a futures contract, it is required to deposit with its custodian an amount of cash or U.S. Treasury bills up to 5% of the amount of the futures contract. This amount is known as "initial margin." The nature of initial margin is different from that of margin in security transactions in that it does not involve borrowing money to finance transactions. Rather, initial margin is similar to a performance bond or good faith deposit that is returned to a Fund upon termination of the contract, assuming a Fund satisfies its contractual obligation.

       Subsequent payments to and from the broker occur on a daily basis in a process known as "marking to market." These payments are called "variation margin," and are made as the value of the underlying futures contract fluctuates. For example, when a Fund sells a futures contract and the price of the underlying currency rises above the delivery price, the Fund's position declines in value. The Fund then pays a broker a variation margin payment equal to the difference between the delivery price of the futures contract and the market price of the currency underlying the futures contract. Conversely, if the price of the underlying currency falls below the delivery price of the contract, the Fund's futures position increases in value. The broker then must make a variation margin payment equal to the difference between the delivery price of the futures contract and the market price of the currency underlying the futures contract.

       When a Fund terminates a position in a futures contract, a final determination of variation margin is made, additional cash is paid by or to the Fund, and the Fund realizes a loss or gain. Such closing transactions involve additional commission costs.

       Each of the Growth Fund, Income Equity Fund, Rotating Markets Fund, International Equity Fund, Mid Corp America Fund, New Economy Fund, Situs
Small Cap Fund, Fixed Income Securities Fund and Short/Intermediate Fixed Income Securities Fund may invest in forward foreign currency and foreign currency futures contracts.

Foreign Securities (including Emerging Markets)

       Foreign securities are those securities which are issued by companies located outside the United States and principally traded in foreign markets. This includes equity and debt securities of foreign entities and obligations of foreign branches of U.S. and foreign banks. Permissible investments may consist of obligations of foreign branches of U.S. banks and foreign or domestic branches of foreign banks, including European Certificates of Deposit, European Time Deposits, Canadian Time Deposits and Yankee
Certificates of Deposits, and investments in Canadian Commercial Paper, foreign securities and Europaper. In addition, the Funds may invest in depositary receipts. The Funds may also invest in securities issued or guaranteed by foreign corporations or foreign governments, their political subdivisions, agencies or instrumentalities and obligations of supranational entities such as the World Bank and the Asian Development Bank. Investment in foreign securities is subject to a number of special risks.

       Since foreign securities are normally denominated and traded in foreign currencies, the value of a Fund's assets invested in such securities may be affected favorably or unfavorably by currency exchange rates and exchange control regulation. Exchange rates with respect to certain currencies may be particularly volatile. Additionally, although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (the "spread") between prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should a Fund desire to resell that currency to the dealer.

       There may be less information publicly available about a foreign company than about a U.S. company, and foreign companies are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign companies are less liquid and at times more volatile than securities of comparable U.S. companies. Foreign brokerage commissions and other fees are also generally higher than in the United States. Foreign settlement procedures and trade regulations may involve certain risks (such as delays in payment or delivery of securities or in the recovery of a Fund's assets held abroad) and expenses not present in the settlement of domestic investments.

       In addition, with respect to certain foreign countries, there is a possibility of nationalization or expropriation of assets, confiscatory taxation, political or financial instability and diplomatic developments which could affect the value of investments in those countries. In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the United States or other countries. The laws of some foreign countries may limit a Fund's ability to invest in securities of certain issuers located in those countries. Special tax considerations apply to foreign securities.

       On January 1, 1999, the European Monetary Market Union ("EMU") introduced a new single currency, the euro, which replaced the national currency for participating member countries. Those countries are Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal and Spain. A new European Central Bank ("ECB") was created to manage the monetary policy of the new unified region. On the same day, exchange rates were irrevocably fixed between the EMU member countries. National currencies will continue to circulate until they are replaced by coins and banks notes by the middle of 2002.

       The International Equity Fund and Situs Small Cap Fund may invest in the securities of emerging market issuers. Investing in emerging market securities involves risks which are in addition to the usual risks inherent in foreign investments. Some emerging markets countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. Further, certain currencies may not be traded internationally. Certain of these currencies have experienced a steady devaluation relative to the U.S. dollar. Any devaluation in the currencies in which the Fund's securities are denominated may have a detrimental impact on the Fund.

       Some countries with emerging securities markets have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuation in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain countries. Moreover, the economies of some countries may differ favorably or unfavorably from the U.S. economy in such respects as rate of growth of gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency, number and depth of industries forming the economy's base, governmental controls and investment restrictions that are subject to political change and balance of payments position. Further, there may be greater difficulties or restrictions with respect to investments made in emerging markets countries.

       Emerging markets typically have substantially less volume than U.S. markets. In addition, securities in many of such markets are less liquid, and their prices often are more volatile, than securities of comparable U.S. companies. Such markets often have different clearance and settlement procedures for securities transactions, and in some markets there have been times when settlements have been unable to keep pace with the volume of transactions, making it difficult to conduct transactions. Delays in settlement could result in temporary periods when assets may be uninvested. Settlement problems in emerging markets countries also could cause the Fund to miss attractive investment opportunities. Satisfactory custodial services may not be available in some emerging markets countries, which may result in the Fund's incurring additional costs and delays in the transportation and custody of such securities.

       Each of the Equity Funds, Fixed Income Securities Fund and Short/Intermediate Fixed Income Securities Fund may invest in foreign securities. The Fixed Income Securities Fund and Short/Intermediate Fixed Income Securities Fund, however, may only invest up to 10% of their net assets in non-U.S. dollar-denominated bonds.

Futures Contracts and Options on Futures Contracts

       A futures contract is a binding contractual commitment which, if held to maturity, will result in an obligation to make or accept delivery of a security at a specified future time and price. By purchasing futures (assuming a "long" position) a Fund will legally obligate itself to accept the future delivery of the underlying security and pay the agreed price. By selling futures (assuming a "short" position) it will legally obligate itself to make the future delivery of the security against payment of the agreed price. Open futures positions on debt securities will be valued at the most recent settlement price, unless that price does not in the judgment of the Trustees reflect the fair value of the contract, in which case the positions will be valued by or under the direction of the Trustees. Positions taken in the futures markets are not normally held to maturity, but are instead liquidated through offsetting transactions which may result in a profit or a loss. While futures positions taken by a Fund will usually be liquidated in this manner, a Fund may instead make or take delivery of the underlying securities whenever it appears economically advantageous to the Fund to do so. A clearing corporation associated with the exchange on which futures are traded assumes responsibility for such closing transactions and guarantees that the Fund's sale and purchase obligations under closed-out positions will be performed at the termination of the contract.

       Hedging by use of futures on debt securities seeks to establish more certainly than would otherwise be possible the effective rate of return on portfolio securities. A Fund may, for example, take a "short" position in the futures market by selling contracts for the future delivery of debt securities held by the Fund (or securities having characteristics similar to those held by the Fund) in order to hedge against an anticipated rise in interest rates that would adversely affect the value of the Fund's portfolio securities. When hedging of this character is successful, any depreciation in the value of portfolio securities may be offset by appreciation in the value of the futures position.

       On other occasions, a Fund may take a "long" position by purchasing futures on debt securities. This would be done, for example, when Huntington expects to purchase for a Fund particular securities when it has the necessary cash, but expects the rate of return available in the securities markets at that time to be less favorable than rates currently available in the futures markets. If the anticipated rise in the price of the securities should occur (with its concomitant reduction in yield), the increased cost to the Fund of purchasing the securities may be offset by the rise in the value of the futures position taken in anticipation of the subsequent securities purchase.

       Successful use by a Fund of futures contracts on debt securities is subject to Huntington's ability to predict correctly movements in the direction of interest rates and other factors affecting markets for debt securities. For example, if a Fund has hedged against the possibility of an increase in interest rates which would adversely affect the market prices of debt securities held by it and the prices of such securities increase instead, the Fund will lose part or all of the benefit of the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily margin maintenance requirements. A Fund may have to sell securities at a time when it may be disadvantageous to do so.

       A Fund may purchase and write put and call options on debt futures contracts, as they become available. Such options are similar to options on securities except that options on futures contracts give the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. As with options on securities, the holder or writer of an option may terminate its position by selling or purchasing an option of the same series. There is no guarantee that such closing transactions can be effected. A Fund will be required to deposit initial margin and variation margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements, and, in addition, net option premiums received will be included as initial margin deposits. See "Margin Payments" below. Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to a Fund because the maximum amount at risk is the premium paid for the options plus transactions costs. However, there may be circumstances when the purchases of call or put options on a futures contract would result in a loss to a Fund when the purchase or sale of the futures contracts would not, such as when there is no movement in the prices of debt securities. The writing of a put or call option on a futures contract involves risks similar to those risks relating to the purchase or sale of futures contracts.

       Margin payments. When a Fund purchases or sells a futures contract, it is required to deposit with its custodian an amount of cash, U.S. Treasury bills, or other permissible collateral equal to a small percentage of the amount of the futures contract. This amount is known as "initial margin". The nature of initial margin is different from that of in security transactions in that it does not involve borrowing money to finance transactions. Rather, initial margin is similar to a performance bond or good faith deposit that is returned to the Fund upon termination of the contract, assuming the Fund satisfies its contractual obligations. Subsequent payments to and from the broker occur on a daily basis in a process known as "marking to market". These payments are called "variation margin" and are made as the value of the underlying futures contract fluctuates. For example, when a Fund sells a futures contract and the price of the underlying debt security rises above the delivery price, the Fund's position declines in value. The Fund then pays the broker a variation margin payment equal to the difference between the delivery price of the futures contract and the market price of the securities underlying the futures contract. Conversely, if the price of the underlying security falls below the delivery price of the contract, the Fund's futures position increases in value. The broker then must make a variation margin payment equal to the difference between the delivery price of the futures contract and the market price of the securities underlying the futures contract.

       When a Fund terminates a position in a futures contract, a final determination of variation margin is made, additional cash is paid by or to the Fund, and the Fund realizes a loss or a gain. Such closing transactions involve additional commission costs.

       Liquidity risks. Positions in futures contracts may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although the Trust intends to purchase or sell futures only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. If there is not a liquid secondary market at a particular time, it may not be possible to close a futures position at such time and, in the event of adverse price movements, a Fund would continue to be required to make daily cash payments of variation margin. However, in the event financial futures are used to hedge portfolio securities, such securities will not generally be sold until the financial futures can be terminated. In such circumstances, an increase in the price of the portfolio securities, if any, may partially or completely offset losses on the financial futures.

       In addition to the risks that apply to all options transactions, there are several special risks relating to options on futures contracts. The ability to establish and close out positions in such options will be subject to the development and maintenance of a liquid secondary market. It is not certain that such a market will develop. Although a Fund generally will purchase only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. In the event no such market exists for particular options, it might not be possible to effect closing transactions in such options, with the result that the Fund would have to exercise the options in order to realize any profit.

       Hedging risks. There are several risks in connection with the use by a Fund of futures contracts and related options as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the futures contracts and options and movements in the prices of securities which are the subject of the hedge. Huntington will, however, attempt to reduce this risk by purchasing and selling, to the extent possible, futures contracts and related options on securities and indexes the movements of which will, in its judgment, correlate closely with movements in the prices of the portfolio securities sought to be hedged.

       Successful use of futures contracts and options by a Fund for hedging purposes is also subject to Huntington's ability to predict correctly movements in the direction of the market. It is possible that, where a Fund has purchased puts on futures contracts to hedge its portfolio against a decline in the market, the securities or index on which the puts are purchased may increase in value and the value of securities held in the portfolio may decline. If this occurred, the Fund would lose money on the puts and also experience a decline in value in its portfolio securities. In addition, the prices of futures, for a number of reasons, may not correlate perfectly with movements in the underlying securities or index due to certain market distortions. First, all participants in the futures market are subject to margin deposit requirements. Such requirements may cause investors to close futures contracts through offsetting transactions which could distort the normal relationship between the underlying security or index and futures markets. Second, the margin requirements in the futures markets are less onerous than margin requirements in the securities markets in general, and as a result the futures markets may attract more speculators than the securities markets do. Increased participation by speculators in the futures markets may also cause temporary price distortions. Due to the possibility of price distortion, even a correct forecast of general market trends by Huntington may still not result in a successful hedging transaction over a very short time period.

       Other risks. Funds will incur brokerage fees in connection with their futures and options transactions. In addition, while futures contracts and options on futures will be purchased and sold to reduce certain risks, those transactions themselves entail certain other risks. Thus, while a Fund may benefit from the use of futures and related options, unanticipated changes in interest rates or stock price movements may result in a poorer overall performance for the Fund than if it had not entered into any futures contracts or options transactions. Moreover, in the event of an imperfect correlation between the futures position and the portfolio position which is intended to be protected, the desired protection may not be obtained and the Fund may be exposed to risk of loss.

Index - Based Investments

       Index-Based Investments, such as Standard & Poor's Depository Receipts ("SPDRs"), NASDAQ-100 Index Tracking Stock ("NASDAQ 100s"), World Equity Benchmark Shares ("WEBS"), and Dow Jones DIAMONDS ("Diamonds"), are interests in a unit investment trust ("UIT") that may be obtained from the UIT or purchased in the secondary market. SPDRs, NASDAQ 100s and DIAMONDS are listed on the American Stock Exchange.

       A UIT will generally issue Index-Based Investments in aggregations of 50,000 known as "Creation Units" in exchange for a "Portfolio Deposit" consisting of (a) a portfolio of securities substantially similar to the component securities ("Index Securities") of the applicable index (the
"Index"), (b) a cash payment equal to a pro rata portion of the dividends accrued on the UIT's portfolio securities since the last dividend payment by the UIT, net of expenses and liabilities, and (c) a cash payment or credit ("Balancing Amount") designed to equalize the net asset value of the Index and the net asset value of a Portfolio Deposit.

       Index-Based Investments are not individually redeemable, except upon termination of the UIT. To redeem, the portfolio must accumulate enough Index-Based Investments to reconstitute a Creation Unit (large aggregations of a particular Index-Based Investment). The liquidity of small holdings of Index-Based Investments, therefore, will depend upon the existence of a secondary market. Upon redemption of a Creation Unit, the portfolio will receive Index Securities and cash identical to the Portfolio Deposit required of an investor wishing to purchase a Creation Unit that day.

       The price of Index-Based Investments is derived and based upon the securities held by the UIT. Accordingly, the level of risk involved in the purchase or sale of Index-Based Investments is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for Index-Based Investments is based on a basket of stocks. Disruptions in the markets for the securities underlying Index-Based Investments purchased or sold by the Portfolio could result in losses on Index-Based Investments. Trading in Index-Based Investments involves risks similar to those risks, described above under "Options," involved in the writing of options on securities.

Index Futures Contracts and Options on Index Futures Contracts

       A debt index futures contract is a contract to buy or sell units of a specified debt index at a specified future date at a price agreed upon when the contract is made. A unit is the current value of the index. A stock index futures contract is a contract to buy or sell units of a stock index at a specified future date at a price agreed upon when the contract is made. A unit is the current value of the stock index.

       The following example illustrates generally the manner in which index futures contracts operate. The Standard & Poor's 100 Stock Index is composed of 100 selected common stocks, most of which are listed on the New York Stock Exchange. The S&P 100 Index assigns relative weightings to the common stocks included in the Index, and the Index fluctuates with changes in the market values of those common stocks. In the case of the S&P 100 Index, contracts are to buy or sell 100 units. Thus, if the value of the S&P 100 Index were $180, one contract would be worth $18,000 (100 units X $180). The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract. For example, if a Fund enters into a futures contract to buy 100 units of the S&P 100 Index at a specified future date at a contract price of $180 and the S&P 100 Index is at $184 on that future date, the Fund will gain $400 (100 units X gain of $4). If the Fund enters into a futures contract to sell 100 units of the stock index at a specified future date at a contract price of $180 and the S&P 100 Index is at $182 on that future date, the Fund will lose $200 (100 units X loss of $2). A Fund may purchase or sell futures contracts with respect to any stock index. Positions in index futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures.

       Purchases and sales of index futures may be used to hedge an investment. To hedge an investment successfully, however, a Fund must invest in futures contracts with respect to indices or sub-indices the movements of which will have a significant correlation with movements in the prices of the Fund's securities.

       Options on index futures contracts are similar to options on securities except that options on index futures contracts give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the holder assumes the underlying futures position and receives a variation margin payment of cash or securities approximating the increase in the value of the holder's option position. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement is made entirely in cash based on the difference between the exercise price of the option and the closing level of the index on which the futures contract is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

       As an alternative to purchasing call and put options on index futures contracts, a Fund may purchase put and call options on the underlying indices themselves to the extent that such options are traded on national securities exchanges. Index options are similar to options on individual securities in that the purchaser of an index option acquires the right to buy, and the writer undertakes the obligation to sell, an index at a stated exercise price during the term of the option. Instead of giving the right to take or make actual delivery of securities, the holder of an index option has the right to receive a cash "exercise settlement amount." This amount is equal to the amount by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of the exercise, multiplied by a fixed "index multiplier." A Fund will enter into an option position only if there appears to be a liquid secondary market for such options.

       The Funds will not engage in transactions in options on stock indices for speculative purposes but only to protect appreciation attained, to offset capital losses and to take advantage of the liquidity available in the option markets. The aggregate premium paid on all options on stock indices will not exceed 20% of a Fund's total assets.

       All of the Funds may utilize index futures or options on index futures.

Interests in Limited Liability Companies

       The International Equity Fund and the Situs Small Cap Fund may invest in entities such as limited partnerships, limited liability companies, business trusts and companies organized outside the United States which may issue securities comparable to common or preferred stock.

Lending Portfolio Securities

       In order to generate additional income, each of the Funds may lend its portfolio securities on a short-term basis to certain brokers, dealers or other financial institutions selected by Huntington and approved by the Trustees. In determining whether to lend to a particular broker, dealer or financial institution, Huntington will consider all relevant facts and circumstances, including the size, creditworthiness and reputation of the borrower. As a matter of fundamental policy, the aggregate value of all securities loaned by each of the Funds, except the Rotating Markets Fund, Dividend Capture Fund, International Equity Fund, Mid Corp America Fund, New Economy Fund, and Situs Small Cap Fund may not exceed 20% of the Fund's total assets. Any loans made will be continuously secured by collateral in cash or U.S. government obligations at least equal to 102% of the value of the securities on loan. As a matter of non-fundamental policy, the Rotating
Markets Fund, Dividend Capture Fund, International Equity Fund, Mid Corp America Fund, New Economy Fund, and Situs Small Cap Fund may each lend portfolio securities in an amount representing up to 33 1/3% of the value of their total assets.

       While portfolio securities are on loan, the borrower will pay to the lending Fund any dividends or interest received on the securities. In addition, the Fund retains all or a portion of the interest received on investment of the collateral or receives a fee from the borrower. Although voting rights, or rights to consent, with respect to the loaned securities pass to the borrower, the lending Fund retains the right to call the loans at any time on reasonable notice, and it will do so to enable a Fund to exercise voting rights on any matters materially affecting the investment. A Fund may also call such loans in order to sell the securities.

       One of the risks in lending portfolio securities, as with other extensions of credit, is the possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. There is also the risk that, when lending portfolio securities, the securities may not be available to a Fund on a timely basis and a Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.

Money Market Instruments

       Except where otherwise noted, all of the Funds may, for temporary defensive or liquidity purposes, invest up to 100% of their assets in money market instruments.

       Commercial Paper and Variable Amount Master Demand Notes

            Consistent with its investment objective, policies, and restrictions, each Fund may invest in commercial paper (including
       Section 4(2) commercial paper) and variable amount master demand notes. Commercial paper consists of unsecured promissory notes issued by corporations normally having maturities of 270 days or less and rates of return which are fixed. These investments may include Canadian Commercial Paper, which is U.S. dollar denominated commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and Europaper, which is U.S. dollar denominated commercial paper of a foreign issuer.

            Variable  amount master  demand notes are  unsecured  demand notes that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between a Fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, a Fund may demand payment of principal and accrued interest at any time. A variable amount master demand note will be deemed to have a maturity equal to the longer of the period of time remaining until the next readjustment of its interest rate or the period of time remaining until the principal amount can be recovered from the issuer through demand.

            The commercial paper in which any of the Money Market Funds may invest is subject to the issuer diversification and quality restrictions imposed by Rule 2a-7 under the 1940 Act. The commercial paper in which the Mortgage Securities Fund may invest must be: (i) rated A-1 or better by Standard & Poor's Ratings Group ("S&P") or P-1 or better by Moody's Investors Service, Inc. ("Moody's"); or (ii) unrated, but issued by companies with outstanding debt issues rated AAA by S&P or Aaa by Moody's.

       Bank Obligations

       Bank obligations are short-term obligations issued by U.S. and foreign banks, including bankers' acceptances, certificates of deposit, time deposits and similar securities.

            Bankers'  acceptances  are negotiable  drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise that are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Investments in bankers' acceptances will be limited to those guaranteed by domestic and foreign banks having, at the time of investment, total assets of $1 billion or more (as of the date of the institution's most recently published financial statements).

            Certificates   of  deposit  and  time  deposits   represent  funds
       deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return.

            Investments in certificates of deposit and time deposits may include Eurodollar Certificates of Deposit, which are U.S. dollar denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States, Yankee Certificates of Deposit, which are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States, Eurodollar Time Deposits ("ETDs"), which are U.S. dollar denominated deposits in a foreign branch of a U.S. bank or a foreign bank, and Canadian Time Deposits ("CTDs"), which are U.S. dollar denominated certificates of deposit issued by Canadian offices of major Canadian banks. All investments in certificates of deposit and time deposits will be limited to those (a) of domestic and foreign banks and savings and loan associations which, at the time of investment, have total assets of $1 billion or more (as of the date of the institution's most recently published financial statements) or (b) the principal amount of which is insured by the Federal Deposit Insurance Corporation.

            The Money Market Fund, Ohio Municipal Money Market Fund and Florida Tax-Free Money Fund may only invest in bank obligations issued by domestic banks and U.S. branches of foreign banks subject to U.S. banking regulation. In addition, at the time of the investment, the issuing bank must have capital, surplus and undivided profits in excess of $100 million. Issuing banks of obligations in which the Mortgage Securities Fund invests must have capital, surplus and undivided profits in excess of $1 billion.

            The Michigan Tax-Free Fund is limited to investing only in dollar-denominated obligations of: (i) U.S., Canadian, Asian or European banks with at least $500 million in total assets; or (ii) U.S. savings and loan associations with at least $1 billion in total assets.

       Variable Rate Demand Notes

            Variable rate demand notes ("VRDNs") are unsecured, direct lending arrangements between a Fund, as the lender, and a corporation, financial institution, government agency, municipality or other entity.

            VRDNs have interest rates which float or which are adjusted at regular intervals ranging from daily to annually. Although the VRDNs are not generally traded, a Fund may demand payment of principal and accrued interest according to its arrangement with the borrower (usually upon no more than seven days' notice). VRDNs are, therefore, treated as maturing on the later of the next interest adjustment or the date on which a Fund may next demand payment. Some VRDNs are backed by bank letters of credit.

            Each of the Funds may only invest in VRDNs which satisfy its credit requirements for commercial paper.

       Other instruments may include: obligations (certificates of deposit, time deposits, bank master notes, and bankers' acceptances) of thrift institutions, and savings and loans, provided that such institutions have total assets of $1 billion or more as shown on heir last published financial statements at the time of investment; short-term corporate obligations rated within the three highest rating categories by an NRSRO (e.g., at least A by S&P or A by Moody's) at the time of investment, or, if not rated, determined by the Adviser to be of comparable quality; general obligations issued by the U.S. Government and backed by its full faith and credit, and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government (e.g., obligations issued by Farmers Home Administration, Government National Mortgage Association, Federal Farm Credit Bank and Federal Housing Administration); receipts, including TRs, TIGRs and CATS; repurchase agreements involving such obligations; money market funds, and foreign commercial paper.


Money Market Mutual Funds

       Except under limited circumstances or pursuant to an exemptive relief from the Securities and Exchange Commission (SEC), a Fund may not invest more than 10% of its total assets at any one time in the shares of other funds, 5% of its total assets in the shares of any one mutual fund, or more than 3% of the shares of any one fund. When a Fund invests in the shares of other mutual funds, investment advisory and other fees will apply, and the investment's yield will be reduced accordingly.

       Pursuant to an exemptive order, dated July 24, 2001, received from the SEC, each of the Equity Funds and the Income Funds, may invest up to 25% of their respective total assets in Interfund Shares of the Huntington Money Market Fund. The Rotating Markets Fund may invest all of its assets in shares of any one investment company.

Mortgage-related Securities

       Mortgage-related securities are securities that, directly or indirectly, represent participations in, or are secured by and payable from, loans secured by real property. Mortgage-related securities include mortgage pass-through securities, adjustable rate mortgage securities and derivative securities such as collateralized mortgage obligations and stripped mortgage-backed securities. Mortgage-related securities fall into three categories: (a) those issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities, such as Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA") and Federal Home Loan Mortgage Corporation ("FHLMC"); (b) those issued by non-governmental issuers that represent interests in, or are collateralized by, mortgage-related securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities; and (c) those issued by non-governmental issuers that represent an interest in, or are collateralized by, whole mortgage loans or mortgage-related securities without a government guarantee but usually with over-collateralization or some other form of private credit enhancement. Non-governmental issuers include originators of investors in mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, investment banks and special purpose subsidiaries of the foregoing.

       There are a number of important differences both among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities themselves. Ginnie Maes are Mortgage Pass-Through Certificates issued by GNMA, which is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. Ginnie Maes are guaranteed as to the timely payment of principal and interest by GNMA and GNMA's guarantee is backed by the full faith and credit of the U.S. Treasury. In addition, Ginnie Maes are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under GNMA's guarantee. Mortgage-related securities issued by the Federal National Mortgage Association ("FNMA") include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of the FNMA. The FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of principal and interest by FNMA but are not backed by or entitled to the full faith and credit of the U.S. Treasury. Mortgage-related securities issued by the Federal Home Loan Mortgage Corporation ("FHLMC") include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PCS"). The FHLMC is a corporate instrumentality of the U.S. Government, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the U.S. Treasury or by any Federal Home Loan Bank and do not constitute a debt or obligation of the U.S. Government or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. The FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When the FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

       Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. If a Fund purchases a mortgage-related security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest-bearing securities, the prices of mortgage-related securities are inversely affected by changes in interest rates. However, though the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages underlying the security are prone to prepayment. For this and other reasons, a mortgage-related security's effective maturity may be shortened by unscheduled prepayments on the underlying mortgages and, therefore, it is not possible to predict accurately the security's return to the Fund. In addition, regular payments received in respect of mortgage-related securities include both interest and principal. No assurance can be given as to the return a Fund will receive when these amounts are reinvested.

       The Mortgage Securities Fund, Fixed Income Securities Fund, Intermediate Government Income Fund and Short/Intermediate Fixed Income Securities Fund may invest in mortgage-related securities issued by the U.S. government, its agencies or instrumentalities, and the derivative mortgage securities described above. In addition, the Mortgage Securities Fund may invest in mortgage-related securities issued by private entities.

       Mortgage Pass-through Securities
            Mortgage pass-through securities provide for the pass-through to investors of their pro-rata share of monthly payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans, net of any fees paid to the guarantor of such securities and the servicer of the underlying mortgage loans.

       Adjustable Rate Mortgage Securities
            Adjustable rate mortgage securities ("ARMS") are pass-through mortgage securities collateralized by mortgages with interest rates that are adjusted from time to time. The adjustments usually are determined in accordance with a predetermined interest rate index and may be subject to certain limits. While the values of ARMS, like other debt securities, generally vary inversely with changes in market interest rates (increasing in value during periods of declining interest rates and decreasing in value during periods of increasing interest rates), the values of ARMS should generally be more resistant to price swings than other debt securities because the interest rates of ARMS move with market interest rates. The adjustable rate feature of ARMS will not, however, eliminate fluctuations in the prices of ARMS, particularly during periods of extreme fluctuations in interest rates. Also, since many adjustable rate mortgages only reset on an annual basis, it can be expected that the prices of ARMS will fluctuate to the extent that changes in prevailing interest rates are not immediately reflected in the interest rates payable on the underlying adjustable rate mortgages.

            ARMS  typically  have caps which limit the maximum amount by which the interest rate may be increased or decreased at periodic intervals or over the life of the loan. To the extent that interest rates increase in excess of the caps, ARMS can be expected to behave more like traditional debt securities and to decline in value to a greater extent than would be the case in the absence of such caps. Also, since many adjustable rate mortgages only reset on an annual basis, it can be expected that the prices of ARMS will fluctuate to the extent that changes in prevailing interest rates are not immediately reflected in the interest rates payable on the underlying adjustable rate mortgages. The extent to which the prices of ARMS fluctuate with changes in interest rates will also be affected by the indices underlying the ARMS. Some indices, such as the one-year constant maturity Treasury note rate, closely mirror changes in market interest rate levels. Others, such as the 11th District Federal Reserve Cost of Funds Index (often related to ARMS issued by FNMA), tend to lag changes in market levels and tend to be somewhat less volatile.

       Derivative Mortgage Securities

            Collateralized mortgage obligations are derivative mortgage securities and are debt instruments issued by special purpose entities which are secured by pools of mortgage loans or other mortgage-related securities. Multi-class pass-through securities are equity interests in a trust composed of mortgage loans or other mortgage-related securities. Both are considered derivative mortgage securities and are collectively referred to as "CMOs." Payments of principal and interest on underlying collateral provide the funds to pay debt service on the collateralized mortgage obligation or make scheduled distributions on the multi-class pass-through security.

            In a CMO, a series of bonds or certificates is issued in multiple classes. Each class of CMO, often referred to as a "tranche," is issued at a specific coupon rate and has a stated maturity or final distribution date. Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than the stated maturities or final distribution dates.

            The principal and interest on the underlying mortgages may be allocated among the several tranches of a CMO in many ways. For example, certain tranches may have variable or floating interest rates and others may provide only the principal or interest feature of the underlying security. Generally, the purpose of the allocation of the cash flow of a CMO to the various tranches is to obtain a more predictable cash flow to certain of the individual tranches than exists with the underlying collateral of the CMO. As a general rule, the more predictable the cash flow is on a CMO tranche, the lower the anticipated yield will be on that tranche at the time of issuance relative to prevailing market yields on mortgage-related securities. As part of the process of creating more predictable cash flows on most of the tranches of a CMO, one or more tranches generally must be created that absorb most of the volatility in the cash flows on the underlying mortgage loans. The yields on these tranches, which may include inverse floaters, stripped mortgage-backed securities, and Z tranches, discussed below, are generally higher than prevailing market yields on mortgage-related securities with similar maturities. As a result of the uncertainty of the cash flows of these tranches, the market prices of and yield on these tranches generally are more volatile.

            An inverse floater is a CMO tranche with a coupon rate that moves inversely to a designated index, such as LIBOR (London Inter-Bank Offered Rate) or COFI (Cost of Funds Index). Like most other fixed income securities, the value of inverse floaters will decrease as interest rates increase. Inverse floaters, however, exhibit greater price volatility than the majority of mortgage pass- through securities or CMOs. Coupon rates on inverse floaters typically change at a multiple of the change in the relevant index rate. Thus, any rise in the index rate (as a consequence of an increase in interest rates) causes a correspondingly greater drop in the coupon rate of an inverse floater while any drop in the index rate causes a correspondingly greater increase in the coupon of an inverse floater. Some inverse floaters also exhibit extreme sensitivity to changes in prepayments. Inverse floaters would be purchased by a Fund in an attempt to protect against a reduction in the income earned on the Fund's investments due to a decline in interest rates.

            Z tranches of CMOs defer interest and principal payments until one or more other classes of the CMO have been paid in full. Interest accretes on the Z tranche, being added to principal, and is compounded through the accretion period. After the other classes have been paid in full, interest payments begin and continue through maturity. Z tranches have characteristics similar to zero coupon bonds. Like a zero coupon bond, during its accretion period a Z tranche has the advantage of eliminating the risk of reinvesting interest payments at lower rates during a period of declining market interest rates. At the same time, however, and also like a zero coupon bond, the market value of a Z tranche can be expected to fluctuate more widely with changes in market interest rates than would the market value of a tranche which pays interest currently. In addition, changes in prepayment rates on the underlying mortgage loans will affect the accretion period of a Z tranche, and therefore also will influence its market value.

            The Mortgage Securities Fund will invest only in CMOs which are issued by agencies or instrumentalities of the U.S. government or CMOs issued by private organizations which are rated AAA by an NRSRO.

            Stripped mortgage-backed securities ("SMBSs") may represent an interest solely in the principal repayments or solely in the interest payments on mortgage-backed securities). SMBSs are derivative multi-class securities. SMBSs are usually structured with two classes and receive different proportions of the interest and principal distributions on the pool of underlying mortgage-backed securities. Due to the possibility of prepayments on the underlying mortgages,
       SMBSs may be more interest-rate sensitive than other securities purchased. If prevailing interest rates fall below the level at which SMBSs were issued, there may be substantial prepayments on the underlying mortgages, leading to the relatively early prepayments of principal-only SMBSs (the principal-only or "PO" class) and a reduction in the amount of payments made to holders of interest-only SMBSs (the interest-only or "IO" class). Therefore, interest-only SMBSs generally increase in value as interest rates rise and decrease in value as interest rates fall, counter to changes in value experienced by most fixed income securities. If the underlying mortgages experience slower than anticipated prepayments of principal, the yield on a PO class will be affected more severely than would be the case with a traditional mortgage-related security. Because the yield to maturity of an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage-backed securities, it is possible that a Fund might not recover its original investment on interest-only SMBSs if there are substantial prepayments on the underlying mortgages. A Fund's inability to fully recoup its investment in these securities as a result of a rapid rate of principal prepayments may occur even if the securities are rated AAA by an NRSRO. In view of these considerations, Huntington intends to use these characteristics of interest-only SMBSs to reduce the effects of interest rate changes on the value of a Fund's portfolio, while continuing to pursue current income.

Options

       A call option gives the purchaser of the option the right to buy a security at a stated price from the writer (seller) of the option. A put option gives the purchaser of the option the right to sell a security at a stated price to the writer of the option. In a covered call option, during the option period the writer owns the security (or a comparable security sufficient to satisfy securities exchange requirements) which may be sold pursuant to the option. In a covered put option, the writer holds cash and/or short-term debt instruments sufficient in an amount equal to the exercise price of the option. In addition, a put or call option will be considered covered if and to the extent that some or all of the risk of the option has been offset by another option. A Fund may write combinations of covered puts and calls on the same underlying security.

       In general, a Fund may write options in an attempt to increase returns or purchase options for hedging purposes.

       The premium received from writing a put or call option, increases a Fund's return on the underlying security in the event that the option expires unexercised or is closed out at a profit. The amount of the premium reflects, among other things, the relationship between the exercise price and the current market value of the underlying security, the volatility of the underlying security, the amount of time remaining until expiration, current interest rates, and the effect of supply and demand in the options market and in the market for the underlying security. A put option locks in the price at which a Fund may sell a security it holds, thus hedging against market declines and a call option locks in the price at which a Fund may purchase a security, thus hedging against inflation. Such protection is provided during the life of the put option since the Fund, as holder of the option, is able to sell the underlying security at the option's exercise price regardless of any decline in the underlying security's market price.

       By writing a call option, a Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option but continues to bear the risk of a decline in the value of the underlying security. By writing a put option, a Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security substantially appreciates in value.

       A Fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction, in which it purchases an offsetting option. A Fund realizes a profit or loss from a closing transaction if the cost of the transaction (option premium plus transaction costs) is less or more than the premium received from writing the option. Because increases in the market price of a call option generally reflect increases in the market price of the security underlying the option, any loss resulting from a closing purchase transaction may be offset in whole or in part by unrealized appreciation of the underlying security owned by a Fund.

       In order for a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner a Fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs.

       In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs.

       Each of the Equity and Income Funds may write or purchase put and call options. All call options written must be covered.

       The successful use of options depends on the ability of Huntington to forecast interest rate and market movements. For example, if a Fund were to write a call option based on Huntington's expectation that the price of the underlying security will fall, but the price rises instead, the Fund could be required to sell the security upon exercise at a price below the current market price. Similarly, if a Fund were to write a put option based on Huntington's expectations that the price of the underlying security will rise, but the price falls instead, the Fund could be required to purchase the security upon exercise at a price higher than the current market price.

       When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction with respect to the option during the life of the option. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, a Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not lose any of its investment in such security if the price does not change.

       The use of options also involves the risk of imperfect correlation between movements in option prices and movements in the value of the underlying securities.

       The effective use of options also depends on the Fund's ability to terminate option positions at times when Huntington deems it desirable to do so. Although a Fund will take an option position only if Huntington believes there is a liquid secondary market for the option, there is no assurance that the Fund will be able to effect closing transaction at any particular time or at an acceptable price.

       The Funds generally expect that their options transactions will be conducted on recognized exchanges. In certain instances, however, a Fund may purchase and sell options in the over-the-counter ("OTC") markets. A Fund's ability to terminate options in the OTC market may be more limited than for exchange-traded options and may also involve the risk that securities dealers participating in such transactions would be unable to meet their obligations to a Fund. A Fund will, however, engage in OTC market transactions only when appropriate exchange-traded transactions are unavailable and when, in the opinion of Huntington, the pricing mechanism and liquidity of the OTC market is satisfactory and the participants are responsible parties likely to meet their contractual obligations.

       If a secondary trading market in options were to become unavailable, a Fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A market may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events--such as volume in excess of trading or clearing capability--were to interrupt its normal operations.

       A market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. For example, if an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. If an options market were to become unavailable, a Fund as a holder of an option would be able to realize profits or limit losses only by exercising the option, and the Fund, as option writer, would remain obligated under the option until expiration.

       Disruptions in the markets for the securities underlying options purchased or sold by a Fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, a Fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with considerable losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, a Fund as a purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If the Options Clearing Corporation were to determine that the available supply of an underlying security appears insufficient to permit delivery by the writers of all outstanding calls in the event of exercise, it may prohibit indefinitely the exercise of put options by holders who would be unable to deliver the underlying interest. A Fund, as holder of such a put option, could lose its entire investment if the prohibition remained in effect until the put option's expiration and the Fund was unable either to acquire the underlying security or to sell the put option in the market.

       Special risks are presented by internationally-traded options. Because of time differences between the United States and various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premium may not reflect the current prices of the underlying interest in the United States.

       An exchange-listed option may be closed out only on an exchange which provides a secondary market for an option of the same series. There is no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. If no secondary market were to exist, it would be impossible to enter into a closing transaction to close out an option position. As a result, a Fund may be forced to continue to hold, or to purchase at a fixed price, a security on which it has sold an option at a time when Huntington believes it is inadvisable to do so.

       Higher than anticipated trading activity or order flow or other unforeseen events might cause the Options Clearing Corporation or an exchange to institute special trading procedures or restrictions that might restrict a Fund's use of options. The exchanges have established limitations on the maximum number of calls and puts of each class that may be held or written by an investor or group of investors acting in concert. It is possible that the Trust and other clients of Huntington may be considered such a group. These position limits may restrict the Trust's ability to purchase or sell options on particular securities. Options which are not traded on national securities exchanges may be closed out only with the other party to the option transaction. For that reason, it may be more difficult to close out unlisted options than listed options. Furthermore, unlisted options are not subject to the protection afforded purchasers of listed options by the Options Clearing Corporation.

Preferred Stock

       Preferred stock is a type of equity security which represents an ownership interest in a corporation and the right to a portion of the assets of the corporation in the event of a liquidation. This right, however, is subordinate to that of any creditors, including holders of debt issued by the corporation. Owners of preferred stock ordinarily do not have voting rights, but are entitled to dividends at a specified rate.

       Each of the Equity Funds may invest in preferred stock.

Real Estate Investment Trusts

       The Equity Funds and Income Funds may invest in real estate investment trusts ("REITs"). REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interest. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling property that has appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code (the "Code"). Such tax requirements limit a REITs' ability to respond to changes in the commercial real estate market.

       Investments in REITs are subject to the same risks as direct investments in real estate. Real estate values rise and fall in response to many factors, including local, regional and national economic conditions, the demand for rental property, and interest rates. In addition, REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

Repurchase Agreements

       Repurchase agreements are agreements through which banks, broker-dealers and other financial institutions approved by the Trustees, sell securities (usually U.S. Government securities) to a Fund and agree to repurchase those securities at a specified price and time (usually not more than seven days from the original sale). The seller's obligation to pay the repurchase price is secured by the securities to be repurchased. These securities are required to be held by the Fund, its custodian or a third-party custodian. In order to protect the Fund's interest, collateral securities must have a value of at least 100% of the resale price at all times. (The seller must provide additional collateral in the event that this condition is not met). In general, the Adviser will require collateral securities to have a value of at least 102% of the resale price at the time the repurchase agreement is made. The collateral is marked to market on a daily basis, thus enabling the Adviser to determine when to request additional collateral from the seller.

       If a seller defaults on its repurchase obligation, a Fund could realize a loss on the sale of the underlying securities to the extent that the proceeds of the sale (including accrued interest) are less than the resale price. In addition, even though the U.S. Bankruptcy Code provides protection to a Fund if the seller becomes bankrupt or insolvent, the Fund may suffer losses in such event.

Reverse Repurchase Agreements

       Each Fund may borrow funds for temporary purposes by entering into reverse repurchase agreements, provided such action is consistent with the Fund's investment objective and fundamental investment restrictions; as a matter of non fundamental policy, each Fund intends to limit total borrowings under reverse repurchase agreements to no more than 10% of the value of its total assets. Pursuant to a reverse repurchase agreement, a Fund will sell portfolio securities to financial institutions such as banks or to broker-dealers, and agree to repurchase the securities at a mutually agreed-upon date and price. A Fund intends to enter into reverse repurchase agreements only to avoid otherwise selling securities during unfavorable market conditions to meet redemptions. At the time a Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account assets such as U.S. Government securities or other liquid, high-quality debt securities consistent with the Fund's investment objective having a value equal to 100% of the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that an equivalent value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which a Fund is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by a Fund under the 1940 Act.

Restricted and Illiquid Securities

       Restricted securities are any securities which are subject to restriction on resale under federal securities law, including commercial paper issued in reliance on the exemption from registration afforded by
Section 4(2) of the Securities Act of 1933. Illiquid securities are any securities for which there is a limited trading market and may, therefore, be difficult to sell at market value. Because restricted and illiquid securities may be difficult to sell at an acceptable price, they may be subject to greater volatility and may result in a loss to a Fund.

       Section 4(2) commercial paper is generally sold to institutional investors, such as mutual funds, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) commercial paper is normally resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity. The Trust believes that Section 4(2) commercial paper and possibly certain other restricted securities which meet the criteria for liquidity established by the Trustees are quite liquid. The Trust intends, therefore, with respect to the Money Market Fund's investments, to treat these securities as liquid and not subject to the investment limitation applicable to illiquid securities. In addition, because Section 4(2) commercial paper is liquid, the Trust intends not to subject such paper to any limitation applicable to restricted securities.

       Each of the Funds may invest in illiquid securities (including restricted securities, repurchase agreements providing for settlement on more than seven days' notice and OTC options). Except for the Florida Tax-Free Money Fund, the Intermediate Government Income Fund, the Rotating Markets Fund, the Dividend Capture Fund, the International Equity Fund, the Mid Corp America Fund, the New Economy Fund, and the Situs Small Cap Fund, none of the Funds will invest more than 10% of its total assets in such securities. The Florida Tax-Free Money Fund is limited to 10% of its net assets, while the Intermediate Government Income Fund, the Rotating Markets Fund, the Dividend Capture Fund, the International Equity Fund, the Mid Corp America Fund, the New Economy Fund, and the Situs Small Cap Fund may each invest up to 15% of their total assets in illiquid securities.

Small Cap/Special Equity Situation Securities

       Certain  Funds may  invest in the  securities  of small  capitalization companies and companies in special equity situations. Companies are considered to have a small market capitalization if their capitalization is within the range of those companies in the S&P 600 Small Cap Index. Companies are considered to be experiencing special equity situations if they are experiencing unusual and possibly non-repetitive developments, such as mergers; acquisitions; spin-offs; liquidations; reorganizations; and new products, technology or management. These companies may offer greater opportunities for capital appreciation than larger, more established companies, but investment in such companies may involve certain special risks. These risks may be due to the greater business risks of small size, limited markets and financial resources, narrow product lines and frequent lack of depth in management. The securities of such companies are often traded in the over-the-counter market and may not be traded in volumes typical on a national securities exchange. Thus, the securities of such companies may be less liquid, and subject to more abrupt or erratic market movements than securities of larger, more established growth companies. Since a "special equity situation" may involve a significant change from a company's past experiences, the uncertainties in the appraisal of the future value of the company's equity securities and the risk of a possible decline in the value of the Funds' investments are significant.

Tax-exempt Securities

       Tax-exempt securities are debt obligations the interest on which is, in the opinion of bond counsel for the issuing governmental entity or agency, excluded from gross income for federal income tax purposes. Examples of tax-exempt securities include fixed and floating or variable rate municipal obligations, tax-exempt notes, participation, trust and partnership interests in municipal obligations, tax-exempt commercial paper, stand-by commitments and private activity bonds.

       Tax-exempt securities are issued to obtain monies for various public purposes, including the construction of a wide range of public facilities such as bridges, highways, roads, schools, water and sewer works, and other utilities. Other public purposes for which tax-exempt securities may be issued include refunding outstanding obligations, obtaining monies for general operating expenses and to lend to other public institutions and facilities. The two principal classifications of tax-exempt securities are general obligation and limited obligation (or revenue) securities. General obligation securities are obligations involving the credit of an issuer possessing taxing power and are payable from the issuer's general unrestricted revenues and not from any particular fund or source. The characteristics and methods of enforcement of general obligation securities vary according to the law applicable to the particular issuer.

       Limited obligation securities are payable only from the revenues derived from a particular facility or class or facilities or, in some cases, from the proceeds of a special excise or other specific revenue source, and generally are not payable from the unrestricted revenues of the issuer. Private activity bonds generally are limited obligation securities, the credit and quality of which are usually directly related to the credit of the private user of the facilities. Payment of principal of and interest on these bonds is the responsibility of the private user (and any guarantor).

       Tax-exempt notes and tax-exempt commercial paper are generally used to provide for short-term capital needs, seasonal working capital needs of municipalities or to provide interim construction financing, and generally have maturities of one year or less. Tax-exempt notes include tax anticipation notes ("TANs"), revenue anticipation notes ("RANs") and bond anticipation notes ("BANs"). TANs are issued to finance working capital needs of municipalities. Generally, they are issued in anticipation of various seasonal tax revenues, such as income, sales, use and business taxes, and are payable from these specific future taxes. RANs are issued in expectation of receipt of other kinds of revenue, such as federal revenues available under the federal revenue sharing programs. BANs are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds then provide the money for the repayment of the notes. In most cases, tax-exempt commercial paper is backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or other institutions and is actively traded.

       Private activity bonds (sometimes called "industrial development bonds") may be issued by or on behalf of public authorities to obtain funds to provide certain privately owned or operated facilities. Because dividends attributable to interest on such bonds may not be tax exempt, it may not be desirable for an investor to purchase shares of a Fund which invests in private activity bonds, if such investor is a "substantial user" of facilities which are financed by private activity bonds or industrial development bonds or a "related person" of such a substantial user.

       Tax-exempt securities may be purchased through the acquisition of certificates of accrual or similar instruments evidencing direct ownership of interest payments or principal payments, or both, on tax-exempt securities. In such arrangements, any discount accruing on a certificate or instrument that is purchased at a yield not greater than the coupon rate of interest on the related tax-exempt securities must be exempt from federal income tax and applicable state income taxes to the same extent as interest on such tax-exempt securities, in the opinion of counsel to the initial seller of each such certificate or instrument.

       Tax-exempt securities may also be acquired by purchasing from banks participation interests in all or part of specific holdings of tax-exempt securities. Such participations may be backed in whole or in part by an irrevocable letter of credit or guarantee of the selling bank. A Fund will have the right to sell the interest back to the bank or other financial institutions and draw on the letter of credit on demand, generally on seven days' notice, for all or any part of the Fund's participation interest in the par value of the municipal obligation plus accrued interest. Huntington will generally exercise the demand on a letter of credit only under the following circumstances: (1) upon default of any of the terms of the documents of the municipal obligation, (2) as needed to provide liquidity in order to meet redemptions, or (3) in order to maintain a high quality investment portfolio. The selling bank may receive a fee in connection with the arrangement. Banks and financial institutions are subject to extensive governmental regulations which may limit the amounts and types of loans and other financial commitments that may be made and interest rates and fees which may be charged. The profitability of banks and financial institutions is largely dependent upon the availability and cost of capital funds to finance lending operations under prevailing money market conditions. General economic conditions also play an important part in the operations of these entities and exposure to credit losses arising from possible financial difficulties of borrowers may affect the ability of a bank or financial institution to meet its obligations with respect to a participation interest. A Fund which purchases a participation interest must receive an opinion of counsel or a ruling of the Internal Revenue Service stating that interest earned by it on the tax-exempt securities in which it holds such participation interest is excluded from gross income for federal regular income tax purposes and applicable state income taxes.

       Prices and yields on tax-exempt securities are dependent on a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions in the market for tax-exempt obligations, the size of a particular offering, the maturity of the obligation and ratings of particular issues, and are subject to change from time to time. Information about the financial condition of an issuer of tax-exempt bonds or notes may not be as extensive as that which is made available by corporations whose securities are publicly traded.

       Congress or state legislatures may seek to extend the time for payment of principal or interest, or both, or to impose other constraints upon enforcement of tax-exempt securities. There is also the possibility that, as a result of litigation or other conditions, the power or ability of issuers to meet their obligations to pay interest on and principal of their tax-exempt securities may be materially impaired or their obligations may be found to be invalid or unenforceable. Such litigation or conditions may from time to time have the effect of introducing uncertainties in the market for tax exempt obligations or certain segments thereof, or may materially affect the credit risk with respect to particular bonds or notes. Adverse economic, business, legal or political developments might affect all or a substantial portion of tax-exempt securities in the same manner. Obligations of issuers of tax-exempt securities are subject to the provisions of bankruptcy, insolvency and other laws, such as the Federal Bankruptcy Code, affecting the rights and remedies of creditors.

       The Internal Revenue Code of 1986, as amended (the "Code"), imposes certain continuing requirements on issuers of tax-exempt securities regarding the use, expenditure and investment of bond proceeds and the payment of rebates to the United States of America. Failure by the issuer to comply subsequent to the issuance of tax-exempt bonds with certain of these requirements could cause interest on the bonds to become includable in gross income retroactive to the date of issuance.

       Each of the Income Funds, the Ohio Municipal Money Market Fund and the Florida Tax-Free Money Fund may invest in tax-exempt securities. The Ohio Tax-Free Fund may not invest in private activity bonds if the interest is treated as a preference item for purposes of the federal alternative minimum tax. Shareholders should consult their own tax adviser regarding the potential effect on them (if any) of any investment in the Tax-Exempt Funds.

U.S. Government Securities

       U.S. Government securities are securities that are either issued or guaranteed as to payment of principal and interest by the U.S. Government, its agencies or instrumentalities. U.S. Government securities are limited to: direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds and notes, bonds, and discount notes of U.S. Government agencies or instrumentalities, including certain mortgage securities.

       Some obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government, such as Government National Mortgage Association participation certificates, are backed by the full faith and credit of the U.S. Treasury.

       Other such obligations are only supported by: the issuer's right to borrow an amount limited to a specific line of credit from the U.S. Treasury; the discretionary authority of the U.S. Government to purchase certain obligations of an agency or instrumentality; or the credit of the agency or instrumentality.

       All of the Funds may invest in U.S. Government securities and may use them for defensive purposes.

U.S. Treasury Security Futures Contracts and Options

       U.S. Treasury security futures contracts require the seller to deliver, or the purchaser to take delivery of, the type of U.S. Treasury security called for in the contract at a specified date and price. Options on U.S. Treasury securities futures contracts give the purchaser the right in return for the premium paid to assume a position in a U.S. Treasury security futures contract at the specified option exercise price at any time during the period of the option. U.S. Treasury security futures contracts and options on such contracts are used to hedge against movements in the value of tax-exempt securities.

       Successful use of U.S. Treasury security futures contracts depends on the ability to predict the direction of interest rate movements and the effects of other factors on the value of debt securities. For example, the sale of U.S. Treasury security futures contracts is used to hedge against the possibility of an increase in interest rates which would adversely affect the value of tax-exempt securities held in a Fund's portfolio. If, unexpectedly, the prices of the tax-exempt securities increase following a decline in interest rates, the Fund will lose part or all of the benefit of the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily maintenance margin requirements at a time when it may be disadvantageous to do so.

       There is also a risk that price movements in U.S. Treasury security futures contracts and related options will not correlate closely with price movements in markets for tax-exempt securities. For example, if a Fund has hedged against a decline in the values of tax-exempt securities held by it by selling U.S. Treasury securities futures and the value of U.S. Treasury securities subsequently increases while the value of its tax-exempt securities decreases, the Fund will incur losses on both its U.S. Treasury security futures contracts and its tax-exempt securities. Huntington will seek to reduce this risk by monitoring movements in markets for U.S. Treasury security futures and options and for tax-exempt securities closely.

       Each of the Tax-Exempt Funds may purchase and sell futures contracts and related options on U.S. Treasury securities when, in the opinion of Huntington, price movements in U.S. Treasury security futures and related options will correlate closely with price movements in the tax-exempt securities which are the subject of the hedge.

Warrants

       Warrants are basically options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than a year to twenty years or may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, if the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant, the warrant will expire as worthless. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.

       Each of the Equity Funds may invest in warrants.

When-issued and Delayed Delivery Transactions

       When-issued and delayed delivery transactions are arrangements through which a Fund purchases securities with payment and delivery scheduled for a future time. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the purchasing Fund sufficient to make payment for the securities are segregated on the Fund's records at the trade date. These assets are then marked to market daily and maintained until the transaction has been settled. A seller's failure to complete a transaction may cause a Fund to miss a desired price or yield. In addition, because of delayed settlement, a Fund may pay more than market value on the settlement date. Huntington may choose to dispose of a commitment prior to settlement.

       With the exception of the Mortgage Securities Fund, which may invest up to 35% of its total assets in securities purchased on a when-issued or delayed delivery basis, the Dividend Capture Fund, the Mid Corp America Fund, the New Economy Fund, and the Situs Small Cap Fund, which may invest up to 25% of their total assets in securities purchased on a when-issued or delayed delivery basis, and the International Equity Fund, which has no such restriction on total assets, none of the Funds intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.

       All of the Funds may engage in when-issued and delayed delivery transactions.

Zero-coupon Securities

       Zero-coupon securities are debt obligations which are generally issued at a discount and payable in full at maturity, and which do not provide for current payments of interest prior to maturity. Zero-coupon securities usually trade at a deep discount from their face or par value and are subject to greater market value fluctuations from changing interest rates than debt obligations of comparable maturities which make current distributions of interest. As a result, the net asset value of shares of a Fund investing in zero-coupon securities may fluctuate over a greater range than shares of other Funds and other mutual funds investing in securities making current distributions of interest and having similar maturities.

       Zero-coupon securities may include U.S. Treasury bills issued directly by the U.S. Treasury or other short-term debt obligations, and longer-term bonds or notes and their unmatured interest coupons which have been separated by their holder, typically a custodian bank or investment brokerage firm. A number of securities firms and banks have stripped the interest coupons from the underlying principal (the "corpus") of U.S. Treasury securities and resold them in custodial receipt programs with a number of different names, including Treasury Income Growth Receipts ("TIGRS") and Certificates of Accrual on Treasuries ("CATS"). The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are owned ostensibly by the bearer or holder thereof), in trust on behalf of the owners thereof.

       In addition, the U.S. Treasury has facilitated transfers of ownership of zero-coupon securities by accounting separately for the beneficial ownership of particular interest coupons and corpus payments on U.S. Treasury securities through the Federal Reserve book-entry record-keeping system. The Federal Reserve program, as established by the U.S. Treasury Department, is known as "STRIPS" or "Separate Trading of Registered Interest and Principal of Securities." Under the STRIPS program, a Fund will be able to have its beneficial ownership of U.S. Treasury zero-coupon securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidence of ownership of the underlying U.S. Treasury securities. When debt obligations have been stripped of their unmatured interest coupons by the holder, the stripped coupons are sold separately. The principal or corpus is sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic cash interest payments. Once stripped or separated, the corpus and coupons maybe sold separately. Typically, the coupons are sold separately or grouped with other coupons with like maturity dates and sold in such bundled form. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the zero-coupon securities issued directly by the obligor.

       Each of the Income Funds may invest in zero-coupon securities.

                               INVESTMENT RISKS

       There are many factors which may affect an investment in the Funds. The Funds' principal risks are described in the prospectus. Additional risk factors are outlined below.

Concentration Risk

       When a Fund invests more than 25% of its net assets in securities of issuers within a particular geographic region, it is subject to increased risk. As is the case with respect to each of the Single State Funds, performance will generally depend on the region's performance, which may differ in direction and degree from that of the overall stock market. In addition, financial, economic, business and political developments affecting the region may have a greater effect on these Funds.

Credit (or Default) Risk

       To the extent that a Fund invests in corporate debt, U.S. Government securities, mortgage-related securities or other fixed income securities, it is subject to the risk that an issuer of those securities may default on its obligation to pay interest and repay principal. Also, changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Credit risk includes "counterparty risk," -- the risk that the other party to a transaction will not fulfill its contractual obligation. This risk applies, for example, to repurchase agreements into which a Fund may enter. Securities rated below investment grade are particularly subject to credit risk.

Currency Risk

       Exchange rates for currencies fluctuate daily. Foreign securities are normally denominated and traded in foreign currencies. As a result, the value of a Fund's foreign investments and the value of its Shares may be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar. The combination of currency risk and market risks tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S. Additionally, a Fund makes significant investments in securities denominated in the Euro, the new single currency of the European Monetary Union (EMU). Therefore, the exchange rate between the Euro and the U.S. dollar will have a significant impact on the value of a Fund's investments.

Equity Risk

       Equity risk is the risk that stock prices will fall quickly and dramatically over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and period of falling prices. Often, dramatic movements in prices occur in response to reports of a company's earnings, economic statistics or other factors which affect an issuer's profitability.

       To the extent that a Fund invests in smaller capitalization stocks, it may be subject to greater risks than those associated with investment in larger, more established companies. Small companies tend to have limited product lines, markets or financial resources, and may be dependent on a small management group. Small company stocks may be subject to more abrupt or erratic price movements, for reasons such as lower trading volumes, greater sensitivity to changing conditions and less certain growth prospects. Additionally, there are fewer market makers for these stocks and wider spreads between quoted bid and asked prices in the over-the-counter market for these stocks. Small cap stocks also tend to be subject to greater liquidity risk, particularly during periods of market disruption, and there is often less publicly available information concerning these securities.

Extension Risk

       Extension risk is the possibility that rising interest rates may cause prepayments to occur at a slower than expected rate. This particular risk may effectively change a security which was considered short- or intermediate-term at the time of purchase into a long-term security. Long-term securities generally fluctuate more widely in response to changes in interest rates than short- or intermediate-term securities.



Foreign Custodial Services and Related Investment Costs

       Custodial services and other costs relating to investment in international securities markets are generally more expensive than in the U.S. Such markets have settlement and clearance procedures that differ from those in the U.S. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. The inability of a Fund to make intended securities purchases due to settlement problems could cause a Fund to miss attractive investment opportunities. The inability to dispose of a portfolio security caused by settlement problems could result either in losses to a Fund due to a subsequent decline in value of the portfolio security or could result in possible liability to a Fund. In addition, security settlement and clearance procedures in some emerging countries may not fully protect a Fund against loss or theft of its assets.

Foreign Investment Risk

       Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar's value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. For instance, foreign governments may limit or prevent investors from transferring their capital out of a country. This may affect the value of your investment in the country that adopts such currency controls. Exchange rate fluctuations also may impair an issuer's ability to repay U.S. dollar denominated debt, thereby increasing credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete or inaccurate financial information about their issuers, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are greater in the emerging markets than in the developed markets of Europe and Japan.

Interest Rate Risk

       Interest rate risk is the risk that changes in interest rates may cause a decline in the market value of an investment. With bonds and other fixed income securities, a rise in interest rates typically causes a fall in bond values, while a fall in interest rates typically causes a rise in bond values. Fixed income securities with longer maturities are more susceptible to changes in value due to interest rate changes than are those with shorter maturities.

       Recent market experience has shown that certain derivative mortgage securities have a higher degree of interest rate risk and, as a result, the prices of such securities may be highly volatile. In addition, recent market experience has shown that during periods of rising interest rates, the market for certain derivative mortgage securities may become more unstable and such securities may become more difficult to sell as market makers either choose not to repurchase such securities or offer prices which are unacceptable to the Adviser based on market conditions.

Investment Style Risk

       The risk that the particular type of investment on which a Fund focuses (such as small cap value stocks or large-cap growth stocks) may underperform other asset classes or the overall market. Individual market segments tend to go through cycles of performing better or worse than other types of securities. These periods may last as long as several years. Additionally, a particular market segment could fall out of favor with investors, causing a Fund that focuses on that market segment to underperform those that favor other kinds of securities.

Leverage Risk

       The risk associated with securities or investment practices that magnify small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

Liquidity Risk

       Certain securities may be difficult or impossible to sell at the time and price that a Fund would like. A Fund may have to accept a lower price, sell other securities or forego an investment opportunity, and this could have a negative effect on performance. This risk applies to restricted securities, Rule 144A Securities certain over-the-counter options, securities not traded in the U.S. markets and other securities that may trade in U.S. markets but are not registered under the federal securities laws.

Market Risk

       Market risk is the risk that the value of a security will move up or down, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as "volatility," may cause a security to be worth less than it was worth at an earlier time. Market risk may affect a single issuer, industry or sector of the economy or the market as a whole. Market risk is common to most investments, including stocks and bonds, and the mutual funds that invest in them. Bonds and other fixed income securities generally involve less market risk than stocks. The risks of investing in bonds, however, can vary significantly depending upon factors such as issuer and maturity. The bonds of some companies may be riskier than the stocks of others.

Prepayment Risk

       Prepayment risk results because, as interest rates fall, homeowners are more likely to refinance their home mortgages. When home mortgages are refinanced, the principal on mortgage-related securities held is "prepaid" earlier than expected. A Fund which holds mortgage-related securities which are prepaid must reinvest the unanticipated principal payments, just at a time when interest rates on new mortgage investments are falling. Prepayment risk has two important effects on a Fund: (1) when interest rates fall and additional mortgage prepayments must be reinvested at lower interest rates, income will be reduced; and (2) when interest rates fall, prices on mortgage-backed securities may not rise as much as comparable Treasury bonds because bond market investors may anticipate an increase in mortgage prepayments and a likely decline in income.

       Recent market experience has shown that certain derivative mortgage securities have a higher degree of prepayment risk and, as a result, the prices of such securities may be highly volatile.

Security-specific Risk

       Security-specific risk is the risk that the value of a particular security may or may not move in the same direction as the market as a whole. All Funds are subject to this type of risk.

Special Risk Factors Applicable to the Ohio Municipal Money Market Fund and the Ohio Tax-Exempt Fund

       Since these Funds invest primarily in issuers from Ohio, the Funds may be subject to additional risks compared to funds that invest in multiple states. Ohio's economy is relatively diversified across the manufacturing, agriculture and services sectors. However, the manufacturing sector, in particular automobile manufacturing related industries, is still a major employer within Ohio and exposes the state to the economic dislocations which occur within cyclical industries.

Special Risk Factors Applicable to the Michigan Tax-Free Fund

       Since the Fund invests primarily in issuers from Michigan, the Fund may be subject to additional risks compared to funds that invest in multiple states. Although it has diversified, Michigan's economy is still heavily dependent upon certain industries, especially automobile, manufacturing and related industries. Any downturn in these industries may adversely affect the economy of the state.

Special Risk Factors Applicable to the Florida Tax-Free Money Fund

       Since the Fund invests primarily in issuers located in Florida, the Fund may be subject to additional risks compared to funds that invest in multiple states. Florida's economy is centered on the trade and services industry; it is also influenced by agriculture and tourism, which is the main driver of the state's economy.

                           INVESTMENT RESTRICTIONS

       The following investment restrictions are fundamental and may not be changed without a vote of a majority of the outstanding shares of a Fund.

All funds (except the Rotating Markets Fund, the Dividend Capture Fund, the International Equity Fund, the Mid Corp America Fund, the New Economy Fund, and the Situs Small Cap Fund) may not:

       (1) Except for the Tax-Exempt Funds, invest more than 5% of the value of its total assets in the securities of any one issuer (this limitation does not apply to securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities or to repurchase agreements secured by such obligations).

       (2)  Purchase more than 10% of the voting securities of any issuer.

       (3) Invest 25% or more of the value of its total assets (i) in securities of companies primarily engaged in any one industry (other than the U.S. Government, its agencies and instrumentalities and securities of other investment companies), and (ii) with respect to the Tax-Exempt Funds, in municipal obligations of one issuer or which are related in such a way that, in the opinion of Huntington, an economic, business or political development other than state-wide, national or international development) affecting one such municipal obligation would also affect others in a similar manner. Such concentration may occur as a result of changes in the market value of portfolio securities, but such concentration may not result from investment.

       (4) Loan more than 20% of the Funds' portfolio securities to brokers, dealers or other financial organizations. All such loans will be collateralized by cash or U.S. Government obligations that are maintained at all times in an amount equal to at least 102% of the current value of the loaned securities.

       (5) For all Funds except the Florida Tax-Free Money Fund, invest more than 10% (15% in the case of the Government Income Fund) of the value of its total assets in illiquid securities including restricted securities, repurchase agreements of over seven days' duration and OTC options. The Florida Tax-Free Money Fund will not invest more than 10% of the value of its net assets in such illiquid securities. The Money Market Fund will not include in this limitation commercial paper issued under Section 4(2) of the Securities Act of 1933 and certain other restricted securities which meet the criteria for liquidity as established by the Trustees.

       (6) Borrow in excess of 5% of its total assets (borrowings are permitted only as a temporary measure for extraordinary or emergency purposes) or pledge (mortgage) its assets as security for an indebtedness, except that each of the Michigan Tax-Free Fund, Intermediate Government Income Fund and Florida Tax-Free Money Fund may borrow from banks up to 10% of the current value of its total net assets for temporary or defensive purposes and those borrowings may be secured by the pledge of not more than 15% (10% for the Florida Tax-Free Money Fund) of the current value of its total net assets (but investments may not be purchased by these Funds while any such borrowings are outstanding).

       (7)  Invest  more than 5% of its  total  assets  in  securities  of any
            issuer  which,   together  with  any  predecessor,   has  been  in
            operation for less than three years.

       (8) Purchase or sell real estate or real estate mortgage loans; provided, however, that the Funds may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.

       (9) Purchase or sell commodities or commodities contracts, or interests in oil, gas, or other mineral exploration or development programs provided, however, that the Funds may invest in futures contracts for bona fide hedging transactions, as defined in the General Regulations under the Commodity Exchange Act, or for other transactions permitted to entities exempt from the definition of the term commodity pool operator, as long as, immediately after entering a futures contract no more than 5% of the fair market value of the Funds' assets would be committed to initial margins.

       (10) Purchase securities on margin or effect short sales (except that the Funds may obtain such short-term credits as may be necessary for the clearance of purchases or sales of securities).

       (11) Engage in the business of underwriting securities issued by others or purchase securities, other than time deposits and restricted securities (i.e., securities which cannot be sold without registration or an exemption from registration), subject to legal or contractual restrictions on disposition.

       (12) Make  loans  to any  person  or firm  except  as  provided  below;
            provided, however, that the making of a loan shall not be construed to include (i) the acquisition for investment of bonds, debentures, notes or other evidences of indebtedness of any corporation or government which are publicly distributed or of a type customarily purchased by institutional investors (which are debt securities, generally rated not less than A by Moody's or S&P, or the equivalent, privately issued and purchased by such entities as banks, insurance companies and investment companies), or (ii) the entry into repurchase agreements. However, each of the Funds may lend its portfolio securities to brokers, dealers or other institutional investors deemed by Huntington, the Trust's manager, pursuant to criteria adopted by the Trustees, to be creditworthy if, as a result thereof, the aggregate value of all securities loaned does not exceed 20% (5% in the case of the Michigan Tax-Free Fund) of the value of total assets and the loan is collateralized by cash or U.S. Government obligations that are maintained at all times in an amount equal to at least 102% of the current market value of the loaned securities. Such transactions will comply with all applicable laws and regulations.

       (13) Purchase from or sell portfolio securities to officers, Trustees or other "interested persons" (as defined in the 1940 Act) of the Funds, including its investment manager and its affiliates, except as permitted by the Investment Company Act of 1940 and exemptive Rules or Orders thereunder.

       (14) Issue senior securities.

       (15) Purchase or retain the securities of any issuer if, to the Funds' knowledge, one or more of the officers, directors or Trustees of the Trust, the investment adviser or the administrator, individually own beneficially more than one-half of one percent of the securities of such issuer and together own beneficially more than 5% of such securities.

       (16) Purchase the securities of other investment companies except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchase other than the customary broker's commission or except when such purchase is part of a plan of merger, consolidation, reorganization or acquisition and except as permitted pursuant to Section 12(d)(1) of the 1940 Act.

       (17) Under normal circumstances, the Ohio Tax-Free Fund will invest its assets to that at least 80% of the income it distributes will be exempt from federal income tax and Ohio state income tax.

      (18) Under normal circumstances, the Michigan Tax-Free Fund will invest its assets so that as least 80% of the income it distributes will be exempt from federal income tax and Michigan state income tax.

      (19) Under normal circumstances, the Florida Tax-Free Money Fund will invest its assets so that at least 80% of the income it distributes will be exempt from federal regular income tax. If the Fund name includes the word "tax-free" the Fund will invest its assets so that at least 80% of the income it distributes will be exempt from federal income tax.

      (20) Under normal circumstances, the Ohio Municipal Money Market Fund will invest its assets so that at least 80% of the income it distributes will be exempt from federal regular income tax and the personal income taxes imposed by the State of Ohio and Ohio municipalities.

       All percentage limitations on investments will apply at the time of the making of an investment and should not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

The Rotating  Markets  Fund,  the Dividend  Capture  Fund,  the  International
Equity Fund, the Mid Corp America Fund, the New Economy Fund, and the Situs Small Cap Fund:

       (1) May not concentrate investments in a particular industry or group of industries as concentration is defined under the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

       (2) May issue senior securities to the extent permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

       (3) May lend or borrow money to the extent permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

       (4) May purchase or sell commodities, commodities contracts, futures contracts, or real estate to the extent permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

       (5) May underwrite securities to the extent permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(6)   May  pledge,  mortgage  or  hypothecate  any of its assets to the extent permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

       (7) May not change its diversification status without shareholder approval as required by the 1940 Act.

       The fundamental limitations of the Rotating Markets Fund, the Dividend Capture Fund, the International Equity Fund, the Mid Corp America Fund, the New Economy Fund, and the Situs Small Cap Fund have been adopted to avoid wherever possible the necessity of shareholder meetings otherwise required by the 1940 Act. This recognizes the need to react quickly to changes in the law or new investment opportunities in the securities markets and the cost and time involved in obtaining shareholder approvals for diversely held investment companies. However, the Funds also have adopted non-fundamental limitations, set forth below, which in some instances may be more restrictive than their fundamental limitations. Any changes in a Fund's non-fundamental limitations will be communicated to the Fund's shareholders prior to effectiveness.

       Note, with respect to the Rotating Markets Fund, the Fund will not invest more than 25% of its total assets in the securities of exchange traded funds which concentrate (i.e., invest more than 25% of their assets) in the same industry, provided that (i) through its investment in exchange traded funds, the Fund indirectly may invest more than 25% of its assets in one industry, and (ii) the Fund will concentrate more than 25% of its assets in the investment company industry.

       1940 Act Restrictions. Under the 1940 Act, and the rules, regulations and interpretations thereunder, a "diversified company," as to 75% of its totals assets, may not purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government, its agencies or its instrumentalities and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in the securities of such issuer or more than 10% of the issuer's voting securities would be held by the fund. For the Tax-Exempt Funds only, as a matter of non-fundamental policy, they will comply with the diversification requirements of Rule 2a-7, which are more rigorous. "Concentration" is generally interpreted under the 1940 Act to be investing more than 25% of net assets in an industry or group of industries. The 1940 Act limits the ability of investment companies to borrow and lend money and to underwrite securities. The 1940 Act currently prohibits an open-end fund from issuing senior securities, as defined in the 1940 Act, except under very limited circumstances.

       Additionally, the 1940 Act limits the Funds ability to borrow money prohibiting the Fund from issuing senior securities, except the Fund may borrow from any bank provided that immediately after any such borrowing there is an asset coverage of at least 300% for all borrowings by the Fund and provided further, that in the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days thereafter or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowing shall be at least 300%.

The following are non-fundamental policies of the indicated Fund:

U.S. Treasury Money Market Fund*

o at least 80% of total assets invested in direct obligations of the U.S. Treasury and repurchase agreements collateralized by such obligations.

Income Equity Fund*

o under normal circumstances, at least 80% of the value of its assets plus the amount of any borrowings for investment purposes in equity securities.

Mortgage Securities Fund

o under normal circumstances, at least 80% of the value of its assets plus the amount of any borrowings for investment purposes in mortgage-related securities, including mortgage real estate investment trusts ("REITs").

Fixed Income Securities Fund*

o under normal circumstances, at least 80% of the value of its assets plus the amount of any borrowings for investment purposes in fixed income securities.

Intermediate Government Income Fund*

o under normal circumstances, at least 80% of the value of its assets plus the amount of any borrowings for investment purposes in U.S. government securities.




International Equity Fund*

o under normal circumstances, at least 80% of the value of its assets plus the amount of any borrowings for investment purposes in equity securities.

Situs Small Cap Fund*

o under normal circumstances, at least 80% of the value of its assets plus the amount of any borrowings for investment purposes in equity securities of small capitalization companies.

Rotating Markets Fund

o under normal circumstances, invest at least 80% of its assets directly, or indirectly through index-based securities, in equity stocks comprising the equity market segment chosen by the Adviser.

* These Funds will provide shareholders with at least 60 days prior notice of any change in this policy as required by SEC rule 35d-1. This policy shall be interpreted and implemented in accordance with its purpose, which is solely to comply with Rule 35d-1.

The following investment limitations of the Rotating Markets Fund, the Dividend Capture Fund, the International Equity Fund, the Mid Corp America Fund, the New Economy Fund, and the Situs Small Cap Fund are non-fundamental policies. The funds will not:

       (1)  Invest in companies for the purpose of exercising control.

       (2) Pledge, mortgage or hypothecate assets except to secure temporary borrowings permitted by (3) above in aggregate amounts not to exceed 15% of total assets taken at current value at the time of the incurrence of such loan, except as permitted with respect to securities lending.

       (3) Purchase or sell real estate, real estate limited partnership interest, commodities or commodities contracts (except that the Funds may invest in futures contracts and options on futures contracts, as disclosed in the prospectuses) and interest in a pool of securities that are secured by interests in real estate. However, subject to its permitted investments, the Funds may invest in companies which invest in real estate, commodities or commodities contracts.

       (4) Make short sales of securities, maintain a short position or purchase securities on margin, except that the Trust may obtain short-term credits as necessary for the clearance of security transactions.

       (5) Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a Fund security.

       (6) Issue senior securities (as defined in the Investment Company Act of 1940) except in connection with permitted borrowings as described above or as permitted by rule, regulation or order of the SEC.

       (7) Purchase or retain securities of an issuer if, to the knowledge of the Trust, an officer, trustee, partner or director of the Trust or the Adviser owns beneficially more than 1/2 or 1% of the shares or securities of such issuer and all such officers, trustees, partners and directors owning more than 1/2 or 1% of such shares or securities together own more than 5% of such shares or securities.

       (8) Invest in interest in oil, gas, or other mineral exploration or development programs and oil, gas or mineral leases.

Portfolio Turnover

       The portfolio turnover rate of a Fund is defined by the SEC as the ratio of the lesser of annual sales or purchases to the monthly average value of the portfolio, excluding from both the numerator and the denominator securities with maturities at the time of acquisition of one year or less. Under that definition, the Money Market Funds will have no portfolio turnover. Portfolio turnover generally involves some expense to a Fund, including brokerage commissions or dealer mark-ups and other transactions costs on the sale of securities and reinvestment in other securities.

       For the fiscal years ended December 31, 2002 and 2001, the portfolio turnover rates for each of the following Funds were as follows:

Fund                                                              2002      2001

Growth Fund.......................................................   %      12%
Income Equity Fund................................................   %      33%
Rotating Markets Fund.............................................   %       0%
Dividend Capture Fund.............................................   %     172%
International Equity Fund.........................................   %     121%
Mid Corp America Fund.............................................   %      11%
New Economy Fund..................................................   %      45%
Situs Small Cap Fund..............................................   %     N/A*
Mortgage Securities Fund..........................................   %      25%
Ohio Tax-Free Fund................................................   %      39%
Michigan Tax-Free Fund............................................   %     100%
Fixed Income Securities Fund......................................   %     149%
Intermediate Government Income Fund...............................   %      64%
Short/Intermediate Fixed Income Securities Fund...................   %      65%

*  N/A represents a calendar period when a Fund was not in operation.

           [Discussion of Portfolio Turnover to come, if necessary]



                WHO MANAGES AND PROVIDES SERVICES TO THE FUNDS

Trustees and Officers

The following tables give information about each Independent Trustee and the senior officers of the Trust. Each Independent Trustee oversees all portfolios of the Trust and serves for an indefinite term. Information about each Independent Trustee is provided below and includes each person's: name, address, birth date, present position(s) held with the Trust, principal occupations for the past five years, other directorships held, and total compensation received as a Independent Trustee from the Trust and the Huntington Fund Complex for its most recent fiscal year. Unless otherwise noted, the business address of each person listed below is c/o Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Trust comprises 18 portfolios and the Huntington Fund Complex consists of two investment companies (comprising 24 portfolios). Each Independent Trustee serves as Trustee for all portfolios of the Huntington Fund Complex.

As of April XX, 2003, the Independent Trustees and Officers as a group owned approximately XXXX Shares (XXXX%) of the Income Equity Fund's outstanding Class A Shares.

As of April XX, 2003, the Independent Trustees and Officers as a group owned approximately XXXX Shares (XXXX%) of the Mid Corp America Fund's outstanding Class A Shares.

As of April XX, 2003, the Independent Trustees and Officers as a group owned approximately XXXX Shares (XXXX%) of the Fixed Income Securities Fund's outstanding Class A Shares.

Independent Trustees Background and Compensation

                      Principal Occupations for Past Five      Total
                      Years, Other Directorships Held          Compensation
Name                                                           From Trust and
Birth Date                                                     Huntington Fund
Positions Held with                                            Complex
Trust                                                          (past calendar
Date Service Began                                             year)

David S. Schoedinger  Principal Occupation: Since 1965,
Birth Date:           Chairman of the Board, Schoedinger
November 27, 1942     Funeral Service.  Since 1987, CEO,
CHAIRMAN              Schoedinger Financial Services, Inc.
Began serving: May    From 1992 to 1993, President, Board of
1990                  Directors of National Selected
                      Morticians (national trade association
                      for morticians).

                      Other Directorships Held: None


John M. Shary         Principal Occupations: Retired;
Birth Date:           Formerly: Member, Business Advisory
November 30, 1930     Board, HIE-HEALTHCARE.COM (formerly
CHAIRMAN OF THE       Hublink, Inc.) (1993-1997)(database
BOARD AND TRUSTEE     integration software); Member,
Began serving:        Business Advisory Board, Mind Leaders,
October 1991          Inc. (formerly DPEC - Data Processing
                      Education Corp.) (1993-1996) (data
                      processing education); Member,
                      Business Advisory Board, Miratel
                      Corporation (1993-1995)(research and
                      development firm for CADCAM); Chief
                      Financial Officer of OCLC Online
                      Computer Library Center, Inc.
                      (1978-1993); Member, Board of
                      Directors, Applied Information
                      Technology Research Center
                      (1987-1990); Member, Board of
                      Directors, AIT (1987-1990) technology.

                      Other Directorships Held: None
                      ---------------------------------------



Thomas J.             Principal Occupations: Since April
Westerfield           1993, Of Counsel, Cors & Bassett LLC
Birth Date: April     (law firm).
19, 1955
TRUSTEE               Other Directorships Held: None
Began serving:
January 2001


William R. Wise       Principal Occupations: Retired;
Birth Date: October   Formerly, Corporate Director of
20, 1931              Financial Services and Treasurer,
TRUSTEE               Children's Hospital, Columbus, Ohio;
Began serving:        Associate Executive Director and
April 1991            Treasurer, Children's Hospital,
                      Columbus, Ohio (1985-1989).

                      Other Directorships Held: None

------------------------------------------------------------------------------

------------------------------------------------------------------------------


OFFICERS**

Name                           rincipal Occupation(s) and Previous Positions
Birth Date
Address
Positions Held with Trust     P
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Daniel B. Benhase             Principal Occupations: Executive Vice President,
Birth Date: November 23,      Private Financial Group, Huntington Bancshares
1959                          Incorporated (June 2000 to present).
41 South High Street          Previous Positions: Executive Vice President of
Columbus, OH                  Firstar Corporation and Firstar Bank, N.A.
PRESIDENT                     (prior to June 2000).

Peter J. Germain              Principal Occupations: Senior Vice President and
Birth Date: September 3,      Managing Director, Mutual Fund Services,
1959                          Federated Services Company.
VICE PRESIDENT
                              Previous Positions: Senior Corporate Counsel,
                              Federated Investors, Inc.

James E. Ostrowski            Principal Occupations: Vice President, Federated
Birth Date: November 13,      Services Company.
1959
VICE PRESIDENT

David R. Carson               Principal Occupations: Vice President, Private
Birth Date: December 18,      Financial Group, Huntington Bancshares
1958                          Incorporated (June 2001 to present).
3805 Edwards Road, Suite 350
Cincinnati, OH                Previous Positions: Senior Trust Officer and
TREASURER                     Transfer Agency Manager, Firstar Bank, N.A.
                              (prior to June 2001).

Victor R. Siclari             Principal Occupations: Partner, Reed Smith LLP
Birth Date: November 17,      (October 2002 to present).
1961
SECRETARY                     Previous Positions: Sr. Corporate Counsel and
                              Vice President, Federated Services Company
                              (prior to October 2002)..


------------------------------------------------------------------------------
**    Officers do not receive any compensation from the Fund(s).

COMMITTEES OF THE BOARD

            Committee         Committee Functions                          Meetings
            Members                                                        Held
                                                                           During
                                                                           Last
Board                                                                      Fiscal
Committee                                                                  Year
Audit       David S.          The purposes of the Audit Committee are to   TWO
            Schoedinger       oversee the Trust's accounting and
            John M. Shary     financial reporting policies and
            Thomas J.         practices; to oversee the quality and
            Westerfield       objectivity of the Trust's financial
            William R. Wise   statements and the independent audit
                              thereof; to consider the selection of
                              independent public accountants for the
                              Trust and the scope of the audit; and to
                              act as a liaison between the Trust's
                              independent auditors and the full Board of
                              Trustees.
             ommittee          ommittee Functions                          Meetings
             embers                                                        Held
                                                                           During
                                                                           Last
Board       C                                                              Fiscal
Committee   M                 C                                            Year
Nominating  David S.          The purpose of the Nominating Committee is   ONE
            Schoedinger       to identify candidates to fill vacancies
            John M. Shary     on the Board of Trustees.  The Nominating
            Thomas J.         Committee will consider nominees
            Westerfield       recommended by Shareholders.  The
            William R. Wise   Nominating Committee is comprised of all
                              four members of the Board of Trustees.
                              Recommendations should be submitted to the
                              Nominating Committee in care of Huntington
                              Funds.
                              -------------------------------------------


BOARD OWNERSHIP OF SHARES IN THE FUNDS AND IN THE HUNTINGTON FAMILY OF INVESTMENT COMPANIES AS OF DECEMBER 31, 2002


--------------------------------------------------------------------------------
          (1)                          (2)                         (3)
------------------------
                                                            Aggregate Dollar
                                                             Range of Equity
                                                            Securities in All
                                                               Registered
                           Dollar Range of Shares Owned   Investment Companies
                             in the Huntington Funds       Overseen by Trustee
    Name of Trustee                                         in the Huntington
                                                              Fund Complex

David S. Schoedinger                >$100,000                   >$100,000
John M. Shary                    $50,001-$100,000           $50,001-$100,000
Thomas J. Westerfield               >$100,000                   >$100,000
William R. Wise                        NONE                       NONE

Investment Adviser

       On May 12, 2001, The Huntington National Bank reorganized its investment advisory services and created Huntington Asset Advisors, Inc., a separate, wholly owned subsidiary of The Huntington National Bank. Huntington Asset Advisors, Inc. has replaced The Huntington National Bank as the investment advisor to the Huntington Funds. Following the reorganization, the management and investment advisory personnel of The Huntington National Bank that provided investment management services to Huntington Funds will continue to do so as the personnel of Huntington Asset Advisors, Inc. Additionally, Huntington Asset Advisors, Inc. is wholly owned and otherwise fully controlled by The Huntington National Bank. As a result, this transaction is not an "assignment" of the investment advisory contract (and sub-advisory contract) for purposes of the 1940 Act and, therefore, a shareholder vote is not required.

       The Huntington National Bank is an indirect, wholly-owned subsidiary of Huntington Bancshares Incorporated ("HBI") and is deemed to be controlled by HBI. With $XXXX billion in assets as of December 31, 2002, HBI is a major Midwest regional bank holding company. Through its subsidiaries and affiliates, HBI offers a full range of services to the public, including: commercial lending, depository services, cash management, brokerage services, retail banking, international services, mortgage banking, investment advisory services and trust services.

       Under the investment advisory agreements between the Trust and Huntington (the "Investment Advisory Agreements"), Huntington, at its expense, furnishes a continuous investment program for the various Funds and makes investment decisions on their behalf, all subject to such policies as the Trustees may determine. Investment decisions are subject to the provisions of the Trust's Declaration of Trust and By-laws, and of the 1940
Act. In addition, Huntington makes decisions consistent with a Fund's investment objectives, policies, and restrictions, and such policies and instructions as the Trustees may, from time to time, establish.

       Depending on the size of the Fund, fees payable under the Investment Advisory Agreement may be higher than the advisory fee paid by most mutual funds, although the Board of Trustees believes it will be comparable to advisory fees paid by many funds having similar objectives and policies. The Adviser may from time to time agree to voluntarily reduce its advisory fee, however, it is not currently doing so for each Fund. While there can be no assurance that the Adviser will choose to make such an agreement, any voluntary reductions in the Adviser's advisory fee will lower the Fund's expenses, and thus increase the Fund's yield and total return, during the period such voluntary reductions are in effect.

       The Investment Advisory Agreements provide that Huntington shall not be subject to any liability for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Investment Advisory Agreements relate, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations and duties on the part of Huntington.

       The Investment Advisory Agreements may be terminated without penalty with respect to any Fund at any time by the vote of the Trustees or by the shareholders of that Fund upon 60 days' written notice, or by Huntington on 90 days' written notice. An Investment Advisory Agreement may be amended only by a vote of the shareholders of the affected Fund(s). The Agreements also terminate without payment of any penalty in the event of its assignment. The Investment Advisory Agreements provide that they will continue in effect from year to year only so long as such continuance is approved at least annually with respect to each Fund by the vote of either the Trustees or the shareholders of the Fund, and, in either case, by a majority of the Trustees who are not "interested persons" of Huntington.

       From time to time, the Adviser may use a portion of its investment advisory fee to pay for certain administrative services provided by financial institutions on Investment A Shares or Investment B Shares of the Funds.

       Because of the internal controls maintained by Huntington to restrict the flow of non-public information, the Funds' investments are typically made without any knowledge of Huntington's or its affiliates' lending relationships with an issuer.

Approval of Investment Advisory Contract


      The investment advisory agreement (the "Agreement") with Huntington Asset Advisors, Inc.1 was formally considered by the Board of Trustees at meetings held on July 31, 2002, which included detailed discussions held outside the presence of fund management and the Adviser's personnel. In conducting its review, the Board of Trustees, all of whom are independent trustees for purposes of the 1940 Act, were advised by independent legal counsel. The Board's review addressed a variety of factors including: (1) the nature, quality and extent of services provided to the Trust under the Agreement; (2) the Trust's investment performance and expenses under the
Agreement, (3) information comparing the Trust's expenses and investment performance to that of other comparable mutual funds, and (4) the reasonableness of the profitability of Huntington Asset Advisors, Inc. with respect to each portfolio in the Trust. In analyzing these factors, the
Board reviewed and considered highly detailed expense and performance comparison information provided by Lipper Inc. (an independent provider of mutual fund data). These materials compared the expenses and performance of each portfolio to a broad or general universe of funds and to a "peer group" of funds. The Board further reviewed staffing information including the recruiting and retention of qualified investment professionals. The Board also reviewed the investment processes employed by the Adviser with respect to each Fund.

      As disclosed elsewhere in this Statement of Additional Information, Huntington Asset Advisors, Inc. has soft dollar arrangements by which brokers provide research to Huntington Asset Advisors, Inc. in return for allocating brokerage to such brokers. The Board considered these arrangements. The Board also considered the costs and benefits to affiliates of Huntington Asset Advisors, Inc. such as costs and benefits associated with the assumption of duties as administrator and custodian to the Trust by
Huntington National Bank. Also considered was the business reputation and financial resources of Huntington Asset Advisors, Inc. and its ultimate corporate parent, Huntington Bancshares Incorporated.

      Based on its review, the Board of Trustees approved continuance of the Investment Advisory Agreement and determined the compensation payable under such agreement to be fair and reasonable in light of Huntington Asset
Advisors, Inc.'s services and expenses and such matters as the Trustees considered to be relevant in the exercise of their reasonable business judgment, including most particularly those identified above.

1 In 2001, Huntington replaced Huntington Bank as the investment adviser to the Trust. Because the Adviser is a wholly owned subsidiary of the Bank and all management and investment advisory personnel remain unchanged, transfer of the investment advisory function does not constitute an assignment for purposes of the Investment Company Act of 1940 and, therefore, does not require shareholder approval.

Sub-Advisers

       Effective  May 1, 2001,  the  Florida  Tax-Free  Money  Market  Fund no
longer has a sub-adviser. Prior to May 1, 2000, the sub-adviser for the Florida Tax-Free Money Fund was Countrywide Investments, Inc.
("Countrywide"), an indirect subsidiary of The Western and Southern Life Insurance Company. As of May 1, 2000, Countrywide reorganized part of its investment advisory operations into its affiliate, Fort Washington Investment Advisors, Inc. ("Fort Washington"). From May 1, 2000 to April 30, 2001, Fort Washington, whose address is 420 E. Fourth Street, Cincinnati, Ohio 45202, served as sub-adviser to the Florida Tax-Free Money Fund.

       For the period ended April 30, 2001, Huntington paid sub-advisory fees of $75,771 to Fort Washington. For the fiscal year ended 2000, Huntington paid sub-advisory fees of $32,313 and $68,415 to Countrywide and Fort Washington, respectively.

       Effective December 31, 2001, the Huntington International Equity Fund no longer has a sub-adviser. Prior to December 31, 2001, the sub-adviser for the Huntington International Equity Fund was Federated Global Investment Management Corp. ("FGIM"). From May 1, 2001 to December 31, 2001, FGIM, whose address is 175 Water Street, New York, NY 10038, served as sub-adviser to the Fund. Huntington will now serve as investment adviser to the Fund

       For the fiscal year ended 2001, Huntington paid sub-advisory fees of $114,176 to FGIM.

Glass-Steagall Act

       The Gramm-Leach-Bliley Act of 1999 repealed certain provisions of the Glass-Steagall Act that had previously restricted the ability of banks and their affiliates to engage in certain mutual fund activities. Nevertheless, the Adviser's activities remain subject to, and may be limited by, applicable federal banking law and regulations. The Adviser and the Sub-Adviser believe that they possess the legal authority to perform the services for the Funds contemplated by the Investment Advisory Agreement and the Sub-Advisory Agreement and described in the Prospectuses and this Statement of Additional Information and has so represented in the Investment Advisory Agreement and the Sub-Advisory Agreement. Future changes in either federal or state statutes and regulations relating to the permissible activities of banks or bank holding companies and the subsidiaries or affiliates of those entities, as well as further judicial or administrative decisions or interpretations of present and future statutes and regulations could prevent or restrict the Adviser from continuing to perform such services for the Trust. Depending upon the nature of any changes in the services that could be provided by the Adviser, or the Sub-Adviser, the Board of Trustees of the Trust would review the Trust's relationship with the Adviser and the Sub-Adviser and consider taking all action necessary in the circumstances.

       Should further legislative, judicial or administrative action prohibit or restrict the activities of the Adviser, its affiliates, and its correspondent banks in connection with Customer purchases of Shares of the Trust, such Banks might be required to alter materially or discontinue the services offered by them to Customers. It is not anticipated, however, that any change in the Trust's method of operations would affect its net asset value per Share or result in financial losses to any Customer.

Portfolio Transactions

       Huntington may place portfolio transactions with broker-dealers which furnish, without cost, certain research, statistical, and quotation services of value to Huntington and its affiliates in advising the Trust and other clients, provided that they shall always seek best price and execution with respect to the transactions. Certain investments may be appropriate for the Trust and for other clients advised by Huntington. Investment decisions for the Trust and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment, and the size of their investments generally. Frequently, a particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In addition, purchases or sales of the same security may be made for two or more clients of an investment adviser on the same day. In such event, such transactions will be allocated among the clients in a manner believed by Huntington to be equitable to each. In some cases, this procedure could have an adverse effect on the price or amount of the securities purchased or sold by the Trust. Purchase and sale orders for the Trust may be combined with those of other clients of Huntington in the interest of achieving the most favorable net results for the Trust.

       As part of its regular banking operations, Huntington may make loans to public companies. Thus, it may be possible, from time to time, for the Funds to hold or acquire the securities of issuers which are also lending clients of Huntington. The lending relationship will not be a factor in the selection of securities for the Funds.

Brokerage Allocation and Other Practices

       Transactions on U.S. stock exchanges and other agency transactions involve the payment by a Fund of negotiated brokerage commissions. Such commissions vary among different brokers. Also, a particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign securities often involve the payment of fixed brokerage commissions, which are generally higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid by a Fund usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by a Fund includes a disclosed, fixed commission or discount retained by the underwriter or dealer.

       Huntington places all orders for the purchase and sale of portfolio securities for a Fund and buys and sells securities for a Fund through a substantial number of brokers and dealers. In so doing, it uses its best efforts to obtain for a Fund the best price and execution available. In seeking the best price and execution, Huntington, having in mind a Fund's best interests, considers all factors it deems relevant, including, by way of illustration, price, the size of the transaction, the nature of the market for the security, the amount of the commission, the timing of the transaction taking into account market prices and trends, the reputation, experience, and financial stability of the broker-dealer involved, and the quality of service rendered by the broker-dealer in other transactions.

       It  has  for  many  years  been a  common  practice  in the  investment advisory business for advisers of investment companies and other institutional investors to receive research, statistical, and quotation services from broker-dealers that execute portfolio transactions for the clients of such advisers. Consistent with this practice, Huntington receives research, statistical, and quotation services from many broker-dealers with which it places a Fund's portfolio transactions. These services, which in some cases may also be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities, and recommendations as to the purchase and sale of securities. Some of these services are of value to Huntington and its affiliates in advising various of their clients (including the Trust), although not all of these services are necessarily useful and of value in managing the Trust. The fee paid by a Fund to Huntington is not reduced because Huntington and its affiliates receive such services.

       As permitted by Section 28(e) of the Securities Exchange Act of 1934, as amended, and by the Investment Advisory Agreements, Huntington may cause a Fund to pay a broker-dealer that provides the brokerage and research services described above an amount of disclosed commission for effecting a securities transaction for the Fund in excess of the commission which another broker-dealer may charge for effecting that transaction. Huntington's authority to cause a Fund to pay any such greater commissions is also subject to such policies as the Trustees may adopt from time to time.

       On December 31, 2002, certain Funds owned securities of the following regular broker/dealers:

Fund                                                           Holdings (000)

Money Market Fund...................................................   $
U.S. Treasury Money Market Fund.....................................   $
Mid Corp America Fund...............................................   $

Code of Ethics

       Each of the Trust, the Adviser, and the Distributor maintain Codes of Ethics which permit their personnel to invest in securities for their own accounts. As of the date of this SAI, copies of these Codes of Ethics have been filed with the SEC as exhibits to the Trust's Registration Statement.

Administrator

      Federated, a subsidiary of Federated Investors, Inc., provides administrative personnel and services (including certain legal services) necessary to operate the Funds. Federated provides these at the following annual rate:


            ----------------------------------------------
                 Maximum        Average Aggregate Daily
             Administrative     Net Assets of the Funds
                   Fee
            ----------------------------------------------
            ----------------------------------------------
               .075 of 1%        on the first 4 billion
            ----------------------------------------------
            ----------------------------------------------
                .07 of 1%        on the next $3 billion
            ----------------------------------------------
            ----------------------------------------------
               .065 of 1%        on assets in excess of
                                 $7 billion
            ----------------------------------------------

The administrative fee received during any fiscal year shall be at least $50,000 per Fund.

      From December 20, 1999, to November 30, 2001, Huntington, served as Administrator of the Trust pursuant to an Administrative Agreement, dated December 20, 1999.

       Sub-Administrator

      Huntington Bank serves as sub-administrator to the Funds, assisting with the provision of administrative services necessary to operate the Funds. Huntington Bank receives a fee at the following annual rate of the average daily net assets of the Funds.

            ----------------------------------------------
                 Maximum       Average Daily Net Assets
            Sub-Administrative       of the Funds
                   Fee
            ----------------------------------------------
            ----------------------------------------------
                  .060%          on the first $4 billion
            ----------------------------------------------
            ----------------------------------------------
                  .055%          on the next $3 billion
            ----------------------------------------------
            ----------------------------------------------
                  .050%          on  assets  in excess of
                                 $7 billion
            ----------------------------------------------

Financial Administrator

      Huntington Bank also serves as the financial administrator providing administrative and portfolio accounting services to the Funds. For its services, Huntington Bank receives a fee equal to 0.0425 of 1% of the average daily net assets of the Funds, subject to a minimum annual fee of $9,000 for each additional class of shares (existing prior to December 1, 2001) of any Fund having more than one class of shares.

Administrative Services Agreement

       The Trust has entered into an Administrative Services Agreement with Huntington Bank pursuant to which Huntington Bank will perform certain shareholder support services with respect to the Trust Shares and Investment A Shares of each of the Funds. Such shareholder support services may include, but are not limited to, (i) establishing and maintaining shareholder accounts and records pertaining to such accounts; (ii) processing dividend and distribution payments from the Funds on behalf of shareholders; (iii) providing periodic shareholder account statements of holdings in each of the Funds and integrating such information with holdings maintained in other accounts serviced by Huntington Bank; (iv) arranging for bank wires; (v) responding to shareholder inquiries regarding services performed; (vi)
responding to shareholder inquiries regarding their investments; (vii) providing sub-accounting with respect to omnibus accounts held by Huntington through which shareholders are invested in the Funds and other sub-accounting requested by the Trust; (viii) where required by law, forwarding shareholder communications from the Trust (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and other tax notices) to shareholders; (ix) assisting in processing purchase, exchange and redemption requests from shareholders; (x) assisting in processing changes in shareholder dividend options, account designations and addresses of record;
(xi) processing shareholder participation in systematic investment and systematic withdrawal programs; and (xii) such other similar services as the Trust may reasonably request to the extent permitted under applicable laws.

       In consideration for such services, Huntington is paid a fee by the Funds at a maximum annual rate of up to 0.25% of the average daily net asset value of such Shares of each Fund. Huntington has contractually agreed to waive such fees to the rate of 0.10% of average daily net assets for each of the Funds through April 30, 2001.

       The Administrative Services Agreement became effective on November 1, 2000 and will continue in effect for a period of one year, and thereafter will continue for successive one-year periods, unless terminated by either party.

      Expenses

       The Trust's service providers bear all expenses in connection with the performance of their respective services, except that each Fund will bear the following expenses relating to its operations: taxes, interest, brokerage fees and commissions, if any, fees and travel expenses of Trustees who are not partners, officers, directors, shareholders or employees of Huntington Bank, SEC fees and state fees and expenses, certain insurance premiums, outside and, to the extent authorized by the Trust, inside auditing and legal fees and expenses, fees charged by rating agencies in having the Fund's
Shares rated, advisory and administration fees, fees and reasonable out-of-pocket expenses of the custodian and transfer agent, expenses incurred for pricing securities owned by the Fund, costs of maintenance of corporate existence, typesetting and printing prospectuses for regulatory purposes and for distribution to current Shareholders, costs and expenses of Shareholders' and Trustees' reports and meetings and any extraordinary expenses.

Distributor

      The Fund's Distributor, Edgewood Services Inc., (Distributor) markets the Shares to institutions or to individuals, directly or through investment professionals. When the Distributor receives marketing fees and sales charges, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc.

Distribution Plan (12b-1 Fees)

      Consistent with Rule 12b-1 under the 1940 Act, the Trust has adopted a Distribution Plan pursuant to which brokers and dealers receive fees from the Funds in connection with the sale and distribution of Investment A Shares and Investment B Shares and the provision of shareholder services to holders of such share classes. The Trust expects that the distribution efforts funded through the use of 12b-1 fees will increase assets and therefore reduce Fund expenses through economies of scale, and provide greater opportunities for diversified investments.

      In accordance with the Distribution Plan, the Distributor or the Funds may enter into agreements with brokers and dealers relating to distribution and/or administrative services with respect to the Investment A Shares and/or Investment B Shares of the Funds. The Distributor or the Funds may also enter into agreements with administrators (including financial institutions, fiduciaries, custodians for public funds, and investment advisers) to provide administrative services with respect to Investment A Shares and/or Investment B Shares. Administrative services may include, but are not limited to, the following functions: providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of customer account cash balances; answering routine customer inquiries regarding Investment A Shares or Investment B Shares; assisting customers in changing dividend options, account designations, and addresses; and providing such other services as the Distributor or the Funds may reasonably request in connection with investments in Investment A Shares or Investment B Shares.

      Payments made under the Distribution Plan are made regardless of expenses incurred by the Distributor in providing these services.

      For each of the Investment A Shares class and Investment B Shares class, the Distribution Plan may be terminated with respect to any Fund by a vote of a majority of the Independent Trustee, or by a vote of a majority of the outstanding Investment A Shares or Investment B Shares (as applicable) of that Fund. The Distribution Plan may be amended by vote of the Trustees, including a majority of the Independent Trustee, cast in person at a meeting called for such purpose, except that any change in the Distribution Plan that would materially increase the fee payable thereunder for either Investment A Shares or Investment B Shares with respect to a Fund requires the approval of the shareholders of that Fund's Investment A Shares or Investment B Shares
(as applicable). The Trustees will review on a quarterly and annual basis written reports of the amounts received and expended under the Distribution Plan (including amounts paid to brokers, dealers and administrators pursuant to any agreements entered into under the Distribution Plan) indicating the purposes for which such expenditures were made."

       The Distribution Plan provides that it will continue in effect with respect to each Fund for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Independent Trustees and (ii) by the vote of a majority of all the Trustees, cast in person at a meeting called for such purpose. For so long as the Distribution Plan remains in effect, the selection and nomination of those Trustees who are not interested persons of the Trust (as defined in the 1940
Act) shall be committed to the discretion of such independent persons.

       For the fiscal year ended December 31, 2002, the Funds named below paid the following fees pursuant to the Distribution Plan for Investment A and Investment B Shares:


----------------------------------------------------------------------------------------
----------------   Money Market    Ohio Municipal   Florida Tax-Free    U.S. Treasury
Fees Paid for          Fund       Money Market Fund    Money Fund     Money Market Fund
the fiscal year
ended December
31, 2002
                 -----------------------------------------------------------------------
                 -----------------------------------------------------------------------
                 ----------------      Class A           Class A           Class A
                     Class A
----------------------------------------------------------------------------------------
----------------
12b-1 Fees Paid
(12b-1 Fees
Waived)
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
----------------   Growth Fund      Income Equity   Rotating Markets  Dividend Capture
Fees Paid for                           Fund              Fund              Fund
the fiscal year
ended December
31, 2002
                 -----------------------------------------------------------------------
                 -----------------------------------------------------------------------
                 -------- Class B Class A  Class B       Class A      Class A  Class B
                 Class A
----------------------------------------------------------------------------------------
----------------
12b-1 Fees Paid
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
----------------  International   Mid Corp America  New Economy Fund   Situs Small Cap
Fees Paid for      Equity Fund          Fund                                Fund
the fiscal year
ended December
31, 2002
                 -----------------------------------------------------------------------
                 -----------------------------------------------------------------------
                 -------- Class B Class A  Class B  Class A  Class B  Class A  Class B
                 Class A
----------------------------------------------------------------------------------------
----------------
12b-1 Fees Paid
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
----------------     Mortgage       Ohio Tax-Free       Michigan        Fixed Income
Fees Paid for    Securities Fund        Fund          Tax-Free Fund    Securities Fund
the fiscal year
ended December
31, 2002
                 -----------------------------------------------------------------------
                 -----------------------------------------------------------------------
                 -------- Class B Class A  Class B  Class A  Class B  Class A  Class B
                 Class A
----------------------------------------------------------------------------------------
----------------
12b-1 Fees Paid
----------------------------------------------------------------------------------------

----------------------------------------------------
----------------   Intermediate   Short/Intermediate
Fees Paid for       Government      Fixed Income
the fiscal year    Income Fund     Securities Fund
ended December
31, 2002
                 -----------------------------------
                 -----------------------------------
                 ------- Class B  Class A  Class B
                 Class A
----------------------------------------------------
----------------
12b-1 Fees Paid
----------------------------------------------------

Custodian

       For each of the Funds, except the International Equity Fund, Huntington Bank acts as custodian. For an annual fee of 0.026% of each Fund's average daily net assets, Huntington Bank is generally responsible as custodian for the safekeeping of Fund assets, including the acceptance or delivery of cash or securities where appropriate, registration of securities in the appropriate Fund name or the name of a nominee, maintenance of bank accounts on behalf of the Funds. In addition, Huntington is responsible as record keeper for the creation and maintenance of all Fund accounting records relating to custodian activities required by the 1940 Act.

Sub-Custodian

       State  Street Bank and Trust  Company,  whose  address is Two  Heritage
Drive,   Quincy,   Massachusetts  02171,  serves  as  the  custodian  for  the
International Equity Fund.

Transfer Agent and Dividend Disbursing Agent

       Unified  Fund   Services,   Inc.,   whose  address  is  P.O.  Box  6110
Indianapolis, IN 46206-6110, serves as the transfer agent and dividend disbursing agent for the Trust.

Independent Auditors

       KPMG LLP, whose address is Two Nationwide Plaza, Columbus, Ohio 43215, serves as the independent auditors for the Trust.

Legal Counsel

       Ropes & Gray, One Franklin Square, 1301 K Street, N.W., Suite 800 East, Washington, D.C. 20005, are counsel to the Trust and will pass upon the legality of the Shares offered hereby.

                     FEES PAID BY THE FUNDS FOR SERVICES

----------------------------------------------------------------------------------------
                 Advisory Fee Paid/           Brokerage           Administrative Fee
                Advisory Fee Waived       Commissions Paid              Paid/
                                                                  Administrative Fee
                                                                        Waived
                                       -------------------------------------------------
              --------------------------------------------------------------------------
Funds           For the fiscal year      For the fiscal year     For the fiscal year
                       ended                    ended                   ended
                    December 31,            December 31,             December 31,
              --------------------------------------------------------------------------
              --------------------------------------------------------------------------
               2002     2001    2000    2002    2001    2000    2002    2001     2000
----------------------------------------------------------------------------------------
Money Market          $2,825,52$2,611,248      $0      $0              $1,448,5$1,315,915
Fund                  $0       $0                                      $0      $0
--------------
----------------------------------------------------------------------------------------
Ohio                  $660,554 $543,014        $0      $0              $307,240$269,355
Municipal             $0       $34,333                                 $0      $0
Money Market
Fund
--------------
----------------------------------------------------------------------------------------
Florida               $203,148 $138,405        $0      $0              $94,584 $71,356
Tax-Free              $0       $43,516                                 $0      $0
Money Market
Fund
----------------------------------------------------------------------------------------
--------------
U.S.                  $987,951 $907,683        $0      $0              $689,414$635,072
Treasury              $0       $0                                      $0      $0
Money Market
Fund
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Growth Fund           $1,606,49$1,860,489      $99,918 $150,366        $373,735$436,425
                      $0       $0                                      $0      $0
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Income                $1,323,47$1,321,500      $313,007$247,120        $307,870$310,001
Equity Fund           $0       $0                                      $0      $0
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Rotating              $16,436  N/A             $2,100  N/A             $4,479  N/A
Markets Fund          $0                                               $0
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Dividend              $85,488  N/A             $72,087 N/A             $15,875 N/A
Capture Fund          $0                                               $0
----------------------------------------------------------------------------------------
--------------
International         $174,904 N/A             $21,992,N/A             $24,343 N/A
Equity Fund           $0                                               $0
--------------
----------------------------------------------------------------------------------------
Mid Corp              $221,310 N/A             $69,074 N/A             $41,085 N/A
America Fund          $0                                               $0
--------------
----------------------------------------------------------------------------------------
New Economy           $53,721  N/A             $18,041 N/A             $9,982  N/A
Fund                  $0                                               $0
----------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------
                  Advisory Fee Paid/          Brokerage           Administrative Fee
                 Advisory Fee Waived      Commissions Paid              Paid/
                                                                  Administrative Fee
                                                                        Waived
                                       -------------------------------------------------
                ------------------------------------------------------------------------
Funds            For the fiscal year     For the fiscal year     For the fiscal year
                        ended                   ended                   ended
                     December 31,           December 31,             December 31,
                ------------------------------------------------------------------------
                ------------------------------------------------------------------------
                 2002    2001    2000    2002    2001    2000   2002    2001     2000
                ------------------------------------------------------------------------
----------------
Situs Small             N/A    N/A              N/A     N/A            N/A     N/A
Cap Fund(1)
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Mortgage                $173,26$142,124         $16,990 $0             $48,358 $45,865
Securities Fund         $0     $21,923                                 $0      $0
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Ohio Tax-Free           $244,14$256,014         $0      $0             $68,166 $71,713
Fund                    $0     $0                                      $0      $0
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Michigan                $109,67$118,934         $0      $0             $30,617 $35,075
Tax-Free Fund           $0     $6,248                                  $0      $0
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Fixed Income            $767,47$780,087         $0      $0             $214,249$218,453
Securities Fund         $0     $0                                      $0      $0
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Intermediate            $372,21$419,751         $0      $0             $103,919$121,981
Government              $0     $15,886                                 $0      $0
Income Fund
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Short/Intermediate      $564,73$577,816         $0      $0             $157,646$160,578
Fixed Income            $0     $0                                      $0      $0
Securities Fund
----------------------------------------------------------------------------------------


The Fund's start of performance date was September 30, 2002

         [Discussion of Brokerage Commissions to come, if necessary]

Principal Holders of Securities

       Information is provided below regarding each person who owns of record or is known by the Trust to own beneficially 5% or more of any class of shares of any Fund. Huntington is a wholly owned subsidiary of Huntington Bank. Huntington Bank, a national banking association, is an indirect wholly-owned subsidiary of Huntington Bancshares Incorporated, a bank holding company organized under the laws of Ohio. By virtue of Huntington's affiliation with Huntington Bank, Huntington may be deemed to control the Funds.

                    5% OR MORE OWNERS AS OF APRIL XX, 2003

                         (To be filed by amendment.)

                              SHAREHOLDER RIGHTS

       The Trust is an open-end management investment company, whose Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest, representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in two or more separate classes. As of the date of this SAI, the Trustees have established four classes of shares, known as Investment A Shares, Investment B Shares, Trust Shares, and Interfund Shares. Interfund Shares are offered only by the Money Market Fund. Investment A Shares and Investment B Shares of the Short/Intermediate Fixed Income Securities Fund are not presently being offered to the public. Only the Money Market Fund, the Growth Fund, the Income Equity Fund, the Dividend Capture Fund, the International Equity Fund, the Mid Corp America Fund, the New Economy Fund, the Situs Small Cap Fund and the Fixed Income Securities Fund presently offer Investment B Shares.

       Investment A Shares, Investment B Shares, Trust Shares, and Interfund Shares of a Fund are fully transferable. Each class is entitled to dividends from the respective class assets of the Fund as declared by the Trustees, and if the Trust (or a Fund) were liquidated, the shareholders of each class would receive the net assets of the Fund attributable to each respective class.

       All shareholders are entitled to one vote for each share held on the record date for any action requiring a vote by the shareholders, and a proportionate fractional vote for each fractional share held. Shareholders of the Trust will vote in the aggregate and not by Fund or class except (i) as otherwise expressly required by law or when the Trustees determine that the matter to be voted upon affects only the interests of the shareholders of a particular Fund or class, or (ii) only holders of Investment A Shares and/or Investment B Shares will be entitled to vote on matters submitted to shareholder vote with respect to the Rule 12b-1 Plan applicable to such class or classes.

       The rights of shareholders cannot be modified without a majority vote.

       The Trust is not required to hold annual meetings of shareholders for the purpose of electing Trustees except that (i) the Trust is required to hold a shareholders' meeting for the election of Trustees at such time as less than a majority of the Trustees holding office have been elected by shareholders and (ii) if, as a result of a vacancy on the Board of Trustees, less than two-thirds of the Trustees holding office have been elected by the shareholders, that vacancy may only be filled by a vote of the shareholders. In addition, Trustees may be removed from office by a written consent signed by the holders of shares representing two-thirds of the outstanding shares of the Trust at a meeting duly called for the purpose, which meeting must be held upon written request of not less than 10% of the outstanding shares of the Trust. Upon written request by the holders of shares representing 1% of the outstanding shares of the Trust stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, the Trust will provide a list of shareholders or disseminate appropriate materials (at the expense of the requesting shareholders). Except as set forth above, the Trustees may continue to hold office and may appoint successor Trustees.

       Under Massachusetts law, shareholders could, under certain circumstances, beheld personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust provides for indemnification out of a Fund's property for all loss and expense of any shareholder held personally liable for the obligations of a Fund. Thus the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund would be unable to meet its obligations.

       Shareholder inquiries regarding Investment A Shares should be directed to The Huntington Investment Company, 41 South High Street, Columbus, Ohio 43287.

       Shareholder inquiries regarding Investment B Shares should be directed to The Huntington Investment Company, 41 South High Street, Columbus, Ohio 43287.

       Shareholder inquiries regarding Trust Shares or Interfund Shares should be directed to Huntington, 41 South High Street, Columbus, Ohio 43215,
Attn: Trust Services.

       Additional Information on Purchases, Exchanges and Redemptions

       Investment A Shares and Investment B Shares of each of the Funds may be purchased, exchanged or redeemed by contacting the Trust, The Huntington Investment Company or a Huntington Personal Banker.

       Trust Shares may be purchased only through fiduciary, advisory, agency and other similar accounts maintained by or on behalf of Huntington or its affiliates or correspondent banks. Individuals who receive Trust Shares as a result of a trust distribution or similar transaction or by operation of law, will be permitted to retain such shares, but may not purchase additional Trust Shares, except by means of the reinvestment of dividends or distributions. Exchanges of Trust Shares, if permitted by the account agreement, as well as redemptions of Trust Shares, are made by contacting the Trust.

       Interfund Shares are available only for purchase by the Huntington Equity Funds and the Huntington Income Funds and may be purchased, exchanged or redeemed by contacting the Trust.

       Telephone purchase, exchange or redemption requests may be recorded and will be binding upon an investor. Use of the telephone for exchanges or redemptions involves the possible risk of loss, since anyone providing the required information may be able to use the service without the shareholder's permission. If reasonable procedures are not followed by the Trust, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

       In times of extreme economic or market conditions, shareholders may have difficulty making redemptions or exchanges by telephone. If a shareholder cannot make contact by telephone, redemption or exchange requests should be made in writing and sent by overnight mail to the Trust.

       In  connection  with  certain  redemption  or  exchange   requests,   a
shareholder   may  be   required   to  obtain  a   signature   guarantee   for
authentication purposes. In such cases, the signature must be guaranteed by:

       o a trust company or commercial bank whose deposits are insured by the Bank Insurance Fund ("BIF"), which is administered by the FDIC;

       o    a member of the New York,  American,  Midwest,  or  Pacific  Stock
            Exchanges;

       o a savings bank or savings and loan association whose deposits are insured by the Savings Association Insurance Fund ("SAIF"), which is administered by the FDIC; or

       o any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934.

       The Trust does not accept signatures guaranteed by a notary public. In the future, the Trust may elect to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Trust reserves the right to amend these standards at any time without notice.

Other Purchase Information

       Purchases of all classes of shares are made at net asset value, plus (for Investment A Shares only) any applicable sales charge. All purchases, except for of Interfund Shares, are subject to minimum purchase requirements, but these requirements may be waived by the Distributor. Payment for Investment A Shares or Investment B Shares may not be by third party check, and any checks drawn from a bank located outside the U.S. will result in a delay in processing until the check has cleared.

       If at any time the right to purchase shares is suspended, although no new purchases may be made, in some circumstances existing shareholders may be permitted to purchase additional shares and have dividends reinvested.

       Payment in Kind. In addition to payment by check, shares of a Fund may be purchased by customers of Huntington in exchange for securities held by an investor which are acceptable to that Fund. Investors interested in exchanging securities must first telephone Huntington at (800) 253-0412 for instructions regarding submission of a written description of the securities the investor wishes to exchange. Within five business days of the receipt of the written description, Huntington will advise the investor by telephone whether the securities to be exchanged are acceptable to the Fund whose shares the investor desires to purchase and will instruct the investor regarding delivery of the securities. There is no charge for this review. Securities which have been accepted by a Fund must be delivered within five days following acceptance.

       Securities accepted by a Fund are valued in the manner and on the days described in the section entitled "Determination of Net Asset Value" as of 4:00 p.m. (Eastern Time).

       The value of the securities to be exchanged and of the shares of the Fund may be higher or lower on the day Fund shares are offered than on the date of receipt by Huntington of the written description of the securities to be exchanged. The basis of the exchange of such securities for shares of the Fund will depend on the value of the securities and the net asset value of Fund shares next determined following acceptance on the day Fund shares are offered. Securities to be exchanged must be accompanied by a transmittal form which is available from Huntington.

       A gain or loss for federal income tax purposes may be realized by the investor upon the securities exchange depending upon the cost basis of the securities tendered. All interest, dividends, subscription or other rights with respect to accepted securities which go "ex" (the interval between the announcement and the payments of the next dividend or right) after the time of valuation become the property of the Fund and must be delivered to the Fund by the investor forthwith upon receipt from the issuer. Further, the investor must represent and agree that all securities offered to the Fund are not subject to any restrictions upon their sale by the Fund under the Securities Act of 1933, or otherwise.

       Sales Charge Reductions (Investment A Shares). Sales charges applicable in purchases of Investment A Shares may be reduced for certain investors or groups of investors who make larger investments. Investors wishing to take advantage of these reductions should call the Trust.

       Accumulated Purchases. If an existing shareholder already owns Investment A Shares on which he or she paid a sales charge, the sales charge or any additional purchases will be reduced if the total amount of the purchases would make the investor eligible for a sales charge reduction.

       For example, a shareholder who purchased $150,000 worth of Investment A Shares in a Fund, the sales charge on an additional $150,000 purchase in that Fund would be the charge applicable to a $300,000 investment.

       Letter of Intent. An investor may sign a letter of intent to purchase within a 13-month period the minimum amount of Investment A Shares in any Equity or Income Fund required to be eligible for the applicable sales charge reduction on each purchase over the 13-month period. Until the investor reaches the necessary threshold, the Trust will hold Shares in escrow equal to the maximum applicable sales charge.

       For  example,  an  investor  who signs a letter  of intent to  purchase
$100,000 in Investment A Shares of an Equity Fund (other than Rotating Markets Fund) will only pay a 4.00% sales charge on all purchases made during the 13 month period which total at least $100,000 and the Trust will deposit the amount of the discount (1.75%) in Shares of the Fund in escrow.

       The Shares held in escrow will be released to the investor's account at the end of the 13-month period unless the amount specified in the Letter of Intent is not purchased.

       A Letter of Intent will not obligate the investor to purchase Investment A Shares, but if he does, each purchase during the period will be at the sales charge applicable to the total amount intended to be purchased. The Letter of Intent may be dated as of a prior date to include any purchases made within the past 90 days.

       Reinstatement Privilege. Every shareholder has a one-time right, within 30 days of redeeming Investment A Shares, to reinvest the redemption proceeds at the next-determined net asset value without any sales charge. The investor must notify the Trust in writing of the reinvestment by the shareholder in order to eliminate a sales charge.

       If the shareholder redeems Investment A Shares and utilizes the reinstatement privilege, there may be tax consequences.

       Concurrent Purchases. For purposes of qualifying for a sales charge reduction, an investor may combine concurrent purchases of Investment A Shares in two or more Equity or Income Funds. For example, if an investor concurrently purchases Investment A Shares in one Fund totaling $30,000 and Investment A Shares in another Fund totaling $70,000, the sales charge will be reduced for each investment as if $100,000 had been invested in each Fund.

       To receive this sales charge reduction, the applicable Huntington Group member must be notified in writing by the shareholder at the time the concurrent purchases are made.

Other Exchange Information

       Exchanges may only be made between Funds having identical shareholder registrations. For any other exchanges you must obtain a signature guarantee.

       Unless otherwise specified in writing, the existing registration and reinvestment options relating to a Fund being exchanged will be used for any new Fund accounts required to be opened in the exchange.

       Exchanges will not be available for shares purchased by check until the check has cleared.

Other Redemption Information

       Redemptions of all classes of shares are made at net asset value, less (for Investment B Shares only) any applicable CDSC. If you make exchanges of your Investment B Shares among the Funds, the holding period for purposes of determining the applicable CDSC will be determined based on the purchase date of your original shares.

       If a shareholder wishes to wire redemption proceeds to a bank other than the one previously designated, redemption may be delayed by as much as seven days. To change the name of the bank account to which redemption proceeds will be wired, a shareholder should send a written request (and, if necessary, with a signature guarantee) to the Trust, c/o The Huntington National Bank, P.O. Box 6110 Indianapolis, IN 46206-6110.

       Proceeds from the redemption of shares purchased by check will not be available until the check has cleared.

       Shareholders of the Money Market Funds who write checks to redeem Investment A Shares may be subject to certain checking account fees. Checks written on these accounts may be negotiated through the shareholder's local bank and should not be sent to the issuing bank in order to redeem Investment A Shares. Canceled checks are sent to the shareholder each month.

       Redemption in kind. Although the Funds intend to pay Share redemptions in cash, they reserve the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

       Because the Funds have elected to be governed by Rule 18f-1 under the 1940 Act, the Funds are obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

       Any Share redemption payment greater than this amount will also be in cash unless the Fund determines that payment should be in kind. In such a case, the Funds will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as a Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

       Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

DETERMINATION OF NET ASSET VALUE


       Net asset value is calculated at 10:30 a.m. Eastern time for the Ohio Municipal Money Market Fund and the Florida Tax-Free Money Fund and at 1:00 p.m. Eastern time for the Money Market Fund and the U.S. Treasury Money Market Fund. In addition, these Money Market Funds and all the other Funds calculate their net asset value as of the close of the New York Stock Exchange every Monday through Friday except (i) days on which there are not sufficient changes in the value of a Fund's portfolio securities that its net asset value might be materially affected; (ii) days during which no shares are tendered for redemption and no orders to purchase shares are received; and (iii) the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

       In addition, the Money Market Funds reserve the right to allow the purchase, redemption, and exchange of Shares on any other day on which regular trading in money market instruments is taking place. On any day that the bond markets close early, such as days in advance of holidays or in the event of an emergency, the Money Market Funds reserve the right to advance the time net asset value is determined and by which purchase, redemption, and exchange orders must be received on that day, to the time of such closing.

       For  valuing  securities  in  calculating  net asset  value,  the Money
Market Funds have elected to use the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act. The process of selecting securities is consistent with the credit quality and diversification requirements of Rule 2a-7. The amortized cost method involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Fund would receive if it sold the instrument. The value of securities in a Fund can be expected to vary inversely with changes in prevailing interest rates. Pursuant to Rule 2a-7, each of the Money Market Funds will maintain a dollar-weighted average portfolio maturity appropriate to maintaining a stable net asset value per share, provided that no Fund will purchase any security with a remaining maturity of more than 397 days (except as described below) nor maintain a dollar-weighted average maturity of greater than 90 days. Repurchase agreements involving the purchase of securities with remaining maturities of greater than 397 days will be treated as having a maturity equal to the period remaining until the date on which the repurchase is scheduled to occur or, where no date is specified and the agreement is subject to a demand feature, the notice period applicable to the demand to repurchase those securities. A variable rate instrument, the principal amount of which is scheduled to be repaid in more than 397 days but which is subject to a demand feature, shall be deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount may be recovered through exercise of the demand feature. A floating rate instrument, the principal amount of which is scheduled to be repaid in more than 397 days but which is subject to a demand feature, shall be deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand.

       The Trustees have undertaken to establish procedures reasonably designed, taking into account current market conditions and each of the Money Market Funds' investment objective, to stabilize the net asset value per share of each Money Market Fund for purposes of sales and redemptions at $1.00. These procedures include a review by the Trustees, at such intervals as they deem appropriate, to determine the extent, if any, to which the net asset value per share of each Fund, calculated by using available market quotations, deviates from $1.00 per share. In the event such deviation exceeds one-half of one percent, Rule 2a-7 requires that the Trustees promptly consider what action, if any, should be initiated. If the Trustees believe that the extent of any deviation from a Fund's $1.00 amortized cost price per share may result in material dilution or other unfair results to investors, the Trustees will take such steps as they deem appropriate to eliminate or reduce to the extent reasonably practicable any such dilution or unfair results. These steps may include selling portfolio instruments prior to maturity, shortening the Fund's average portfolio maturity, withholding or reducing dividends, reducing the number of a Fund's outstanding shares without monetary consideration, or utilizing a net asset value per share based on available market quotations. In addition, if Huntington becomes aware that any Second Tier Security or Unrated Security held by a Fund has received a rating from any NRSRO below the NRSRO's two highest rating categories, the procedures adopted by the Trustees in accordance with Rule 2a-7 require Huntington to dispose of such security unless (i) the sale would cause the deviation between the Fund's amortized cost and market-determined values per share to exceed 0.40 of 1% (in which case the Trustees will meet to determine what action to take) or (ii) the Trustees reassess the credit quality of the security and determine that it is in the best interests of shareholders to retain the investment. In the event a Fund holds a defaulted security, a security that has ceased to be an Eligible Security, or a security that has been determined to no longer present minimal credit risks, Rule 2a-7 requires the Fund to dispose of the security unless the Trustees determine that such action is not in the best interest of shareholders. The Rule requires each Fund to limit its investments to securities determined to present minimal credit risks based on factors in addition to ratings assigned a security by an NRSRO and which are at the time of acquisition Eligible Securities.

       Rule 2a-7, as amended, defines the terms NRSRO, Requisite NRSROs, Eligible Securities, Rated Securities, Unrated Securities, Demand Features, Guarantees, Unconditional Demand Features, First Tier Securities and Second Tier Securities in establishing risk limiting conditions for money market mutual funds.

       A summary of those definitions follows:

       "NRSRO" is any nationally recognized statistical rating organization as that term is used in the Securities Exchange Act of 1934, that is not an affiliated person of the issuer, guarantor or provider of credit support for the instrument. While the Appendix to the Statement of Additional Information identifies each NRSRO, examples include Standard & Poor's Ratings Group ("Standard & Poor's"), Moody's Investors Service, Inc. ("Moody's") and Fitch Investors Service, Inc.

       "REQUISITE NRSROS" means (i) any two NRSROs that have issued a rating with respect to a security or class of debt obligations of an issuer, or (ii) if only one NRSRO has issued a rating with respect to such security or class of debt obligations of an issuer at the time the fund acquired the security, that NRSRO.

       "ELIGIBLE SECURITIES" are defined as (i) Rated Securities with a remaining maturity of 397 or less days and which have received rating in one of the two highest rating categories; (ii) Unrated Securities that are of comparable equality, provided that an Unrated Security is not an Eligible Security if the security has received a long-term rating from any NRSRO that is not within the NRSRO's three highest long-term rating categories, unless the security has received a long-term rating from an NRSRO in one of the three highest rating categories, and provided that certain asset backed securities shall not be Eligible Securities unless they have received a rating from an NRSRO; and (iii)a security that is subject to a Demand Feature or Guarantee whether the Guarantee has received a rating from an NRSRO or the Guarantee is issued by a guarantor that has received a rating from an NRSRO with respect to a class of debt obligations (or any debt obligation within that class) that is comparable in priority and security to the Guarantee, or another institution, has undertaken promptly to notify the holder of the security in the event the Demand Feature or Guarantee is substituted with another Demand Feature or Guarantee.

       "RATED SECURITIES" include (i) securities that have received a short-term rating from an NRSRO, or have been issued by an issuer that has received a short-term rating from an NRSRO with respect to a class of debt obligations (or any debt obligation within that class) that is comparable in priority and security, or (ii) securities that are subject to a Guarantee that has received a short-term rating from an NRSRO, or a Guarantee issued by a guarantor that has received a short-term rating from an NRSRO with respect to a class of debt obligations (or any debt obligation within that class) that is comparable in priority and a security with the Guarantee. In either case, a security is not a Rated Security if it is subject to an external credit support agreement that was no in effect when the security was assigned its rating, unless the security has received a short-term rating reflecting the existence of the credit support or the credit support itself has received a short-term rating.

       "UNRATED SECURITIES" are any securities that are not Rated Securities.

       "DEMAND FEATURE" is (i) a feature permitting the holder of a security to sell the security at an exercise price equal to the approximate amortized cost of the security plus accrued interest, if any, at the time of exercise, provided that such feature must be exercisable either at any time on no more than 30 calendar days' notice or at specified intervals not exceeding 397 calendar days and upon no more than 30 calendar days' notice; or (ii) a feature permitting the holder of certain asset backed securities unconditionally to receive principal and interest within 397 calendar days of making demand.

       "GUARANTEE" is an unconditional obligation of a person other than the issuer of the security to undertake to pay, upon presentment by the holder of the Guarantee (if required), the principal amount of the underlying security plus accrued interest when due or upon default, or, in the case of an Unconditional Demand Feature, an obligation that entitles the holder to receive upon exercise the approximate amortized cost of the underlying security or securities, plus accrued interest, if any. A Guarantee includes a letter of credit, financial guaranty (bond) insurance, and an Unconditional Demand Feature (other than an Unconditional Demand Feature provided by the issuer of the security).

       "UNCONDITIONAL DEMAND FEATURE" means a Demand Feature that by its terms would be readily exercisable in the event of a default in payment of principal or interest on the underlying security or securities.

       "FIRST TIER SECURITY" means any (i) Rated Security which has received the highest short-term rating by the Requisite NRSROs for debt obligations,
(ii) any Unrated Security that is of comparable quality, (iii) any security issued by a registered investment company that is a money market fund, or
(iv) certain government securities.

       "SECOND TIER SECURITY" means any Eligible Security that is not a First Tier Security.

       Each of the Funds relies on one or more pricing services authorized by the Board of Trustees ("Authorized Pricing Services") to value its securities in calculating net asset value. Each of the Funds values its securities in calculating net asset value as follows. Equity securities traded on a national securities exchange or quoted on the NASDAQ National Market System are valued at their last-reported sale price on the principal exchange or reported by NASDAQ or, if there is no reported sale, and in the case of over-the-counter securities not included in the NASDAQ National Market System, at a bid price estimated by an Authorized Pricing Service. Fixed Income, securities traded on a national securities exchange or in the over-the-counter market are valued at their last-reported sale price or, if there is no reported sale, at a bid price estimated by an Authorized Pricing Service. For other debt securities, including zero-coupon securities, and foreign securities, an Authorized Pricing Service will be used.

       U.S. government securities held by the Mortgage Securities Fund are valued at the mean between the over-the-counter bid and asked prices as furnished by an Authorized Pricing Service.

       Short-term investments with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost. Investments in other open-end investment companies are valued at net asset value.

       For securities which cannot be priced by an Authorized Pricing Service, the Board of Trustees has authorized the Trust's record keeper to seek a good faith fair value determination from a broker-dealer or other financial intermediary. The Board of Trustees has also established a Pricing Committee which will determine in good faith the fair valuation of a security in the event that market quotations are not readily available. In certain circumstances, in accordance with the Trust's Pricing Procedures, the Pricing Committee may seek a good faith fair value determination where an Authorized Pricing Service has provided a price.

       If any  securities  held by a Fund are  restricted as to resale,  their fair value is generally determined as the amount which the Fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by the Fund in connection with such disposition). In addition, specific factors are also generally considered, such as the cost of the investment, the market value of any unrestricted securities of the same class (both at the time of purchase and at the time of valuation), the size of the holding, the prices of any recent transactions or offers with respect to such securities, and any available analysts' reports regarding the issuer.

       Generally, trading in certain securities (such as foreign securities) is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of these securities used in determining the net asset value of the Fund's shares are computed as of such times. Also, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain securities (such as convertible bonds and U.S. Government securities) are determined based on market quotations collected earlier in the day at the latest practicable time prior to the close of the Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value, in the manner described above.

       The proceeds received by each Fund for each issue or sale of its shares, and all income, earnings, profits, and proceeds thereof, subject only to the rights of creditors, will be specifically allocated to such Fund, and constitute the underlying assets of that Fund. The underlying assets of each Fund will be segregated on the Trust's books of account, and will be charged with the liabilities in respect of such Fund and with a share of the general liabilities of the Trust. Expenses with respect to any two or more Funds are to be allocated in proportion to the net asset values of the respective Funds except where allocations of direct expenses can otherwise be fairly made.



                                        TAXES

Federal Income Taxation

       It is intended that each Fund qualify each year as a regulated investment company under Subchapter M of the Code. In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, a Fund must, among other things:

       (a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities and foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies;

       (b) distribute with respect to each taxable year at least 90% of the sum of its "investment company taxable income" (as that term is defined in the Code) and its tax-exempt interest income (less deductions attributable to that income) for such year, if any; and

       (c)  diversify its holdings so that, at the end of each fiscal  quarter
            (i) at least 50% of the market value of the Fund's assets is represented by cash or cash items (including receivables), U.S. Government securities, securities of other regulated investment companies, and other securities limited in respect of any one issuer to a value not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses.

       If a Fund qualifies as a regulated investment company that is accorded special tax treatment, the Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends (including capital gain dividends).

       If a Fund fails to qualify as a regulated investment company accorded special tax treatment in any taxable year, the Fund would be subject to tax on its income at corporate rates, and all distributions from earnings and profits, including any distribution of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. In addition, the Fund could be required to recognize net unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

       If a Fund fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its net capital gains for the year ending October 31 (or later if the Fund is permitted so to elect and so elects), plus any retained amount from the prior year, the Fund will be subject to a 4% excise tax on the under-distributed amounts. Each Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax.

       Fund distributions. Distributions from a Fund (other than exempt-interest dividends, as discussed below) will be taxable to shareholders as ordinary income to the extent derived from the Fund's investment income and net short-term gains. Distributions of net capital gains (that is, the excess of net gains from capital assets held more than one year over net losses from capital assets held for not more than one year) will be taxable to shareholders as such, regardless of how long a shareholder has held the shares in a Fund.

       Due to certain of a Fund's hedging and other investment activities, the net investment income calculated for accounting purposes and distributed to shareholders may in certain circumstances exceed or be less than a Fund's net tax exempt and taxable income. If a Fund distributes amounts in excess of the Fund's "earnings and profits" (which provide a measure of a Fund's dividend paying capacity for tax purposes), such distributions to shareholders will be treated as a return of capital to the extent of a shareholder's basis in his or her shares, and thereafter as gain from the sale or exchange of a capital asset. A return of capital is not taxable to a shareholder and has the effect of reducing the shareholder's basis in the relevant shares. However, because a Fund's expenses attributable to earning tax exempt income do not reduce the Fund's current earnings and profits, a portion of any distribution in excess of a Fund's net tax exempt and taxable income may be considered paid out of the Fund's earnings and profits and may therefore be treated as a taxable dividend (even though that portion economically represents a return of the Fund's capital).

       Exempt-interest dividends. A Fund will be qualified to pay exempt-interest dividends to its shareholders only if, at the close of each quarter of the Fund's taxable year, at least 50% of the total value of the Fund's assets consists of obligations the interest on which is exempt from federal income tax. Distributions that the Fund properly designates as exempt-interest dividends are treated as interest excludable from shareholders' gross income for federal income tax purposes but may be taxable for federal alternative minimum tax purposes and for state and local purposes (see below). If a Fund intends to pay only exempt-interest dividends, the Fund may be limited in its ability to engage in such taxable transactions as forward commitments, repurchase agreements, financial futures, and options contracts on financial futures, tax-exempt bond indices, and other assets. Part or all of the interest on indebtedness, if any, incurred or continued by a shareholder to purchase or carry shares of a Fund paying exempt-interest dividends is not deductible. The portion of interest that is not deductible is equal to the total interest paid or accrued on the indebtedness, multiplied by the percentage of the Fund's total distributions (not including distributions from net long-term capital gains) paid to the shareholder that are exempt-interest dividends. Under rules used by the Internal Revenue Service to determine when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of shares may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of shares. In general, exempt-interest dividends, if any, attributable to interest received on certain private activity bonds and certain industrial development bonds will not be tax-exempt to any shareholders who are "substantial users" of the facilities financed by such bonds or who are "related persons" of such substantial users (within the meaning of Section 147(a) of the Code). Recipients of certain Social Security and Railroad Retirement benefits may have to take into account exempt-interest dividends from the Fund in determining the taxability of such benefits. Shareholders should consult their own tax adviser regarding the potential effect on them (if any) of any investment in the Fund. A Fund which is qualified to pay exempt-interest dividends will inform investors within 60 days of the Fund's fiscal year end of the percentage of its income distributions designated as tax-exempt. The percentage is applied uniformly to all distributions made during the year.

       Hedging transactions. Certain investment and hedging activities of a Fund, including transactions in options, futures contracts, straddles, forward contracts, foreign currencies, foreign securities, or other similar transactions, will be subject to special tax rules. In a given case, these rules may accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's assets, or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing, and character of the Fund's income and distributions to shareholders. Income earned as a result of these transactions would, in general, not be eligible for the dividends received deduction or for treatment as exempt-interest dividends when distributed to shareholders. Each Fund will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interests of the Fund.

       Foreign currency-denominated securities and related hedging transactions. A Fund's transactions in foreign currency-denominated debt securities, certain foreign currency options, futures contracts, and forward contracts may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

       Foreign Tax Credit. If more than 50% of a Fund's assets at year end consists of the stock or securities in foreign corporations, that Fund intends to qualify for and make the election permitted under Section 853 of the Code so that shareholders will be able to claim a credit or deduction on their income tax returns for, and will be required to treat as part of the amount distributed to them, their pro rata portion of qualified taxes paid by the Fund to foreign countries (which taxes relate primarily to investment income). Shareholders who do not itemize on their federal income tax returns may claim a credit (but no deduction) for such foreign taxes. A shareholder's ability to claim such a foreign tax credit will be subject to certain limitations imposed by the Code, as a result of which shareholders may not get a full credit or deduction for the amount of foreign taxes so paid by the Fund. A Fund's investments in foreign securities may be subject to withholding taxes at the source on dividends or interest payments.

       Sale or redemption of shares. The sale, exchange or redemption of a Fund's shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held for more than 12 months. Otherwise the gain or loss on the sale, exchange or redemption of a Fund's shares will be treated as short-term capital gain or loss. However, if a shareholder sells shares at a loss within six months of purchase, any loss will be disallowed for Federal income tax purposes to the extent of any exempt-interest dividends received on such shares. In addition, any loss (not already disallowed as provided in the preceding sentence) realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received by the shareholder with respect to the shares. All or a portion of any loss realized upon a taxable disposition of a Fund's shares will be disallowed if other shares of the same Fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

      Backup  Withholding.  In general,  a Fund is  required  to withhold  and remit to the U.S. Treasury a percentage of the proceeds of share sales, exchanges, or redemptions made by and taxable dividends and other distributions paid to any individual shareholder who fails to properly furnish the Fund with a correct taxpayer identification number (TIN), who has under- reported dividend or interest income, or who fails to certify to the Fund that he or she is not subject to such withholding. Pursuant to recently enacted tax legislation, the backup withholding tax rate will be (i) 30% for amounts paid during 2002 and 2003, (ii) 29% for amounts paid during 2004 and 2005, and (iii) 28% for amounts paid during 2006 through 2010. This legislation will expire and the backup withholding rate will be 31% for amounts paid after December 31, 2010, unless Congress enacts tax legislation providing otherwise.

      The Service recently revised its regulations affecting the application to foreign investors of the back-up withholding and withholding tax rules described above. In some circumstances, the new rules increase the certification and filing requirements imposed on foreign investors in order to qualify for exemption from the back-up withholding tax rates and for reduced withholding tax rates under income tax treaties. Foreign investors in the Fund should consult their tax advisers with respect to the potential application of these new regulations.

       The foregoing is only a summary of some of the important federal income tax considerations generally affecting purchases of shares of a Fund. No attempt is made to present a detailed explanation of the federal income tax treatment of each Fund or its shareholders, and this discussion is not intended as a substitute for careful tax planning. Accordingly, investors are urged to consult their tax advisers with specific reference to their own tax situation.

State Taxation

       Florida. Florida does not impose an income tax on individuals. Thus, individual shareholders of the Florida Tax-Free Money Fund will not be subject to any Florida state or local income taxes on distributions received from the Florida Tax-Free Money Fund.

       Florida does impose a state income tax on the income of corporations, limited liability companies (that are subject to federal income taxation) and certain trusts (excluding probate and testamentary trusts), that is allocated or apportioned to Florida. For those types of shareholders, in determining income subject to Florida corporate income tax, Florida generally "piggy-backs" federal taxable income concepts, subject to adjustments that are applicable to all corporations and some adjustments that are applicable to certain classes of corporations. In regard to the Florida Tax-Free Money Fund, the most significant adjustment is for interest income from state and local bonds that is exempt from tax under Section 103 of the Code. Provided that the Florida Tax-Free Money Fund qualifies as a regulated investment company under the Code and complies with the requirement that at least 50% of the value of its assets at the close of each quarter of its taxable year be invested in state, municipal or other obligations the interest on which is exempt from tax under Section 103 of the Code, corporate shareholders of the Florida Tax-Free Money Fund may receive Section 103 interest income from Florida Tax-Free Money Fund distributions. While Section 103 interest income is generally excluded from taxable income for federal income tax purposes, it is added back to taxable income for Florida corporate income tax purposes (only 40% of such income is added back for corporate taxpayers subject to Florida alternative minimum tax). Consequently, the portion of the Section 103 interest income (or 40% of that amount for corporate taxpayers subject to the Florida alternative minimum tax) allocated or apportioned to Florida of a corporate Florida Tax-Free Money Fund shareholder arising from Florida Tax-Free Money Fund distributions is subject to Florida corporate income taxes. Other distributions from the Florida Tax-Free Money Fund to corporate shareholders, to the extent allocated or apportioned to Florida, may also be subject to Florida income tax.

       Provided that on January 1 of a given year at least 90% of the net asset value of the portfolio of assets of the Florida Tax-Free Money Fund is comprised of notes, bonds, and other obligations issued by the State of Florida or its municipalities, counties and other taxing districts, the U.S. Government and its agencies, Puerto Rico, Guam and the Virgin Islands, and other investments exempt from Florida intangible personal property tax, shares of the Florida Tax-Free Money Fund will not be subject to Florida intangible personal property taxes for that year. If the Florida Tax-Free Money Fund fails to meet this 90% test, then the entire value of the Florida Tax-Free Money Fund shares (except for that portion of the value attributable to U.S. government obligations) will be subject to the Florida intangible personal property tax.

       Shareholders  of the Florida  Tax-Free  Money Fund should consult their
tax  advisers  about  other  state  and  local  tax   consequences   of  their
investments in the Florida Tax-Free Money Fund.

       Michigan. Provided that the Michigan Tax-Free Fund qualifies as a regulated investment company under the Code and complies with the requirement that at least 50% of the value of its assets at the close of each quarter of its taxable year be invested in state, municipal or other obligations the interest on which is exempt from tax under Section 103 of the Code, individual shareholders of the Michigan Tax-Free Fund residing in Michigan will not be subject to Michigan personal income tax or personal income taxes imposed by cities in Michigan, and corporate shareholders will not be subject to the Michigan single business tax, on distributions received from the Michigan Tax-Free Fund to the extent such distributions are attributable to interest on tax-exempt obligations of the State of Michigan or any municipality, political subdivision or governmental agency or instrumentality thereof or on obligations issued by the Governments of Puerto Rico, the Virgin Islands and Guam. Other distributions from the Michigan Tax-Free Fund, including those related to long-term and short-term capital gains, will generally not be exempt from the Michigan personal income tax or single business tax. Shareholders of the Michigan Tax-Free Fund should consult their tax advisers about other state and local tax consequences of their investments in the Michigan Tax-Free Fund.

       Ohio. Under current Ohio law, individuals and estates that are subject to Ohio personal income tax or municipal or school district income taxes in Ohio will not be subject to such taxes on distributions with respect to shares of the Ohio Municipal Money Market Fund or the Ohio Tax-Free Fund ("Distributions") to the extent that such Distributions are properly attributable to interest on obligations of the State of Ohio, political or governmental subdivisions thereof as defined in Section 5709.76(D)(10) of the Ohio Revised Code, nonprofit corporations authorized to issue public securities for or on behalf of Ohio or a subdivision or agencies or instrumentalities of Ohio or its political subdivisions ("Ohio Obligations"). Corporations that are subject to the Ohio corporation franchise tax will not have to include Distributions in their tax base for purposes of calculating the Ohio corporation franchise on the net income basis to the extent that such Distributions either constitute exempt-interest dividends for federal income tax purposes or are properly attributable to interest on Ohio Obligations. However, shares of the Ohio Municipal Money Market Fund and the Ohio Tax Free Fund will be included in a corporation's tax base for purposes of calculating the Ohio corporation franchise tax on the net worth basis.

       Distributions that consist of interest on obligations of the United States or its territories or possessions or of any authority, commission, or instrumentality of the United States ("Territorial Obligations") the interest on which is exempt from state income taxes under the laws of the United States are exempt from the Ohio personal income tax, and municipal and school district income taxes in Ohio. In addition, net interest on Territorial
Obligations is excluded from the net income base of the Ohio corporation franchise tax to the extent such interest is excluded from gross income for federal income tax purposes.

       Distributions properly attributable to profit on the sale, exchange or other disposition of Ohio Obligations will not be subject to the Ohio personal income tax, or municipal or school district income taxes in Ohio and will not be included in the net income base of the Ohio corporation franchise tax. Distributions attributable to other sources generally will not be exempt from the Ohio personal income tax, municipal or school district income taxes in Ohio or the net income base of the Ohio corporation franchise tax.

       The Ohio Municipal Money Market Fund and the Ohio Tax-Free Fund are not subject to the Ohio personal income tax or school district or municipal income taxes in Ohio. The Ohio Municipal Money Market Fund and the Ohio Tax-Free Fund are not subject to the Ohio corporation franchise tax or the Ohio dealers in intangibles tax, provided that, if there is a sufficient nexus between the State of Ohio and such entity that would enable the State to tax such entity, the Fund timely files the annual report required by
Section 5733.09 of the Ohio Revised Code. The Ohio Tax Commissioner has waived this annual filing requirement for each tax year since 1990, the first tax year to which such requirement applied.

       This discussion of Ohio taxes assumes that the Ohio Municipal Money Market Fund and the Ohio Tax-Free Fund will each continue to qualify as a regulated investment company under the Internal Revenue Code and that at all times at least 50% of the value of the total assets of each of the Funds consists of Ohio Obligations or similar obligations of other states or their subdivisions.

       Shareholders of the Ohio Municipal Money Market Fund and the Ohio Tax-Free Fund should consult their tax advisers about other state and local tax consequences of their investments in the Ohio Municipal Money Market Fund and the Ohio Tax-Free Fund.

DIVIDENDS AND DISTRIBUTIONS

Money Market Funds

       The net investment income of each class of shares of each Money Market Fund is determined as of 4:00 p.m. (Eastern Time) each Business Day. All of the net investment income so determined normally will be declared as a dividend daily to shareholders of record of each class as of the close of business and prior to the determination of net asset value. However, if you purchase shares by check, ACH or SIP, you will begin earning dividends on the next business day after your order has been received by the Trust. Unless the Business Day before a weekend or holiday is the last day of an accounting period, the dividend declared on that day will include an amount in respect of the Fund's income for the subsequent non-business day or days. No daily dividend will include any amount of net income in respect of a subsequent semiannual accounting period. Dividends declared during any month will be invested as of the close of business on the last calendar day of that month (or the next Business Day after the last calendar day of the month if the last calendar day of the month is a non-business day) in additional shares of the same class of the Fund at the net asset value per share, normally $1.00, determined as of the close of business on that day, unless payment of the dividend in cash has been requested.

       Net income of a class of shares of a Money Market Fund consists of all interest income accrued on portfolio assets less all expenses of the Fund and the class and amortized market premium. Amortized market discount is included in interest income. None of the Money Market Funds anticipates that it will normally realize any long-term capital gains with respect to its portfolio securities.

       Normally each class of shares of the Money Market Funds will have a positive net income at the time of each determination thereof. Net income may be negative if an unexpected liability must be accrued or a loss realized. If the net income of a class or classes of shares of a Money Market Fund determined at any time is a negative amount, the net asset value per share of such class or classes will be reduced below $1.00 unless one or more of the following steps, for which the Trustees have authority, are taken: (1) reduce the number of shares in each shareholder's account of the applicable class or classes, (2) offset each shareholder's pro rata portion of negative net income against the shareholder's accrued dividend account or against future dividends with regard to the applicable class or classes, or (3) combine these methods in order to seek to obtain the net asset value per share of the applicable class or classes at $1.00. The Trustees may endeavor to restore a Fund's net asset value per share to $1.00 by not declaring dividends from net income on subsequent days until restoration, with the result that the net asset value per share will increase to the extent of positive net income which is not declared as a dividend.

       Should a Money Market Fund incur or anticipate, with respect to its portfolio, any unusual or unexpected significant expense or loss which would affect disproportionately the Fund's income for a particular period, the Trustees would at that time consider whether to adhere to the dividend policy described above or to revise it in light of the then prevailing circumstances in order to ameliorate, to the extent possible, the disproportionate effect of such expense or loss on then existing shareholders. Such expenses or losses may nevertheless result in a shareholder's receiving no dividends for the period during which the shares are held and receiving upon redemption a price per share lower than that which was paid.



Other Funds

       Each of the Funds, other than the Money Market Funds, will declare and distribute dividends from net investment income of each class of shares, if any, and will distribute its net realized capital gains, with respective to each class of shares, if any, at least annually.

                           PERFORMANCE INFORMATION

       From time to time the Trust may advertise the performance of one or more of the Funds. All data is based on past performance and is not intended to indicate future results. Performance of Trust Shares, as compared to Investment A Shares or Investment B Shares, will normally be higher because Investment A Shares and Investment B Shares are subject to distribution (12b-1) fees.

Money Market Funds

       Generally, the Money Market Funds will advertise seven-day yields and seven-day effective yields. In addition, the Ohio Municipal Money Market Fund and the Florida Tax-Free Money Fund may also advertise tax-equivalent yields.

       The yield for each class of shares of a Money Market Fund is computed by determining the percentage net change, excluding capital changes and any income other than investment income, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a charge reflecting any deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by 365/7 (or approximately 52 weeks).

       The effective yield for each class of shares of a Fund represents a compounding of the base period return by adding 1, raising the sum to a power equal to 365/7, and subtracting 1 from the result, according to the following formula:

            Effective Yield = [(Base Period Return +1) 365/7 ] -1

       Tax-equivalent yield is computed by dividing the portion of a Fund's yield that is tax-exempt by 1 minus a stated income tax rate and adding the quotient to that portion, if any, of the Fund's yield that is not tax-exempt.

       Based on the seven-day period ended December 31, 2002 (the "base period"), the yield and effective yield of the Trust Shares of each of the Money Market Funds were as follows:

      Fund-Trust Shares                                    Yield Effective Yield

      Money Market Fund...............................          %            %
      Ohio Municipal Money Market Fund................          %            %
      Florida Tax-Free Money Fund.....................          %            %
      U.S. Treasury Money Market Fund.................          %            %

       Based on the seven-day period ended December 31, 2002 (the "base period"), the yield and effective yield of the Investment A, B and Interfund Shares of the Money Market Funds listed below were as follows:

      Fund-Investment A Shares                         Yield    Effective Yield

      Money Market Fund...............................           %           %
      Ohio Municipal Money Market Fund................           %           %
      Florida Tax-Free Money Fund.....................           %           %
      U.S. Treasury Money Market Fund.................           %           %



      Money Market B Shares                          Yield    Effective Yield

      Money Market B Shares.........................     %           %

      Money Market Interfund Shares                  Yield    Effective Yield

      Money Market Interfund Shares.................     %           %

       The tax-equivalent yield for Trust Shares of the Ohio Municipal Money Market Fund for the seven-day period ended December 31, 2002, was XXXX% (assuming a 39.6% federal income tax bracket and a 7.5% Ohio income tax bracket).

       The tax-equivalent yield for Investment A Shares of the Ohio Municipal Money Market Fund for the seven-day period ended December 31, 2002, was XXXX% (assuming a 39.6% federal income tax bracket and a 7.5% Ohio income tax bracket).

       The tax-equivalent yield for Trust Shares of the Florida Tax-Free Money Fund for the seven-day period ended December 31, 2002, was XXXX% (assuming a 39.6% federal income tax bracket).

       The tax-equivalent yield for Investment A Shares of the Florida Tax-Free Money Fund for the seven-day period ended December 31, 2002, was XXXX% (assuming a 39.6% federal income tax bracket).

Other Funds

       Generally, the Equity and Income Funds will advertise average annual total returns. In addition, the Ohio Tax-Free Fund and the Michigan Tax-Free Fund may advertise thirty-day tax-equivalent yields.

                                        ERV 1
                        Average Annual Return = ( ) n - 1
                                          P

       In accordance with SEC guidelines, the average annual total return for each class of shares is calculated according to the following formula: where p = a hypothetical initial of $1,000; n = number of years; and ERV = ending redeemable value of the hypothetical $1,000 investment after the investment period.

       In accordance with SEC guidelines, the yield for each class of shares of an Equity or Income Fund is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                                        a - b
                           Yield = 2[ (      +1 ) (6) +1]
                                         cd

Where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursements); c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.

       In accordance with SEC guidelines, the tax-equivalent yield for each class of the Equity and Income Funds is computed by dividing the portion of the yield that is tax-exempt by 1 minus a stated income tax rate and adding the quotient to that portion, if any, of the yield that is not tax-exempt.

The average annual total returns for Investment A Shares and Investment B Shares of each of the following Funds (including the effect of the sales load) for the one-year, five-year and ten-year periods and for the life of the respective Fund through December 31, 2002, were as follows:


                              Fiscal Year   Five Years   Ten Years   Inception
                                 Ended        Ended       Ended       through
Fund Investment A Shares       12/31/2002   12/31/2002  12/31/2002   12/31/2002
-------------------------------------------------------------------------------
Growth Fund
  Before Taxes                     %            %            %          %(1)
  After        Taxes       on      %            %            %          %(1)
  Distributions
  After        Taxes       on
  Distributions  and  Sale of      %            %            %          %(1)
  Shares
Income Equity Fund
  Before Taxes                     %            %            %          %(2)
  After        Taxes       on      %            %            %          %(2)
  Distributions
  After        Taxes       on
  Distributions  and  Sale of      %            %            %          %(2)
  Shares
Rotating Markets Fund
  Before Taxes                     %           N/A          N/A        % (3)
  After        Taxes       on      %           N/A          N/A        % (3)
  Distributions
  After        Taxes       on
  Distributions  and  Sale of      %           N/A          N/A        % (3)
  Shares
Dividend Capture Fund
  Before Taxes                     %           N/A          N/A        % (4)
  After        Taxes       on      %           N/A          N/A        % (4)
  Distributions
  After        Taxes       on
  Distributions  and  Sale of      %           N/A          N/A        % (4)
  Shares
International Equity Fund
  Before Taxes                     %           N/A          N/A        % (4)
  After        Taxes       on      %           N/A          N/A        % (4)
  Distributions
  After        Taxes       on
  Distributions  and  Sale of      %           N/A          N/A        % (4)
  Shares
Mid Corp America Fund
  Before Taxes                     %           N/A          N/A        % (4)
  After        Taxes       on      %           N/A          N/A        % (4)
  Distributions
  After        Taxes       on
  Distributions  and  Sale of      %           N/A          N/A        % (4)
  Shares
New Economy Fund
  Before Taxes                     %           N/A          N/A        % (4)
  After        Taxes       on      %           N/A          N/A        % (4)
  Distributions
  After        Taxes       on
  Distributions  and  Sale of      %           N/A          N/A        % (4)
  Shares
Situs Small Cap Fund               %           N/A          N/A        % (5)
  Before Taxes                     %           N/A          N/A        % (5)
  After        Taxes       on      %           N/A          N/A        % (5)
  Distributions
  After        Taxes       on
  Distributions  and  Sale of      %           N/A          N/A        % (5)
  Shares
Mortgage Securities Fund
  Before Taxes                     %            %           N/A         %(6)
  After        Taxes       on      %            %           N/A         %(6)
  Distributions
  After        Taxes       on
  Distributions  and  Sale of      %            %           N/A         %(6)
  Shares
Ohio Tax-Free Fund
  Before Taxes                     %            %            %          %(1)
  After        Taxes       on      %            %            %          %(1)
  Distributions
  After        Taxes       on
  Distributions  and  Sale of      %            %            %          %(1)
  Shares
Michigan Tax-Free Fund
  Before Taxes                     %            %            %          %(7)
  After        Taxes       on      %            %            %          %(7)
  Distributions
  After        Taxes       on
  Distributions  and  Sale of      %            %            %          %(7)
  Shares
Fixed Income Securities Fund
  Before Taxes                     %            %            %          %(1)
  After        Taxes       on      %            %            %          %(1)
  Distributions
  After        Taxes       on
  Distributions  and  Sale of      %            %            %          %(1)
  Shares
Intermediate Government
Income Fund
  Before Taxes                     %            %            %          %(7)
  After        Taxes       on      %            %            %          %(7)
  Distributions
  After        Taxes       on
  Distributions  and  Sale of      %            %            %          %(7)
  Shares

(1)   Since 5/1/91
(2) Performance shown represents combined performance of the Trust Shares class from 7/3/89 to 5/14/97 (adjusted to reflect expenses associated with Investment A Shares) and the Investment A Shares class since its 5/14/97 inception.
(3)   Since 5/1/01
(4)   Since 3/1/01
(5)   Since 9/27/02
(6)   Since 6/2/92
(7)   Performance   shown  includes  the  applicable   predecessor  FMB  Fund,
      effective 4/13/98. Performance shown since inception date of 12/2/91.


                               Fiscal     Five Years    Ten Years    Inception
                             Year Ended     Ended         Ended       through
Fund Investment B Shares+    12/31/2002   12/31/2002   12/31/2002    12/31/2002
-------------------------------------------------------------------------------
Growth Fund
  Before Taxes                    %           %             %          % (1)
  After       Taxes       on      %           %             %          % (1)
  Distributions
  After       Taxes       on
  Distributions  and Sale of      %           %             %          % (1)
  Shares
Income Equity Fund
  Before Taxes                    %           %             %           %(2)
  After       Taxes       on      %           %             %          % (2)
  Distributions
  After       Taxes       on
  Distributions  and Sale of      %           %             %          % (2)
  Shares
Dividend Capture Fund
  Before Taxes                    %           %             %          % (3)
  After       Taxes       on      %           %             %          % (3)
  Distributions
  After       Taxes       on
  Distributions  and Sale of      %          N/A           N/A         % (3)
  Shares
International Equity Fund
  Before Taxes                    %          N/A           N/A         % (3)
  After       Taxes       on      %          N/A           N/A         % (3)
  Distributions
  After       Taxes       on
  Distributions  and Sale of      %          N/A           N/A         % (3)
  Shares
Mid Corp America Fund
  Before Taxes                    %          N/A           N/A         % (3)
  After       Taxes       on      %          N/A           N/A         % (3)
  Distributions
  After       Taxes       on
  Distributions  and Sale of     N/A         N/A           N/A         % (3)
  Shares
New Economy Fund
  Before Taxes                    %          N/A           N/A         % (3)
  After       Taxes       on      %          N/A           N/A         % (3)
  Distributions
  After       Taxes       on
  Distributions  and Sale of      %          N/A           N/A         % (3)
  Shares
Situs Small Cap Fund
  Before Taxes                    %          N/A           N/A         % (4)
  After       Taxes       on      %          N/A           N/A         % (4)
  Distributions
  After       Taxes       on
  Distributions  and Sale of      %          N/A           N/A         % (4)
  Shares
Fixed Income Securities Fund
  Before Taxes                    %           %             %          % (1)
  After       Taxes       on      %           %             %          % (1)
  Distributions
  After       Taxes       on
  Distributions  and Sale of      %           %             %          % (1)
  Shares

(1)   Since 5/1/91
(2)   Since 7/3/89
(3)   Since 3/1/01
(4)   Since 9/27/02

       + Prior to 5/1/00 (the inception date for Investment B Shares), performance for Investment B Shares includes the performance of Investment A Shares, adjusted for the Investment B Shares 12b-1 fees and CDSC.

The average annual total returns for Trust Shares of each of the following Funds for the one-year, five-year and ten-year periods and for the life of the respective Fund through December 31, 2002, were as follows:

                             Fiscal Year   Five Years   Ten Years   Inception
                                Ended        Ended        Ended      through
Fund Trust Shares            12/31/2002    12/31/2002  12/31/2002   12/31/2002
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Growth Fund
  Before Taxes                   %            %            %          % (1)
  After       Taxes      on      %            %            %          % (1)
  Distributions
  After       Taxes      on
  Distributions   and  Sale      %            %            %          % (1)
  of Shares
Income Equity Fund
  Before Taxes                   %            %            %          % (1)
  After       Taxes      on      %            %            %          % (1)
  Distributions
  After       Taxes      on
  Distributions   and  Sale      %            %            %          % (1)
  of Shares
Rotating Markets Fund
  Before Taxes                   %           N/A          N/A         % (2)
  After       Taxes      on      %           N/A          N/A         % (2)
  Distributions
  After       Taxes      on
  Distributions   and  Sale      %           N/A          N/A         % (2)
  of Shares
Dividend Capture Fund
  Before Taxes                   %           N/A          N/A         % (3)
  After       Taxes      on      %           N/A          N/A         % (3)
  Distributions
  After       Taxes      on
  Distributions   and  Sale      %           N/A          N/A         % (3)
  of Shares
International Equity Fund
  Before Taxes                   %           N/A          N/A         % (3)
  After       Taxes      on      %           N/A          N/A         % (3)
  Distributions
  After       Taxes      on
  Distributions   and  Sale      %           N/A          N/A         % (3)
  of Shares
Mid Corp America Fund
  Before Taxes                   %           N/A          N/A         % (3)
  After       Taxes      on      %           N/A          N/A         % (3)
  Distributions
  After       Taxes      on
  Distributions   and  Sale      %           N/A          N/A         % (3)
  of Shares
New Economy Fund
  Before Taxes                   %           N/A          N/A         % (3)
  After       Taxes      on      %           N/A          N/A         % (3)
  Distributions
  After       Taxes      on
  Distributions   and  Sale      %           N/A          N/A         % (3)
  of Shares
Situs Small Cap Fund
  Before Taxes                   %           N/A          N/A         % (4)
  After       Taxes      on      %           N/A          N/A         % (4)
  Distributions
  After       Taxes      on
  Distributions   and  Sale      %           N/A          N/A         % (4)
  of Shares
Mortgage Securities Fund
  Before Taxes                   %            %           N/A         % (5)
  After       Taxes      on      %            %           N/A         % (5)
  Distributions
  After       Taxes      on
  Distributions   and  Sale      %                        N/A         % (5)
  of Shares
Ohio Tax-Free Fund
  Before Taxes                   %            %            %          % (6)
  After       Taxes      on      %            %            %          % (6)
  Distributions
  After       Taxes      on
  Distributions   and  Sale      %            %            %          % (6)
  of Shares
Michigan Tax-Free Fund
  Before Taxes                   %            %            %          % (7)
  After       Taxes      on      %            %            %          % (7)
  Distributions
  After       Taxes      on
  Distributions   and  Sale      %            %            %          % (7)
  of Shares
Fixed Income Securities
Fund
  Before Taxes                   %            %            %          % (1)
  After       Taxes      on      %            %            %          % (1)
  Distributions
  After       Taxes      on
  Distributions   and  Sale      %            %            %          % (1)
  of Shares
Intermediate Government
Income Fund
  Before Taxes                   %            %            %          % (7)
  After       Taxes      on      %            %            %          % (7)
  Distributions
  After       Taxes      on
  Distributions   and  Sale      %            %            %          % (7)
  of Shares
Short/Intermediate Fixed
Income Securities Fund
  Before Taxes                   %            %            %          % (1)
  After       Taxes      on      %            %            %          % (1)
  Distributions
  After       Taxes      on
  Distributions   and  Sale      %            %            %          % (1)
  of Shares

(1)   Since 7/3/89
(2)   Since 5/1/01
(3)   Since 3/1/01
(4)   Since 9/27/02
(5)   Since 6/2/92
(6)   Since 10/18/88
(7)   Performance   shown  includes  the  applicable   predecessor  FMB  Fund,
      effective 4/13/98.  Performance shown since inception date of 12/2/91.

       The tax-equivalent yield for the Investment A Shares of the Ohio Tax-Free Fund for the thirty-day period ended December 31, 2002, was XXXX% (assuming a 39.6% federal income tax bracket and a 7.5% Ohio income tax bracket).

       The tax-equivalent yield for Investment A Shares of the Michigan Tax-Free Fund for the thirty-day period ended December 31, 2002, was XXXX% (assuming a 39.6% federal income tax bracket and a 4.2% Michigan income tax bracket).

       The tax-equivalent yield for the Trust Shares of the Ohio Tax-Free Fund for the thirty-day period ended December 31, 2002, was XXXX% (assuming a 39.6% federal income tax bracket and a 7.5% Ohio income tax bracket).

       The tax-equivalent yield for the Trust Shares of the Michigan Tax-Free Fund for the thirty-day period ended December 31, 2002, was XXXX% (assuming a 39.6% federal income tax bracket and a 4.2% Michigan income tax bracket).

                            Tax-Equivalency Tables

       The Ohio Municipal Money Market Fund and the Ohio Tax-Free Fund, with respect to each class of shares offered, may use a tax equivalency table in advertising and sales literature. The interest earned on tax-exempt securities in either Fund's portfolio generally remains free from federal regular income tax and is free from Ohio personal income taxes. The tables below provide tax-equivalent yields for selected tax-exempt yields. Some portion of either Fund's income may result in liability under the federal alternative minimum tax and may be subject to state and local taxes.

                      Taxable Yield Equivalent For 2002
               Combined Federal And State Of Ohio Income Taxes


------------ ---------- ---------- --------------------------------------------
TAX
BRACKET:
FEDERAL         10.00%     15.00%      27.00%     30.00%     35.00%     39.60%

------------ ------------------------------------------------------------------
------------ ---------- ---------- --------------------------------------------
COMBINED
FEDERAL &      12.972%    19.457%     32.201%    36.900%    42.500%    47.100%
STATE

------------ ------------------------------------------------------------------
------------ ------------------------------------------------------------------
SINGLE              $0 -   $6,001 -   $27,951-   $67,701-  $141,251-      OVER
RETURN:         $6,000    $27,950     $67,700   $141,250   $307,050   $307,050

------------
TAX-EXEMPT
   YIELD                        TAXABLE YIELD EQUIVALENT

------------ ---------- ---------- --------------------------------------------
------------ ---------- ---------- --------------------------------------------
      0.50%      0.57%      0.62%       0.74%      0.79%      0.87%      0.93%

      1.00%      1.15%      1.24%       1.47%      1.58%      1.74%      1.86%

      1.50%      1.72%      1.86%       2.21%      2.38%      2.61%      2.78%

      2.00%      2.30%      2.48%       2.95%      3.17%      3.48%      3.71%

      2.50%      2.87%      3.10%       3.69%      3.96%      4.35%      4.64%

      3.00%      3.45%      3.72%       4.42%      4.75%      5.22%      5.57%

      3.50%      4.02%      4.35%       5.16%      5.55%      6.09%      6.49%

      4.00%      4.60%      4.97%       5.90%      6.34%      6.96%      7.42%

      4.50%      5.17%      5.59%       6.64%      7.13%      7.83%      8.35%

      5.00%      5.75%      6.21%       7.37%      7.92%      8.70%      9.28%

      5.50%      6.32%      6.83%       8.11%      8.72%      9.57%     10.20%

      6.00%      6.89%      7.45%       8.85%      9.51%     10.43%     11.13%

      6.50%      7.47%      8.07%       9.59%     10.30%     11.30%     12.06%

      7.00%      8.04%      8.69%      10.32%     11.09%     12.17%     12.99%

      7.50%      8.62%      9.31%      11.06%     11.89%     13.04%     13.91%

      8.00%      9.19%      9.93%      11.80%     12.68%     13.91%     14.84%

      8.50%      9.77%     10.55%      12.54%     13.47%     14.78%     15.77%

      9.00%     10.34%     11.17%      13.27%     14.26%     15.65%     16.70%

The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.

                      Taxable Yield Equivalent For 2002
         Combined Federal And State Of Ohio Income Taxes (continued)

------------ ---------- ---------- --------------------------------------------
TAX
BRACKET:
FEDERAL         10.00%     15.00%      27.00%     30.00%     35.00%     39.60%

------------ ------------------------------------------------------------------
------------ ---------- ---------- --------------------------------------------
COMBINED
FEDERAL &      14.457%    20.201%     33.900%    36.900%    42.500%    47.100%
STATE

------------ ------------------------------------------------------------------
------------ ---------- ---------- --------------------------------------------
JOINT               $0 -  $12,001 -   $46,701-  $112,851-  $171,951-      OVER
RETURN:        $12,000    $46,700    $112,850   $171,950   $307,050   $307,050

------------ ------------------------------------------------------------------
------------
TAX-EXEMPT
   YIELD                        TAXABLE YIELD EQUIVALENT

------------ ---------- ---------- --------------------------------------------
------------ ---------- ---------- --------------------------------------------
      0.50%      0.58%      0.63%       0.76%      0.79%      0.87%      0.93%

      1.00%      1.17%      1.25%       1.51%      1.58%      1.74%      1.86%

      1.50%      1.75%      1.88%       2.27%      2.38%      2.61%      2.78%

      2.00%      2.34%      2.51%       3.03%      3.17%      3.48%      3.71%

      2.50%      2.92%      3.13%       3.78%      3.96%      4.35%      4.64%

      3.00%      3.51%      3.76%       4.54%      4.75%      5.22%      5.57%

      3.50%      4.09%      4.39%       5.30%      5.55%      6.09%      6.49%

      4.00%      4.68%      5.01%       6.05%      6.34%      6.96%      7.42%

      4.50%      5.26%      5.64%       6.81%      7.13%      7.83%      8.35%

      5.00%      5.85%      6.27%       7.56%      7.92%      8.70%      9.28%

      5.50%      6.43%      6.89%       8.32%      8.72%      9.57%     10.20%

      6.00%      7.01%      7.52%       9.08%      9.51%     10.43%     11.13%

      6.50%      7.60%      8.15%       9.83%     10.30%     11.30%     12.06%

      7.00%      8.18%      8.77%      10.59%     11.09%     12.17%     12.99%

      7.50%      8.77%      9.40%      11.35%     11.89%     13.04%     13.91%

      8.00%      9.35%     10.03%      12.10%     12.68%     13.91%     14.84%

      8.50%      9.94%     10.65%      12.86%     13.47%     14.78%     15.77%

      9.00%     10.52%     11.28%      13.62%     14.26%     15.65%     16.70%

The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.

The charts above are for illustrative purposes only. They are not indicators of past or future performance.

      *The income brackets applicable to the state of Ohio do not correspond to the Federal taxable income brackets. In addition, Ohio taxable income will likely be different than Federal taxable income because it is computed by reference to Federal adjusted gross income (AGI) with specifically-defined Ohio modifications and exemptions, and does not consider many of the deductions allowed from Federal AGI in computing Federal taxable income. No other state tax credits, exemptions, or local taxes have been taken into account in arriving at the combined marginal tax rate. In 1999, due to the state having surplus revenue, a 3.627% across the board reduction in the Ohio income tax rates for 1999 only was effected pursuant to Ohio Revised Code sections 131.44 and 5747.02. It is not yet known whether a reduction in the Ohio income tax rates will occur in 2000. A reduction in Ohio income tax rates, such at the 1999 reduction, has the effect of reducing the after-tax advantage of Ohio tax-exempt securities relative to taxable securities. The income amount shown is income subject to federal income tax reduced by adjustments to income, exemptions, and itemized deductions (including the deduction for state and local income taxes). If the standard deduction is taken for Federal income tax purposes, the taxable equivalent yield required to equal a specified tax-exempt yield is at least as great as that shown in the table. It is assumed that the investor is not subject to the alternative minimum tax. Where applicable, investors should consider the benefit of certain itemized deductions and the benefit of personal exemptions are limited in the case of higher income individuals. For 2000, taxpayers with AGI in excess of a threshold amount of approximately $128,950 are subject to an overall limitation on certain itemized deductions, requiring a reduction in such deductions equal to the lesser of (i) 3% of AGI in excess of the threshold amount or (ii) 80% of the amount of such itemized deductions otherwise allocable. The benefit of each personal exemption is phased out at the rate of two percentage points for each $2,800 (or fraction thereof) of AGI in the phase-out zone. For single taxpayers, the range of AGI comprising the phase-out zone for 2000 is estimated to be from $128,950 to $251,450 and for married taxpayers filling a joint return from $193,400 to $315,900. The Federal tax brackets, the threshold amounts at which itemized deductions are subject to reduction, and the range over which personal exemptions are phased out will be further adjusted for inflation each year after 2000.


                            MICHIGAN TAX-FREE FUND

            The Michigan Tax-Free Fund, with respect to each class of shares offered, may use a tax equivalency table in advertising and sales literature. The interest earned on tax-exempt securities in this Fund's portfolio generally remains free from federal regular income tax and is free from Michigan personal income taxes. Some portion of this Fund's income may result in liability under the federal alternative minimum tax and may be subject to state and local taxes. The table below provides tax-equivalent yields for selected tax-exempt yields.

                      TAXABLE YIELD EQUIVALENT FOR 2002
             COMBINED FEDERAL AND STATE OF MICHIGAN INCOME TAXES


------------ ---------- ---------- --------------------------------------------
TAX
BRACKET:
FEDERAL         10.00%     15.00%      27.00%     30.00%     35.00%     39.60%

------------ ------------------------------------------------------------------
------------ ---------- ---------- --------------------------------------------
COMBINED
FEDERAL &       14.10%     19.10%      31.10%     34.10%     39.10%     43.70%
STATE

------------ ------------------------------------------------------------------
------------ ---------- ---------- --------------------------------------------
JOINT               $0 -  $12,001 -   $46,701-  $112,851-  $171,951-      OVER
RETURN:        $12,000    $46,700    $112,850   $171,950   $307,050   $307,050

------------ ------------------------------------------------------------------
------------ ------------------------------------------------------------------
SINGLE              $0 -   $6,001 -   $27,951-   $67,701-  $141,251-      OVER
RETURN:         $6,000    $27,950     $67,700   $141,250   $307,050   $307,050

------------
TAX-EXEMPT
   YIELD                        TAXABLE YIELD EQUIVALENT

------------ ---------- ---------- --------------------------------------------
------------ ---------- ---------- --------------------------------------------
      0.50%      0.58%       062%       0.73%      0.76%      0.82%      0.87%

      1.00%      1.16%      1.24%       1.45%      1.52%      1.64%      1.75%

      1.50%      1.75%      1.85%       2.18%      2.28%      2.46%      2.62%

      2.00%      2.33%      2.47%       2.90%      3.03%      3.28%      3.49%

      2.50%      2.91%      3.09%       3.63%      3.79%      4.11%      4.36%

      3.00%      3.49%      3.71%       4.35%      4.55%      4.93%      5.24%

      3.50%      4.07%      4.33%       5.08%      5.31%      5.75%      6.11%

      4.00%      4.66%      4.94%       5.81%      6.07%      6.57%      6.98%

      4.50%      5.24%      5.56%       6.53%      6.83%      7.39%      7.85%

      5.00%      5.82%      6.18%       7.26%      7.59%      8.21%      8.73%

      5.50%      6.40%      6.80%       7.98%      8.35%      9.03%      9.60%

      6.00%      6.98%      7.42%       8.71%      9.10%      9.85%     10.47%

      6.50%      7.57%      8.03%       9.43%      9.86%     10.67%     11.34%

      7.00%      8.15%      8.65%      10.16%     10.62%     11.49%     12.22%

      7.50%      8.73%      9.27%      10.89%     11.38%     12.32%     13.09%

      8.00%      9.31%      9.89%      11.61%     12.14%     13.14%     13.96%

      8.50%      9.90%     10.51%      12.34%     12.90%     13.96%     14.83%

      9.00%     10.48%     11.12%      13.06%     13.66%     14.78%     15.71%

The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions. Furthermore, no adjustment was made to reflect available state tax deductions on federal returns.

                             FLORIDA TAX-FREE MONEY FUND
The Florida Tax-Free Money Fund, with respect to each class of shares offered, may use a tax equivalency table in advertising and sales literature. The interest earned on tax-exempt securities in this Fund's portfolio generally remains free from federal regular income tax. Some portion of this Fund's income may result in liability under the federal alternative minimum tax. The table below provides tax-equivalent yields for selected tax-exempt yields.

                      TAXABLE YIELD EQUIVALENT FOR 2002
                 STATE OF FLORIDA--FEDERAL INCOME TAXES ONLY

------------ ---------- ---------- --------------------------------------------
TAX
BRACKET:
FEDERAL         10.00%     15.00%      27.00%     30.00%     35.00%     39.60%

------------ ------------------------------------------------------------------
------------ ---------- ---------- --------------------------------------------
JOINT               $0 -  $12,001 -   $46,701-  $112,851-  $171,951-      OVER
RETURN:        $12,000    $46,700    $112,850   $171,950   $307,050   $307,050

------------ ------------------------------------------------------------------
------------ ------------------------------------------------------------------
SINGLE              $0 -   $6,001 -   $27,951-   $67,701-  $141,251-      OVER
RETURN:         $6,000    $27,950     $67,700   $141,250   $307,050   $307,050

------------
TAX-EXEMPT
   YIELD                        TAXABLE YIELD EQUIVALENT

------------ ---------- ---------- --------------------------------------------
------------ ---------- ---------- --------------------------------------------
      0.50%      0.66%      0.69%       0.78%      0.81%      0.87%      0.91%

      1.00%      1.21%      1.28%       1.47%      1.53%      1.64%      1.73%

      1.50%      1.77%      1.86%       2.15%      2.24%      2.41%      2.54%

      2.00%      2.32%      2.45%       2.84%      2.96%      3.18%      3.36%

      2.50%      2.88%      3.04%       3.52%      3.67%      3.95%      4.17%

      3.00%      3.43%      3.63%       4.21%      4.39%      4.72%      4.99%

      3.50%      3.99%      4.22%       4.89%      5.10%      5.48%      5.80%

      4.00%      4.54%      4.81%       5.58%      5.81%      6.25%      6.61%

      4.50%      5.10%      5.39%       6.26%      6.53%      7.02%      7.43%

      5.00%      5.66%      5.98%       6.95%      7.24%      7.79%      8.24%

      5.50%      6.21%      6.57%       7.63%      7.96%      8.56%      9.06%

      6.00%      6.77%      7.16%       8.32%      8.67%      9.33%      9.87%

      6.50%      7.32%      7.75%       9.00%      9.39%     10.10%     10.69%

      7.00%      7.88%      8.34%       9.69%     10.10%     10.87%     11.50%

      7.50%      8.43%      8.92%      10.37%     10.81%     11.64%     12.31%

      8.00%      8.99%      9.51%      11.06%     11.53%     12.41%     13.13%

      8.50%      9.54%     10.10%      11.74%     12.24%     13.18%     13.94%

      9.00%     10.10%     10.69%      12.43%     12.96%     13.95%     14.76%

Note: The State of Florida levies a tax on intangible personal property, such as stocks, bonds and other evidences of indebtedness. For Individual Filers the first $250,000 of total taxable assets are exempt. Assets above $250,000 are taxed at $1.00 per $1,000 of value as of value as of January 1st. For Joint Filers the first $500,000 of total taxable assets are exempt. Assets above $500,000 are taxed at $1.00 per $1,000 of value as of January 1st. Because this is a tax on the value of an investment as opposed to the income generated therefrom, it becomes more difficult to include its effect in an income-derived equivalent yield table. In an effort to simplify your analysis, this table has been prepared assuming an across-the-board 10 basis point incremental benefit resulting from the avoidance of this tax.

The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent.

                                FINANCIAL STATEMENTS

       The audited financial statements for the Funds, for the fiscal year ended December 31, 2002, and the report of KPMG LLP, independent auditors, are incorporated herein by reference to the Trust's Annual Report to Shareholders dated December 31, 2002, which has been previously sent to shareholders of each Fund pursuant to Section 30(d) of the 1940 Act and previously filed with the SEC. A copy of the Annual Report to Shareholders may be obtained without charge by contacting the Trust.

                                 INVESTMENT RATINGS

       The nationally recognized statistical rating organizations (individually, an "NRSRO") that may be utilized by the Funds with regard to portfolio investments for the Funds include Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Corporation ("S&P"), Fitch Ratings ("Fitch"), and Thomson BankWatch, Inc. ("Thomson"). Set forth below is a description of the relevant ratings of each such NRSRO. The NRSROs that may be utilized by the Funds and the description of each NRSRO's ratings is as of the date of this Statement of Additional Information, and may subsequently change.

Long -Term Debt Ratings (may be assigned, for example, to corporate and municipal bonds)

Description of the long-term debt ratings by Moody's (Moody's applies numerical modifiers (1,2, and 3) in each rating category to indicate the security's ranking within the category):

Aaa         Bonds  which are rated Aaa are  judged to be of the best  quality.
            They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba          Bonds which are rated Ba are judged to have speculative  elements;
            their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B           Bonds  which are rated B  generally  lack  characteristics  of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds which are rated CAA are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca          Bonds  which  are  rated  CA  represent   obligations   which  are
            speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C           Bonds which are rated C are the  lowest-rated  class of bonds, and
            issues  so  rated  can  be  regarded  as  having   extremely  poor
            prospects of ever attaining any real investment standing.

Description of the long-term debt ratings by S&P (S&P may apply a plus (+) or minus (-) to a particular rating classification to show relative standing within that classification):

AAA An obligation rated `AAA' has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA          An   obligation   rated  `AA'  differs  from  the  highest   rated
            obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated `A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated `BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation. Obligations rated `BB', `B', `CCC', `CC', and `C' are regarded as having significant speculative characteristics. `BB' indicates the least degree of  speculation  and `C' the highest.  While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB An obligation rated `BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

CCC Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.
CC The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating.

C The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

Description of long-term debt ratings by Fitch:

AAA Highest credit quality. `AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. `AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. `A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B           Bonds  are  considered  highly  speculative.  While  bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C           Bonds are imminent default in payment of interest or principal.

Short -Term Debt Ratings (may be assigned, for example, to commercial paper, master demand notes, bank instruments, and letters of credit)

Moody's description of its three highest short-term debt ratings:

Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior capacity for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

            o     Leading market positions in well-established industries.

            o     High rates of return on funds employed.

            o     Conservative    capitalization   structure   with   moderate
                  reliance on debt and ample asset protection.

            o Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

            o Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2 Issuers rated Prime-2 (or related supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

S&P's description of its three highest short-term debt ratings:

A-1 A short-term obligation rated `A-1' is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated `A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3 A short-term obligation rated `A-3' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Fitch description of its three highest short-term debt ratings:

F-1+ Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1 Very Strong Credit Quality. Issues assigned this rating reflect an assurance for timely payment, only slightly less in degree than issues rated F-1+.

F-2 Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

Short-Term Loan/Municipal Note Ratings

Moody's description of its two highest short-term loan/municipal note ratings:

Moody's short-term ratings are designated Moody's Investment Grade (MIG or VMIG). (See below.) The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.

MIG1 This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2 This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.


Short-Term Debt Ratings

            Thomson BankWatch, Inc. ("TBW") ratings are based upon a qualitative and quantitative analysis of all segments of the organization including, where applicable, holding company and operating subsidiaries.

            BankWatch(TM) Ratings do not constitute a recommendation to buy or sell securities of any of these companies. Further, BankWatch does not suggest specific investment criteria for individual clients.

       The TBW Short-Term Ratings apply to commercial paper, other senior short-term obligations and deposit obligations of the entities to which the rating has been assigned.

       The TBW Short-Term Rating apply only to unsecured instruments that have a maturity of one year or less.

       The TBW Short-Term Ratings specifically assess the likelihood of an untimely payment of principal or interest.

TBW-1 The highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis.

TBW-2 The second-highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated TBW-1.

TBW-3 The lowest investment-grade category; indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

TBW-4 The lowest rating category; this rating is regarded as non investment grade and therefore speculative.



                                   ADDRESSES

Huntington Money Market Fund
Investment A Shares, Investment B Shares and Trust Shares

Huntington Ohio Municipal Money Market Fund
Investment A Shares and Trust Shares

Huntington Florida Tax-Free Money Fund
Investment A Shares and Trust Shares

Huntington U.S. Treasury Money Market Fund
Investment A Shares and Trust Shares

Huntington Growth Fund
Investment A Shares, Investment B Shares and Trust Shares

Huntington Income Equity Fund
Investment A Shares, Investment B Shares and Trust Shares

Huntington Rotating Markets Fund
Investment A Shares and Trust Shares

Huntington Dividend Capture Fund
Investment A Shares, Investment B Shares and Trust Shares

Huntington International Equity Fund
Investment A Shares, Investment B Shares and Trust Shares

Huntington Mid Corp America Fund
Investment A Shares, Investment B Shares and Trust Shares

Huntington New Economy Fund
Investment A Shares, Investment B Shares and Trust Shares

Huntington Situs Small Cap Fund
Investment A Shares, Investment B Shares and Trust Shares

Huntington Mortgage Securities Fund
Investment A Shares, Investment B Shares and Trust Shares

Huntington Ohio Tax-Free Fund
Investment A Shares, Investment B Shares and Trust Shares

Huntington Michigan Tax-Free Fund
Investment A Shares, Investment B Shares and Trust Shares
Huntington Fixed Income Securities Fund
Investment A Shares, Investment B Shares and Trust Shares

Huntington Intermediate Government Income Fund
Investment A Shares, Investment B Shares and Trust Shares

Huntington Short/Intermediate Fixed Income Securities Fund
Investment A Shares, Investment B Shares and Trust Shares

5800 Corporate Drive
Pittsburgh, PA  15237-7010

Distributor
Edgewood Services Inc.
5800 Corporate Drive
Pittsburgh, PA 15237-7010

Investment Adviser
Huntington Asset Advisors, Inc.
41 South High Street
Columbus OH  43287

Custodian
The Huntington National Bank
41 South High Street
Columbus, OH  43287

Transfer Agent and Dividend Disbursing Agent
Unified Fund Services, Inc.
P.O. Box 6110
Indianapolis, IN  46206-6110

Independent Auditors
KPMG LLP
Two Nationwide Plaza
Columbus, OH  43215























PART C.     OTHER INFORMATION.

Item 23.    Exhibits

                  (a)   (i)    Conformed copy of Amended and Restated
                               Declaration of Trust of the Registrant,
                               including Amendments No. 1 and 2 thereto; (1)
                        (ii)   Amendment No. 3 to Amended and Restated
                               Declaration of Trust of the Registrant; (3)
                        (iii)  Amendment to Amended and Restated Declaration of
                               Trust of the Registrant; +
                  (b)          By-Laws of the Registrant; (1)
                  (c)          Copy of Specimen Certificate for Shares of
                               Beneficial Interest of the Registrant; (1)
                  (d)   (i)    Conformed copy of Investment Advisory Agreement
                               dated May 12, 2001, between the Registrant and
                               Huntington Asset Advisors, Inc., relating to the
                               Dividend Capture Fund, International Equity Fund,
                               Mid Corp America Fund, New Economy Fund, Rotating
                               Index Fund and the Situs Small Cap Fund; +
                        (ii)   Conformed copy of Investment Advisory Agreement
                               dated October 30, 2002, between the Registrant
                               and Huntington Asset Advisors, Inc.; +
                  (e)   (i)    Conformed copy of Distributor's Contract dated
                               December 1, 2001, between the Registrant and
                               Edgewood Services Inc.; (7)
                        (ii)   Conformed copy of Exhibits F, G and H to the
                               Distributor's Contract dated December 1, 2001,
                               between the Registrant and Edgewood
                               Services Inc.; +
                  (f)          Not applicable;
                  (g)   (i)    Conformed copy of Custodian Contract, dated
                               January 27, 1993, between the Registrant and The
                               Huntington National Bank, as successor to The Huntington Trust Company, N.A.; (1)
                        (ii)   Conformed copy of Amendment to Schedule A to
                               Custodian Contract dated December 20, 1999; (4)
                        (iii)  Conformed copy of Custodian Agreement dated March
                               2, 2001 between the Registrant and State Street
                               Bank and Trust Company; (6)

+     All Exhibits filed electronically.

(1) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 19 on Form N-1A filed April 26, 1995 (File Nos. 33-11905 and 811-5010).

(3) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 28 on Form N-1A filed March 1, 1999 (File Nos. 33-11905 and 811-5010).

(4) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 32 on Form N-1A filed February 25, 2000 (File Nos. 33-11905 and 811-5010).

(6) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 37 on Form N-1A filed May 1, 2001 (File Nos. 33-11905 and 811-5010).

(7) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 38 on Form N-1A filed February 21, 2002 (File Nos. 33-11905 and 811-5010).

       (h)   (i)    Conformed copy of Mutual Fund Services Agreement,
                    dated March 12, 2002, between the Registrant and
                    Unified Funds Services, Inc.; (9)
             (ii)   Conformed copy of Exhibit A to the Mutual Fund
                    Services Agreement, dated March 12, 2002, between
                    the Registrant and Unified Funds Services, Inc.; +
             (iii)  Conformed copy of Agreement for Administrative
                    Services dated December 1, 2001, between the
                    Registrant and Federated Services Company; (7)
             (iv)   Conformed copy of Exhibit A to the Agreement for
                    Administrative Services dated December 1, 2001,
                    between the Registrant and Federated Services
                    Company; +
             (v)    Conformed copy of Sub-Administration Services
                    Agreement, dated December 1, 2001, between the
                    Registrant and The Huntington National Bank;(7)
             (vi)   Conformed copy of Administrative Services Agreement
                    dated November 1, 2000 between the Registrant and The
                    Huntington National Bank; (6)
             (vii)  Conformed copy of Financial Administration and
                    Accounting Services Agreement dated December 1, 2001,
                    between the Registrant and The Huntington National
                    Bank; (7)
             (viii) Conformed copy of Exhibit A to Financial
                    Administration and Accounting Services Agreement
                    dated December 1, 2001, between the Registrant and
                    The Huntington National Bank; +
             (ix)   Conformed copy of Fund Accounting Agreement dated May
                    1, 2002, between the Registrant and BISYS Fund
                    Services Ohio, Inc.; +
             (x)    Form of Mutual Funds Sales and Service Agreement; (9)
       (i)          Conformed copy of Opinion of Counsel as to legality
                    of shares being offered; (10)
       (j)   (i)    Conformed copy of Consent of Independent Public
                    Accountants; (9)
             (ii)   Conformed copy of Consent of Counsel; (10)
       (k)          Not applicable;
_____________________________________________________________________________
+     All Exhibits filed electronically.

(1) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 19 on Form N-1A filed April 26, 1995 (File Nos. 33-11905 and 811-5010).
(7) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 38 on Form N-1A filed February 21, 2002 (File Nos. 33-11905 and 811-5010).
(9) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 39 on Form N-1A filed April 29, 2002 (File Nos. 33-11905 and 811-5010).
(10) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 40 on Form N-1A filed July 19, 2002 (File Nos. 33-11905 and 811-5010).


       (l)          Conformed copy of Initial Capital Understanding; (2)
       (m)   (i)    Conformed copy of the Distribution and Shareholder
                    Services Plan as Amended and Restated December 1,
                    2001; (7)
             (ii)   Conformed copy of Exhibit A to Distribution and
                    Shareholder Services Plan as Amended and Restated
                    August 1, 2002 and October 31, 2002; +
       (n)   (i)    Conformed copy of Multiple Class Plan as amended
                    and restated January 29, 2003; +
       (o)   (i)    Conformed copy of Power of Attorney of John M.
                    Shary, Thomas J. Westerfield, David S. Schoedinger
                    and William R. Wise dated January 30, 2002; (7)
             (ii)   Conformed copy of Power of Attorney of Treasurer
                    of the Registrant dated June 7, 2002; (10)
       (p)   (i)    Copy of Code of Ethics of Huntington Asset Advisors,
                    Inc.; +
             (ii)   Copy of Code of Ethics of The Huntington Funds;(7)
             (iii)  Copy of Code of Ethics of Edgewood Services, Inc.;
                    (7)

Item 24.    Persons Controlled by or Under Common Control with the Registrant:

            None

Item 25.....Indemnification:

            (8)


+     All Exhibits filed electronically.

(2) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 20 on Form N-1A filed April 26, 1996 (File Nos. 33-11905 and 811-5010).
(7) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 38 on Form N-1A filed February 21, 2002 (File Nos. 33-11905 and 811-5010).
(8) Response is incorporated by reference to Registrant's Amendment No. 1 on Form N-14 filed February 3, 1998 (File Nos. 33-11905 and 811-5010).
(10) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 40 on Form N-1A filed July 19, 2002 (File Nos. 33-11905 and 811-5010).


Item 26.    Business and Other Connections of the Investment Adviser:

     Huntington Asset Advisors, Inc., ("Huntington") serves as the investment adviser to the Registrant. Huntington is a wholly owned subsidiary of Huntington Bancshares Incorporated ("HBI"). Huntington conducts a variety of trust activities. To the knowledge of the Registrant, none of the directors or executive officers of Huntington, except those set forth below, is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and executive officers also hold various positions with and engage business for HBI.

                                                POSITION WITH HUNTINGTON
            NAME                                ASSET ADVISORS, INC.

            Daniel B. Benhase                   Chief Executive Officer

            B. Randolph Bateman                 Chief Investment Officer

            David Castor                        Chief Financial Officer

            Ronald J. Corn                      Chief Compliance Officer

            Richard A. Cheap                    Corporate Secretary

Item 27.    Principal Underwriters:

(a) Edgewood Services, Inc. the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant: Banknorth Funds, Excelsior Funds, Inc., Excelsior Institutional Trust, Excelsior Tax-Exempt Funds, Inc., Golden Oak Family of Funds, Hibernia Funds, The Huntington Funds, Huntington VA Funds, Marshall Funds, Inc., The Riverfront Funds, and WesMark Funds.

            (b)

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 Business Address                With Distributor             With Registrant


Lawrence Caracciolo           Director,                           --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Arthur L. Cherry              Director,                           --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

J. Christopher Donahue        Director,                           --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Thomas R. Donahue             Director and Executive              --
5800 Corporate Drive          Vice President,
Pittsburgh, PA 15237-7002    Edgewood Services, Inc.

Karen J. Tracey               President,                          --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Charles L. Davis, Jr.         Vice President,
5800 Corporate Drive          Edgewood Services, Inc.             --
Pittsburgh, PA 15237-7002

Christine Johnston            Vice President,                     --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

John Sheehan                  Vice President                      --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Denis McAuley, III            Treasurer,                          --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Peter J. Germain              Secretary,                          --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Stephen A. Keen               Assistant Secretary,                --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

            (c)  Not applicable


Item 28.    Location of Accounts and Records:

     All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

            Registrant                          41 South High Street
                                                Columbus, Ohio  43287
                                                (Notices should be sent to
                                                the Agent for Service at the
                                                address above)

            Edgewood Services, Inc.             5800 Corporate Drive
            ("Distributor")                     Pittsburgh, PA  15237-7010

            Federated Services Company          Federated Investors Tower
            ("Administrator")                   1001 Liberty Avenue
                                                Pittsburgh, PA  15222-3779

            Huntington Asset Advisors, Inc.     41 South High Street
            ("Adviser")                         Columbus, Ohio  43287

            The Huntington National Bank        41 South High Street
            ("Custodian" and "Sub-              Columbus, Ohio  43287
            Administrator")

Item 29.    Management Services:  Not applicable.

Item 30.    Undertakings:  Not applicable.

                                  SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, THE HUNTINGTON FUNDS, has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 28th day of February 2003.

                             THE HUNTINGTON FUNDS

                  BY: /s/ Victor R. Siclari
                  Victor R. Siclari, Secretary
                  February 28, 2003

    Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

    NAME                            TITLE                         DATE

By: /s/ Victor R. Siclari         Attorney In Fact          February 28, 2003
    Victor R. Siclari             For the Persons
    SECRETARY                     Listed Below

    NAME                            TITLE

    Daniel B. Benhase*            President
                                  (Chief Executive Officer)

    James E. Ostrowski*           Vice President

    David R. Carson*              Treasurer
                                  (Principal Financial Officer)

    David S. Schoedinger*         Trustee

    John M. Shary*                Trustee

    Thomas J. Westerfield*        Trustee

    William R. Wise*              Trustee


* By Power of Attorney